UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2105

Fidelity Salem Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity Advisor® Series Short-Term Credit Fund

May 31, 2017

ASS1-QTLY-0717
1.9863257.102

Investments May 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 69.6%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 6.7%
Automobiles - 3.6%
American Honda Finance Corp.:
1.5% 11/19/18	$305,000	$304,235
1.7% 2/22/19	166,000	166,067
2% 2/14/20	500,000	501,971
BMW U.S. Capital LLC 2.15% 4/6/20 (a)	704,000	708,383
Daimler Finance North America LLC:
1.375% 8/1/17 (a)	358,000	358,018
1.5% 7/5/19 (a)	300,000	297,008
1.65% 5/18/18 (a)	500,000	499,980
2.2% 5/5/20 (a)	350,000	350,371
2.25% 3/2/20 (a)	200,000	200,954
2.3% 1/6/20 (a)	400,000	402,018
2.45% 5/18/20 (a)	200,000	201,647
General Motors Financial Co., Inc.:
2.35% 10/4/19	400,000	399,812
2.4% 4/10/18	799,000	802,794
2.4% 5/9/19	750,000	752,276
2.65% 4/13/20	285,000	286,383
Volkswagen Group of America Finance LLC 1.65% 5/22/18 (a)	500,000	499,188
Volkswagen International Finance NV 2.125% 11/20/18 (a)	500,000	500,854
		7,231,959
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp. 2.1% 12/7/18	71,000	71,487
Media - 3.0%
21st Century Fox America, Inc.:
4.5% 2/15/21	680,000	732,105
8.25% 8/10/18	140,000	150,426
CBS Corp. 2.3% 8/15/19	337,000	339,173
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 3.579% 7/23/20	1,400,000	1,455,089
Comcast Corp. 5.15% 3/1/20	500,000	544,859
COX Communications, Inc. 6.25% 6/1/18 (a)	89,000	92,750
NBCUniversal Enterprise, Inc. 1.974% 4/15/19 (a)	1,000,000	1,004,668
NBCUniversal, Inc. 5.15% 4/30/20	500,000	547,515
Time Warner Cable, Inc. 6.75% 7/1/18	349,000	366,825
Time Warner, Inc.:
4.75% 3/29/21	192,000	207,227
6.875% 6/15/18	500,000	526,580
		5,967,217

TOTAL CONSUMER DISCRETIONARY		13,270,663

CONSUMER STAPLES - 5.6%
Beverages - 1.0%
Anheuser-Busch InBev Finance, Inc.:
1.9% 2/1/19	1,728,000	1,732,501
2.65% 2/1/21	350,000	355,611
		2,088,112
Food & Staples Retailing - 1.1%
CVS Health Corp.:
1.9% 7/20/18	171,000	171,451
2.25% 12/5/18	710,000	714,859
2.25% 8/12/19	500,000	503,806
Kroger Co. 2.3% 1/15/19	391,000	394,126
Walgreens Boots Alliance, Inc.:
1.75% 11/17/17	46,000	46,056
1.75% 5/30/18	299,000	301,476
		2,131,774
Food Products - 1.3%
H.J. Heinz Co. 1.6% 6/30/17	350,000	350,067
The J.M. Smucker Co. 1.75% 3/15/18	1,116,000	1,116,843
Tyson Foods, Inc.:
1.6358% 5/30/19 (b)	356,000	356,564
2.65% 8/15/19	679,000	688,198
		2,511,672
Tobacco - 2.2%
BAT International Finance PLC:
1.85% 6/15/18 (a)	1,000,000	1,000,218
2.75% 6/15/20 (a)	500,000	506,878
Imperial Tobacco Finance PLC:
2.05% 2/11/18 (a)	900,000	900,297
2.05% 7/20/18 (a)	400,000	400,144
Philip Morris International, Inc.:
1.375% 2/25/19	432,000	429,012
1.875% 1/15/19	400,000	400,521
Reynolds American, Inc.:
2.3% 6/12/18	578,000	580,954
3.25% 6/12/20	127,000	131,460
		4,349,484

TOTAL CONSUMER STAPLES		11,081,042

ENERGY - 5.6%
Energy Equipment & Services - 0.4%
Noble Holding International Ltd. 5.75% 3/16/18	12,000	12,060
Petrofac Ltd. 3.4% 10/10/18 (a)	322,000	321,243
Schlumberger Holdings Corp. 2.35% 12/21/18 (a)	561,000	564,691
		897,994
Oil, Gas & Consumable Fuels - 5.2%
Anadarko Petroleum Corp. 4.85% 3/15/21	49,000	52,619
BP Capital Markets PLC:
1.375% 5/10/18	1,195,000	1,193,043
1.676% 5/3/19	96,000	95,871
2.315% 2/13/20	352,000	356,021
2.521% 1/15/20	500,000	508,045
Canadian Natural Resources Ltd. 1.75% 1/15/18	74,000	73,974
Columbia Pipeline Group, Inc. 2.45% 6/1/18	237,000	238,090
ConocoPhillips Co.:
1.5% 5/15/18	1,370,000	1,369,055
2.2% 5/15/20	350,000	352,128
Enbridge, Inc. 1.514% 6/2/17 (b)	317,000	317,000
Energy Transfer Partners LP 2.5% 6/15/18	111,000	111,576
Enterprise Products Operating LP:
1.65% 5/7/18	605,000	604,777
2.55% 10/15/19	35,000	35,437
EOG Resources, Inc. 2.45% 4/1/20	472,000	475,666
Exxon Mobil Corp. 1.708% 3/1/19	500,000	501,623
Kinder Morgan Energy Partners LP 2.65% 2/1/19	18,000	18,191
Kinder Morgan, Inc. 3.05% 12/1/19	401,000	409,553
Marathon Petroleum Corp. 2.7% 12/14/18	293,000	296,156
Petro-Canada 6.05% 5/15/18	179,000	186,158
Petroleos Mexicanos:
3.125% 1/23/19	30,000	30,315
5.5% 2/4/19	730,000	765,332
Shell International Finance BV 2.125% 5/11/20	1,216,000	1,225,758
Sunoco Logistics Partner Operations LP 5.5% 2/15/20	300,000	323,164
TransCanada PipeLines Ltd.:
1.625% 11/9/17	380,000	380,141
1.875% 1/12/18	358,000	358,496
		10,278,189

TOTAL ENERGY		11,176,183

FINANCIALS - 30.2%
Banks - 16.2%
ABN AMRO Bank NV 2.1% 1/18/19 (a)	1,000,000	1,001,917
Australia & New Zealand Banking Group Ltd. 2.25% 6/13/19	750,000	754,928
Bank of America Corp.:
2% 1/11/18	2,031,000	2,036,008
2.25% 4/21/20	160,000	160,038
2.6% 1/15/19	4,600,000	4,645,388
2.65% 4/1/19	500,000	505,662
Barclays PLC 2% 3/16/18	850,000	850,986
BNP Paribas 2.375% 9/14/17	370,000	371,013
Capital One NA:
2.35% 8/17/18	500,000	502,786
2.35% 1/31/20	300,000	300,538
Citigroup, Inc.:
1.7% 4/27/18	850,000	849,659
2.05% 6/7/19	500,000	500,220
2.15% 7/30/18	300,000	301,007
2.4% 2/18/20	241,000	242,026
2.5% 9/26/18	300,000	302,182
2.5% 7/29/19	925,000	933,849
2.75% 4/25/22	300,000	300,187
Citizens Bank NA:
2.25% 3/2/20	350,000	350,684
2.45% 12/4/19	270,000	272,253
Credit Suisse Group Funding Guernsey Ltd. 3.45% 4/16/21	1,000,000	1,026,138
Credit Suisse New York Branch:
1.7% 4/27/18	350,000	350,139
1.75% 1/29/18	358,000	358,355
Discover Bank:
2% 2/21/18	447,000	447,661
2.6% 11/13/18	500,000	504,240
Fifth Third Bancorp 4.5% 6/1/18	223,000	228,842
Fifth Third Bank 2.15% 8/20/18	228,000	229,193
HSBC U.S.A., Inc.:
1.7% 3/5/18	216,000	216,242
2.625% 9/24/18	179,000	180,873
Huntington National Bank 2.375% 3/10/20	400,000	403,081
ING Bank NV 1.8% 3/16/18 (a)	1,000,000	1,001,755
ING Groep NV 3.15% 3/29/22	400,000	407,663
JPMorgan Chase & Co.:
1.7% 3/1/18	4,029,000	4,032,147
2.25% 1/23/20	150,000	150,648
2.35% 1/28/19	1,250,000	1,261,806
La Caisse Centrale 1.75% 1/29/18 (a)	268,000	268,252
Mitsubishi UFJ Trust & Banking Corp. 1.6% 10/16/17 (a)	268,000	268,051
Mizuho Bank Ltd. 1.55% 10/17/17 (a)	587,000	586,879
Nordea Bank AB 1.875% 9/17/18 (a)	200,000	200,375
Royal Bank of Canada:
1.625% 4/15/19	250,000	248,864
2.15% 3/15/19	500,000	502,727
Sumitomo Mitsui Banking Corp. 1.75% 1/16/18	358,000	358,570
SunTrust Bank 2.25% 1/31/20	750,000	755,026
The Toronto-Dominion Bank 2.25% 11/5/19	500,000	504,167
Wells Fargo & Co. 2.15% 1/15/19	2,000,000	2,011,788
Westpac Banking Corp.:
1.6% 8/19/19	300,000	298,157
2.15% 3/6/20	250,000	250,806
		32,233,776
Capital Markets - 5.0%
Deutsche Bank AG London Branch:
2.5% 2/13/19	500,000	501,639
2.85% 5/10/19	530,000	535,421
Goldman Sachs Group, Inc.:
1.748% 9/15/17	626,000	626,496
2% 4/25/19	1,000,000	1,000,830
2.375% 1/22/18	1,893,000	1,901,617
2.55% 10/23/19	180,000	181,842
2.625% 1/31/19	768,000	776,291
IntercontinentalExchange, Inc. 2.75% 12/1/20	261,000	266,050
Moody's Corp.:
2.75% 7/15/19	440,000	447,642
2.75% 12/15/21	51,000	51,483
Morgan Stanley:
2.45% 2/1/19	750,000	755,609
2.65% 1/27/20	1,250,000	1,265,944
S&P Global, Inc. 2.5% 8/15/18	116,000	116,981
UBS AG Stamford Branch:
1.8529% 3/26/18 (b)	1,000,000	1,004,877
2.375% 8/14/19	500,000	503,929
		9,936,651
Consumer Finance - 5.1%
American Express Credit Corp.:
1.875% 11/5/18	700,000	700,236
2.2% 3/3/20	500,000	503,494
2.25% 5/5/21	500,000	500,352
Capital One Financial Corp. 2.45% 4/24/19	250,000	251,491
Caterpillar Financial Services Corp. 2.1% 1/10/20	287,000	288,638
Discover Financial Services 6.45% 6/12/17	563,000	563,548
Ford Motor Credit Co. LLC:
1.684% 9/8/17	358,000	358,115
1.897% 8/12/19	250,000	248,057
2.145% 1/9/18	1,858,000	1,862,994
2.24% 6/15/18	701,000	703,082
2.262% 3/28/19	400,000	400,928
3.336% 3/18/21	500,000	509,431
Hyundai Capital America:
2% 3/19/18 (a)	179,000	179,220
2% 7/1/19 (a)	500,000	496,500
2.125% 10/2/17 (a)	265,000	265,295
2.875% 8/9/18 (a)	127,000	128,179
Synchrony Financial:
1.875% 8/15/17	142,000	142,007
2.6% 1/15/19	434,000	436,370
3% 8/15/19	192,000	194,735
Toyota Motor Credit Corp.:
1.55% 10/18/19	181,000	180,007
1.95% 4/17/20	1,250,000	1,251,573
		10,164,252
Insurance - 3.9%
ACE INA Holdings, Inc. 2.3% 11/3/20	112,000	112,812
AFLAC, Inc. 2.4% 3/16/20	500,000	507,283
AIA Group Ltd. 2.25% 3/11/19 (a)	533,000	533,783
American International Group, Inc. 2.3% 7/16/19	832,000	837,399
Aon Corp. 5% 9/30/20	170,000	183,680
Assurant, Inc. 2.5% 3/15/18	600,000	602,753
Hartford Financial Services Group, Inc. 5.5% 3/30/20	233,000	253,860
Marsh & McLennan Companies, Inc. 2.55% 10/15/18	210,000	212,187
MassMutual Global Funding II 1.55% 10/11/19 (a)	500,000	495,400
Metropolitan Life Global Funding I 1.55% 9/13/19 (a)	500,000	494,941
New York Life Global Funding:
1.5% 10/24/19 (a)	500,000	495,267
1.55% 11/2/18 (a)	330,000	329,927
Pacific LifeCorp 6% 2/10/20 (a)	286,000	311,454
Pricoa Global Funding I 1.9% 9/21/18 (a)	300,000	300,871
Principal Life Global Funding II:
2.2% 4/8/20 (a)	430,000	430,983
2.25% 10/15/18 (a)	500,000	503,559
Prudential Financial, Inc. 2.3% 8/15/18	565,000	569,154
TIAA Asset Management Finance LLC 2.95% 11/1/19 (a)	461,000	468,530
Unum Group 5.625% 9/15/20	180,000	197,731
		7,841,574

TOTAL FINANCIALS		60,176,253

HEALTH CARE - 5.9%
Biotechnology - 1.1%
AbbVie, Inc.:
1.8% 5/14/18	962,000	963,279
2.5% 5/14/20	221,000	223,613
Amgen, Inc. 2.2% 5/22/19	750,000	755,168
Celgene Corp. 2.125% 8/15/18	168,000	168,892
		2,110,952
Health Care Equipment & Supplies - 1.7%
Abbott Laboratories 2.35% 11/22/19	1,000,000	1,006,113
Becton, Dickinson & Co.:
1.8% 12/15/17	191,000	191,475
2.404% 6/5/20 (c)	1,000,000	1,001,990
Danaher Corp. 1.65% 9/15/18	396,000	396,608
Medtronic, Inc. 1.5% 3/15/18	296,000	296,141
Zimmer Biomet Holdings, Inc. 2% 4/1/18	440,000	440,668
		3,332,995
Health Care Providers & Services - 0.5%
Cardinal Health, Inc. 1.95% 6/15/18	51,000	51,129
Express Scripts Holding Co. 1.25% 6/2/17	445,000	445,000
UnitedHealth Group, Inc.:
1.7% 2/15/19	130,000	130,076
1.9% 7/16/18	326,000	327,447
WellPoint, Inc. 1.875% 1/15/18	115,000	115,148
		1,068,800
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc. 2.15% 12/14/18	83,000	83,443
Pharmaceuticals - 2.6%
Actavis Funding SCS:
2.1996% 3/12/18 (b)	447,000	449,785
3% 3/12/20	480,000	490,456
Bayer U.S. Finance LLC 1.5% 10/6/17 (a)	372,000	371,977
Mylan N.V.:
2.5% 6/7/19	717,000	721,298
3% 12/15/18	250,000	253,501
Shire Acquisitions Investments Ireland DAC 1.9% 9/23/19	1,000,000	996,281
Teva Pharmaceutical Finance Netherlands III BV:
1.4% 7/20/18	575,000	572,428
1.7% 7/19/19	461,000	457,216
Zoetis, Inc.:
1.875% 2/1/18	818,000	818,471
3.45% 11/13/20	47,000	48,757
		5,180,170

TOTAL HEALTH CARE		11,776,360

INDUSTRIALS - 1.4%
Aerospace & Defense - 0.3%
Lockheed Martin Corp. 1.85% 11/23/18	500,000	501,647
Rockwell Collins, Inc. 1.95% 7/15/19	164,000	164,389
		666,036
Airlines - 0.3%
Delta Air Lines, Inc. 2.875% 3/13/20	500,000	507,003
Electrical Equipment - 0.1%
Fortive Corp. 1.8% 6/15/19 (a)	89,000	88,608
Industrial Conglomerates - 0.4%
Honeywell International, Inc. 1.4% 10/30/19	500,000	495,908
Roper Technologies, Inc. 2.05% 10/1/18	214,000	214,588
		710,496
Machinery - 0.1%
John Deere Capital Corp. 1.65% 10/15/18	263,000	263,374
Trading Companies & Distributors - 0.2%
Air Lease Corp.:
2.125% 1/15/18	88,000	88,198
2.125% 1/15/20	192,000	191,899
2.625% 9/4/18	180,000	181,643
		461,740

TOTAL INDUSTRIALS		2,697,257

INFORMATION TECHNOLOGY - 2.1%
Communications Equipment - 0.5%
Cisco Systems, Inc. 1.4% 9/20/19	1,000,000	994,565
Electronic Equipment & Components - 1.1%
Amphenol Corp.:
1.55% 9/15/17	304,000	303,998
2.2% 4/1/20	634,000	636,821
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 3.48% 6/1/19 (a)	500,000	511,825
Tyco Electronics Group SA:
2.375% 12/17/18	40,000	40,314
6.55% 10/1/17	604,000	613,770
		2,106,728
IT Services - 0.3%
The Western Union Co.:
2.875% 12/10/17	199,000	200,302
3.65% 8/22/18	388,000	395,623
		595,925
Technology Hardware, Storage & Peripherals - 0.2%
Hewlett Packard Enterprise Co. 2.85% 10/5/18	500,000	506,814

TOTAL INFORMATION TECHNOLOGY		4,204,032

MATERIALS - 1.1%
Chemicals - 1.0%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 1.7% 5/1/18 (a)	1,120,000	1,121,129
Ecolab, Inc.:
1.45% 12/8/17	106,000	105,945
1.55% 1/12/18	858,000	858,048
		2,085,122
Metals & Mining - 0.1%
Freeport-McMoRan, Inc. 2.3% 11/14/17	119,000	118,703

TOTAL MATERIALS		2,203,825

REAL ESTATE - 1.3%
Equity Real Estate Investment Trusts (REITs) - 0.9%
Boston Properties, Inc. 3.7% 11/15/18	500,000	511,697
ERP Operating LP 2.375% 7/1/19	114,000	114,793
Health Care REIT, Inc.:
2.25% 3/15/18	61,000	61,228
4.7% 9/15/17	500,000	504,102
Select Income REIT 2.85% 2/1/18	542,000	544,926
Simon Property Group LP 2.35% 1/30/22	82,000	81,467
		1,818,213
Real Estate Management & Development - 0.4%
Digital Realty Trust LP 3.4% 10/1/20	290,000	298,743
Mack-Cali Realty LP 2.5% 12/15/17	137,000	137,339
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	124,000	124,217
Washington Prime Group LP 3.85% 4/1/20	259,000	261,777
		822,076

TOTAL REAL ESTATE		2,640,289

TELECOMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 3.1%
AT&T, Inc.:
2.3% 3/11/19	238,000	239,288
2.375% 11/27/18	500,000	503,996
2.45% 6/30/20	1,386,000	1,392,506
British Telecommunications PLC 2.35% 2/14/19	886,000	892,233
CenturyLink, Inc. 5.15% 6/15/17	196,000	196,000
Deutsche Telekom International Financial BV 6.75% 8/20/18	228,000	241,440
Verizon Communications, Inc.:
1.375% 8/15/19	500,000	494,783
1.75% 8/15/21	1,000,000	972,710
3.65% 9/14/18	500,000	511,980
4.5% 9/15/20	750,000	803,820
		6,248,756
Wireless Telecommunication Services - 0.6%
Vodafone Group PLC 1.5% 2/19/18	1,179,000	1,178,297

TOTAL TELECOMMUNICATION SERVICES		7,427,053

UTILITIES - 6.0%
Electric Utilities - 3.3%
American Electric Power Co., Inc. 1.65% 12/15/17	274,000	273,995
Duke Energy Corp.:
1.625% 8/15/17	457,000	457,083
1.8% 9/1/21	122,000	119,281
2.1% 6/15/18	1,000,000	1,003,990
Edison International 2.125% 4/15/20	500,000	501,246
Eversource Energy 1.45% 5/1/18	52,000	51,951
Exelon Corp.:
2.85% 6/15/20	712,000	725,441
3.497% 6/1/22 (b)	177,000	181,221
FirstEnergy Corp. 2.75% 3/15/18	576,000	579,386
Great Plains Energy, Inc. 2.5% 3/9/20	121,000	122,201
NextEra Energy Capital Holdings, Inc. 1.649% 9/1/18	83,000	82,847
Pacific Gas & Electric Co. 5.625% 11/30/17	317,000	323,619
Public Service Electric & Gas Co. 2.3% 9/15/18	1,000,000	1,010,538
Southern Co.:
1.3% 8/15/17	250,000	249,960
1.85% 7/1/19	525,000	523,651
TECO Finance, Inc. 1.7554% 4/10/18 (b)	400,000	400,552
		6,606,962
Gas Utilities - 0.5%
Southern California Gas Co. 1.55% 6/15/18	1,000,000	999,963
Independent Power and Renewable Electricity Producers - 0.3%
Emera U.S. Finance LP:
2.15% 6/15/19	54,000	54,025
2.7% 6/15/21	53,000	53,287
Kinder Morgan Finance Co. LLC 6% 1/15/18 (a)	250,000	256,268
Southern Power Co. 1.5% 6/1/18	264,000	263,280
		626,860
Multi-Utilities - 1.9%
Berkshire Hathaway Energy Co. 2% 11/15/18	251,000	251,690
Consolidated Edison, Inc. 2% 3/15/20	107,000	107,126
Dominion Resources, Inc.:
1.4% 9/15/17	151,000	151,057
1.6% 8/15/19	130,000	128,772
1.875% 1/15/19	550,000	549,308
1.9% 6/15/18	283,000	283,538
2.5% 12/1/19	229,000	231,369
3.4522% 9/30/66 (b)	239,000	205,540
Public Service Enterprise Group, Inc. 1.6% 11/15/19	193,000	190,539
Sempra Energy 1.625% 10/7/19	344,000	340,457
Wisconsin Energy Corp.:
1.65% 6/15/18	334,000	334,048
2.45% 6/15/20	1,000,000	1,010,610
		3,784,054

TOTAL UTILITIES		12,017,839

TOTAL NONCONVERTIBLE BONDS
(Cost $138,481,236)		138,670,796

U.S. Treasury Obligations - 9.2%
U.S. Treasury Notes:
1.375% 3/31/20	$6,580,000	$6,572,288
1.375% 4/30/20	1,580,000	1,577,099
1.75% 12/31/20	10,200,000	10,261,732
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $18,362,883)		18,411,119

U.S. Government Agency - Mortgage Securities - 1.1%
Fannie Mae - 0.6%
2.571% 6/1/42 (b)	16,473	17,076
2.695% 2/1/42 (b)	84,938	87,911
2.773% 1/1/42 (b)	63,649	66,777
2.834% 5/1/35 (b)	35,213	37,028
2.892% 7/1/35 (b)	134,997	142,258
2.909% 12/1/34 (b)	15,964	16,859
2.919% 12/1/33 (b)	22,074	23,233
2.944% 11/1/40 (b)	6,436	6,789
3.023% 9/1/41 (b)	9,951	10,461
3.033% 11/1/34 (b)	20,608	21,640
3.05% 8/1/41 (b)	5,680	5,981
3.05% 8/1/41 (b)	35,291	36,737
3.05% 9/1/41 (b)	57,850	61,507
3.088% 10/1/35 (b)	44,827	47,131
3.166% 4/1/35 (b)	12,526	13,239
3.17% 11/1/36 (b)	41,550	43,087
3.221% 2/1/35 (b)	40,969	43,104
3.25% 7/1/41 (b)	13,683	14,374
3.3% 10/1/41 (b)	29,092	30,931
3.31% 1/1/40 (b)	38,758	41,020
3.331% 3/1/40 (b)	21,576	22,717
3.384% 10/1/41 (b)	9,212	9,795
3.435% 12/1/39 (b)	7,423	7,731
3.567% 7/1/41 (b)	17,830	18,579
3.573% 3/1/40 (b)	29,260	30,826
4.5% 6/1/19 to 7/1/20	13,593	13,903
5.5% 11/1/17 to 11/1/34	256,989	283,781

TOTAL FANNIE MAE		1,154,475

Freddie Mac - 0.5%
3.011% 11/1/35 (b)	19,682	20,330
3.13% 8/1/41 (b)	29,733	30,939
3.13% 9/1/41 (b)	17,540	18,547
3.158% 10/1/42 (b)	50,757	53,592
3.206% 8/1/36 (b)	14,847	15,692
3.219% 9/1/41 (b)	10,682	11,081
3.22% 4/1/41 (b)	8,993	9,542
3.279% 6/1/41 (b)	11,696	12,291
3.421% 5/1/41 (b)	9,759	10,298
3.5% 8/1/26	311,971	327,338
3.529% 4/1/40 (b)	22,726	23,859
3.62% 5/1/41 (b)	13,031	13,737
3.648% 6/1/41 (b)	13,435	14,155
3.655% 4/1/40 (b)	22,989	24,201
4% 6/1/24 to 4/1/26	339,371	358,650
4.5% 8/1/18 to 11/1/18	33,623	34,422
8.5% 5/1/26 to 7/1/28	4,361	5,070

TOTAL FREDDIE MAC		983,744

Ginnie Mae - 0.0%
7% 1/15/25 to 6/15/32	26,412	30,817
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $2,178,154)		2,169,036

Asset-Backed Securities - 12.9%
Accredited Mortgage Loan Trust:
Series 2003-3 Class A1, 5.21% 1/25/34 (AMBAC Insured)	$35,311	$35,837
Series 2005-1 Class M1, 1.7286% 4/25/35 (b)	14,969	14,755
Ally Auto Receivables Trust Series 2017-1 Class A3, 1.7% 6/15/21	311,000	311,138
Ally Master Owner Trust:
Series 2012-4 Class A, 1.72% 7/15/19	118,000	117,991
Series 2012-5 Class A, 1.54% 9/15/19	499,000	499,250
Series 2014-5 Class A2, 1.6% 10/15/19	447,000	447,313
Series 2015-3 Class A, 1.63% 5/15/20	350,000	350,174
American Express Credit Account Master Trust:
Series 2017-1 Class A, 1.93% 9/15/22	570,000	573,039
Series 2017-3 Class A, 1.1644% 11/15/22	400,000	400,436
AmeriCredit Automobile Receivables Trust:
Series 2014-2 Class A3, 0.94% 2/8/19	1,203	1,203
Series 2014-4 Class A3, 1.27% 7/8/19	28,167	28,159
Series 2015-2 Class A3, 1.27% 1/8/20	236,676	236,580
Series 2015-3 Class A3, 1.54% 3/9/20	489,351	489,451
Series 2016-2 Class A2A, 1.42% 10/8/19	86,979	86,969
Argent Securities, Inc. pass-thru certificates Series 2003-W7 Class A2, 1.8036% 3/25/34 (b)	14,781	13,985
Bank of America Credit Card Master Trust:
Series 2015-A2 Class A, 1.36% 9/15/20	549,000	548,692
Series 2017-A1 Class A1, 1.95% 8/15/22	497,000	500,137
Capital Auto Receivables Asset Trust Series 2015-2 Class A2, 1.39% 9/20/18	63,655	63,651
Capital One Multi-Asset Execution Trust:
Series 2015-A8 Class A8, 2.05% 8/15/23	274,000	275,961
Series 2016-A3 Class A3, 1.34% 4/15/22	520,000	517,017
Series 2016-A4 Class A4, 1.33% 6/15/22	429,000	425,968
Carmax Auto Owner Trust Series 2015-2 Class A3, 1.37% 3/16/20	231,058	230,936
CarMax Auto Owner Trust Series 2016-4 Class A3, 1.4% 8/15/21	358,000	355,615
Chase Issuance Trust:
Series 2016-A2 Class A, 1.37% 6/15/21	520,000	517,227
Series 2016-A5 Class A5, 1.27% 7/15/21	520,000	516,243
Chesapeake Funding II LLC Series 2017-2A Class A1, 1.99% 5/15/29 (a)	340,000	339,982
Chrysler Capital Auto Receivables Trust:
Series 2015-AA Class A3, 1.22% 7/15/19 (a)	131,443	131,389
Series 2016-BA Class A2, 1.36% 1/15/20 (a)	336,000	335,771
CIT Equipment Collateral Series 2014-VT1 Class A3, 1.5% 10/21/19 (a)	113,083	113,093
Citibank Credit Card Issuance Trust:
Series 2014-A8 Class A8, 1.73% 4/9/20	345,000	345,944
Series 2016-A1 Class A1, 1.75% 11/19/21	506,000	506,797
Series 2017-A2 Class A2, 1.74% 1/19/21	524,000	525,847
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 6.2736% 3/25/32 (b)	1,524	1,512
Series 2004-2 Class 3A4, 1.5236% 7/25/34 (b)	11,176	10,021
Series 2004-4 Class M2, 1.8186% 6/25/34 (b)	1,834	1,823
Dell Equipment Finance Trust Series 2015-1 Class A3, 1.3% 3/23/20 (a)	33,497	33,496
Discover Card Master Trust:
Series 2012-A6 Class A6, 1.67% 1/18/22	402,000	401,948
Series 2016-A1 Class A1, 1.64% 7/15/21	320,000	320,442
Series 2016-A4 Class A4, 1.39% 3/15/22	428,000	425,437
Enterprise Fleet Financing LLC:
Series 2014-2 Class A2, 1.05% 3/20/20 (a)	66,080	66,043
Series 2015-1 Class A2, 1.3% 9/20/20 (a)	113,924	113,822
Series 2016-2 Class A2, 1.74% 2/22/22 (a)	207,965	207,821
Series 2017-1 Class A2, 2.13% 7/20/22 (a)	208,000	208,697
Fannie Mae Series 2004-T5:
Class AB1, 1.4323% 5/28/35 (b)	26,528	24,388
Class AB3, 1.7186% 5/28/35 (b)	12,075	10,770
Flagship Credit Auto Trust Series 2016-1 Class A, 2.77% 12/15/20 (a)	178,269	179,823
Ford Credit Auto Owner Trust:
Series 2014-2 Class A, 2.31% 4/15/26 (a)	1,155,000	1,169,575
Series 2015-2 Class A, 2.44% 1/15/27 (a)	218,000	221,333
Series 2017-A Class A3, 1.67% 6/15/21	370,000	370,426
Ford Credit Floorplan Master Owner Trust:
Series 2015-4 Class A1, 1.77% 8/15/20	370,000	370,897
Series 2015-5 Class A, 2.39% 8/15/22	851,000	862,538
Series 2016-3 Class A1, 1.55% 7/15/21	394,000	392,394
Fremont Home Loan Trust Series 2004-D Class M5, 2.5236% 11/25/34 (b)	1,777	20
GM Financial Automobile Leasing Trust:
Series 2015-1 Class A3, 1.53% 9/20/18	206,916	207,018
Series 2015-2 Class A3, 1.68% 12/20/18	251,576	251,929
Series 2016-2 Class A2A, 1.28% 10/22/18	250,489	250,376
GMF Floorplan Owner Revolving Trust:
Series 2015-1 Class A1, 1.65% 5/15/20 (a)	415,000	415,285
Series 2016-1 Class A1, 1.86% 5/17/21 (a)	320,000	321,143
Series 2017-1 Class A1, 2.25% 1/18/22 (a)	331,000	333,064
Home Equity Asset Trust:
Series 2003-5 Class A2, 1.6906% 12/25/33 (b)	7,906	7,650
Series 2004-1 Class M2, 2.7236% 6/25/34 (b)	6,237	6,038
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 1.1806% 1/25/37 (b)	27,562	19,693
Huntington Auto Trust Series 2016-1 Class A3, 1.59% 11/16/20	202,000	202,116
Hyundai Auto Lease Securitization Trust:
Series 2015-B Class A3, 1.4% 11/15/18 (a)	249,066	249,048
Series 2017-A Class A2A, 1.56% 7/15/19 (a)	500,000	499,473
Hyundai Auto Receivables Trust:
Series 2015-C Class A3, 1.46% 2/18/20	249,000	249,044
Series 2016-A Class A3, 1.56% 9/15/20	110,000	110,009
Hyundai Floorplan Master Owner Trust Series 2016-1A Class A2, 1.81% 3/15/21 (a)	202,000	202,057
Mercedes-Benz Auto Receivables Trust Series 2016-1 Class A3, 1.26% 2/16/21	407,000	405,124
Merrill Lynch Mortgage Investors Trust:
Series 2006-FM1 Class A2B, 1.1336% 4/25/37 (b)	51	28
Series 2006-OPT1 Class A1A, 1.5436% 6/25/35 (b)	13,998	13,563
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 1.7036% 8/25/34 (b)	24,849	22,391
Series 2004-NC8 Class M6, 2.8986% 9/25/34 (b)	7,366	7,097
Navient Student Loan Trust Series 2016-6A Class A1, 1.5036% 3/25/66 (a)(b)	361,998	362,859
Nissan Auto Receivables Trust Series 2016-C Class A3, 1.18% 1/15/21	387,000	384,550
Nissan Master Owner Trust Receivables:
Series 2015-A Class A2, 1.44% 1/15/20	358,000	357,979
Series 2016-A Class A2, 1.54% 6/15/21	474,000	471,841
Northstar Education Finance, Inc., Delaware Series 2005-1 Class A5, 1.789% 10/30/45 (b)	67,049	66,435
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.8656% 9/25/34 (b)	131,223	130,480
Class M4, 3.1656% 9/25/34 (b)	194,565	127,055
Series 2005-WCH1 Class M4, 2.2686% 1/25/36 (b)	33,532	33,183
Santander Drive Auto Receivables Trust Series 2014-4 Class B, 1.82% 5/15/19	2	2
Securitized Term Auto Receivables Trust:
Series 2016-1A Class A3, 1.524% 3/25/20 (a)	233,000	232,184
Series 2017-1A Class A3, 1.89% 8/25/20 (a)	562,000	562,428
SLM Private Credit Student Loan Trust:
Series 2004-A Class C, 2.0812% 6/15/33 (b)	39,752	39,568
Series 2004-B Class C, 2.0012% 9/15/33 (b)	71,020	70,114
Synchrony Credit Card Master Note Trust:
Series 2015-3 class A, 1.74% 9/15/21	500,000	500,766
Series 2016-1 Class A, 2.04% 3/15/22	200,000	201,092
TCF Auto Receivables Owner Trust Series 2016-1A Class A2, 1.39% 11/15/19 (a)	219,857	219,660
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.8506% 9/25/34 (b)	15,559	14,583
Toyota Auto Receivables Owner Trust:
Series 2015-C Class A3, 1.34% 6/17/19	438,396	438,370
Series 2016-B Class A3, 1.3% 4/15/20	179,000	178,640
Toyota Auto Receivables Trust Series 2016-C Class A3, 1.14% 8/17/20	236,000	234,799
Verizon Owner Trust:
Series 2016-1A Class A, 1.42% 1/20/21 (a)	371,000	369,660
Series 2016-2A Class A, 1.68% 5/20/21 (a)	416,000	416,121
Series 2017-1A Class A, 2.06% 9/20/21 (a)	500,000	503,755
Volkswagen Auto Loan Enhanced Trust Series 2014-1 Class A3, 0.91% 10/22/18	23,471	23,453
Volkswagen Credit Auto Master Trust Series 2014-1A Class A2, 1.4% 7/22/19 (a)	222,000	221,969
Volvo Financial Equipment LLC Series 2015-1A Class A3, 1.51% 6/17/19 (a)	203,636	203,731
World Omni Automobile Lease Securitization Trust Series 2015-A Class A3, 1.54% 10/15/18	270,000	270,088
TOTAL ASSET-BACKED SECURITIES
(Cost $25,630,217)		25,657,287

Collateralized Mortgage Obligations - 0.4%
Private Sponsor - 0.3%
Credit Suisse Mortgage Trust Series 2012-2R Class 1A1, 3.0675% 5/27/35 (a)(b)	74,285	76,226
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1.1517% 2/25/37 (b)	8,276	7,922
Mortgage Repurchase Agreement Funding Trust floater Series 2016-5 Class A, 2.1594% 6/10/19 (a)(b)	550,000	548,902

TOTAL PRIVATE SPONSOR		633,050

U.S. Government Agency - 0.1%
Fannie Mae:
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	70,493	72,911
planned amortization class Series 2012-94 Class E, 3% 6/25/22	31,996	32,449
sequential payer:
Series 2001-40 Class Z, 6% 8/25/31	20,090	22,566
Series 2009-31 Class A, 4% 2/25/24	2,873	2,886
Freddie Mac:
planned amortization class Series 3820 Class DA, 4% 11/15/35	50,411	51,724
Series 3949 Class MK, 4.5% 10/15/34	50,285	54,023

TOTAL U.S. GOVERNMENT AGENCY		236,559

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $874,786)		869,609

Commercial Mortgage Securities - 3.9%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.7316% 2/14/43 (b)(d)	12,673	135
Banc of America Commercial Mortgage Trust sequential payer Series 2007-5 Class A1A, 5.361% 2/10/51	398,813	401,813
Bank of America Commercial Mortgage Trust Series 2016-UB10 Class A1, 1.559% 7/15/49	203,659	202,568
Barclays Commercial Mortgage Securities LLC floater Series 2015-RRI Class A, 2.1439% 5/15/32 (a)(b)	221,872	222,149
Bayview Commercial Asset Trust:
floater:
Series 2005-4A:
Class A2, 1.4136% 1/25/36 (a)(b)	68,839	63,721
Class M1, 1.4736% 1/25/36 (a)(b)	21,651	19,373
Series 2007-1 Class A2, 1.2606% 3/25/37 (a)(b)	32,645	28,953
Series 2007-4A Class A2, 1.5406% 9/25/37 (a)(b)	90,082	60,854
Series 2006-2A Class IO, 7/25/36(a)(b)(d)	630,446	0
CD Commercial Mortgage Trust Series 2007-CD5 Class A1A, 5.8% 11/15/44	27,683	27,806
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class A, 2.3939% 12/15/27 (a)(b)	387,696	388,425
Citigroup Commercial Mortgage Trust:
Series 2007-C6 Class A4, 5.922% 12/10/49 (b)	40,745	40,711
Series 2013-GC11 Class A1, 0.754% 4/10/46	12,784	12,767
COMM Mortgage Trust sequential payer Series 2012-LC4 Class A4, 3.288% 12/10/44	171,000	177,544
Commercial Mortgage Loan Trust Series 2008-LS1 Class A1A, 6.3096% 12/10/49 (b)	525,585	529,635
CSAIL Commercial Mortgage Trust Series 2016-C7 Class A1, 1.4928% 11/15/49	150,583	149,514
CSMC Series 2015-TOWN Class A, 2.2444% 3/15/28 (a)(b)	600,000	599,508
CSMC Mortgage Trust Series 2016-NXSR Class A1, 1.9708% 12/15/49	105,730	105,696
Freddie Mac Series K707 Class A1, 1.615% 9/25/18	96,482	96,564
GAHR Commercial Mortgage Trust floater Series 2015-NRF Class AFL1, 2.2939% 12/15/34 (a)(b)	115,333	115,491
GE Capital Commercial Mortgage Corp. Series 2007-C1 Class A1A, 5.483% 12/10/49	94,109	94,010
GS Mortgage Securities Trust:
floater Series 2014-GSFL Class A, 1.9939% 7/15/31 (a)(b)	59	59
sequential payer:
Series 2012-GCJ7 Class A4, 3.377% 5/10/45	667,000	696,286
Series 2014-GC18 Class AAB, 3.648% 1/10/47	56,000	59,210
Series 2016-GS4 Class A1, 1.532% 11/10/49	46,897	46,739
Hyatt Hotel Portfolio Trust floater Series 2015-HYT Class A, 2.244% 11/15/29 (a)(b)	160,000	160,248
JPMBB Commercial Mortgage Securities sequential payer Series 2014-C25 Class A2, 2.9493% 11/15/47	246,000	251,867
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class A1, 1.4943% 12/15/49	852,118	844,386
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2014-BXH Class A, 1.8891% 4/15/27 (a)(b)	246,761	247,305
Series 2014-FL5 Class A, 1.9739% 7/15/31 (a)(b)	126,861	126,940
sequential payer Series 2011-C3 Class A3, 4.3877% 2/15/46 (a)	141,696	144,225
Series 2013-C13 Class A1, 1.3029% 1/15/46	8,990	8,985
Series 2016-WP Class TA, 2.4439% 10/15/33 (a)(b)	144,000	144,721
LB-UBS Commercial Mortgage Trust Series 2007-C7 Class A3, 5.866% 9/15/45	108,588	109,544
Lone Star Portfolio Trust floater Series 2015-LSP Class A1A2, 2.7939% 9/15/28 (a)(b)	150,308	150,783
Morgan Stanley BAML Trust:
sequential payer Series 2013-C7 Class A2, 1.863% 2/15/46	248,885	249,234
Series 2016-C32 Class A1, 1.968% 12/15/49	154,133	153,942
Morgan Stanley Capital I Trust Series 2016-BNK2 Class A1, 1.424% 11/15/49	117,462	116,279
SCG Trust Series 2013-SRP1 Class A, 2.6439% 11/15/26 (a)(b)	210,000	208,428
UBS-Barclays Commercial Mortgage Trust sequential payer Series 2013-C6 Class A1, 0.8022% 4/10/46	24,865	24,785
Wachovia Bank Commercial Mortgage Trust Series 2006-C26 Class A1A, 6.009% 6/15/45 (b)	17,004	16,968
Waldorf Astoria Boca Raton Trust floater Series 2016-BOCA Class A, 2.3439% 6/15/29 (a)(b)	242,000	242,608
Wells Fargo Commercial Mortgage Trust Series 2016-LC25 Class A1, 1.795% 12/15/59	134,842	134,524
Wells Fargo Commercial Mtg Trust 2016-C sequential payer Series 2016-C37 Class A1, 1.847% 12/15/49	111,935	112,083
WF-RBS Commercial Mortgage Trust:
sequential payer:
Series 2013-C12 Class ASB, 2.838% 3/15/48	44,000	44,925
Series 2013-C16 Class ASB, 3.963% 9/15/46	94,000	99,841
Series 2014-C20 Class ASB, 3.638% 5/15/47	108,000	114,181
Series 2013-C13 Class A1, 0.778% 5/15/45	15,950	15,912
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $7,915,857)		7,862,245

Municipal Securities - 0.4%
Illinois Gen. Oblig. Series 2011, 5.877% 3/1/19	300,000	314,196
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.) Series 2010 D, 1.4% 6/1/17, VRDN (b)	500,000	500,000
TOTAL MUNICIPAL SECURITIES
(Cost $812,760)		814,196

Foreign Government and Government Agency Obligations - 0.4%
Alberta Province 1.9% 12/6/19	$500,000	$501,805
Ontario Province 1.25% 6/17/19	300,000	297,354
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $796,786)		799,159

Bank Notes - 1.7%
Capital One NA 1.65% 2/5/18	268,000	267,930
Citizens Bank NA 2.3% 12/3/18	250,000	251,114
Fifth Third Bank 2.375% 4/25/19	1,000,000	1,008,249
PNC Bank NA 1.7% 12/7/18	1,000,000	1,000,389
Regions Financial Corp. 2.25% 9/14/18	500,000	501,692
UBS AG Stamford Branch 1.8% 3/26/18	256,000	256,357
TOTAL BANK NOTES
(Cost $3,285,239)		3,285,731

Commercial Paper - 0.3%
Vodafone Group PLC yankee 1.6% 9/5/17
(Cost $497,867)	500,000	498,137
	Shares	Value

Money Market Funds - 0.2%
Fidelity Cash Central Fund, 0.86% (e)
(Cost $464,743)	464,657	464,749
TOTAL INVESTMENT PORTFOLIO - 100.1%
(Cost $199,300,528)		199,502,064
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(236,911)
NET ASSETS - 100%		$199,265,153

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $31,702,456 or 15.9% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$8,583
Total	$8,583

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$138,670,796	$--	$138,670,796	$--
U.S. Government and Government Agency Obligations	18,411,119	--	18,411,119	--
U.S. Government Agency - Mortgage Securities	2,169,036	--	2,169,036	--
Asset-Backed Securities	25,657,287	--	25,657,287	--
Collateralized Mortgage Obligations	869,609	--	869,609	--
Commercial Mortgage Securities	7,862,245	--	7,862,245	--
Municipal Securities	814,196	--	814,196	--
Foreign Government and Government Agency Obligations	799,159	--	799,159	--
Bank Notes	3,285,731	--	3,285,731	--
Commercial Paper	498,137	--	498,137	--
Money Market Funds	464,749	464,749	--	--
Total Investments in Securities:	$199,502,064	$464,749	$199,037,315	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, U.S. government and government agency obligations and commercial paper are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2017, the cost of investment securities for income tax purposes was $199,233,351. Net unrealized appreciation aggregated $268,713, of which $609,224 related to appreciated investment securities and $340,511 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Conservative Income Bond Fund

May 31, 2017

FCV-QTLY-0717
1.924094.106

Investments May 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 59.4%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 4.5%
Automobiles - 3.8%
American Honda Finance Corp.:
1.4584% 11/19/18 (a)	$29,500,000	$29,564,399
1.9967% 2/22/19 (a)	20,694,000	20,945,432
BMW U.S. Capital LLC 1.5298% 4/6/20 (a)(b)	25,659,000	25,664,671
Daimler Finance North America LLC:
1.4212% 11/5/18 (a)(b)	20,200,000	20,210,948
1.484% 3/2/18 (a)(b)	22,500,000	22,552,628
1.5096% 8/1/17 (a)(b)	23,500,000	23,510,928
1.7012% 5/5/20 (a)(b)	25,000,000	25,038,275
1.7798% 1/6/20 (a)(b)	35,000,000	35,164,080
1.7918% 10/30/19 (a)(b)	20,100,000	20,173,224
1.8823% 8/3/17 (a)(b)	12,500,000	12,512,525
General Motors Financial Co., Inc.:
2.0851% 4/13/20 (a)	28,000,000	28,065,240
2.6304% 5/9/19 (a)	4,930,000	4,998,793
		268,401,143
Media - 0.7%
Comcast Corp. 6.3% 11/15/17	15,979,000	16,320,551
NBCUniversal Enterprise, Inc. 1.8434% 4/15/18 (a)(b)	34,167,000	34,364,349
		50,684,900

TOTAL CONSUMER DISCRETIONARY		319,086,043

CONSUMER STAPLES - 1.5%
Beverages - 0.4%
Anheuser-Busch Companies, Inc. 5.5% 1/15/18	24,649,000	25,240,946
Anheuser-Busch InBev Finance, Inc. 1.25% 1/17/18	4,650,000	4,643,206
		29,884,152
Tobacco - 1.1%
BAT International Finance PLC 1.6412% 6/15/18 (a)(b)	31,200,000	31,290,542
Philip Morris International, Inc.:
1.25% 8/11/17	26,387,000	26,385,549
1.5917% 2/21/20 (a)	20,428,000	20,552,243
		78,228,334

TOTAL CONSUMER STAPLES		108,112,486

ENERGY - 4.0%
Oil, Gas & Consumable Fuels - 4.0%
BP Capital Markets PLC:
1.375% 11/6/17	32,627,000	32,621,388
1.5318% 8/14/18 (a)	30,000,000	30,061,830
1.7246% 5/10/19 (a)	10,161,000	10,211,795
1.7829% 9/26/18 (a)	10,662,000	10,712,271
Chevron Corp. 1.6796% 5/16/18 (a)	23,250,000	23,359,787
Exxon Mobil Corp. 1.8004% 2/28/18 (a)	27,050,000	27,184,249
Schlumberger Investment SA 1.25% 8/1/17 (b)	25,000,000	24,992,550
Shell International Finance BV:
1.4696% 9/12/19 (a)	20,000,000	20,079,660
1.7646% 11/10/18 (a)	37,271,000	37,552,247
Statoil ASA 1.6393% 11/8/18 (a)	30,718,000	30,862,313
TransCanada PipeLines Ltd.:
1.625% 11/9/17	20,000,000	20,007,400
1.9457% 1/12/18 (a)	18,527,000	18,587,917
		286,233,407
FINANCIALS - 46.4%
Banks - 34.1%
ABN AMRO Bank NV 1.7984% 1/18/19 (a)(b)	59,640,000	59,849,814
ANZ Banking Group Ltd. 1.9296% 11/16/18 (a)(b)	20,000,000	20,156,020
Bank of America Corp.:
1.7987% 8/25/17 (a)	18,000,000	18,018,828
2.1984% 1/15/19 (a)	30,791,000	31,136,259
2.2262% 3/22/18 (a)	53,034,000	53,408,261
Bank of America NA 1.55% 6/5/17 (a)	23,080,000	23,080,000
Bank of Montreal:
1.35% 8/28/18	25,000,000	24,892,275
1.7196% 12/12/19 (a)	16,000,000	16,096,976
1.7554% 4/9/18 (a)	4,000,000	4,016,040
Bank of Nova Scotia:
1.3% 7/21/17	11,295,000	11,295,926
1.375% 12/18/17	9,479,000	9,482,725
1.9884% 1/15/19 (a)	19,500,000	19,648,298
Bank of Tokyo-Mitsubishi UFJ Ltd.:
1.4162% 9/8/17 (a)(b)	10,370,000	10,369,886
1.65% 3/5/18 (a)(b)	38,400,000	38,461,325
2.1412% 9/14/18 (a)(b)	16,135,000	16,263,677
Banque Federative du Credit Mutuel SA 2.5% 10/29/18 (b)	17,510,000	17,645,160
Barclays PLC 2% 3/16/18	12,000,000	12,013,920
BB&T Corp.:
1.8296% 2/1/19 (a)	7,159,000	7,205,376
1.9912% 6/15/18 (a)	67,509,000	67,992,769
BNP Paribas 2.375% 9/14/17	12,695,000	12,729,746
BPCE SA:
1.6125% 7/25/17	14,100,000	14,101,481
1.7782% 6/17/17 (a)	20,200,000	20,204,565
Branch Banking & Trust Co. 1.6084% 1/15/20 (a)	30,000,000	30,057,060
Canadian Imperial Bank of Commerce 1.62% 9/6/19 (a)	40,189,000	40,335,208
Capital One NA:
1.8512% 2/5/18 (a)	16,125,000	16,166,087
2.3294% 8/17/18 (a)	30,000,000	30,281,430
Citibank NA:
1.4104% 11/9/18 (a)	25,000,000	25,013,850
1.4712% 3/20/19 (a)	19,700,000	19,749,329
Citigroup, Inc.:
1.8604% 4/27/18 (a)	10,000,000	10,042,820
1.9454% 1/10/20 (a)	25,000,000	25,157,975
2.0317% 6/7/19 (a)	50,000,000	50,464,650
2.0518% 7/30/18 (a)	25,000,000	25,153,075
2.2293% 11/8/17 (a)	76,250,000	76,531,363
2.8818% 5/15/18 (a)	38,239,000	38,772,969
Citizens Bank NA:
1.604% 3/2/20 (a)	45,000,000	45,130,635
1.7676% 5/26/20 (a)	15,000,000	15,000,300
Commonwealth Bank of Australia:
1.559% 3/10/20 (a)(b)	25,000,000	25,029,200
1.8193% 11/7/19 (a)(b)	27,100,000	27,290,296
1.9596% 11/2/18 (a)(b)	50,772,000	51,148,271
2.1912% 3/15/19 (a)(b)	25,678,000	26,004,881
Credit Agricole SA 1.6646% 6/12/17 (a)(b)	31,600,000	31,606,099
Fifth Third Bank:
1.7429% 9/27/19 (a)	29,000,000	29,176,320
2.0817% 8/20/18 (a)	30,000,000	30,156,600
HSBC U.S.A., Inc.:
1.5% 11/13/17	23,025,000	23,020,948
1.7918% 11/13/19 (a)	15,000,000	15,062,790
Huntington National Bank 1.619% 3/10/20 (a)	28,473,000	28,559,558
ING Bank NV:
1.6873% 3/16/18 (a)(b)	69,747,000	69,888,517
2.2862% 3/22/19 (a)(b)	12,500,000	12,664,950
JP Morgan Chase Bank NA:
1.5212% 6/14/17 (a)	30,000,000	30,004,170
1.6018% 9/21/18 (a)	20,000,000	20,043,560
1.7462% 9/23/19 (a)	17,131,000	17,245,384
JPMorgan Chase & Co.:
1.7062% 4/25/18 (a)	23,000,000	23,091,011
2.0562% 1/25/18 (a)	51,276,000	51,535,815
KeyBank NA 1.5746% 6/1/18 (a)	50,150,000	50,348,945
Lloyds Bank PLC 1.7318% 5/14/18 (a)	30,000,000	30,080,790
Mizuho Bank Ltd. 1.7929% 3/26/18 (a)(b)	25,000,000	25,088,475
MUFG Americas Holdings Corp. 1.7504% 2/9/18 (a)	7,000,000	7,002,632
National Australia Bank Ltd. 1.6817% 5/22/20 (a)(b)	40,000,000	40,052,240
Nordea Bank AB:
1.6704% 5/29/20 (a)(b)	25,000,000	25,026,225
1.9882% 9/17/18 (a)(b)	24,350,000	24,563,038
PNC Bank NA:
1.4696% 8/1/17 (a)	3,500,000	3,501,635
1.4746% 6/1/18 (a)	12,300,000	12,347,589
1.5017% 12/7/18 (a)	30,500,000	30,600,406
1.5384% 5/19/20 (a)	40,430,000	40,455,188
PNC Financial Services Group, Inc. 1.4293% 8/7/18 (a)	30,000,000	29,995,560
Royal Bank of Canada:
1.25% 6/16/17	4,574,000	4,574,069
1.4% 10/13/17	30,000,000	30,001,800
1.48% 3/2/20 (a)	35,000,000	35,014,630
1.5% 1/16/18	15,000,000	15,005,205
1.5% 6/7/18	25,000,000	24,995,025
1.6054% 1/10/19 (a)	20,000,000	20,055,020
1.6518% 7/29/19 (a)	20,320,000	20,408,941
Sumitomo Mitsui Banking Corp.:
1.35% 7/11/17 (Reg. S)	26,617,000	26,620,780
1.4776% 7/11/17 (a)	15,000,000	15,004,800
1.6976% 1/11/19 (a)	40,000,000	40,087,640
1.7384% 1/16/18 (a)	23,500,000	23,557,599
1.8932% 7/23/18 (a)	21,000,000	21,113,736
Svenska Handelsbanken AB 1.59% 9/6/19 (a)	20,000,000	20,068,200
Swedbank AB 2.125% 9/29/17 (b)	21,250,000	21,300,150
The Toronto-Dominion Bank:
1.45% 9/6/18	25,000,000	24,939,875
1.5784% 1/18/19 (a)	24,500,000	24,581,120
U.S. Bank NA:
1.45% 1/29/18	18,500,000	18,508,621
1.5765% 4/26/19 (a)	20,500,000	20,597,437
1.6364% 8/23/17 (a)	20,000,000	20,009,200
Wells Fargo & Co.:
1.3662% 9/8/17 (a)	3,271,000	3,273,136
1.5212% 9/14/18 (a)	24,150,000	24,215,253
1.6132% 4/22/19 (a)	20,270,000	20,347,654
1.7832% 4/23/18 (a)	13,776,000	13,840,871
Wells Fargo Bank NA:
1.6517% 9/7/17 (a)	44,500,000	44,558,429
1.7004% 11/28/18 (a)	17,000,000	17,076,415
1.8932% 1/22/18 (a)	20,000,000	20,087,920
Westpac Banking Corp.:
1.7384% 8/19/19 (a)	40,500,000	40,706,753
1.9118% 7/30/18 (a)	9,260,000	9,324,144
1.9264% 11/23/18 (a)	22,000,000	22,160,116
		2,428,551,710
Capital Markets - 4.4%
Deutsche Bank AG London Branch 2.6084% 1/18/19 (a)	65,235,000	65,954,738
Goldman Sachs Group, Inc.:
1.9196% 12/13/19 (a)	18,500,000	18,629,093
2.1962% 4/25/19 (a)	11,462,000	11,593,870
2.2818% 11/15/18 (a)	15,575,000	15,751,465
Morgan Stanley:
1.8898% 1/5/18 (a)	47,630,000	47,796,229
1.8932% 7/23/19 (a)	20,831,000	20,963,027
1.9818% 2/14/20 (a)	30,000,000	30,097,710
UBS AG Stamford Branch:
1.6146% 6/1/17 (a)	30,000,000	30,000,000
1.8218% 8/14/19 (a)	7,671,000	7,708,235
1.8529% 3/26/18 (a)	65,450,000	65,769,200
		314,263,567
Consumer Finance - 3.7%
American Express Credit Corp.:
1.37% 6/5/17 (a)	2,395,000	2,395,000
1.4562% 9/22/17 (a)	4,290,000	4,293,243
1.5023% 5/3/19 (a)	20,000,000	20,044,600
1.5228% 3/3/20 (a)	35,000,000	35,068,390
1.7018% 3/18/19 (a)	28,753,000	28,934,489
Capital One Financial Corp. 1.9409% 5/12/20 (a)	25,000,000	25,024,725
Caterpillar Financial Services Corp.:
1.4217% 11/20/17 (a)	23,250,000	23,270,018
1.5% 2/23/18	13,922,000	13,912,756
1.6654% 1/10/20 (a)	35,000,000	35,185,955
Ford Motor Credit Co. LLC 2.1554% 1/9/20 (a)	14,000,000	14,110,866
Toyota Motor Credit Corp.:
1.4757% 1/12/18 (a)	13,080,000	13,104,172
1.5298% 4/6/18 (a)	20,000,000	20,054,600
1.9984% 2/19/19 (a)	30,000,000	30,381,270
		265,780,084
Diversified Financial Services - 0.9%
Berkshire Hathaway Finance Corp.:
1.4076% 1/11/19 (a)	20,500,000	20,557,503
1.6517% 3/7/18 (a)	20,000,000	20,090,940
USAA Capital Corp. 1.3996% 2/1/19 (a)(b)	22,860,000	22,857,097
		63,505,540
Insurance - 3.3%
Metropolitan Life Global Funding I:
1.4612% 9/14/18 (a)(b)	51,200,000	51,360,102
1.5% 1/10/18 (b)	12,785,000	12,790,472
1.5818% 12/19/18 (a)(b)	32,000,000	32,125,504
New York Life Global Funding:
1.3298% 7/6/18 (a)(b)	25,750,000	25,786,565
1.4276% 4/9/20 (a)(b)	25,000,000	25,048,375
1.5432% 10/24/19 (a)(b)	30,000,000	30,139,950
1.5498% 4/6/18 (a)(b)	17,000,000	17,051,765
Principal Life Global Funding II:
1.4717% 5/21/18 (a)(b)	18,017,000	18,037,900
1.5546% 12/1/17 (a)(b)	5,000,000	5,011,130
Prudential Financial, Inc. 1.9618% 8/15/18 (a)	14,060,000	14,135,671
		231,487,434

TOTAL FINANCIALS		3,303,588,335

HEALTH CARE - 0.7%
Health Care Providers & Services - 0.5%
UnitedHealth Group, Inc.:
1.4% 10/15/17	25,790,000	25,784,171
1.45% 7/17/17	11,950,000	11,952,928
		37,737,099
Pharmaceuticals - 0.2%
Actavis Funding SCS 2.1996% 3/12/18 (a)	14,444,000	14,533,986

TOTAL HEALTH CARE		52,271,085

INDUSTRIALS - 0.4%
Machinery - 0.4%
John Deere Capital Corp.:
1.65% 10/15/18	7,317,000	7,327,412
1.7254% 1/8/19 (a)	21,500,000	21,674,559
		29,001,971
INFORMATION TECHNOLOGY - 0.7%
Communications Equipment - 0.6%
Cisco Systems, Inc. 1.4% 2/28/18	40,000,000	40,024,920
Technology Hardware, Storage & Peripherals - 0.1%
Hewlett Packard Enterprise Co. 2.8898% 10/5/17 (a)	9,000,000	9,037,476

TOTAL INFORMATION TECHNOLOGY		49,062,396

REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.2%
Simon Property Group LP 1.5% 2/1/18 (b)	13,058,000	13,047,031
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.7%
Verizon Communications, Inc. 1.7217% 5/22/20 (a)	50,500,000	50,515,150
UTILITIES - 0.3%
Electric Utilities - 0.3%
Pacific Gas & Electric Co. 1.4018% 11/30/17 (a)	8,563,000	8,567,204
Xcel Energy, Inc. 1.2% 6/1/17	14,700,000	14,700,000
		23,267,204
TOTAL NONCONVERTIBLE BONDS
(Cost $4,223,601,476)		4,234,185,108

U.S. Treasury Obligations - 2.8%
U.S. Treasury Notes:
0.75% 2/28/18	$79,500,000	$79,232,960
1.1023% 1/31/19 (a)	70,050,000	70,179,032
1.1323% 10/31/18 (a)	50,000,000	50,117,450
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $199,589,985)		199,529,442

Municipal Securities - 2.9%
Berkeley County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1995, 0.91% 6/7/17, VRDN (a)(c)	200,000	200,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.) First Series 2009, 0.97% 6/1/17, VRDN (a)	25,000,000	25,000,000
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.91% 6/7/17, VRDN (a)(c)	23,160,000	23,160,000
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. (Nucor Corp. Proj.) Series 2000 A, 0.94% 6/7/17, VRDN (a)(c)	8,500,000	8,500,000
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.) Series 2003 B, 0.91% 6/7/17, VRDN (a)(c)	9,950,000	9,950,000
Memphis-Shelby County Indl. Dev. Board Facilities Rev. Series 2007, 0.91% 6/7/17, VRDN (a)(c)	3,000,000	3,000,000
New Jersey Econ. Dev. Auth. Rev. Series 2015 YY, 3.375% 6/15/17 (Escrowed to Maturity)	27,000,000	27,016,740
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.86% 6/7/17, VRDN (a)	11,550,000	11,550,000
Series 2010 B1, 0.88% 6/7/17, VRDN (a)	97,100,000	97,100,000
Stanton County Indl. Dev. Rev. Series 1998, 0.91% 6/7/17, VRDN (a)(c)	1,200,000	1,200,000
TOTAL MUNICIPAL SECURITIES
(Cost $206,660,000)		206,676,740

Bank Notes - 0.7%
UBS AG Stamford Branch 5.875% 12/20/17	18,004,000	18,426,482
Wells Fargo Bank NA 1.65% 1/22/18	33,800,000	33,834,544
TOTAL BANK NOTES
(Cost $52,273,181)		52,261,026

Certificates of Deposit - 3.6%
Bank of Montreal yankee:
1.14% 6/21/17	25,000,000	25,001,060
1.3638% 3/27/18 (a)	20,000,000	20,020,520
1.6084% 4/17/18 (a)	30,000,000	30,017,970
BNP Paribas New York Branch yankee:
1.11% 6/2/17	30,000,000	30,000,279
1.595% 8/2/17 (a)	30,000,000	30,033,720
Deutsche Bank AG New York Branch yankee:
1.05% 6/1/17	15,000,000	15,000,060
1.05% 6/2/17	15,000,000	15,000,116
1.05% 6/6/17	15,000,000	15,000,285
1.05% 6/7/17	15,000,000	15,000,000
Toronto-Dominion Bank yankee 1.08% 6/8/17	25,000,000	25,000,525
Westpac Banking Corp. yankee:
1.2308% 12/12/17 (a)	14,000,000	14,008,848
1.3327% 3/26/18 (a)	25,000,000	25,028,275
TOTAL CERTIFICATES OF DEPOSIT
(Cost $259,000,000)		259,111,658

Commercial Paper - 19.2%
ABN AMRO Funding U.S.A. LLC 1.1% 6/15/17	18,000,000	17,991,855
Atlantic Asset Securitization Corp.:
1.17% 6/9/17	25,000,000	24,993,845
1.17% 6/15/17	21,000,000	20,991,249
1.18% 8/16/17	12,000,000	11,970,380
1.18% 8/18/17	20,000,000	19,949,176
Barclays Bank PLC/Barclays U.S. CCP Funding LLC yankee:
1.3% 6/16/17	25,000,000	24,988,745
1.3% 7/5/17	32,000,000	31,966,493
1.6% 6/19/17	25,000,000	24,986,503
BPCE SA yankee 1.13% 6/2/17	25,000,000	24,998,695
Canadian Imperial Bank of Commerce:
1.405% 11/2/17 (a)	30,000,000	30,044,370
1.4599% 7/20/17 (a)	25,000,000	25,017,350
Comcast Corp.:
1.19% 6/19/17	10,000,000	9,993,693
1.19% 6/19/17	10,000,000	9,993,693
Commonwealth Bank of Australia 1.3546% 8/10/17 (a)	30,000,000	30,019,200
CVS Health Corp.:
1.1% 6/1/17	17,000,000	16,999,473
1.12% 6/2/17	29,000,000	28,998,156
1.12% 6/7/17	19,000,000	18,995,858
Dominion Resources, Inc.:
1.25% 7/5/17	7,136,000	7,127,363
1.3% 6/27/17	6,000,000	5,994,479
1.31% 6/26/17	18,000,000	17,984,113
1.32% 6/27/17	7,000,000	6,993,559
1.32% 6/27/17	4,000,000	3,996,319
1.32% 7/5/17	70,000,000	69,915,272
Gotham Funding Corp. yankee:
1% 6/8/17 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)	29,982,000	29,975,656
1% 6/13/17 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)	25,000,000	24,991,288
1.02% 6/12/17 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)	13,000,000	12,995,831
1.02% 6/13/17 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)	14,000,000	13,995,121
1.18% 6/27/17 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)	30,000,000	29,977,050
J.P. Morgan Securities, LLC 1.2628% 9/6/17 (a)	40,000,000	40,025,840
Liberty Street Funding LLC 1.16% 6/15/17 (Liquidity Facility Bank of Nova Scotia)	50,000,000	49,979,790
Manhattan Asset Funding Co. LLC 1.01% 6/8/17 (Liquidity Facility Sumitomo Mitsui Banking Corp.)	12,000,000	11,997,461
NBCUniversal Enterprise, Inc.:
1.15% 6/1/17	20,000,000	19,999,366
1.15% 6/8/17	15,200,000	15,196,072
1.15% 6/20/17	20,000,000	19,986,688
Ontario Teachers' Finance Trust yankee:
1.18% 6/7/17	25,000,000	24,995,578
1.18% 6/23/17	40,000,000	39,976,388
1.36% 11/10/17	31,000,000	30,832,129
Rogers Communications, Inc. yankee:
1.25% 6/12/17	9,000,000	8,996,472
1.25% 6/12/17	8,000,000	7,996,864
1.25% 6/13/17	8,000,000	7,996,591
1.25% 6/20/17	10,000,000	9,993,344
1.25% 6/20/17	30,000,000	29,980,032
1.26% 6/6/17	14,000,000	13,997,301
1.26% 6/12/17	9,000,000	8,996,472
1.37% 7/25/17	35,000,000	34,931,663
Sempra Global:
1.2% 6/9/17	13,800,000	13,795,977
1.25% 6/5/17	20,000,000	19,996,794
1.25% 6/6/17	15,000,000	14,997,108
1.27% 6/28/17	8,250,000	8,242,101
1.3% 7/5/17	6,750,000	6,741,830
1.45% 8/28/17	50,000,000	49,832,135
Toronto Dominion Holdings (U.S.A.) yankee 1.12% 6/23/17	50,000,000	49,968,440
UBS AG London Branch:
1.1794% 12/22/17 (a)	60,000,000	59,991,840
1.2038% 12/29/17 (a)	15,000,000	14,998,155
UnitedHealth Group, Inc.:
1.11% 6/15/17	10,000,000	9,995,267
1.11% 6/15/17	6,500,000	6,496,924
1.11% 6/15/17	13,000,000	12,993,847
1.15% 6/19/17	44,000,000	43,973,552
1.16% 6/8/17	12,000,000	11,996,984
1.16% 6/9/17	16,000,000	15,995,472
Vodafone Group PLC yankee:
1.6% 9/1/17	36,350,000	36,221,350
1.6% 9/12/17	17,000,000	16,930,900
TOTAL COMMERCIAL PAPER
(Cost $1,365,710,570)		1,365,891,512

Master Notes - 1.4%
Toyota Motor Credit Corp. 1.3006% 12/6/17 (a)
(Cost $100,000,004)	100,000,000	99,999,986
TOTAL MASTER NOTES
(Cost $100,000,004)		99,999,986
	Shares	Value

Money Market Funds - 5.6%
Fidelity Cash Central Fund, 0.86% (d)
(Cost $398,768,919)	398,718,980	398,798,724
	Maturity Amount	Value

Cash Equivalents - 6.6%
With:
Credit Suisse Securities (U.S.A.) LLC at:
1.47%, dated 5/8/17 due 9/5/17 (Collateralized by Mortgage Loan Obligations valued at $86,485,659, 0.33% - 8.63%, 7/15/17 - 2/12/51)	80,392,000	80,000,000
1.5%, dated 5/30/17 due 10/4/17 (Collateralized by Corporate Obligations valued at $28,085,600, 4.50% - 8.25%, 2/01/20 - 12/29/49)	26,137,583	26,000,000
1.65%, dated 12/13/16 due 6/12/17 (Collateralized by Mortgage Loan Obligations valued at $94,987,783, 0.00% - 6.08%, 5/25/34 - 5/25/47)	85,705,146	84,996,813
Mizuho Securities U.S.A., Inc. at:
2.34%, dated 2/13/17 due 8/11/17 (Collateralized by Corporate Obligations valued at $26,844,157, 2.70% - 9.50%, 9/15/18 - 10/15/39)	25,290,875	25,002,900
2.4%, dated 3/1/17 due 8/28/17 (Collateralized by Corporate Obligations valued at $70,047,867, 1.24% - 7.16%, 5/15/20 - 3/25/37)	65,780,000	65,011,018
2.42%, dated 4/3/17 due 9/29/17 (Collateralized by Corporate Obligations valued at $63,501,899, 3.36% - 7.32%, 8/15/19 - 11/25/60)	60,721,967	59,974,224
Morgan Stanley & Co., Inc. at:
1.74%, dated 5/30/17 due 8/28/17:
(Collateralized by Equity Securities valued at $27,002,617) (a)(e)	25,108,750	24,995,135
(Collateralized by Corporate Obligations valued at $27,002,681, 4.75% - 12.00%, 3/15/19 - 4/15/42) (a)(e)	25,108,750	24,995,135
1.76%, dated 5/12/17 due 8/10/17 (Collateralized by Equity Securities valued at $27,026,402)(a)(e)	25,110,000	24,998,198
1.86%, dated:
3/13/17 due 6/12/17 (Collateralized by U.S. Treasury Obligations valued at $25,604,574, 2.00% - 2.75%, 12/31/21 - 2/15/24)(a)(e)	25,117,542	24,999,468
3/15/17 due 6/13/17 (Collateralized by U.S. Treasury Obligations valued at $25,602,338, 1.38%, 1/31/21)(a)(e)	25,116,250	24,999,380
TOTAL CASH EQUIVALENTS
(Cost $466,000,000)		465,972,271
TOTAL INVESTMENT PORTFOLIO - 102.2%
(Cost $7,271,604,135)		7,282,426,467
NET OTHER ASSETS (LIABILITIES) - (2.2)%		(153,693,426)
NET ASSETS - 100%		$7,128,733,041

Security Type Abbreviations

VRDN – Variable Rate Demand Note (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,071,138,835 or 15.0% of net assets.

 (c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) The maturity amount is based on the rate at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,856,042
Total	$1,856,042

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$4,234,185,108	$--	$4,234,185,108	$--
U.S. Government and Government Agency Obligations	199,529,442	--	199,529,442	--
Municipal Securities	206,676,740	--	206,676,740	--
Bank Notes	52,261,026	--	52,261,026	--
Certificates of Deposit	259,111,658	--	259,111,658	--
Commercial Paper	1,365,891,512	--	1,365,891,512	--
Master Notes	99,999,986	--	99,999,986	--
Money Market Funds	398,798,724	398,798,724	--	--
Cash Equivalents	465,972,271	--	465,972,271	--
Total Investments in Securities:	$7,282,426,467	$398,798,724	$6,883,627,743	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities, U.S. government and government agency obligations, commercial paper, certificates of deposit and master notes are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2017, the cost of investment securities for income tax purposes was $7,271,606,728. Net unrealized appreciation aggregated $10,819,739, of which $11,683,089 related to appreciated investment securities and $863,350 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Corporate Bond Fund

May 31, 2017

CBD-QTLY-0717
1.907009.107

Investments May 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 89.5%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 8.8%
Automobiles - 1.3%
Daimler Finance North America LLC 1.5% 7/5/19 (a)	$7,298,000	$7,225,217
General Motors Co. 5% 4/1/35	2,537,000	2,516,955
General Motors Financial Co., Inc. 3.1% 1/15/19	4,827,000	4,897,725
		14,639,897
Diversified Consumer Services - 0.6%
Ingersoll-Rand Global Holding Co. Ltd. 5.75% 6/15/43	396,000	491,506
Massachusetts Institute of Technology 3.885% 7/1/2116	7,360,000	6,739,294
		7,230,800
Hotels, Restaurants & Leisure - 1.4%
McDonald's Corp.:
3.7% 1/30/26	527,000	548,998
4.875% 12/9/45	7,437,000	8,214,538
Wyndham Worldwide Corp. 4.15% 4/1/24	7,284,000	7,511,406
		16,274,942
Household Durables - 1.3%
D.R. Horton, Inc.:
3.75% 3/1/19	4,500,000	4,621,266
4% 2/15/20	5,000,000	5,209,940
Toll Brothers Finance Corp. 4.375% 4/15/23	5,750,000	5,886,563
		15,717,769
Internet & Direct Marketing Retail - 0.5%
Amazon.com, Inc. 4.8% 12/5/34	5,101,000	5,836,003
Media - 2.9%
21st Century Fox America, Inc.:
3% 9/15/22	778,000	793,185
4.5% 2/15/21	1,621,000	1,745,209
6.9% 8/15/39	300,000	395,242
7.75% 12/1/45	111,000	157,221
CBS Corp. 2.3% 8/15/19	3,480,000	3,502,436
Comcast Corp.:
1.625% 1/15/22	12,000,000	11,724,192
4.65% 7/15/42	2,200,000	2,379,335
6.4% 3/1/40	1,150,000	1,532,560
Time Warner Cable, Inc.:
5.5% 9/1/41	623,000	664,559
5.875% 11/15/40	1,648,000	1,841,457
6.55% 5/1/37	1,329,000	1,593,273
6.75% 7/1/18	700,000	735,752
Time Warner, Inc.:
2.1% 6/1/19	3,000,000	3,008,835
6.2% 3/15/40	1,700,000	1,964,768
6.625% 5/15/29	1,460,000	1,832,580
		33,870,604
Specialty Retail - 0.8%
AutoZone, Inc. 3.7% 4/15/22	253,000	264,444
Home Depot, Inc. 5.95% 4/1/41	941,000	1,236,070
TJX Companies, Inc. 2.25% 9/15/26	8,278,000	7,734,947
		9,235,461

TOTAL CONSUMER DISCRETIONARY		102,805,476

CONSUMER STAPLES - 5.7%
Beverages - 2.8%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	11,885,000	12,075,540
3.3% 2/1/23	2,385,000	2,460,023
4.7% 2/1/36	2,258,000	2,459,154
4.9% 2/1/46	2,583,000	2,863,542
Constellation Brands, Inc.:
3.75% 5/1/21	2,000,000	2,093,980
4.25% 5/1/23	3,315,000	3,567,616
Heineken NV 4% 10/1/42 (a)	96,000	93,334
PepsiCo, Inc. 4.25% 10/22/44	6,629,000	6,968,160
		32,581,349
Food & Staples Retailing - 0.7%
Mondelez International Holdings Netherlands BV 2% 10/28/21 (a)	8,020,000	7,827,095
Food Products - 0.4%
H.J. Heinz Co. 4.375% 6/1/46	2,600,000	2,484,768
The J.M. Smucker Co. 2.5% 3/15/20	1,642,000	1,662,704
		4,147,472
Tobacco - 1.8%
Altria Group, Inc. 2.85% 8/9/22	5,856,000	5,961,472
Imperial Tobacco Finance PLC:
3.75% 7/21/22 (a)	4,575,000	4,772,480
4.25% 7/21/25 (a)	1,134,000	1,201,021
Philip Morris International, Inc. 4.375% 11/15/41	2,100,000	2,167,467
Reynolds American, Inc.:
3.25% 6/12/20	235,000	243,253
4% 6/12/22	366,000	389,700
4.45% 6/12/25	585,000	629,936
5.7% 8/15/35	304,000	355,847
5.85% 8/15/45	4,487,000	5,426,802
		21,147,978

TOTAL CONSUMER STAPLES		65,703,894

ENERGY - 11.7%
Energy Equipment & Services - 0.3%
El Paso Pipeline Partners Operating Co. LLC:
5% 10/1/21	3,292,000	3,568,492
6.5% 4/1/20	658,000	727,540
		4,296,032
Oil, Gas & Consumable Fuels - 11.4%
Anadarko Finance Co. 7.5% 5/1/31	614,000	793,987
Anadarko Petroleum Corp.:
4.85% 3/15/21	6,032,000	6,477,457
5.55% 3/15/26	744,000	835,254
6.6% 3/15/46	2,986,000	3,698,618
Apache Corp. 4.75% 4/15/43	3,233,000	3,289,568
Boardwalk Pipelines LP 4.95% 12/15/24	4,120,000	4,421,934
BP Capital Markets PLC 1.676% 5/3/19	482,000	481,350
Canadian Natural Resources Ltd.:
3.9% 2/1/25	4,325,000	4,403,352
5.85% 2/1/35	528,000	585,343
6.25% 3/15/38	4,352,000	5,079,702
Cenovus Energy, Inc.:
3.8% 9/15/23	5,000,000	5,066,690
5.2% 9/15/43	1,331,000	1,252,569
5.7% 10/15/19	1,189,000	1,274,828
DCP Midstream LLC:
4.75% 9/30/21 (a)	158,000	160,370
5.35% 3/15/20 (a)	10,096,000	10,550,320
5.85% 5/21/43 (a)(b)	7,500,000	7,012,500
DCP Midstream Operating LP:
2.5% 12/1/17	370,000	370,000
2.7% 4/1/19	64,000	63,680
3.875% 3/15/23	222,000	216,894
4.95% 4/1/22	1,925,000	1,968,313
5.6% 4/1/44	340,000	323,000
Enbridge Energy Partners LP 4.2% 9/15/21	140,000	147,663
Enbridge, Inc.:
4.25% 12/1/26	425,000	448,000
5.5% 12/1/46	3,794,000	4,239,761
EnLink Midstream Partners LP 2.7% 4/1/19	1,021,000	1,022,647
Enterprise Products Operating LP:
2.55% 10/15/19	163,000	165,036
3.75% 2/15/25	547,000	564,781
4.85% 3/15/44	2,023,000	2,128,040
4.95% 10/15/54	2,437,000	2,533,615
Exxon Mobil Corp.:
3.043% 3/1/26	5,024,000	5,097,401
4.114% 3/1/46	5,034,000	5,277,686
Kinder Morgan Energy Partners LP:
3.5% 3/1/21	338,000	347,538
3.95% 9/1/22	518,000	542,494
Kinder Morgan, Inc.:
3.05% 12/1/19	3,907,000	3,990,336
5% 2/15/21 (a)	562,000	604,968
Marathon Petroleum Corp. 2.7% 12/14/18	1,631,000	1,648,569
ONEOK Partners LP 2% 10/1/17	2,822,000	2,824,822
Petro-Canada 6.05% 5/15/18	4,470,000	4,648,755
Petroleos Mexicanos:
3.5% 7/18/18	959,000	969,735
5.375% 3/13/22 (a)	620,000	660,418
5.5% 2/4/19	1,440,000	1,509,696
5.5% 1/21/21	545,000	579,689
6% 3/5/20	116,000	125,381
6.375% 2/4/21	3,870,000	4,235,328
6.375% 1/23/45	937,000	929,598
6.5% 3/13/27 (a)	3,048,000	3,326,130
6.875% 8/4/26	2,930,000	3,290,390
Phillips 66 Co. 4.3% 4/1/22	300,000	324,606
Plains All American Pipeline LP/PAA Finance Corp. 5.75% 1/15/20	3,729,000	4,034,744
Southeast Supply Header LLC 4.25% 6/15/24 (a)	667,000	687,938
Spectra Energy Capital, LLC 5.65% 3/1/20	56,000	60,429
Spectra Energy Partners LP:
3.375% 10/15/26	4,629,000	4,550,562
4.5% 3/15/45	971,000	962,706
The Williams Companies, Inc. 5.75% 6/24/44	4,911,000	5,122,762
TransCanada PipeLines Ltd. 3.125% 1/15/19	933,000	951,416
Western Gas Partners LP:
2.6% 8/15/18	858,000	861,684
4.65% 7/1/26	264,000	278,082
5.375% 6/1/21	1,273,000	1,379,001
Williams Partners LP:
3.35% 8/15/22	2,500,000	2,537,060
3.9% 1/15/25	280,000	286,698
		132,221,894

TOTAL ENERGY		136,517,926

FINANCIALS - 32.1%
Banks - 13.1%
Bank of America Corp.:
3.705% 4/24/28 (b)	7,000,000	7,057,372
4% 1/22/25	3,277,000	3,341,314
Bank of Nova Scotia 4.5% 12/16/25	7,405,000	7,787,402
Barclays PLC 3.65% 3/16/25	4,116,000	4,106,015
Citigroup, Inc.:
2.4846% 9/1/23 (b)	8,780,000	8,933,360
4.05% 7/30/22	316,000	331,585
4.4% 6/10/25	1,221,000	1,273,072
5.5% 9/13/25	1,317,000	1,470,818
8.125% 7/15/39	1,924,000	2,897,386
Citizens Bank NA 2.55% 5/13/21	338,000	339,264
Citizens Financial Group, Inc. 4.15% 9/28/22 (a)	7,317,000	7,642,007
Credit Suisse Group Funding Guernsey Ltd. 4.55% 4/17/26	5,136,000	5,447,735
Credit Suisse New York Branch 3% 10/29/21	1,550,000	1,581,572
Discover Bank:
2% 2/21/18	3,900,000	3,905,764
7% 4/15/20	2,391,000	2,665,489
Fifth Third Bancorp:
4.3% 1/16/24	4,001,000	4,232,018
8.25% 3/1/38	3,848,000	5,637,589
HSBC Holdings PLC 4.041% 3/13/28 (b)	6,330,000	6,542,707
Huntington Bancshares, Inc.:
3.15% 3/14/21	2,201,000	2,256,247
7% 12/15/20	1,087,000	1,249,680
ING Groep NV 3.15% 3/29/22	5,600,000	5,707,285
Intesa Sanpaolo SpA:
5.017% 6/26/24 (a)	7,245,000	7,064,433
5.71% 1/15/26 (a)	1,569,000	1,593,169
JPMorgan Chase & Co. 3.875% 2/1/24	5,000,000	5,261,520
Lloyds Banking Group PLC 3.1% 7/6/21	2,463,000	2,521,644
Rabobank Nederland:
3.75% 7/21/26	7,120,000	7,156,526
4.625% 12/1/23	4,531,000	4,887,640
Regions Bank 6.45% 6/26/37	2,611,000	3,107,482
Regions Financial Corp. 3.2% 2/8/21	614,000	628,998
Royal Bank of Canada 4.65% 1/27/26	1,181,000	1,262,554
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	3,640,000	3,809,384
6% 12/19/23	5,228,000	5,745,227
6.1% 6/10/23	1,000,000	1,096,196
6.125% 12/15/22	5,972,000	6,540,582
SunTrust Banks, Inc.:
2.5% 5/1/19	5,184,000	5,239,956
2.7% 1/27/22	5,507,000	5,545,940
UniCredit SpA 3.75% 4/12/22 (a)	5,900,000	5,956,032
		151,822,964
Capital Markets - 8.7%
Blackstone Holdings Finance Co. LLC 4.45% 7/15/45 (a)	8,385,000	8,315,950
CME Group, Inc. 5.3% 9/15/43	3,050,000	3,775,757
Credit Suisse AG 6% 2/15/18	122,000	125,501
Credit Suisse Group AG 3.574% 1/9/23 (a)	8,700,000	8,873,991
Goldman Sachs Group, Inc.:
3.5% 11/16/26	5,750,000	5,705,208
3.75% 5/22/25	10,750,000	11,011,075
3.75% 2/25/26	5,000,000	5,102,705
5.25% 7/27/21	1,227,000	1,353,982
Merrill Lynch & Co., Inc. 6.11% 1/29/37	2,269,000	2,724,860
Moody's Corp.:
2.75% 7/15/19	6,920,000	7,040,193
5.25% 7/15/44	3,386,000	3,885,316
Morgan Stanley:
3.875% 1/27/26	5,020,000	5,173,657
4.3% 1/27/45	948,000	966,240
4.875% 11/1/22	9,466,000	10,318,300
5.5% 7/28/21	1,222,000	1,360,686
5.75% 1/25/21	557,000	620,088
Peachtree Corners Funding Trust 3.976% 2/15/25 (a)	7,500,000	7,632,720
S&P Global, Inc.:
3.3% 8/14/20	4,913,000	5,047,597
4% 6/15/25	6,038,000	6,350,726
UBS Group Funding AG 3.491% 5/23/23 (a)	5,800,000	5,921,440
		101,305,992
Consumer Finance - 3.8%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.5% 5/26/22	395,000	406,385
3.95% 2/1/22	7,500,000	7,845,585
5% 10/1/21	3,970,000	4,311,392
Ally Financial, Inc.:
4.125% 2/13/22	5,560,000	5,702,503
4.75% 9/10/18	4,500,000	4,628,250
American Express Credit Corp. 2.2% 3/3/20	5,600,000	5,639,127
Discover Financial Services:
3.85% 11/21/22	2,538,000	2,610,429
5.2% 4/27/22	2,355,000	2,558,496
Ford Motor Credit Co. LLC 2.597% 11/4/19	4,950,000	4,980,284
Synchrony Financial 2.6% 1/15/19	5,000,000	5,027,305
		43,709,756
Diversified Financial Services - 0.8%
Berkshire Hathaway Finance Corp. 4.4% 5/15/42	107,000	116,466
General Electric Capital Corp. 5.875% 1/14/38	150,000	192,982
ING U.S., Inc. 5.7% 7/15/43	2,607,000	3,000,224
USAA Capital Corp. 2% 6/1/21 (a)	6,691,000	6,600,196
		9,909,868
Insurance - 5.7%
ACE INA Holdings, Inc. 4.35% 11/3/45	525,000	572,328
American International Group, Inc.:
4.375% 1/15/55	2,685,000	2,576,062
4.5% 7/16/44	5,833,000	5,951,060
Aon Corp. 6.25% 9/30/40	253,000	315,476
Aon PLC:
3.5% 6/14/24	2,830,000	2,893,734
4.75% 5/15/45	6,000,000	6,412,050
Assurant, Inc. 2.5% 3/15/18	3,842,000	3,859,627
Five Corners Funding Trust 4.419% 11/15/23 (a)	4,111,000	4,436,624
Great-West Life & Annuity Insurance Co. 3.7176% 5/16/46 (a)(b)	66,000	65,340
Hartford Financial Services Group, Inc.:
4.3% 4/15/43	1,211,000	1,219,946
8.125% 6/15/38 (b)	4,915,000	5,197,613
Liberty Mutual Group, Inc. 4.95% 5/1/22 (a)	5,250,000	5,794,194
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	1,643,000	1,787,269
Massachusetts Mutual Life Insurance Co.:
4.5% 4/15/65 (a)	2,264,000	2,297,503
5.375% 12/1/41 (a)	148,000	174,460
Pacific LifeCorp:
5.125% 1/30/43 (a)	1,285,000	1,432,077
6% 2/10/20 (a)	1,050,000	1,143,451
Pricoa Global Funding I 5.625% 6/15/43 (b)	5,000,000	5,437,500
Prudential Financial, Inc. 5.625% 5/12/41	1,170,000	1,407,497
Unum Group:
5.625% 9/15/20	1,846,000	2,027,842
5.75% 8/15/42	3,748,000	4,392,394
Willis Group North America, Inc. 3.6% 5/15/24	6,692,000	6,785,728
		66,179,775

TOTAL FINANCIALS		372,928,355

HEALTH CARE - 9.5%
Health Care Equipment & Supplies - 2.1%
Abbott Laboratories 3.75% 11/30/26	8,100,000	8,261,239
Becton, Dickinson & Co.:
2.404% 6/5/20 (c)	5,470,000	5,480,885
2.894% 6/6/22 (c)	5,415,000	5,422,673
Medtronic, Inc. 3.15% 3/15/22	4,650,000	4,831,875
		23,996,672
Health Care Providers & Services - 1.7%
Aetna, Inc. 2.8% 6/15/23	8,907,000	8,913,654
UnitedHealth Group, Inc.:
3.75% 7/15/25	2,607,000	2,757,038
3.95% 10/15/42	132,000	132,257
4.25% 3/15/43	2,500,000	2,635,490
4.625% 7/15/35	745,000	832,581
4.625% 11/15/41	965,000	1,058,539
4.75% 7/15/45	1,829,000	2,057,316
WellPoint, Inc.:
1.875% 1/15/18	288,000	288,370
3.3% 1/15/23	1,300,000	1,332,245
		20,007,490
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc. 2.15% 12/14/18	509,000	511,718
Pharmaceuticals - 5.7%
Actavis Funding SCS 4.55% 3/15/35	5,473,000	5,666,312
Allergan PLC 1.875% 10/1/17	7,416,000	7,419,804
Forest Laboratories, Inc. 4.375% 2/1/19 (a)	756,000	781,890
Mylan N.V. 3.95% 6/15/26	8,772,000	8,795,912
Perrigo Co. PLC 3.5% 3/15/21	2,131,000	2,216,847
Perrigo Finance PLC 4.375% 3/15/26	4,850,000	5,049,481
Shire Acquisitions Investments Ireland DAC:
1.9% 9/23/19	5,313,000	5,293,241
2.4% 9/23/21	5,300,000	5,264,824
2.875% 9/23/23	3,000,000	2,973,618
Teva Pharmaceutical Finance Netherlands III BV:
1.4% 7/20/18	8,535,000	8,496,823
1.7% 7/19/19	1,971,000	1,954,820
2.2% 7/21/21	3,872,000	3,796,008
2.8% 7/21/23	2,864,000	2,778,561
3.15% 10/1/26	3,818,000	3,585,469
4.1% 10/1/46	407,000	358,086
Zoetis, Inc.:
1.875% 2/1/18	1,017,000	1,017,586
3.45% 11/13/20	286,000	296,692
		65,745,974

TOTAL HEALTH CARE		110,261,854

INDUSTRIALS - 2.8%
Aerospace & Defense - 0.4%
BAE Systems Holdings, Inc. 2.85% 12/15/20 (a)	3,251,000	3,298,214
L3 Technologies, Inc. 3.95% 5/28/24	1,026,000	1,060,964
		4,359,178
Airlines - 0.4%
Aviation Capital Group Corp. 4.625% 1/31/18 (a)	549,000	558,049
Continental Airlines, Inc. 6.648% 9/15/17	4,667	4,725
Delta Air Lines, Inc. 2.875% 3/13/20	4,106,000	4,163,512
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	8,827	9,004
8.36% 1/20/19	11,053	11,053
		4,746,343
Industrial Conglomerates - 1.0%
General Electric Co. 4.125% 10/9/42	434,000	452,738
Roper Technologies, Inc.:
2.05% 10/1/18	7,475,000	7,495,541
2.8% 12/15/21	1,681,000	1,703,127
3.8% 12/15/26	1,738,000	1,793,423
		11,444,829
Machinery - 0.0%
Ingersoll-Rand Luxembourg Finance SA 4.65% 11/1/44	559,000	596,175
Road & Rail - 0.3%
Burlington Northern Santa Fe LLC:
4.15% 4/1/45	1,008,000	1,042,370
4.4% 3/15/42	2,500,000	2,685,840
		3,728,210
Trading Companies & Distributors - 0.7%
Air Lease Corp.:
2.125% 1/15/18	408,000	408,918
3.375% 6/1/21	2,910,000	3,000,818
3.75% 2/1/22	1,086,000	1,136,590
3.875% 4/1/21	3,305,000	3,464,684
		8,011,010

TOTAL INDUSTRIALS		32,885,745

INFORMATION TECHNOLOGY - 5.1%
Electronic Equipment & Components - 1.1%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
4.42% 6/15/21 (a)	3,590,000	3,783,293
6.02% 6/15/26 (a)	3,770,000	4,158,333
Tyco Electronics Group SA 6.55% 10/1/17	4,758,000	4,834,961
		12,776,587
IT Services - 0.6%
MasterCard, Inc. 3.8% 11/21/46	5,906,000	5,989,718
The Western Union Co. 2.875% 12/10/17	926,000	932,061
		6,921,779
Semiconductors & Semiconductor Equipment - 1.0%
Applied Materials, Inc. 4.35% 4/1/47	5,000,000	5,252,475
NVIDIA Corp. 2.2% 9/16/21	5,780,000	5,740,875
		10,993,350
Software - 0.9%
Microsoft Corp. 3.7% 8/8/46	6,065,000	5,921,199
Oracle Corp.:
4.375% 5/15/55	4,148,000	4,279,338
5.375% 7/15/40	240,000	288,791
		10,489,328
Technology Hardware, Storage & Peripherals - 1.5%
Apple, Inc.:
3.2% 5/11/27	5,120,000	5,187,820
3.85% 8/4/46	5,043,000	4,968,212
Hewlett Packard Enterprise Co.:
4.4% 10/15/22 (b)	3,420,000	3,650,248
6.2% 10/15/35 (b)	3,426,000	3,695,205
		17,501,485

TOTAL INFORMATION TECHNOLOGY		58,682,529

MATERIALS - 1.1%
Chemicals - 0.9%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 1.7% 5/1/18 (a)	5,220,000	5,225,262
Ecolab, Inc. 1.45% 12/8/17	434,000	433,773
LYB International Finance BV 4.875% 3/15/44	4,000,000	4,215,776
Potash Corp. of Saskatchewan, Inc. 4% 12/15/26	995,000	1,030,116
		10,904,927
Metals & Mining - 0.2%
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (a)(b)	407,000	440,171
6.75% 10/19/75 (a)(b)	1,010,000	1,145,007
Vale Overseas Ltd. 6.875% 11/10/39	161,000	172,785
		1,757,963

TOTAL MATERIALS		12,662,890

REAL ESTATE - 2.6%
Equity Real Estate Investment Trusts (REITs) - 1.5%
Camden Property Trust 4.25% 1/15/24	758,000	798,764
CommonWealth REIT 5.875% 9/15/20	1,260,000	1,352,439
Corporate Office Properties LP:
3.6% 5/15/23	3,140,000	3,114,208
3.7% 6/15/21	476,000	488,601
DDR Corp.:
4.625% 7/15/22	391,000	409,616
4.75% 4/15/18	1,764,000	1,796,966
Duke Realty LP 6.75% 3/15/20	1,295,000	1,444,470
Health Care REIT, Inc. 2.25% 3/15/18	324,000	325,210
Lexington Corporate Properties Trust 4.4% 6/15/24	250,000	250,751
Omega Healthcare Investors, Inc. 4.375% 8/1/23	7,500,000	7,715,258
		17,696,283
Real Estate Management & Development - 1.1%
Brandywine Operating Partnership LP:
3.95% 2/15/23	2,173,000	2,199,028
4.1% 10/1/24	3,000,000	3,027,714
4.55% 10/1/29	2,014,000	2,040,418
4.95% 4/15/18	290,000	297,071
Liberty Property LP:
3.375% 6/15/23	1,087,000	1,098,421
4.125% 6/15/22	1,832,000	1,928,614
4.75% 10/1/20	752,000	799,338
Mack-Cali Realty LP:
2.5% 12/15/17	488,000	489,207
4.5% 4/18/22	94,000	96,304
Ventas Realty LP 4.125% 1/15/26	345,000	357,250
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	508,000	508,888
		12,842,253

TOTAL REAL ESTATE		30,538,536

TELECOMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 2.4%
AT&T, Inc.:
2.8% 2/17/21	4,900,000	4,958,109
4.5% 5/15/35	4,270,000	4,131,814
4.75% 5/15/46	2,316,000	2,225,736
5.45% 3/1/47	1,000,000	1,055,948
5.55% 8/15/41	2,700,000	2,890,917
British Telecommunications PLC 2.35% 2/14/19	4,623,000	4,655,523
Verizon Communications, Inc.:
2.45% 11/1/22	634,000	624,456
3.5% 11/1/21	1,420,000	1,475,021
4.6% 4/1/21	460,000	497,177
4.862% 8/21/46	5,287,000	5,211,290
		27,725,991
Wireless Telecommunication Services - 0.4%
Rogers Communications, Inc. 4.1% 10/1/23	4,398,000	4,686,131

TOTAL TELECOMMUNICATION SERVICES		32,412,122

UTILITIES - 7.3%
Electric Utilities - 3.2%
Cleco Corporate Holdings LLC 3.743% 5/1/26	1,215,000	1,226,726
DPL, Inc. 6.75% 10/1/19	3,400,000	3,561,500
Duke Energy Corp. 1.8% 9/1/21	675,000	659,956
Duke Energy Industries, Inc. 4.9% 7/15/43	3,000,000	3,444,990
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (a)	500,000	561,397
6.4% 9/15/20 (a)	1,310,000	1,462,412
Exelon Corp. 3.497% 6/1/22 (b)	3,131,000	3,205,674
FirstEnergy Corp. 2.75% 3/15/18	699,000	703,109
Indiana Michigan Power Co. 4.55% 3/15/46	1,274,000	1,374,405
IPALCO Enterprises, Inc. 3.45% 7/15/20	1,894,000	1,922,410
Southern Co.:
1.55% 7/1/18	11,192,000	11,161,894
1.85% 7/1/19	6,599,000	6,582,041
Tampa Electric Co. 6.55% 5/15/36	500,000	640,071
TECO Finance, Inc. 5.15% 3/15/20	114,000	121,767
Xcel Energy, Inc. 4.8% 9/15/41	554,000	588,546
		37,216,898
Gas Utilities - 1.1%
AGL Capital Corp. 2.45% 10/1/23	5,300,000	5,163,451
Boston Gas Co. 4.487% 2/15/42 (a)	2,000,000	2,128,530
Florida Gas Transmission Co. LLC 4.35% 7/15/25 (a)	5,023,000	5,331,302
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	18,000	19,183
		12,642,466
Independent Power and Renewable Electricity Producers - 1.0%
Kinder Morgan Finance Co. LLC 6% 1/15/18 (a)	7,411,000	7,596,816
TransAlta Corp. 1.9% 6/3/17	3,700,000	3,700,000
		11,296,816
Multi-Utilities - 2.0%
Dominion Resources, Inc.:
2.579% 7/1/20 (b)	1,965,000	1,979,975
3.4522% 9/30/66 (b)	7,158,000	6,155,880
3.9772% 6/30/66 (b)	145,000	137,025
NiSource Finance Corp.:
3.49% 5/15/27	4,000,000	4,054,576
5.25% 2/15/43	234,000	266,351
5.95% 6/15/41	1,493,000	1,829,607
Puget Energy, Inc.:
3.65% 5/15/25	2,935,000	2,963,599
5.625% 7/15/22	4,240,000	4,757,581
6.5% 12/15/20	613,000	689,201
Sempra Energy 2.875% 10/1/22	224,000	225,073
Wisconsin Energy Corp. 3.2943% 5/15/67 (b)	117,000	109,173
		23,168,041

TOTAL UTILITIES		84,324,221

TOTAL NONCONVERTIBLE BONDS
(Cost $1,009,746,312)		1,039,723,548

U.S. Treasury Obligations - 3.1%
U.S. Treasury Bonds:
2.5% 2/15/46	$39,192,000	$36,254,128
3% 11/15/45	255,000	261,265
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $35,651,592)		36,515,393

Municipal Securities - 0.6%
American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	1,545,000	2,444,545
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	40,000	57,912
7.5% 4/1/34	1,165,000	1,677,518
7.55% 4/1/39	1,815,000	2,732,973
7.625% 3/1/40	345,000	519,563
TOTAL MUNICIPAL SECURITIES
(Cost $6,655,602)		7,432,511

Bank Notes - 2.1%
Capital One Bank U.S.A. NA 2.3% 6/5/19	5,000,000	5,013,435
JPMorgan Chase Bank 6% 10/1/17	10,850,000	11,008,312
Regions Bank 7.5% 5/15/18	7,499,000	7,893,237
TOTAL BANK NOTES
(Cost $23,727,025)		23,914,984
	Shares	Value

Fixed-Income Funds - 2.3%
Fidelity Specialized High Income Central Fund (d)
(Cost $26,294,884)	251,687	26,291,253
	Principal Amount	Value

Preferred Securities - 1.2%
FINANCIALS - 1.2%
Banks - 1.2%
Barclays Bank PLC 7.625% 11/21/22 (Cost $14,473,018)	12,560,000	14,237,127
	Shares	Value

Money Market Funds - 1.7%
Fidelity Cash Central Fund, 0.86% (e)
(Cost $20,085,027)	20,081,041	20,085,058
TOTAL INVESTMENT PORTFOLIO - 100.5%
(Cost $1,136,633,460)		1,168,199,874
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(6,194,031)
NET ASSETS - 100%		$1,162,005,843

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $155,536,054 or 13.4% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$104,109
Fidelity Specialized High Income Central Fund	1,279,130
Total	$1,383,239

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$44,831,142	$1,279,096	$19,984,339	$26,291,253	3.5%
Total	$44,831,142	$1,279,096	$19,984,339	$26,291,253

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$1,039,723,548	$--	$1,039,723,548	$--
U.S. Government and Government Agency Obligations	36,515,393	--	36,515,393	--
Municipal Securities	7,432,511	--	7,432,511	--
Bank Notes	23,914,984	--	23,914,984	--
Fixed-Income Funds	26,291,253	26,291,253	--	--
Preferred Securities	14,237,127	--	14,237,127	--
Money Market Funds	20,085,058	20,085,058	--	--
Total Investments in Securities:	$1,168,199,874	$46,376,311	$1,121,823,563	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2017, the cost of investment securities for income tax purposes was $1,134,670,528. Net unrealized appreciation aggregated $33,529,346, of which $39,679,754 related to appreciated investment securities and $6,150,408 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Intermediate Bond Fund

May 31, 2017

IBF-QTLY-0717
1.804838.113

Investments May 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 48.7%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 4.7%
Automobiles - 2.0%
BMW U.S. Capital LLC 2.7% 4/6/22 (a)	$6,432	$6,505
Daimler Finance North America LLC:
2.25% 9/3/19 (a)	17,149	17,232
2.85% 1/6/22 (a)	3,657	3,717
General Motors Financial Co., Inc.:
2.4% 4/10/18	6,610	6,641
2.65% 4/13/20	4,423	4,444
3.1% 1/15/19	4,690	4,759
3.15% 1/15/20	6,680	6,804
Volkswagen Group of America Finance LLC:
2.125% 5/23/19 (a)	3,670	3,674
2.45% 11/20/19 (a)	6,500	6,538
		60,314
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp. 2.625% 1/15/22	3,857	3,897
Household Durables - 0.6%
D.R. Horton, Inc. 4% 2/15/20	8,000	8,336
Toll Brothers Finance Corp.:
4% 12/31/18	5,175	5,326
4.875% 11/15/25	4,400	4,576
		18,238
Media - 1.7%
21st Century Fox America, Inc.:
3% 9/15/22	2,241	2,285
4.5% 2/15/21	1,705	1,836
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
3.579% 7/23/20	3,050	3,170
4.908% 7/23/25	4,820	5,217
Comcast Corp.:
1.625% 1/15/22	5,124	5,006
5.15% 3/1/20	4,685	5,105
5.7% 5/15/18	355	369
COX Communications, Inc. 6.25% 6/1/18 (a)	4,000	4,169
Discovery Communications LLC 3.25% 4/1/23	563	556
NBCUniversal, Inc. 5.15% 4/30/20	6,800	7,446
Time Warner Cable, Inc.:
6.75% 7/1/18	7,189	7,556
8.25% 4/1/19	2,550	2,826
Time Warner, Inc. 4.875% 3/15/20	5,060	5,424
		50,965
Multiline Retail - 0.1%
Nordstrom, Inc. 4% 3/15/27	4,685	4,675
Specialty Retail - 0.2%
AutoZone, Inc. 3.7% 4/15/22	3,290	3,439
TJX Companies, Inc. 2.75% 6/15/21	3,201	3,282
		6,721

TOTAL CONSUMER DISCRETIONARY		144,810

CONSUMER STAPLES - 2.3%
Beverages - 0.8%
Anheuser-Busch InBev Finance, Inc.:
2.15% 2/1/19	6,585	6,627
2.65% 2/1/21	6,659	6,766
3.3% 2/1/23	7,172	7,398
Anheuser-Busch InBev Worldwide, Inc. 2.2% 8/1/18	3,580	3,604
		24,395
Food & Staples Retailing - 0.3%
CVS Health Corp.:
2.8% 7/20/20	2,854	2,911
3.5% 7/20/22	1,679	1,749
4.125% 5/15/21	4,367	4,648
		9,308
Food Products - 0.4%
Cargill, Inc. 3.25% 11/15/21 (a)	4,000	4,157
Kraft Foods Group, Inc. 2.25% 6/5/17	4,150	4,150
Tyson Foods, Inc. 2.65% 8/15/19	3,500	3,547
		11,854
Tobacco - 0.8%
BAT International Finance PLC:
2.75% 6/15/20 (a)	6,420	6,508
3.5% 6/15/22 (a)	4,810	4,983
Imperial Tobacco Finance PLC 3.75% 7/21/22 (a)	4,789	4,996
Philip Morris International, Inc. 4.5% 3/26/20	6,800	7,276
Reynolds American, Inc.:
3.25% 6/12/20	638	660
4% 6/12/22	2,191	2,333
		26,756

TOTAL CONSUMER STAPLES		72,313

ENERGY - 4.6%
Energy Equipment & Services - 0.5%
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	5,067	5,603
Petrofac Ltd. 3.4% 10/10/18 (a)	4,400	4,390
Schlumberger Holdings Corp. 2.35% 12/21/18 (a)	4,980	5,013
		15,006
Oil, Gas & Consumable Fuels - 4.1%
Anadarko Petroleum Corp. 4.85% 3/15/21	4,470	4,800
BP Capital Markets PLC:
2.315% 2/13/20	4,980	5,037
2.521% 1/15/20	3,410	3,465
3.245% 5/6/22	4,160	4,310
Canadian Natural Resources Ltd.:
3.45% 11/15/21	7,072	7,300
3.9% 2/1/25	3,400	3,462
Cenovus Energy, Inc. 5.7% 10/15/19	7,250	7,773
Columbia Pipeline Group, Inc. 3.3% 6/1/20	2,974	3,043
ConocoPhillips Co. 2.2% 5/15/20	3,712	3,735
DCP Midstream LLC 5.35% 3/15/20 (a)	4,118	4,303
DCP Midstream Operating LP:
2.5% 12/1/17	1,922	1,922
2.7% 4/1/19	1,120	1,114
3.875% 3/15/23	3,530	3,449
Enbridge Energy Partners LP 4.2% 9/15/21	4,308	4,544
Enterprise Products Operating LP:
2.55% 10/15/19	693	702
4.05% 2/15/22	4,350	4,628
Exxon Mobil Corp. 2.222% 3/1/21	6,250	6,313
Kinder Morgan Energy Partners LP:
2.65% 2/1/19	4,636	4,685
3.95% 9/1/22	775	812
Kinder Morgan, Inc. 2% 12/1/17	1,246	1,247
MPLX LP 4% 2/15/25	500	507
Petro-Canada 6.05% 5/15/18	1,874	1,949
Petroleos Mexicanos:
3.5% 1/30/23	3,205	3,108
4.625% 9/21/23	3,200	3,262
Plains All American Pipeline LP/PAA Finance Corp. 2.6% 12/15/19	3,100	3,116
Shell International Finance BV 2.125% 5/11/20	4,895	4,934
Southeast Supply Header LLC 4.25% 6/15/24 (a)	3,066	3,162
Spectra Energy Capital, LLC 5.65% 3/1/20	237	256
The Williams Companies, Inc.:
3.7% 1/15/23	1,003	988
4.55% 6/24/24	4,547	4,672
Total Capital International SA 2.125% 1/10/19	8,195	8,256
TransCanada PipeLines Ltd. 3.125% 1/15/19	2,847	2,903
Western Gas Partners LP:
2.6% 8/15/18	3,512	3,527
5.375% 6/1/21	4,300	4,658
Williams Partners LP 4.3% 3/4/24	4,990	5,251
		127,193

TOTAL ENERGY		142,199

FINANCIALS - 20.5%
Banks - 11.7%
Bank of America Corp.:
2.625% 4/19/21	4,740	4,765
2.65% 4/1/19	7,598	7,684
4.2% 8/26/24	3,440	3,578
4.25% 10/22/26	3,412	3,527
4.45% 3/3/26	3,485	3,639
5.875% 1/5/21	5,905	6,590
Bank of Nova Scotia:
2.8% 7/21/21	3,440	3,510
4.5% 12/16/25	6,400	6,731
Bank of Tokyo-Mitsubishi UFJ Ltd.:
1.65% 2/26/18 (a)	4,760	4,760
2.3% 3/5/20 (a)	3,320	3,321
Barclays PLC:
2.75% 11/8/19	2,863	2,889
2.875% 6/8/20	4,810	4,865
3.2% 8/10/21	4,798	4,875
3.25% 1/12/21	3,509	3,583
BNP Paribas 2.375% 9/14/17	6,400	6,418
BNP Paribas SA 2.45% 3/17/19	3,370	3,401
CIT Group, Inc. 3.875% 2/19/19	7,345	7,538
Citigroup, Inc.:
1.75% 5/1/18	6,000	5,998
2.15% 7/30/18	6,591	6,613
2.7% 3/30/21	6,300	6,345
2.75% 4/25/22	4,500	4,503
2.9% 12/8/21	4,703	4,758
4.6% 3/9/26	3,280	3,454
Citizens Bank NA:
2.45% 12/4/19	6,790	6,847
2.55% 5/13/21	4,261	4,277
2.65% 5/26/22	3,090	3,092
Citizens Financial Group, Inc. 4.15% 9/28/22 (a)	1,271	1,327
Comerica, Inc. 2.125% 5/23/19	2,052	2,053
Commonwealth Bank of Australia:
2.25% 3/13/19	8,340	8,390
2.3% 9/6/19	3,440	3,465
2.55% 3/15/21	3,120	3,142
Credit Suisse New York Branch 3% 10/29/21	3,500	3,571
Discover Bank 2% 2/21/18	8,400	8,412
Fifth Third Bancorp:
2.875% 7/27/20	3,200	3,271
4.5% 6/1/18	440	452
First Horizon National Corp. 3.5% 12/15/20	7,958	8,179
HBOS PLC 6.75% 5/21/18 (a)	3,004	3,132
HSBC Bank PLC 1.5% 5/15/18 (a)	3,890	3,886
HSBC Holdings PLC:
2.95% 5/25/21	4,790	4,851
4% 3/30/22	3,778	3,987
5.1% 4/5/21	4,270	4,670
HSBC U.S.A., Inc. 2.625% 9/24/18	1,804	1,823
Huntington Bancshares, Inc.:
2.3% 1/14/22	4,800	4,732
3.15% 3/14/21	4,700	4,818
7% 12/15/20	1,204	1,384
Huntington National Bank 2.2% 4/1/19	4,985	5,004
Japan Bank International Cooperation 1.5% 7/21/21	5,952	5,762
JPMorgan Chase & Co.:
2.2% 10/22/19	8,475	8,517
2.35% 1/28/19	7,995	8,071
3.875% 9/10/24	5,168	5,339
4.125% 12/15/26	5,070	5,278
4.5% 1/24/22	4,210	4,557
KeyCorp. 5.1% 3/24/21	4,303	4,728
Mitsubishi UFJ Financial Group, Inc.:
2.19% 9/13/21	4,839	4,776
2.95% 3/1/21	7,298	7,422
Mitsubishi UFJ Trust & Banking Corp. 2.45% 10/16/19 (a)	5,070	5,093
Mizuho Bank Ltd. 2.4% 3/26/20 (a)	6,705	6,720
MUFG Americas Holdings Corp. 2.25% 2/10/20	3,292	3,303
Nordea Bank AB 2.375% 4/4/19 (a)	3,360	3,388
PNC Bank NA 2.15% 4/29/21	3,170	3,160
Regions Financial Corp. 3.2% 2/8/21	4,701	4,816
Royal Bank of Canada 2.35% 10/30/20	6,360	6,405
Royal Bank of Scotland Group PLC 5.125% 5/28/24	5,130	5,369
Sumitomo Mitsui Banking Corp. 2.45% 1/10/19	4,000	4,034
Sumitomo Mitsui Financial Group, Inc.:
2.846% 1/11/22	6,300	6,389
2.934% 3/9/21	4,046	4,120
SunTrust Banks, Inc. 2.9% 3/3/21	4,672	4,764
The Toronto-Dominion Bank:
1.8% 7/13/21	8,310	8,177
2.125% 4/7/21	4,740	4,740
Wells Fargo & Co.:
2.15% 1/15/19	5,077	5,107
3% 1/22/21	6,034	6,192
4.3% 7/22/27	4,780	5,063
Westpac Banking Corp.:
1.65% 5/13/19	4,790	4,760
2.8% 1/11/22	4,802	4,886
		359,046
Capital Markets - 2.9%
BlackRock, Inc. 4.25% 5/24/21	3,460	3,728
Deutsche Bank AG London Branch 2.5% 2/13/19	8,876	8,905
Goldman Sachs Group, Inc.:
2.375% 1/22/18	1,000	1,005
2.625% 1/31/19	7,920	8,005
2.625% 4/25/21	3,282	3,297
5.95% 1/18/18	10,163	10,427
6.15% 4/1/18	3,044	3,152
IntercontinentalExchange, Inc. 2.75% 12/1/20	1,103	1,124
Lazard Group LLC 4.25% 11/14/20	1,723	1,821
Merrill Lynch & Co., Inc. 6.875% 4/25/18	5,859	6,122
Moody's Corp. 2.75% 12/15/21	779	786
Morgan Stanley:
2.375% 7/23/19	3,430	3,454
2.5% 4/21/21	5,000	5,005
2.65% 1/27/20	5,010	5,074
3.875% 1/27/26	4,600	4,741
4.875% 11/1/22	3,010	3,281
5.625% 9/23/19	933	1,005
5.75% 1/25/21	4,378	4,874
7.3% 5/13/19	3,668	4,030
S&P Global, Inc. 2.5% 8/15/18	1,947	1,963
UBS AG Stamford Branch 2.375% 8/14/19	7,600	7,660
		89,459
Consumer Finance - 2.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 3.5% 5/26/22	1,109	1,141
Ally Financial, Inc. 4.25% 4/15/21	7,800	8,038
Capital One Financial Corp. 2.45% 4/24/19	2,760	2,776
Discover Financial Services:
3.85% 11/21/22	196	202
5.2% 4/27/22	5,287	5,744
Ford Motor Credit Co. LLC:
3.157% 8/4/20	3,320	3,379
3.336% 3/18/21	7,800	7,947
3.339% 3/28/22	2,657	2,690
4.25% 9/20/22	4,080	4,278
Hyundai Capital America:
2.125% 10/2/17 (a)	1,463	1,465
2.55% 2/6/19 (a)	2,513	2,523
2.6% 3/19/20 (a)	6,620	6,638
2.875% 8/9/18 (a)	1,665	1,680
3% 10/30/20 (a)	6,329	6,387
Synchrony Financial:
1.875% 8/15/17	822	822
3% 8/15/19	1,208	1,225
3.75% 8/15/21	4,450	4,594
Toyota Motor Credit Corp. 2.6% 1/11/22	10,611	10,743
		72,272
Diversified Financial Services - 0.4%
Brixmor Operating Partnership LP:
3.85% 2/1/25	2,929	2,924
3.875% 8/15/22	3,628	3,745
4.125% 6/15/26	1,347	1,364
USAA Capital Corp. 2% 6/1/21 (a)	4,738	4,674
		12,707
Insurance - 3.2%
ACE INA Holdings, Inc. 2.3% 11/3/20	2,130	2,145
AIA Group Ltd. 2.25% 3/11/19 (a)	743	744
American International Group, Inc.:
3.3% 3/1/21	5,232	5,388
4.875% 6/1/22	6,517	7,168
Aon Corp. 5% 9/30/20	4,000	4,322
Aon PLC 3.875% 12/15/25	6,215	6,447
Great-West Life & Annuity Insurance Co. 3.7176% 5/16/46 (a)(b)	1,929	1,910
Hartford Financial Services Group, Inc. 5.125% 4/15/22	1,889	2,107
Liberty Mutual Group, Inc. 5% 6/1/21 (a)	5,410	5,903
Marsh & McLennan Companies, Inc.:
2.55% 10/15/18	3,559	3,596
4.8% 7/15/21	4,925	5,357
MassMutual Global Funding II:
2.45% 11/23/20 (a)	4,750	4,795
2.5% 4/13/22 (a)	6,290	6,269
Metropolitan Life Global Funding I:
1.55% 9/13/19 (a)	4,130	4,088
2.3% 4/10/19(a)	8,370	8,450
2.65% 4/8/22 (a)	7,790	7,861
Pacific LifeCorp 6% 2/10/20 (a)	2,213	2,410
Prudential Financial, Inc. 4.5% 11/15/20	4,820	5,183
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (a)	4,303	4,819
TIAA Asset Management Finance LLC 2.95% 11/1/19 (a)	980	996
Unum Group:
4% 3/15/24	3,330	3,461
5.625% 9/15/20	5,021	5,516
		98,935

TOTAL FINANCIALS		632,419

HEALTH CARE - 3.5%
Biotechnology - 0.7%
AbbVie, Inc.:
2.5% 5/14/20	4,086	4,134
2.9% 11/6/22	4,110	4,143
3.2% 11/6/22	3,165	3,243
Amgen, Inc.:
2.125% 5/1/20	3,530	3,537
5.85% 6/1/17	3,264	3,264
Celgene Corp. 2.875% 8/15/20	3,000	3,068
		21,389
Health Care Equipment & Supplies - 0.6%
Abbott Laboratories 2.9% 11/30/21	4,648	4,720
Becton, Dickinson & Co.:
2.675% 12/15/19	890	901
2.894% 6/6/22 (c)	4,633	4,640
Danaher Corp. 2.4% 9/15/20	1,130	1,148
Medtronic, Inc. 2.5% 3/15/20	6,790	6,908
		18,317
Health Care Providers & Services - 1.1%
Aetna, Inc. 2.75% 11/15/22	597	601
Express Scripts Holding Co. 2.25% 6/15/19	5,140	5,162
McKesson Corp. 2.284% 3/15/19	3,330	3,350
UnitedHealth Group, Inc.:
1.4% 10/15/17	840	840
2.125% 3/15/21	4,680	4,696
2.7% 7/15/20	2,557	2,618
2.75% 2/15/23	684	692
3.35% 7/15/22	1,155	1,214
3.875% 10/15/20	5,296	5,593
WellPoint, Inc.:
3.125% 5/15/22	4,290	4,383
4.35% 8/15/20	5,502	5,845
		34,994
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.:
3.3% 2/15/22	3,414	3,528
4.15% 2/1/24	918	982
		4,510
Pharmaceuticals - 1.0%
Actavis Funding SCS 3% 3/12/20	6,026	6,157
Mylan N.V. 2.5% 6/7/19	1,677	1,687
Perrigo Co. PLC 3.5% 3/15/21	6,211	6,461
Perrigo Finance PLC 3.5% 12/15/21	833	869
Shire Acquisitions Investments Ireland DAC 2.4% 9/23/21	8,037	7,984
Teva Pharmaceutical Finance Netherlands III BV:
2.2% 7/21/21	2,393	2,346
2.8% 7/21/23	1,715	1,664
Zoetis, Inc.:
3.25% 2/1/23	1,553	1,599
3.45% 11/13/20	887	920
		29,687

TOTAL HEALTH CARE		108,897

INDUSTRIALS - 1.9%
Aerospace & Defense - 0.3%
BAE Systems Holdings, Inc.:
2.85% 12/15/20 (a)	6,260	6,351
3.8% 10/7/24 (a)	2,162	2,253
		8,604
Airlines - 0.2%
Continental Airlines, Inc.:
6.648% 9/15/17	135	137
6.795% 8/2/18	7	8
6.9% 1/2/18	42	42
Delta Air Lines, Inc. 2.875% 3/13/20	6,200	6,287
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	256	261
8.36% 1/20/19	320	320
		7,055
Building Products - 0.1%
Masco Corp. 3.5% 4/1/21	3,053	3,138
Electrical Equipment - 0.1%
Fortive Corp. 2.35% 6/15/21 (a)	2,288	2,277
Industrial Conglomerates - 0.5%
Covidien International Finance SA 6% 10/15/17	3,234	3,288
General Electric Co. 2.7% 10/9/22	3,340	3,417
Roper Technologies, Inc.:
2.05% 10/1/18	5,730	5,746
3% 12/15/20	3,140	3,216
		15,667
Machinery - 0.3%
Deere & Co. 2.6% 6/8/22	8,200	8,329
Ingersoll-Rand Luxembourg Finance SA 2.625% 5/1/20	924	935
		9,264
Trading Companies & Distributors - 0.4%
Air Lease Corp.:
3.375% 6/1/21	4,710	4,857
3.875% 4/1/21	3,200	3,355
4.75% 3/1/20	2,913	3,103
		11,315

TOTAL INDUSTRIALS		57,320

INFORMATION TECHNOLOGY - 1.0%
Communications Equipment - 0.1%
Cisco Systems, Inc. 1.85% 9/20/21	4,829	4,781
Electronic Equipment & Components - 0.5%
Amphenol Corp.:
3.125% 9/15/21	1,119	1,149
3.2% 4/1/24	1,056	1,075
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 4.42% 6/15/21 (a)	9,430	9,938
Tyco Electronics Group SA 6.55% 10/1/17	2,606	2,648
		14,810
IT Services - 0.2%
Visa, Inc. 2.8% 12/14/22	4,670	4,784
Semiconductors & Semiconductor Equipment - 0.2%
NVIDIA Corp. 2.2% 9/16/21	6,440	6,396

TOTAL INFORMATION TECHNOLOGY		30,771

MATERIALS - 0.6%
Chemicals - 0.6%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 2.45% 5/1/20 (a)	2,969	2,994
Ecolab, Inc. 1.45% 12/8/17	2,207	2,206
LYB International Finance II BV 3.5% 3/2/27	3,160	3,140
The Dow Chemical Co. 4.125% 11/15/21	4,063	4,342
The Mosaic Co. 4.25% 11/15/23	5,095	5,361
		18,043
REAL ESTATE - 4.3%
Equity Real Estate Investment Trusts (REITs) - 2.8%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	723	728
4.6% 4/1/22	1,262	1,355
American Campus Communities Operating Partnership LP 3.35% 10/1/20	2,428	2,502
AvalonBay Communities, Inc. 3.625% 10/1/20	1,583	1,648
Boston Properties, Inc. 3.85% 2/1/23	3,900	4,106
Camden Property Trust 4.25% 1/15/24	2,807	2,958
Corporate Office Properties LP:
3.7% 6/15/21	2,256	2,316
5% 7/1/25	1,529	1,615
DDR Corp.:
3.625% 2/1/25	1,578	1,506
4.25% 2/1/26	2,246	2,214
4.625% 7/15/22	2,211	2,316
4.75% 4/15/18	3,000	3,056
Duke Realty LP:
3.625% 4/15/23	1,976	2,029
3.875% 10/15/22	3,009	3,150
6.75% 3/15/20	291	325
Equity One, Inc. 3.75% 11/15/22	8,200	8,529
ERP Operating LP:
4.625% 12/15/21	3,194	3,460
4.75% 7/15/20	2,996	3,207
Federal Realty Investment Trust:
3% 8/1/22	1,518	1,533
5.9% 4/1/20	42	46
HCP, Inc. 4.25% 11/15/23	5,100	5,354
Health Care REIT, Inc. 2.25% 3/15/18	1,651	1,657
HRPT Properties Trust 6.65% 1/15/18	792	796
Kimco Realty Corp.:
3.2% 5/1/21	5,040	5,144
3.4% 11/1/22	2,493	2,559
Lexington Corporate Properties Trust 4.4% 6/15/24	1,190	1,194
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	3,051	3,139
4.5% 1/15/25	1,111	1,130
4.5% 4/1/27	3,298	3,294
4.95% 4/1/24	1,104	1,155
5.25% 1/15/26	3,160	3,347
Select Income REIT 2.85% 2/1/18	1,609	1,618
Simon Property Group LP:
2.35% 1/30/22	1,248	1,240
2.625% 6/15/22	4,174	4,186
		84,412
Real Estate Management & Development - 1.5%
Brandywine Operating Partnership LP 3.95% 2/15/23	4,106	4,155
Digital Realty Trust LP:
3.4% 10/1/20	3,292	3,391
3.625% 10/1/22	1,414	1,460
3.95% 7/1/22	2,154	2,267
Liberty Property LP:
4.125% 6/15/22	1,971	2,075
4.75% 10/1/20	7,111	7,559
Mack-Cali Realty LP:
2.5% 12/15/17	2,891	2,898
4.5% 4/18/22	1,234	1,264
Post Apartment Homes LP 3.375% 12/1/22	2,705	2,761
Regency Centers LP 3.75% 6/15/24	2,349	2,416
Tanger Properties LP:
3.75% 12/1/24	3,076	3,102
6.125% 6/1/20	4,208	4,621
Ventas Realty LP 3.125% 6/15/23	885	885
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	2,589	2,594
Washington Prime Group LP 3.85% 4/1/20	4,940	4,993
		46,441

TOTAL REAL ESTATE		130,853

TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 1.8%
AT&T, Inc.:
2.3% 3/11/19	3,110	3,127
2.45% 6/30/20	2,237	2,248
2.8% 2/17/21	7,750	7,842
3% 6/30/22	4,920	4,948
3.4% 5/15/25	4,920	4,834
5.875% 10/1/19	287	310
British Telecommunications PLC 2.35% 2/14/19	1,992	2,006
SBA Tower Trust:
3.156% 10/15/20 (a)	4,730	4,785
3.168% 4/15/22 (a)	6,190	6,249
Verizon Communications, Inc.:
1.75% 8/15/21	3,200	3,113
3% 11/1/21	9,890	10,087
5.15% 9/15/23	4,000	4,474
		54,023
UTILITIES - 3.5%
Electric Utilities - 2.3%
AmerenUE 6.4% 6/15/17	3,867	3,872
Commonwealth Edison Co. 4% 8/1/20	4,400	4,649
Duke Energy Corp. 1.8% 9/1/21	1,793	1,753
Duquesne Light Holdings, Inc. 6.4% 9/15/20 (a)	369	412
Edison International:
2.95% 3/15/23	1,206	1,217
3.75% 9/15/17	2,938	2,957
Eversource Energy:
2.5% 3/15/21	1,473	1,473
2.8% 5/1/23	4,679	4,707
Exelon Corp.:
2.85% 6/15/20	934	952
3.497% 6/1/22 (b)	2,741	2,806
FirstEnergy Corp.:
2.75% 3/15/18	3,372	3,392
4.25% 3/15/23	4,000	4,170
Great Plains Energy, Inc.:
2.5% 3/9/20	1,853	1,871
3.15% 4/1/22	2,444	2,485
LG&E and KU Energy LLC 3.75% 11/15/20	19	20
Nevada Power Co.:
6.5% 5/15/18	6,784	7,100
6.5% 8/1/18	2,033	2,143
Pacific Gas & Electric Co. 3.25% 9/15/21	662	683
Pennsylvania Electric Co. 6.05% 9/1/17	844	853
PG&E Corp. 2.4% 3/1/19	489	493
PPL Capital Funding, Inc. 4.2% 6/15/22	4,268	4,547
Progress Energy, Inc. 4.4% 1/15/21	4,958	5,288
Southern Co. 2.35% 7/1/21	7,954	7,912
Tampa Electric Co. 5.4% 5/15/21	1,635	1,800
TECO Finance, Inc. 5.15% 3/15/20	1,709	1,825
Wisconsin Electric Power Co. 2.95% 9/15/21	768	791
Xcel Energy, Inc. 2.4% 3/15/21	1,730	1,741
		71,912
Gas Utilities - 0.2%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	1,325	1,412
Texas Eastern Transmission LP 6% 9/15/17 (a)	5,603	5,673
		7,085
Independent Power and Renewable Electricity Producers - 0.1%
Emera U.S. Finance LP 2.7% 6/15/21	806	810
Southern Power Co. 2.375% 6/1/20	2,294	2,316
		3,126
Multi-Utilities - 0.9%
Ameren Illinois Co. 6.125% 11/15/17	455	465
Consolidated Edison Co. of New York, Inc. 4.45% 6/15/20	4,620	4,965
Dominion Resources, Inc.:
2% 8/15/21	1,125	1,108
3.4522% 9/30/66 (b)	4,542	3,906
3.9772% 6/30/66 (b)	4,221	3,989
Public Service Enterprise Group, Inc. 2% 11/15/21	2,151	2,098
San Diego Gas & Electric Co. 3% 8/15/21	4,615	4,755
Sempra Energy 2.875% 10/1/22	1,677	1,685
Wisconsin Energy Corp. 3.2943% 5/15/67 (b)	3,383	3,157
		26,128

TOTAL UTILITIES		108,251

TOTAL NONCONVERTIBLE BONDS
(Cost $1,461,573)		1,499,899

U.S. Government and Government Agency Obligations - 36.8%
U.S. Government Agency Obligations - 1.5%
Freddie Mac 0.875% 7/19/19	48,070	47,571
U.S. Treasury Obligations - 35.3%
U.S. Treasury Notes:
0.75% 7/15/19	$38,350	$37,908
1.375% 3/31/20	43,000	42,950
1.375% 4/30/20	7,452	7,438
1.5% 5/15/20	10,856	10,876
1.75% 12/31/20	36,800	37,023
2% 12/31/21	141,000	142,674
2.125% 6/30/22	91,430	92,905
2.125% 5/15/25	243,797	243,861
2.25% 3/31/21	177,700	181,886
2.25% 2/15/27	114,700	115,027
2.375% 8/15/24	169,860	173,622

TOTAL U.S. TREASURY OBLIGATIONS		1,086,170

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,122,886)		1,133,741

U.S. Government Agency - Mortgage Securities - 1.1%
Fannie Mae - 0.7%
2.5% 1/1/33	7,277	7,340
2.571% 6/1/42 (b)	293	303
2.892% 7/1/35 (b)	256	270
2.919% 12/1/33 (b)	2,125	2,236
2.944% 11/1/40 (b)	104	110
3.019% 10/1/41 (b)	80	84
3.023% 9/1/41 (b)	161	169
3.166% 4/1/35 (b)	1,186	1,254
3.17% 11/1/36 (b)	397	412
3.25% 7/1/41 (b)	238	250
3.331% 3/1/40 (b)	425	447
3.384% 10/1/41 (b)	149	159
3.435% 12/1/39 (b)	145	151
3.567% 7/1/41 (b)	303	316
5.5% 10/1/17 to 6/1/36	5,054	5,535
6.5% 12/1/19 to 8/1/36	2,367	2,732
7% 8/1/25 to 2/1/32	10	11
7.5% 11/1/22 to 8/1/29	100	113

TOTAL FANNIE MAE		21,892

Freddie Mac - 0.3%
3.219% 9/1/41 (b)	173	179
3.22% 4/1/41 (b)	160	170
3.279% 6/1/41 (b)	206	217
3.421% 5/1/41 (b)	159	168
3.62% 5/1/41 (b)	222	234
3.648% 6/1/41 (b)	233	246
4.5% 8/1/18	386	395
5% 3/1/19	560	569
5.5% 3/1/34 to 7/1/35	6,573	7,340
7.5% 7/1/27 to 1/1/33	30	36

TOTAL FREDDIE MAC		9,554

Ginnie Mae - 0.1%
7% 1/15/28 to 11/15/32	1,577	1,850
8% 11/15/17 to 5/15/22	0	0

TOTAL GINNIE MAE		1,850

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $32,443)		33,296

Asset-Backed Securities - 3.4%
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 1.7286% 4/25/35 (b)	$299	$295
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 2.6736% 3/25/34 (b)	164	162
Ally Master Owner Trust:
Series 2012-4 Class A, 1.72% 7/15/19	2,004	2,004
Series 2012-5 Class A, 1.54% 9/15/19	8,500	8,504
Series 2014-4 Class A2, 1.43% 6/17/19	6,850	6,850
Series 2015-3 Class A, 1.63% 5/15/20	8,120	8,124
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 2.0736% 12/25/33 (b)	16	16
Series 2004-R2 Class M3, 1.8486% 4/25/34 (b)	40	34
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.8036% 3/25/34 (b)	22	20
Series 2004-W11 Class M2, 2.0736% 11/25/34 (b)	224	222
Series 2004-W7 Class M1, 1.8486% 5/25/34 (b)	775	746
Series 2006-W4 Class A2C, 1.1836% 5/25/36 (b)	493	171
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.8156% 4/25/34 (b)	639	602
Series 2006-HE2 Class M1, 1.3936% 3/25/36 (b)	13	4
Bank of America Credit Card Master Trust Series 2017-A1 Class A1, 1.95% 8/15/22	7,686	7,735
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 2.1486% 2/25/35 (b)	1,484	1,366
Capital Auto Receivables Asset Trust Series 2016-1 Class A3, 1.73% 4/20/20	3,678	3,684
Capital One Multi-Asset Execution Trust Series 2017-A1 Class A1, 2% 1/17/23	7,787	7,845
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 1.1306% 12/25/36 (b)	812	624
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 2.4786% 4/25/34 (b)	24	23
Series 2004-4 Class M2, 1.8186% 6/25/34 (b)	37	36
Discover Card Master Trust Series 2016-A3 Class A3, 1.85% 10/16/23	4,337	4,329
Fannie Mae Series 2004-T5 Class AB3, 1.7186% 5/28/35 (b)	18	16
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 3.1986% 8/25/34 (b)	164	157
Ford Credit Auto Owner Trust:
Series 2014-2 Class A, 2.31% 4/15/26 (a)	12,535	12,693
Series 2015-1 Class A, 2.12% 7/15/26 (a)	7,657	7,712
Series 2016-1 Class A, 2.31% 8/15/27 (a)	6,130	6,190
Fremont Home Loan Trust Series 2005-A:
Class M3, 1.7586% 1/25/35 (b)	427	398
Class M4, 2.0436% 1/25/35 (b)	157	82
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 1.5687% 2/25/47 (a)(b)	390	370
GE Business Loan Trust Series 2006-2A:
Class A, 1.1691% 11/15/34 (a)(b)	320	304
Class B, 1.2691% 11/15/34 (a)(b)	116	108
Class C, 1.3691% 11/15/34 (a)(b)	192	178
Class D, 1.7391% 11/15/34 (a)(b)	73	66
GMF Floorplan Owner Revolving Trust Series 2015-1 Class A1, 1.65% 5/15/20 (a)	5,774	5,778
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (a)	84	6
Home Equity Asset Trust:
Series 2003-2 Class M1, 2.3106% 8/25/33 (b)	161	158
Series 2003-5 Class A2, 1.6906% 12/25/33 (b)	15	14
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 1.1806% 1/25/37 (b)	751	536
KeyCorp Student Loan Trust Series 2006-A Class 2C, 2.3029% 3/27/42 (b)	2,280	1,557
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 1.2906% 5/25/37 (b)	124	2
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.7736% 7/25/34 (b)	68	64
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.9986% 7/25/34 (b)	95	91
Series 2006-FM1 Class A2B, 1.1336% 4/25/37 (b)	1	1
Series 2006-OPT1 Class A1A, 1.5436% 6/25/35 (b)	753	730
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 1.7036% 8/25/34 (b)	26	23
Series 2004-HE7 Class B3, 6.2736% 8/25/34 (b)	186	111
Series 2005-NC1 Class M1, 1.6836% 1/25/35 (b)	66	61
Series 2005-NC2 Class B1, 2.7786% 3/25/35 (b)	60	2
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1.5336% 9/25/35 (b)	642	628
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.8656% 9/25/34 (b)	221	219
Class M4, 3.1656% 9/25/34 (b)	308	201
Series 2005-WCH1 Class M4, 2.2686% 1/25/36 (b)	665	658
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.8236% 4/25/33 (b)	2	2
Santander Drive Auto Receivables Trust Series 2014-4 Class B, 1.82% 5/15/19	0	0
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.8186% 3/25/35 (b)	240	230
SLM Private Credit Student Loan Trust Series 2004-A Class C, 2.0812% 6/15/33 (b)	108	107
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 2.7486% 9/25/34 (b)	24	22
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.8506% 9/25/34 (b)	168	157
Thunderbolt Aircraft Lease Ltd. Series 2017-A Class A, 4.212% 5/17/32 (a)	3,252	3,330
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 1.5651% 4/6/42 (a)(b)	1,745	890
Verizon Owner Trust Series 2016-1A Class A, 1.42% 1/20/21 (a)	5,682	5,661
Volkswagen Auto Loan Enhanced Trust Series 2013-2 Class A4, 1.16% 3/20/20	3,547	3,547
TOTAL ASSET-BACKED SECURITIES
(Cost $101,390)		106,456

Collateralized Mortgage Obligations - 1.6%
Private Sponsor - 0.0%
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1.1517% 2/25/37 (b)	224	215
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 3.3394% 6/10/35 (a)(b)	140	134
Class B6, 3.8394% 6/10/35 (a)(b)	38	23
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 2.1999% 7/20/34 (b)	9	9

TOTAL PRIVATE SPONSOR		381

U.S. Government Agency - 1.6%
Fannie Mae:
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	1,490	1,541
planned amortization class Series 2015-28 Class P, 2.5% 5/25/45	13,859	13,953
Series 2013-16 Class GP, 3% 3/25/33	12,132	12,482
Series 2015-28 Class JE, 3% 5/25/45	9,318	9,573
Series 2016-19 Class AH, 3% 4/25/46	5,985	6,144
Freddie Mac:
planned amortization class Series 3820 Class DA, 4% 11/15/35	1,055	1,083
Series 3777 Class AC, 3.5% 12/15/25	2,482	2,577
Series 3949 Class MK, 4.5% 10/15/34	1,057	1,135

TOTAL U.S. GOVERNMENT AGENCY		48,488

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $49,666)		48,869

Commercial Mortgage Securities - 3.1%
7 WTC Depositor LLC Trust Series 2012-7WTC Class A, 4.0824% 3/13/31 (a)	1,424	1,439
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.7316% 2/14/43 (b)(d)	94	1
Barclays Commercial Mortgage Securities LLC Series 2015-STP Class A, 3.3228% 9/10/28 (a)	6,137	6,333
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, 2.2986% 12/25/33 (a)(b)	16	15
Series 2005-4A:
Class A2, 1.4136% 1/25/36 (a)(b)	273	253
Class B1, 2.4236% 1/25/36 (a)(b)	19	15
Class M1, 1.4736% 1/25/36 (a)(b)	88	79
Class M2, 1.4936% 1/25/36 (a)(b)	42	37
Class M3, 1.5236% 1/25/36 (a)(b)	39	32
Class M4, 1.6336% 1/25/36 (a)(b)	34	30
Class M5, 1.6736% 1/25/36 (a)(b)	34	26
Class M6, 1.7236% 1/25/36 (a)(b)	36	28
Series 2006-3A Class M4, 1.4206% 10/25/36 (a)(b)	19	15
Series 2007-1 Class A2, 1.2606% 3/25/37 (a)(b)	207	184
Series 2007-2A:
Class A1, 1.2517% 7/25/37 (a)(b)	215	197
Class A2, 1.3017% 7/25/37 (a)(b)	202	184
Class M1, 1.3517% 7/25/37 (a)(b)	94	73
Class M2, 1.3917% 7/25/37 (a)(b)	51	39
Class M3, 1.4717% 7/25/37 (a)(b)	40	31
Series 2007-3:
Class A2, 1.2717% 7/25/37 (a)(b)	162	136
Class M1, 1.2917% 7/25/37 (a)(b)	55	43
Class M2, 1.3217% 7/25/37 (a)(b)	59	45
Class M3, 1.3517% 7/25/37 (a)(b)	93	69
Class M4, 1.4817% 7/25/37 (a)(b)	110	75
Class M5, 1.5817% 7/25/37 (a)(b)	55	29
Series 2007-4A Class M1, 1.9406% 9/25/37 (a)(b)	22	8
CD Commercial Mortgage Trust Series 2007-CD5 Class A1A, 5.8% 11/15/44	856	860
CGBAM Commercial Mortgage Trust Series 2015-SMRT:
Class A, 2.808% 4/10/28 (a)	4,927	5,014
Class D, 3.768% 4/10/28 (a)(b)	1,568	1,596
Citigroup Commercial Mortgage Trust Series 2013-GC11 Class A1, 0.754% 4/10/46	253	253
COMM Mortgage Trust:
sequential payer Series 2012-CR3 Class A3, 2.822% 10/15/45	1,541	1,567
Series 2013-CR6 Class A4, 3.101% 3/10/46	1,965	2,013
Series 2013-LC6 Class ASB, 2.478% 1/10/46	7,820	7,932
Series 2014-CR15 Class A2, 2.928% 2/10/47	6,199	6,309
Series 2014-UBS3 Class A2, 2.844% 6/10/47	6,830	6,967
CSMC Series 2015-TOWN:
Class B, 2.8939% 3/15/28 (a)(b)	615	615
Class C, 3.2439% 3/15/28 (a)(b)	599	599
Class D, 4.1939% 3/15/28 (a)(b)	1,992	1,992
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.4949% 12/15/34 (a)(b)	6,240	6,394
Class CFX, 3.4949% 12/15/34 (a)(b)	2,801	2,854
JPMorgan Chase Commercial Mortgage Securities Trust sequential payer Series 2007-LD11 Class A4, 6.004% 6/15/49 (b)	0	0
LB-UBS Commercial Mortgage Trust Series 2007-C7 Class A3, 5.866% 9/15/45	1,430	1,443
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer Series 2007-9 Class A4, 5.7% 9/12/49	199	200
Morgan Stanley BAML Trust:
sequential payer:
Series 2013-C11 Class A4, 4.1697% 8/15/46 (b)	1,650	1,786
Series 2013-C7 Class A4, 2.918% 2/15/46	7,556	7,678
Series 2014-C17 Class ASB, 3.477% 8/15/47	4,305	4,523
Morgan Stanley Capital I Trust sequential payer Series 2011-C2 Class A4, 4.661% 6/15/44 (a)	2,641	2,868
MSCG Trust Series 2016-SNR Class A, 3.4596% 11/15/34 (a)(b)	3,484	3,509
SCG Trust Series 2013-SRP1 Class A, 2.6439% 11/15/26 (a)(b)	3,591	3,564
Wachovia Bank Commercial Mortgage Trust:
sequential payer Series 2007-C33 Class A5, 6.179% 2/15/51 (b)	698	698
Series 2006-C26 Class A1A, 6.009% 6/15/45 (b)	214	213
WF-RBS Commercial Mortgage Trust:
sequential payer:
Series 2012-C9 Class A3, 2.87% 11/15/45	2,917	2,972
Series 2013-C11 Class A5, 3.071% 3/15/45	3,574	3,663
Series 2013-C11 Class ASB, 2.63% 3/15/45	8,690	8,817
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $95,647)		96,315

Municipal Securities - 0.5%
Illinois Gen. Oblig. Series 2011, 5.877% 3/1/19	10,620	11,123
New York City Transitional Fin. Auth. Rev. Series 2017 E, 2.85% 2/1/24	1,515	1,522
New York Urban Dev. Corp. Rev. Series 2017 B, 2.67% 3/15/23	3,815	3,856
TOTAL MUNICIPAL SECURITIES
(Cost $16,445)		16,501

Foreign Government and Government Agency Obligations - 0.6%
Ontario Province 2.4% 2/8/22	$10,820	$10,984
Province of Quebec 2.375% 1/31/22	6,291	6,383
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $17,081)		17,367

Bank Notes - 2.3%
Capital One Bank U.S.A. NA 2.25% 2/13/19	6,545	6,564
Capital One NA 2.95% 7/23/21	3,430	3,463
Discover Bank:
(Delaware) 3.2% 8/9/21	$3,500	$3,583
3.1% 6/4/20	3,441	3,513
Fifth Third Bank 2.875% 10/1/21	3,440	3,515
KeyBank NA 2.35% 3/8/19	4,690	4,726
Manufacturers & Traders Trust Co. 2.5% 5/18/22	4,630	4,644
PNC Bank NA:
2.2% 1/28/19	3,285	3,308
2.45% 11/5/20	4,458	4,506
2.55% 12/9/21	6,260	6,322
RBS Citizens NA 2.5% 3/14/19	1,899	1,915
Regions Bank 7.5% 5/15/18	1,200	1,263
Regions Financial Corp. 2.25% 9/14/18	3,080	3,090
SunTrust Bank 2.75% 5/1/23	4,300	4,314
UBS AG Stamford Branch 1.8% 3/26/18	4,881	4,888
Union Bank NA 2.125% 6/16/17	4,300	4,301
Wachovia Bank NA 6% 11/15/17	5,655	5,768
TOTAL BANK NOTES
(Cost $68,995)		69,683
	Shares	Value (000s)

Fixed-Income Funds - 1.0%
Fidelity Specialized High Income Central Fund (e)
(Cost $29,436)	283,458	29,610

Money Market Funds - 0.1%
Fidelity Cash Central Fund, 0.86% (f)
(Cost $3,100)	3,099,034	3,100
TOTAL INVESTMENT PORTFOLIO - 99.2%
(Cost $2,998,662)		3,054,837
NET OTHER ASSETS (LIABILITIES) - 0.8%		24,791
NET ASSETS - 100%		$3,079,628

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $305,381,000 or 9.9% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$121
Fidelity Specialized High Income Central Fund	2,859
Total	$2,980

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$81,194	$3,090	$55,000	$29,610	4.0%
Total	$81,194	$3,090	$55,000	$29,610

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Corporate Bonds	$1,499,899	$--	$1,499,899	$--
U.S. Government and Government Agency Obligations	1,133,741	--	1,133,741	--
U.S. Government Agency - Mortgage Securities	33,296	--	33,296	--
Asset-Backed Securities	106,456	--	105,566	890
Collateralized Mortgage Obligations	48,869	--	48,712	157
Commercial Mortgage Securities	96,315	--	96,315	--
Municipal Securities	16,501	--	16,501	--
Foreign Government and Government Agency Obligations	17,367	--	17,367	--
Bank Notes	69,683	--	69,683	--
Fixed-Income Funds	29,610	29,610	--	--
Money Market Funds	3,100	3,100	--	--
Total Investments in Securities:	$3,054,837	$32,710	$3,021,080	$1,047

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2017, the cost of investment securities for income tax purposes was $3,006,156,000. Net unrealized appreciation aggregated $48,681,000, of which $54,633,000 related to appreciated investment securities and $5,952,000 related to depreciated investment securities.

Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Investment Grade Bond Fund

May 31, 2017

IGB-QTLY-0717
1.804978.113

Investments May 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 26.2%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 2.7%
Automobiles - 0.6%
General Motors Co.:
3.5% 10/2/18	$5,025	$5,121
5.2% 4/1/45	3,052	2,969
6.6% 4/1/36	3,722	4,297
6.75% 4/1/46	6,249	7,243
General Motors Financial Co., Inc.:
2.625% 7/10/17	1,605	1,607
3.25% 5/15/18	2,630	2,664
3.5% 7/10/19	5,942	6,082
3.7% 5/9/23	19,000	19,134
4.25% 5/15/23	2,950	3,051
4.375% 9/25/21	11,530	12,157
		64,325
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp.:
2.75% 12/9/20	1,394	1,424
3.7% 1/30/26	3,675	3,828
		5,252
Household Durables - 0.4%
D.R. Horton, Inc. 4% 2/15/20	15,500	16,151
Toll Brothers Finance Corp. 4.875% 3/15/27	23,100	23,764
		39,915
Media - 1.6%
21st Century Fox America, Inc. 7.75% 12/1/45	4,525	6,409
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22	12,996	13,942
4.908% 7/23/25	10,079	10,908
5.375% 5/1/47 (a)	28,000	29,179
Time Warner Cable, Inc.:
4% 9/1/21	27,833	29,242
4.5% 9/15/42	1,687	1,613
5.5% 9/1/41	3,321	3,543
5.875% 11/15/40	7,141	7,979
6.55% 5/1/37	8,170	9,795
6.75% 7/1/18	5,587	5,872
7.3% 7/1/38	8,218	10,465
8.25% 4/1/19	10,913	12,093
Time Warner, Inc.:
4.9% 6/15/42	15,000	14,868
6.2% 3/15/40	5,000	5,779
		161,687

TOTAL CONSUMER DISCRETIONARY		271,179

CONSUMER STAPLES - 1.4%
Beverages - 1.2%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	15,320	15,566
3.3% 2/1/23	16,500	17,019
3.65% 2/1/26	17,900	18,409
4.7% 2/1/36	15,622	17,014
4.9% 2/1/46	31,247	34,641
Anheuser-Busch InBev Worldwide, Inc. 3.75% 1/15/22	3,930	4,167
Constellation Brands, Inc. 4.75% 11/15/24	8,249	9,027
		115,843
Food & Staples Retailing - 0.0%
Walgreens Boots Alliance, Inc. 3.3% 11/18/21	4,181	4,326
Tobacco - 0.2%
Altria Group, Inc. 9.25% 8/6/19	1,776	2,047
Reynolds American, Inc.:
2.3% 6/12/18	2,942	2,957
4% 6/12/22	2,039	2,171
5.7% 8/15/35	1,694	1,983
6.15% 9/15/43	2,440	3,034
7.25% 6/15/37	9,654	13,158
		25,350

TOTAL CONSUMER STAPLES		145,519

ENERGY - 4.6%
Energy Equipment & Services - 0.0%
El Paso Pipeline Partners Operating Co. LLC 5% 10/1/21	3,162	3,428
Oil, Gas & Consumable Fuels - 4.6%
Amerada Hess Corp. 7.875% 10/1/29	4,826	5,984
Anadarko Finance Co. 7.5% 5/1/31	7,653	9,896
Anadarko Petroleum Corp.:
4.85% 3/15/21	2,716	2,917
5.55% 3/15/26	5,568	6,251
6.6% 3/15/46	7,480	9,265
Canadian Natural Resources Ltd.:
3.45% 11/15/21	5,750	5,935
5.85% 2/1/35	4,394	4,871
Chesapeake Energy Corp.:
6.125% 2/15/21	22,015	22,290
6.625% 8/15/20	23,170	24,097
8% 12/15/22 (a)	11,962	12,934
Columbia Pipeline Group, Inc.:
2.45% 6/1/18	1,237	1,243
3.3% 6/1/20	6,073	6,214
4.5% 6/1/25	1,849	1,984
DCP Midstream LLC:
4.75% 9/30/21 (a)	4,849	4,922
5.35% 3/15/20 (a)	4,973	5,197
5.85% 5/21/43 (a)(b)	9,697	9,067
DCP Midstream Operating LP:
2.5% 12/1/17	3,219	3,219
2.7% 4/1/19	1,510	1,502
3.875% 3/15/23	6,765	6,609
5.6% 4/1/44	5,868	5,575
El Paso Corp. 6.5% 9/15/20	16,220	18,145
Enable Midstream Partners LP:
2.4% 5/15/19 (b)	1,789	1,782
3.9% 5/15/24 (b)	1,887	1,874
Enbridge Energy Partners LP 4.2% 9/15/21	5,694	6,006
Enbridge, Inc.:
4.25% 12/1/26	3,172	3,344
5.5% 12/1/46	3,661	4,091
Marathon Petroleum Corp. 5.125% 3/1/21	3,437	3,750
Nakilat, Inc. 6.067% 12/31/33 (a)	2,634	3,082
Petrobras Global Finance BV:
5.625% 5/20/43	6,485	5,415
7.25% 3/17/44	59,561	59,025
Petroleos Mexicanos:
4.625% 9/21/23	12,890	13,140
4.875% 1/18/24	4,376	4,464
5.375% 3/13/22 (a)	4,905	5,225
5.5% 2/4/19	10,105	10,594
5.625% 1/23/46	29,284	26,414
6.375% 2/4/21	11,660	12,761
6.375% 1/23/45	15,899	15,773
6.5% 6/2/41	34,664	34,917
Phillips 66 Co. 4.3% 4/1/22	4,638	5,018
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	8,204	8,407
Southwestern Energy Co.:
5.8% 1/23/20 (b)	4,431	4,497
6.7% 1/23/25 (b)	16,780	16,570
Spectra Energy Capital, LLC 3.3% 3/15/23	6,000	6,006
Spectra Energy Partners LP 2.95% 9/25/18	1,066	1,081
The Williams Companies, Inc.:
3.7% 1/15/23	1,754	1,728
4.55% 6/24/24	19,170	19,697
Western Gas Partners LP:
4.65% 7/1/26	1,992	2,098
5.375% 6/1/21	10,438	11,307
Williams Partners LP:
4% 11/15/21	1,262	1,323
4.125% 11/15/20	1,029	1,084
4.3% 3/4/24	4,326	4,552
		463,142

TOTAL ENERGY		466,570

FINANCIALS - 10.6%
Banks - 6.2%
Bank of America Corp.:
3.3% 1/11/23	5,772	5,882
3.5% 4/19/26	13,196	13,228
3.875% 8/1/25	10,710	11,084
3.95% 4/21/25	16,100	16,370
4% 1/22/25	58,310	59,454
4.1% 7/24/23	3,096	3,277
4.2% 8/26/24	18,046	18,768
4.25% 10/22/26	6,065	6,269
5.65% 5/1/18	3,745	3,875
5.875% 1/5/21	2,580	2,879
Barclays PLC:
2.75% 11/8/19	5,118	5,164
4.375% 1/12/26	9,700	10,117
BPCE SA 4.875% 4/1/26 (a)	16,029	16,882
Citigroup, Inc.:
1.85% 11/24/17	12,208	12,233
2.05% 12/7/18	71,510	71,705
4.05% 7/30/22	2,865	3,006
4.4% 6/10/25	6,752	7,040
4.45% 9/29/27	6,820	7,111
4.5% 1/14/22	6,932	7,468
5.3% 5/6/44	20,628	22,975
5.5% 9/13/25	2,420	2,703
Citizens Bank NA 2.55% 5/13/21	2,683	2,693
Citizens Financial Group, Inc.:
4.15% 9/28/22 (a)	6,796	7,098
4.3% 12/3/25	13,920	14,572
Credit Suisse Group Funding Guernsey Ltd.:
3.75% 3/26/25	21,098	21,327
3.8% 9/15/22	10,350	10,725
3.8% 6/9/23	14,963	15,372
Discover Bank 7% 4/15/20	6,703	7,473
Fifth Third Bancorp:
4.5% 6/1/18	2,054	2,108
8.25% 3/1/38	2,385	3,494
HBOS PLC 6.75% 5/21/18 (a)	3,056	3,186
HSBC Holdings PLC:
4.25% 3/14/24	3,112	3,234
5.25% 3/14/44	2,255	2,540
Huntington Bancshares, Inc. 7% 12/15/20	1,597	1,836
JPMorgan Chase & Co.:
2.2% 10/22/19	2,700	2,713
2.35% 1/28/19	2,547	2,571
2.95% 10/1/26	6,689	6,468
3.875% 9/10/24	13,659	14,111
4.125% 12/15/26	11,737	12,219
4.25% 10/15/20	2,763	2,941
4.35% 8/15/21	18,417	19,795
4.625% 5/10/21	2,717	2,947
4.95% 3/25/20	11,055	11,903
Rabobank Nederland 4.375% 8/4/25	10,398	10,918
Regions Bank 6.45% 6/26/37	9,230	10,985
Regions Financial Corp. 3.2% 2/8/21	4,870	4,989
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	35,224	36,863
6% 12/19/23	25,238	27,735
6.1% 6/10/23	8,465	9,279
6.125% 12/15/22	28,328	31,025
Societe Generale 4.25% 4/14/25 (a)	15,438	15,607
		626,217
Capital Markets - 3.1%
Affiliated Managers Group, Inc. 4.25% 2/15/24	3,030	3,181
Credit Suisse AG 6% 2/15/18	8,864	9,118
Deutsche Bank AG 4.5% 4/1/25	12,526	12,521
Deutsche Bank AG London Branch:
2.85% 5/10/19	16,000	16,164
4.1% 1/13/26	18,090	18,345
Goldman Sachs Group, Inc.:
2.625% 1/31/19	13,825	13,974
2.9% 7/19/18	9,276	9,388
5.25% 7/27/21	5,652	6,237
5.75% 1/24/22	7,392	8,354
5.95% 1/18/18	4,817	4,942
6.75% 10/1/37	59,283	75,706
IntercontinentalExchange, Inc.:
2.75% 12/1/20	2,475	2,523
3.75% 12/1/25	4,425	4,666
Lazard Group LLC 4.25% 11/14/20	4,700	4,969
Morgan Stanley:
2.375% 7/23/19	12,012	12,098
3.125% 7/27/26	7,209	7,012
3.7% 10/23/24	10,321	10,645
3.75% 2/25/23	8,227	8,584
3.875% 4/29/24	9,504	9,921
4.875% 11/1/22	19,366	21,110
5% 11/24/25	24,777	27,083
5.75% 1/25/21	10,138	11,286
6.625% 4/1/18	7,981	8,295
		306,122
Consumer Finance - 0.5%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.5% 5/26/22	3,152	3,243
4.5% 5/15/21	2,895	3,074
5% 10/1/21	4,340	4,713
Discover Financial Services:
3.85% 11/21/22	4,866	5,005
3.95% 11/6/24	4,069	4,135
5.2% 4/27/22	4,096	4,450
Ford Motor Credit Co. LLC 2.943% 1/8/19	17,950	18,186
Hyundai Capital America 2.125% 10/2/17 (a)	1,850	1,852
Synchrony Financial:
1.875% 8/15/17	1,427	1,427
3% 8/15/19	2,095	2,125
3.75% 8/15/21	3,164	3,266
4.25% 8/15/24	3,185	3,262
		54,738
Diversified Financial Services - 0.0%
Brixmor Operating Partnership LP 4.125% 6/15/26	3,542	3,586
Insurance - 0.8%
AIA Group Ltd. 2.25% 3/11/19 (a)	1,290	1,292
American International Group, Inc. 4.875% 6/1/22	5,750	6,324
Aon Corp. 5% 9/30/20	2,135	2,307
Great-West Life & Annuity Insurance Co. 3.7176% 5/16/46 (a)(b)	10,398	10,294
Hartford Financial Services Group, Inc. 5.125% 4/15/22	5,844	6,520
Liberty Mutual Group, Inc. 5% 6/1/21 (a)	5,273	5,753
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	2,941	3,199
Pacific Life Insurance Co. 9.25% 6/15/39 (a)	4,853	7,852
Pacific LifeCorp:
5.125% 1/30/43 (a)	5,696	6,348
6% 2/10/20 (a)	1,549	1,687
Pricoa Global Funding I 5.375% 5/15/45 (b)	6,834	7,332
Prudential Financial, Inc. 4.5% 11/16/21	2,796	3,050
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (a)	1,736	1,764
4.125% 11/1/24 (a)	2,517	2,614
Unum Group:
5.625% 9/15/20	4,155	4,564
5.75% 8/15/42	3,522	4,128
		75,028

TOTAL FINANCIALS		1,065,691

HEALTH CARE - 0.6%
Biotechnology - 0.0%
AbbVie, Inc. 4.7% 5/14/45	6,560	6,784
Health Care Providers & Services - 0.2%
HCA Holdings, Inc.:
3.75% 3/15/19	4,831	4,934
4.75% 5/1/23	300	320
5.875% 3/15/22	355	394
6.5% 2/15/20	4,514	4,960
WellPoint, Inc. 3.3% 1/15/23	9,384	9,617
		20,225
Pharmaceuticals - 0.4%
Allergan PLC 1.875% 10/1/17	1,741	1,742
Mylan N.V.:
2.5% 6/7/19	6,691	6,731
3.15% 6/15/21	8,712	8,876
3.95% 6/15/26	4,484	4,496
Perrigo Finance PLC 3.5% 12/15/21	1,504	1,569
Teva Pharmaceutical Finance Netherlands III BV:
2.2% 7/21/21	6,268	6,145
3.15% 10/1/26	5,341	5,016
Zoetis, Inc. 3.25% 2/1/23	2,627	2,706
		37,281

TOTAL HEALTH CARE		64,290

INDUSTRIALS - 0.3%
Airlines - 0.0%
Continental Airlines, Inc.:
6.545% 2/2/19	531	553
6.795% 8/2/18	16	16
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	283	288
8.36% 1/20/19	1,606	1,606
		2,463
Building Products - 0.0%
Masco Corp. 4.45% 4/1/25	2,260	2,419
Trading Companies & Distributors - 0.3%
Air Lease Corp.:
2.125% 1/15/18	3,060	3,067
3.375% 6/1/21	4,249	4,382
3.75% 2/1/22	6,348	6,644
3.875% 4/1/21	5,850	6,133
4.25% 9/15/24	5,062	5,335
		25,561
Transportation Infrastructure - 0.0%
BNSF Funding Trust I 6.613% 12/15/55 (b)	2,984	3,409

TOTAL INDUSTRIALS		33,852

INFORMATION TECHNOLOGY - 0.1%
Technology Hardware, Storage & Peripherals - 0.1%
Hewlett Packard Enterprise Co. 4.4% 10/15/22 (b)	6,890	7,354
MATERIALS - 0.2%
Metals & Mining - 0.2%
Anglo American Capital PLC:
3.625% 5/14/20 (a)	6,478	6,562
4.125% 4/15/21 (a)	6,319	6,502
BHP Billiton Financial (U.S.A.) Ltd. 6.25% 10/19/75 (a)(b)	2,868	3,102
		16,166
REAL ESTATE - 2.4%
Equity Real Estate Investment Trusts (REITs) - 1.4%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	1,267	1,276
4.6% 4/1/22	1,830	1,964
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,860	1,930
Camden Property Trust:
2.95% 12/15/22	2,605	2,597
4.25% 1/15/24	4,889	5,152
Corporate Office Properties LP 5% 7/1/25	3,165	3,343
DDR Corp.:
3.625% 2/1/25	3,866	3,688
4.25% 2/1/26	2,697	2,658
4.625% 7/15/22	9,008	9,437
4.75% 4/15/18	4,483	4,567
Duke Realty LP:
3.25% 6/30/26	1,279	1,262
3.625% 4/15/23	3,352	3,441
3.875% 10/15/22	9,433	9,874
4.375% 6/15/22	2,822	3,015
Equity One, Inc. 3.75% 11/15/22	12,000	12,481
Federal Realty Investment Trust 5.9% 4/1/20	1,389	1,532
Highwoods/Forsyth LP 3.2% 6/15/21	3,528	3,574
HRPT Properties Trust 6.65% 1/15/18	2,600	2,614
Lexington Corporate Properties Trust 4.4% 6/15/24	2,058	2,064
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	10,600	10,904
4.5% 1/15/25	4,371	4,448
4.5% 4/1/27	1,555	1,553
4.75% 1/15/28	11,766	11,828
4.95% 4/1/24	1,915	2,003
5.25% 1/15/26	8,152	8,634
Retail Opportunity Investments Partnership LP:
4% 12/15/24	1,392	1,357
5% 12/15/23	1,073	1,121
Weingarten Realty Investors 3.375% 10/15/22	990	1,007
WP Carey, Inc.:
4% 2/1/25	7,432	7,447
4.6% 4/1/24	11,566	12,114
		138,885
Real Estate Management & Development - 1.0%
Brandywine Operating Partnership LP:
3.95% 2/15/23	15,895	16,085
4.1% 10/1/24	6,040	6,096
4.95% 4/15/18	4,806	4,923
CBRE Group, Inc. 4.875% 3/1/26	17,030	18,246
Digital Realty Trust LP 3.95% 7/1/22	4,640	4,883
Essex Portfolio LP 3.875% 5/1/24	4,176	4,331
Liberty Property LP:
3.25% 10/1/26	3,443	3,353
3.375% 6/15/23	3,567	3,604
4.125% 6/15/22	2,421	2,549
Mack-Cali Realty LP:
2.5% 12/15/17	4,581	4,592
3.15% 5/15/23	7,757	7,326
4.5% 4/18/22	1,473	1,509
Mid-America Apartments LP 4% 11/15/25	1,797	1,872
Post Apartment Homes LP 3.375% 12/1/22	1,090	1,113
Tanger Properties LP:
3.125% 9/1/26	4,443	4,181
3.75% 12/1/24	4,213	4,248
3.875% 12/1/23	2,574	2,643
6.125% 6/1/20	4,725	5,189
Ventas Realty LP:
3.125% 6/15/23	2,242	2,242
4.125% 1/15/26	2,168	2,245
Ventas Realty LP/Ventas Capital Corp. 4% 4/30/19	2,018	2,080
		103,310

TOTAL REAL ESTATE		242,195

TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 2.0%
AT&T, Inc.:
3.6% 2/17/23	11,367	11,629
4.5% 3/9/48	20,000	18,454
5.55% 8/15/41	27,220	29,145
5.875% 10/1/19	6,291	6,803
BellSouth Capital Funding Corp. 7.875% 2/15/30	222	291
CenturyLink, Inc.:
5.15% 6/15/17	528	528
6.15% 9/15/19	3,260	3,488
Verizon Communications, Inc.:
3.45% 3/15/21	15,886	16,542
4.5% 9/15/20	60,362	64,694
5.012% 8/21/54	47,470	46,388
		197,962
UTILITIES - 1.3%
Electric Utilities - 0.7%
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (a)	8,443	9,480
6.4% 9/15/20 (a)	11,231	12,538
FirstEnergy Corp.:
4.25% 3/15/23	9,775	10,191
7.375% 11/15/31	13,700	18,270
FirstEnergy Solutions Corp. 6.05% 8/15/21	9,083	3,588
IPALCO Enterprises, Inc. 3.45% 7/15/20	10,770	10,932
Pennsylvania Electric Co. 6.05% 9/1/17	4,923	4,973
		69,972
Gas Utilities - 0.0%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	1,522	1,622
Independent Power and Renewable Electricity Producers - 0.1%
Emera U.S. Finance LP:
2.15% 6/15/19	2,098	2,099
2.7% 6/15/21	2,065	2,076
		4,175
Multi-Utilities - 0.5%
Dominion Resources, Inc.:
3.4522% 9/30/66 (b)	12,726	10,944
3.9772% 6/30/66 (b)	3,654	3,453
NiSource Finance Corp. 5.95% 6/15/41	4,935	6,048
Puget Energy, Inc.:
5.625% 7/15/22	7,175	8,051
6% 9/1/21	6,916	7,750
6.5% 12/15/20	2,216	2,491
Sempra Energy 6% 10/15/39	5,958	7,429
Wisconsin Energy Corp. 3.2943% 5/15/67 (b)	4,001	3,733
		49,899

TOTAL UTILITIES		125,668

TOTAL NONCONVERTIBLE BONDS
(Cost $2,550,985)		2,636,446

U.S. Government and Government Agency Obligations - 38.3%
U.S. Treasury Inflation-Protected Obligations - 9.8%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45	$132,491	$126,845
1% 2/15/46	143,486	146,259
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/19	87,607	88,206
0.125% 4/15/20	135,028	136,235
0.375% 7/15/25	289,957	291,884
0.625% 1/15/26	188,393	192,558

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		981,987

U.S. Treasury Obligations - 28.5%
U.S. Treasury Bonds:
2.5% 2/15/46	161,500	149,394
3% 5/15/45	40,358	41,380
3% 11/15/45	84,600	86,679
3% 2/15/47	164,727	168,929
U.S. Treasury Notes:
0.875% 11/30/17	431,950	431,360
0.875% 3/31/18	74,900	74,678
1.25% 3/31/21	170,000	167,689
1.25% 10/31/21	590,217	578,752
1.75% 5/31/22	300,000	299,930
2% 5/31/24	137,378	137,179
2% 8/15/25 (c)	27,857	27,561
2% 11/15/26	100,000	98,234
2.125% 3/31/24	383,077	385,890
2.125% 5/15/25	99,165	99,196
2.375% 5/15/27	43,000	43,635
2.875% 3/31/18	73,228	74,223

TOTAL U.S. TREASURY OBLIGATIONS		2,864,709

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $3,853,651)		3,846,696

U.S. Government Agency - Mortgage Securities - 0.3%
Fannie Mae - 0.1%
2.5% 3/1/43	202	197
2.803% 6/1/36 (b)	74	78
3% 8/1/31 to 9/1/46	3,073	3,112
3% 6/1/32 (d)	250	258
3% 6/1/32 (d)	125	129
3% 6/1/32 (d)	125	129
3% 6/1/32 (d)	500	516
3% 6/1/32 (d)	275	284
3% 6/1/32 (d)	225	232
3.289% 7/1/37 (b)	144	152
3.5% 11/1/25 to 12/1/46	4,269	4,432
3.5% 6/1/47 (d)	100	103
3.504% 2/1/35 (b)	1,329	1,399
4% 8/1/32 to 2/1/47	2,485	2,650
5.5% 4/1/39	550	625
6% 3/1/22	32	35

TOTAL FANNIE MAE		14,331

Freddie Mac - 0.1%
2.5% 7/1/31	85	86
3% 3/1/32 to 1/1/47	1,722	1,751
3.5% 3/1/45 to 5/1/46	2,181	2,261
4% 6/1/33	1,085	1,161
4.079% 10/1/35 (b)	82	87
4.5% 7/1/25 to 3/1/44	1,822	1,967
5% 1/1/41 to 7/1/41	1,177	1,299
5.5% 11/1/33 to 8/1/38	170	190
6% 7/1/37 to 8/1/37	435	498
6.5% 9/1/39	451	520

TOTAL FREDDIE MAC		9,820

Ginnie Mae - 0.1%
3% 12/20/42 to 2/20/47	1,842	1,878
3.5% 3/15/42 to 12/20/42	1,211	1,268
3.5% 6/1/47 (d)	200	209
4% 11/20/40 to 11/20/41	1,008	1,076
4% 6/1/47(d)	200	212
4% 7/1/47 (d)	100	106
4.5% 5/20/41	566	611
5% 4/15/40	920	1,025

TOTAL GINNIE MAE		6,385

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $30,238)		30,536

Asset-Backed Securities - 0.4%
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 1.7286% 4/25/35 (b)	$421	$415
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 2.6736% 3/25/34 (b)	101	100
Airspeed Ltd. Series 2007-1A Class C1, 3.4891% 6/15/32 (a)(b)	4,252	1,361
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 2.0736% 12/25/33 (b)	23	22
Series 2004-R2 Class M3, 1.8486% 4/25/34 (b)	57	49
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.8036% 3/25/34 (b)	30	29
Series 2004-W7 Class M1, 1.8486% 5/25/34 (b)	647	623
Series 2006-W4 Class A2C, 1.1836% 5/25/36 (b)	694	241
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (a)	17,329	17,647
Class AA, 2.487% 12/16/41 (a)	4,312	4,306
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 1.1306% 12/25/36 (b)	1,140	876
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 6.2736% 3/25/32 (b)	16	16
Series 2004-3 Class M4, 2.4786% 4/25/34 (b)	34	32
Series 2004-4 Class M2, 1.8186% 6/25/34 (b)	51	51
Fannie Mae Series 2004-T5 Class AB3, 1.7186% 5/28/35 (b)	25	22
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 3.1986% 8/25/34 (b)	182	175
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.8486% 3/25/34 (b)	1	1
Fremont Home Loan Trust Series 2005-A Class M4, 2.0436% 1/25/35 (b)	220	116
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 1.5687% 2/25/47 (a)(b)	582	552
GE Business Loan Trust Series 2006-2A:
Class A, 1.1691% 11/15/34 (a)(b)	244	232
Class B, 1.2691% 11/15/34 (a)(b)	88	83
Class C, 1.3691% 11/15/34 (a)(b)	146	136
Class D, 1.7391% 11/15/34 (a)(b)	70	63
Grain Spectrum Funding II LLC Series 2014-1 3.29% 10/10/34 (a)	4,948	4,956
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (a)	90	7
Home Equity Asset Trust:
Series 2003-2 Class M1, 2.3106% 8/25/33 (b)	99	98
Series 2003-3 Class M1, 2.3136% 8/25/33 (b)	223	217
Series 2003-5 Class A2, 1.6906% 12/25/33 (b)	21	20
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 1.1806% 1/25/37 (b)	895	639
KeyCorp Student Loan Trust Series 2006-A Class 2C, 2.3029% 3/27/42 (b)	1,605	1,096
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 1.2906% 5/25/37 (b)	174	3
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.7736% 7/25/34 (b)	42	39
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.9986% 7/25/34 (b)	66	63
Series 2006-FM1 Class A2B, 1.1336% 4/25/37 (b)	2	1
Series 2006-OPT1 Class A1A, 1.5436% 6/25/35 (b)	683	662
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 1.7036% 8/25/34 (b)	36	33
Series 2004-NC6 Class M3, 3.1986% 7/25/34 (b)	293	274
Series 2004-NC8 Class M6, 2.8986% 9/25/34 (b)	325	313
Series 2005-NC1 Class M1, 1.6836% 1/25/35 (b)	92	86
Series 2005-NC2 Class B1, 2.7786% 3/25/35 (b)	85	3
Nationstar HECM Loan Trust Series 2016-1A Class A, 2.9813% 2/25/26 (a)	3,249	3,250
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1.5336% 9/25/35 (b)	903	883
Park Place Securities, Inc. Series 2004-WCW1:
Class M3, 2.8656% 9/25/34 (b)	310	308
Class M4, 3.1656% 9/25/34 (b)	433	283
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.8236% 4/25/33 (b)	3	3
SLM Private Credit Student Loan Trust Series 2004-A Class C, 2.0812% 6/15/33 (b)	152	151
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 2.7486% 9/25/34 (b)	27	25
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.8506% 9/25/34 (b)	18	17
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 1.5651% 4/6/42 (a)(b)	1,689	861
Vericrest Opportunity Loan Trust Series 2014-NP11 Class A1, 3.875% 4/25/55 (a)	1,295	1,295
TOTAL ASSET-BACKED SECURITIES
(Cost $41,869)		42,734

Collateralized Mortgage Obligations - 0.1%
Private Sponsor - 0.1%
CSMC Series 2014-3R:
Class 2A1, 1.6817% 5/27/37 (a)(b)	4,913	4,750
Class AA1, 1.3479% 5/27/37 (a)(b)	4,329	4,138
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 3.0249% 10/25/34 (b)	153	151
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 3.0722% 8/25/36 (b)	422	389
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1.1517% 2/25/37 (b)	268	256
Nationstar HECM Loan Trust sequential payer Series 2015-2A Class A, 2.8826% 11/25/25 (a)	1,085	1,086
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 1.2806% 7/25/35 (b)	346	339
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 3.3394% 6/10/35 (a)(b)	127	122
Class B6, 3.8394% 6/10/35 (a)(b)	168	101
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 2.1999% 7/20/34 (b)	12	12
Structured Asset Securities Corp. Series 2003-15A Class 4A, 3.368% 4/25/33 (b)	28	28
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $10,941)		11,372

Commercial Mortgage Securities - 0.4%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.7316% 2/14/43 (b)(e)	106	1
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, 2.2986% 12/25/33 (a)(b)	18	17
Series 2005-3A:
Class A2, 1.4236% 11/25/35 (a)(b)	152	140
Class M1, 1.4636% 11/25/35 (a)(b)	41	36
Class M2, 1.5136% 11/25/35 (a)(b)	31	25
Class M3, 1.5336% 11/25/35 (a)(b)	27	22
Class M4, 1.6236% 11/25/35 (a)(b)	34	27
Series 2005-4A:
Class A2, 1.4136% 1/25/36 (a)(b)	384	355
Class B1, 2.4236% 1/25/36 (a)(b)	22	17
Class M1, 1.4736% 1/25/36 (a)(b)	124	111
Class M2, 1.4936% 1/25/36 (a)(b)	47	41
Class M3, 1.5236% 1/25/36 (a)(b)	68	56
Class M4, 1.6336% 1/25/36 (a)(b)	38	33
Class M5, 1.6736% 1/25/36 (a)(b)	38	29
Class M6, 1.7236% 1/25/36 (a)(b)	40	31
Series 2006-1:
Class A2, 1.3836% 4/25/36 (a)(b)	70	64
Class M1, 1.4036% 4/25/36 (a)(b)	42	36
Class M2, 1.4236% 4/25/36 (a)(b)	45	38
Class M3, 1.4436% 4/25/36 (a)(b)	39	32
Class M4, 1.5436% 4/25/36 (a)(b)	22	18
Class M5, 1.5836% 4/25/36 (a)(b)	21	17
Class M6, 1.6636% 4/25/36 (a)(b)	42	35
Series 2006-2A:
Class M1, 1.3336% 7/25/36 (a)(b)	62	51
Class M2, 1.3536% 7/25/36(a)(b)	44	36
Class M3, 1.3736% 7/25/36 (a)(b)	36	30
Class M4, 1.4436% 7/25/36 (a)(b)	42	34
Class M5, 1.4936% 7/25/36 (a)(b)	30	25
Series 2006-3A Class M4, 1.4206% 10/25/36 (a)(b)	21	16
Series 2006-4A:
Class A2, 1.2606% 12/25/36 (a)(b)	1,104	989
Class M1, 1.2806% 12/25/36 (a)(b)	89	63
Class M2, 1.3006% 12/25/36 (a)(b)	59	41
Class M3, 1.3306% 12/25/36 (a)(b)	60	29
Series 2007-1 Class A2, 1.2606% 3/25/37 (a)(b)	231	205
Series 2007-2A:
Class A1, 1.2517% 7/25/37 (a)(b)	680	622
Class A2, 1.3017% 7/25/37 (a)(b)	636	582
Class M1, 1.3517% 7/25/37 (a)(b)	217	169
Class M2, 1.3917% 7/25/37 (a)(b)	142	109
Class M3, 1.4717% 7/25/37 (a)(b)	111	87
Series 2007-3:
Class A2, 1.2717% 7/25/37 (a)(b)	228	191
Class M1, 1.2917% 7/25/37 (a)(b)	121	95
Class M2, 1.3217% 7/25/37 (a)(b)	129	98
Class M3, 1.3517% 7/25/37 (a)(b)	208	155
Class M4, 1.4817% 7/25/37 (a)(b)	327	223
Class M5, 1.5817% 7/25/37 (a)(b)	120	64
Series 2007-4A Class M1, 1.9406% 9/25/37 (a)(b)	24	8
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class DPA, 3.9939% 12/15/27 (a)(b)	2,254	2,264
Credit Suisse Commercial Mortgage Trust Series 2007-C5 Class A4, 5.695% 9/15/40 (b)	369	369
JPMorgan Chase Commercial Mortgage Securities Trust:
sequential payer Series 2007-LD11 Class A4, 6.004% 6/15/49 (b)	318	318
Series 2007-CB19:
Class B, 5.9334% 2/12/49 (b)	93	14
Class C, 5.9334% 2/12/49 (b)	245	12
Class D, 5.9334% 2/12/49 (b)	156	0
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 6.2056% 7/15/44 (b)	526	527
Merrill Lynch Mortgage Trust:
Series 2007-C1 Class A4, 6.0269% 6/12/50 (b)	154	154
Series 2008-C1 Class A4, 5.69% 2/12/51	1,206	1,215
Merrill Lynch-CFC Commercial Mortgage Trust Series 2007-8 Class A3, 6.0659% 8/12/49 (b)	200	200
Morgan Stanley Capital I Trust sequential payer Series 2007-IQ15 Class A4, 6.1257% 6/11/49 (b)	8,728	8,736
MSCG Trust Series 2016-SNR:
Class A, 3.4596% 11/15/34 (a)(b)	9,782	9,853
Class B, 4.181% 11/15/34 (a)	3,453	3,483
Class C, 5.205% 11/15/34 (a)	2,422	2,450
Wachovia Bank Commercial Mortgage Trust Series 2007-C32:
Class D, 5.9215% 6/15/49 (b)	823	247
Class E, 5.9215% 6/15/49 (b)	1,297	281
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $34,958)		35,226

Municipal Securities - 1.4%
Chicago Gen. Oblig. (Taxable Proj.) Series 2014 B, 6.314% 1/1/44	29,170	26,306
Illinois Gen. Oblig.:
Series 2003:	$	$
4.35% 6/1/18	7,762	7,806
4.95% 6/1/23	10,235	10,449
5.1% 6/1/33	47,970	43,227
Series 2010-1, 6.63% 2/1/35	4,420	4,444
Series 2010-3:
6.725% 4/1/35	5,880	6,023
7.35% 7/1/35	3,010	3,197
Series 2010-5, 6.2% 7/1/21	3,205	3,371
Series 2011:
5.665% 3/1/18	7,610	7,765
5.877% 3/1/19	18,645	19,527
Series 2013:
3.14% 12/1/18	165	165
3.6% 12/1/19	4,135	4,125
TOTAL MUNICIPAL SECURITIES
(Cost $145,058)		136,405

Bank Notes - 0.7%
Capital One NA 2.95% 7/23/21	8,151	8,229
Citizens Bank NA 2.3% 12/3/18	5,551	5,576
Discover Bank:
(Delaware) 3.2% 8/9/21	10,016	10,255
3.1% 6/4/20	8,842	9,028
8.7% 11/18/19	1,409	1,598
KeyBank NA 6.95% 2/1/28	1,344	1,697
PNC Bank NA 2.45% 11/5/20	9,934	10,041
Regions Bank 7.5% 5/15/18	18,321	19,284
TOTAL BANK NOTES
(Cost $64,124)		65,708
	Shares	Value (000s)

Fixed-Income Funds - 25.9%
Fidelity Mortgage Backed Securities Central Fund (f)	19,643,646	$2,131,532
Fidelity Specialized High Income Central Fund (f)	4,499,521	470,020
TOTAL FIXED-INCOME FUNDS
(Cost $2,605,491)		2,601,552
	Principal Amount (000s)	Value (000s)

Preferred Securities - 0.1%
FINANCIALS - 0.1%
Banks - 0.1%
Barclays Bank PLC 7.625% 11/21/22 (Cost $11,925)	10,602	12,018
	Shares	Value (000s)

Money Market Funds - 8.6%
Fidelity Cash Central Fund, 0.86% (g)
(Cost $867,741)	867,585,335	867,759
TOTAL INVESTMENT PORTFOLIO - 102.4%
(Cost $10,216,981)		10,286,452
NET OTHER ASSETS (LIABILITIES) - (2.4)%		(239,862)
NET ASSETS - 100%		$10,046,590

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Fannie Mae
3% 6/1/32	$(600)	$(619)
3.5% 6/1/47	(200)	(206)
3.5% 6/1/47	(100)	(103)
3.5% 6/1/47	(100)	(103)
3.5% 6/1/47	(450)	(465)
3.5% 6/1/47	(250)	(258)
3.5% 6/1/47	(200)	(206)
TOTAL TBA SALE COMMITMENTS
(Proceeds $1,958)		$(1,960)

Swaps

Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/(Paid)	Notional Amount (000s)(2)	Value (000s)(1)	Upfront Premium Received/(Paid) (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Credit Default Swaps
Buy Protection
Deutsche Bank AG		Dec. 2018	Credit Suisse International	(1%)	USD 6,500	$(85)	$(104)	$(189)
Deutsche Bank AG		Mar. 2019	JPMorgan Chase Bank, N.A.	(1%)	4,085	(55)	(85)	(140)
National Australia Bank Ltd		Dec. 2018	Credit Suisse International	(1%)	6,500	(95)	(172)	(267)
National Australia Bank Ltd		Dec. 2018	Credit Suisse International	(1%)	6,500	(95)	(148)	(243)
Societe Generale		Dec. 2017	Credit Suisse International	(3%)	3,825	(85)	6	(79)
Societe Generale		Dec. 2017	Credit Suisse International	(3%)	3,823	(85)	17	(68)
UFJ Finance Aruba AEC		Mar. 2018	Credit Suisse International	(1%)	5,500	(49)	(20)	(69)
UFJ Finance Aruba AEC		Mar. 2018	Credit Suisse International	(1%)	3,823	(34)	(31)	(65)
TOTAL BUY PROTECTION						(583)	(537)	(1,120)
Sell Protection
Countrywide Home Loans Inc Series 2003-BC1 Class B1	B1	Apr. 2032	Merrill Lynch International	4.29%	$50	$(1)	$0	$(1)

TOTAL CREDIT DEFAULT SWAPS						$(584)	$(537)	$(1,121)

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $258,117,000 or 2.6% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $685,000.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$1,994
Fidelity Mortgage Backed Securities Central Fund	41,486
Fidelity Specialized High Income Central Fund	18,377
Total	$61,857

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$2,288,686	$193,861	$311,944	$2,131,532	32.2%
Fidelity Specialized High Income Central Fund	444,074	19,639	--	470,020	62.9%
Total	$2,732,760	$213,500	$311,944	$2,601,552

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Corporate Bonds	$2,636,446	$--	$2,636,446	$--
U.S. Government and Government Agency Obligations	3,846,696	--	3,846,696	--
U.S. Government Agency - Mortgage Securities	30,536	--	30,536	--
Asset-Backed Securities	42,734	--	41,873	861
Collateralized Mortgage Obligations	11,372	--	11,149	223
Commercial Mortgage Securities	35,226	--	34,698	528
Municipal Securities	136,405	--	136,405	--
Bank Notes	65,708	--	65,708	--
Fixed-Income Funds	2,601,552	2,601,552	--	--
Preferred Securities	12,018	--	12,018	--
Money Market Funds	867,759	867,759	--	--
Total Investments in Securities:	$10,286,452	$3,469,311	$6,815,529	$1,612
Derivative Instruments:
Liabilities
Swaps	$(584)	$--	$(584)	$--
Total Liabilities	$(584)	$--	$(584)	$--
Total Derivative Instruments:	$(584)	$--	$(584)	$--
Other Financial Instruments:
TBA Sale Commitments	$(1,960)	$--	$(1,960)	$--
Total Other Financial Instruments:	$(1,960)	$--	$(1,960)	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2017, the cost of investment securities for income tax purposes was $10,210,831,000. Net unrealized appreciation aggregated $75,621,000, of which $172,163,000 related to appreciated investment securities and $96,542,000 related to depreciated investment securities.

Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Series Government Money Market Fund

May 31, 2017

GVM-QTLY-0717
1.9868904.101

Investments May 31, 2017 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Debt - 7.4%
	Yield(a)	Principal Amount	Value
U.S. Treasury Obligations - 7.4%
U.S. Treasury Bills
6/8/17 to 10/5/17	0.62 to 0.92(b)%	$424,200,000	$423,444,327
U.S. Treasury Notes
7/15/17 to 4/30/19	0.61 to 1.13 (c)	186,033,000	186,041,363
TOTAL U.S. TREASURY DEBT
(Cost $609,485,690)			609,485,690

Variable Rate Demand Note - 0.8%
Arizona - 0.1%
FNMA Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev. (San Clemente Apts. Proj.) Series 2004, 0.81% 6/7/17, LOC Fannie Mae, VRDN
6/7/17	0.81 (c)(d)	2,600,000	2,600,000
FNMA Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev. (San Remo Apts. Proj.) Series 2002, 0.81% 6/7/17, LOC Fannie Mae, VRDN
6/7/17	0.81 (c)(d)	4,100,000	4,100,000
FNMA Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev. (Village Square Apts. Proj.) Series 2004, 0.81% 6/7/17 FNMA, LOC Fannie Mae, VRDN
6/7/17	0.81 (c)(d)	2,500,000	2,500,000
			9,200,000
California - 0.0%
FNMA Fresno Multi-family Hsg. Rev. Series 2001 A, 0.76% 6/7/17, LOC Fannie Mae, VRDN
6/7/17	0.76 (c)	4,345,000	4,345,000
Florida - 0.1%
FNMA Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. (Mill Creek Apts. Proj.) Series 2004 K, 0.8% 6/7/17, LOC Fannie Mae, VRDN
6/7/17	0.80 (c)(d)	3,300,000	3,300,000
FNMA Hillsborough County Hsg. Fin. Auth. Multi-family Rev. (Hunters Run Apts. Proj.) Series 2002 A, 0.78% 6/7/17, LOC Fannie Mae, VRDN
6/7/17	0.78 (c)(d)	7,545,000	7,545,000
			10,845,000
Illinois - 0.1%
FNMA Illinois Fin. Auth. Rev. (Trinity Int'l. Univ. Proj.) Series 2009, 0.78% 6/7/17, LOC Fed. Home Ln. Bank Chicago, VRDN
6/7/17	0.78 (c)	4,400,000	4,400,000
Louisiana - 0.0%
FHLMC Louisiana Pub. Facilities Auth. Rev. (River View Villas Proj.) Series 2006, 0.8% 6/7/17, LOC Freddie Mac, VRDN
6/7/17	0.80 (c)	2,000,000	2,000,000
Minnesota - 0.1%
FHLMC Edina Multi-family Rev. (Edina Park Plaza Proj.) Series 1999, 0.78% 6/7/17, LOC Freddie Mac, VRDN
6/7/17	0.78 (c)	4,760,000	4,760,000
New York - 0.3%
FHLMC New York City Hsg. Dev. Corp. Multi-family Mtg. Rev. (State Renaissance Court Proj.) Series A, 0.76% 6/7/17, LOC Freddie Mac, VRDN
6/7/17	0.76 (c)(d)	6,500,000	6,500,000
FHLMC New York Hsg. Fin. Agcy. Rev. (Grace Towers Hsg. Proj.) Series 2004 A, 0.8% 6/7/17, LOC Freddie Mac, VRDN
6/7/17	0.80 (c)(d)	11,530,000	11,530,000
FNMA New York Hsg. Fin. Agcy. Rev. (125 West 31st Street Proj.) Series 2005 A, 0.77% 6/7/17, LOC Fannie Mae, VRDN
6/7/17	0.77 (c)(d)	3,500,000	3,500,000
FNMA New York Hsg. Fin. Agcy. Rev. (55 West 25th Street Hsg. Proj.) Series 2005 A, 0.8% 6/7/17 FNMA, LOC Fannie Mae, VRDN
6/7/17	0.80 (c)(d)	4,200,000	4,200,000
			25,730,000
Texas - 0.1%
FNMA Cap. Area Hsg. Fin. Corp. Multi-family Hsg. Rev. (Marble Falls Vistas Apts. Proj.) 0.81% 6/7/17, LOC Fannie Mae, VRDN
6/7/17	0.81 (c)(d)	5,180,000	5,180,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $66,460,000)			66,460,000

U.S. Government Agency Debt - 36.0%
Federal Agencies - 36.0%
Fannie Mae
6/1/17 to 1/11/18	0.65 to 1.13 (c)	43,337,000	43,358,994
Federal Farm Credit Bank
7/25/17 to 1/8/18	0.99 to 1.05 (c)	6,000,000	6,003,582
Federal Home Loan Bank
6/1/17 to 7/12/18	0.63 to 1.07 (c)	2,864,591,000	2,863,720,201
Freddie Mac
6/29/17 to 1/12/18	0.63 to 1.13 (c)	54,000,000	54,005,438
TOTAL U.S. GOVERNMENT AGENCY DEBT
(Cost $2,967,088,215)			2,967,088,215

U.S. Government Agency Repurchase Agreement - 15.6%
	Maturity Amount	Value
In a joint trading account at 0.82% dated 5/31/17 due 6/1/17 (Collateralized by U.S. Government Obligations) #	$731,110,593	$731,094,000
With:
BNP Paribas, S.A. at:
0.8%, dated 4/3/17 due 6/2/17 (Collateralized by U.S. Government Obligations valued at $6,133,261, 0.00% - 6.63%, 6/07/17 - 4/01/47)	6,008,000	6,000,000
0.85%, dated 5/9/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $11,322,972, 0.00% - 6.13%, 6/07/17 - 4/01/47)	11,012,726	11,000,000
0.96%, dated 5/15/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $23,676,797, 0.00% - 6.63%, 6/07/17 - 4/01/47)	23,056,427	23,000,000
1%, dated 5/26/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $23,515,267, 0.00% - 6.50%, 2/01/18 - 4/01/47)	23,061,972	23,000,000
Citibank NA at:
0.8%, dated 5/30/17 due 6/6/17 (Collateralized by U.S. Government Obligations valued at $6,128,857, 0.00% - 4.50%, 10/05/17 - 4/01/47)	6,000,933	6,000,000
0.81%, dated 5/30/17 due 6/6/17 (Collateralized by U.S. Treasury Obligations valued at $34,941,249, 0.00% - 6.00%, 10/19/17 - 4/01/47)	34,005,355	34,000,000
Deutsche Bank Securities, Inc. at:
0.82%, dated 5/25/17 due 6/1/17 (Collateralized by U.S. Treasury Obligations valued at $4,120,658, 2.75%, 8/15/42)	4,000,638	4,000,000
0.83%, dated 5/31/17 due 6/1/17 (Collateralized by U.S. Treasury Obligations valued at $37,740,968, 1.38% - 1.88%, 12/31/18 - 3/31/22)	37,000,853	37,000,000
0.84%, dated 5/31/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $32,640,819, 1.88%, 3/31/22)	32,005,227	32,000,000
ING Financial Markets LLC at 0.83%, dated:
4/6/17 due:
6/1/17 (Collateralized by U.S. Government Obligations valued at $9,195,331, 0.88% - 1.13%, 10/26/17 - 7/20/18)	9,011,620	9,000,000
7/5/17(Collateralized by U.S. Government Obligations valued at $11,234,398, 0.88%, 10/26/17)	11,023,079	11,000,000
4/7/17 due 7/5/17 (Collateralized by U.S. Government Obligations valued at $14,302,473, 1.38%, 1/28/19)	14,029,373	14,000,000
4/11/17 due 7/5/17 (Collateralized by U.S. Government Obligations valued at $11,234,398, 0.88%, 10/26/17)	11,022,825	11,000,000
4/12/17 due 7/5/17 (Collateralized by U.S. Government Obligations valued at $7,148,271, 1.13%, 7/20/18)	7,014,525	7,000,000
4/13/17 due 7/5/17 (Collateralized by U.S. Government Obligations valued at $13,279,288, 0.88%, 10/26/17)	13,026,975	13,000,000
4/17/17 due 7/5/17 (Collateralized by U.S. Government Obligations valued at $7,148,271, 1.13%, 7/20/18)	7,014,686	7,000,000
4/18/17 due 7/5/17 (Collateralized by U.S. Government Obligations valued at $12,254,343, 0.88%, 10/26/17)	12,025,177	12,000,000
Merrill Lynch, Pierce, Fenner & Smith at 0.82%, dated 4/13/17 due 6/7/17 (Collateralized by U.S. Government Obligations valued at $34,718,725, 0.00% - 2.54%, 10/02/17 - 9/16/36)	34,047,241	34,000,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
0.84%, dated 5/3/17 due 6/1/17:
(Collateralized by U.S. Government Obligations valued at $15,310,354, 2.38% - 4.50%, 12/01/24 - 5/01/47)	15,022,050	15,000,000
(Collateralized by U.S. Government Obligations valued at $13,268,973, 2.33% - 5.06%, 3/01/24 - 5/01/47)	13,019,413	13,000,000
(Collateralized by U.S. Government Obligations valued at $15,310,354, 1.99% - 4.50%, 5/01/25 - 5/01/47)	15,022,750	15,000,000
0.85%, dated 5/31/17 due 6/1/17 (Collateralized by U.S. Government Obligations valued at $7,140,169, 3.50%, 5/01/47)	7,000,165	7,000,000
0.86%, dated:
5/12/17 due 7/13/17 (Collateralized by U.S. Government Obligations valued at $19,389,260, 2.41% - 5.00%, 11/01/23 - 5/01/47)	19,028,141	19,000,000
5/15/17 due 7/14/17 (Collateralized by U.S. Government Obligations valued at $16,326,629, 3.00% - 4.00%, 4/01/32 - 5/01/47)	16,022,933	16,000,000
0.88%, dated 4/26/17 due 7/25/17 (Collateralized by U.S. Government Obligations valued at $6,125,386, 3.00% - 4.50%, 6/01/36 - 5/01/47)	6,013,200	6,000,000
RBC Capital Markets Corp. at:
0.84%, dated 4/18/17 due 7/17/17 (Collateralized by U.S. Government Obligations valued at $15,320,748, 1.33% - 5.50%, 2/20/27 - 5/20/47)	15,031,500	15,000,000
0.85%, dated 4/10/17 due:
6/1/17 (Collateralized by U.S. Government Obligations valued at $11,233,776, 2.50% - 5.00%, 4/20/30 - 5/20/47)	11,013,506	11,000,000
7/11/17(Collateralized by U.S. Government Obligations valued at $11,242,226, 1.33% - 5.00%, 9/01/28 - 5/01/47)	11,023,894	11,000,000
0.87%, dated 5/3/17 due 6/1/17 (Collateralized by U.S. Government Obligations valued at $8,201,769, 1.33% - 5.00%, 1/25/29 - 5/01/47)	8,005,607	8,000,000
0.88%, dated:
5/4/17 due 8/2/17 (Collateralized by U.S. Government Obligations valued at $6,124,621, 2.42% - 4.00%, 1/25/29 - 5/01/47)	6,013,200	6,000,000
5/5/17 due 8/2/17 (Collateralized by U.S. Government Obligations valued at $6,151,698, 1.33% - 5.00%, 10/01/27 - 5/01/47)	6,013,053	6,000,000
0.89%, dated 5/8/17 due 8/4/17 (Collateralized by U.S. Government Obligations valued at $6,124,129, 1.33% - 5.00%, 1/25/29 - 5/01/47)	6,013,053	6,000,000
0.9%, dated 5/12/17 due 7/11/17 (Collateralized by U.S. Government Obligations valued at $8,164,342, 2.62% - 5.00%, 1/25/29 - 5/01/47)	8,012,000	8,000,000
RBC Dominion Securities at:
0.81%, dated 3/22/17 due 6/7/17 (Collateralized by U.S. Government Obligations valued at $9,194,665, 3.50%, 6/20/46)	9,018,225	9,000,000
0.82%, dated 3/24/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $5,005,896, 2.13% - 4.00%, 6/30/22 - 5/20/47)	4,910,491	4,900,000
0.83%, dated 3/27/17 due 6/7/17 (Collateralized by U.S. Government Obligations valued at $17,366,387, 3.50%, 6/20/46)	17,036,843	17,000,000
0.84%, dated 5/23/17 due 6/7/17 (Collateralized by U.S. Government Obligations valued at $14,282,999, 3.50% - 4.00%, 10/20/43 - 6/20/46)	14,009,473	14,000,000
0.86%, dated 5/24/17 due 6/7/17 (Collateralized by U.S. Government Obligations valued at $14,282,730, 3.50% - 4.00%, 5/01/47 - 5/20/47)	14,011,371	14,000,000
0.91%, dated 5/25/17 due 6/7/17 (Collateralized by U.S. Government Obligations valued at $11,221,986, 3.50%, 6/20/46)	11,011,956	11,000,000
0.93%, dated:
5/5/17 due 6/7/17 (Collateralized by U.S. Government Obligations valued at $11,227,826, 3.50%, 6/20/46)	11,025,859	11,000,000
5/31/17 due 6/7/17 (Collateralized by U.S. Government Obligations valued at $20,400,531, 1.50% - 3.50%, 8/15/26 - 7/20/46)	20,018,600	20,000,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $1,287,994,000)		1,287,994,000

U.S. Treasury Repurchase Agreement - 34.8%
With:
Barclays Capital, Inc. at:
0.8%, dated 5/31/17 due 6/1/17 (Collateralized by U.S. Treasury Obligations valued at $7,181,405, 1.38%, 6/30/23)	7,000,156	7,000,000
0.81%, dated 5/31/17 due 6/1/17 (Collateralized by U.S. Treasury Obligations valued at $9,180,234, 0.98% - 8.00%, 7/31/17 - 11/15/43)	9,000,203	9,000,000
BMO Harris Bank NA at:
0.78%, dated 4/10/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $16,703,970, 2.25%, 12/31/23)	16,022,880	16,000,000
0.79%, dated 4/10/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $5,178,742, 2.13%, 5/15/25)	5,007,242	5,000,000
0.84%, dated:
4/10/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $16,599,497, 2.25% - 2.38%, 7/31/17 - 12/31/23)	16,032,480	16,000,000
4/13/17 due 6/7/17:
(Collateralized by U.S. Treasury Obligations valued at $6,342,765, 2.25% - 2.38%, 7/31/17 - 8/15/46)	6,011,760	6,000,000
(Collateralized by U.S. Treasury Obligations valued at $10,431,485, 2.25% - 2.38%, 7/31/17 - 12/31/23)	10,019,833	10,000,000
0.85%, dated 4/18/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $21,517,041, 1.38% - 2.25%, 9/30/23 - 11/15/25)	21,041,650	21,000,000
0.89%, dated 4/27/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $8,220,160, 0.63%, 4/30/18)	8,015,229	8,000,000
0.9%, dated:
4/26/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $5,351,334, 2.38% - 3.63%, 7/31/17 - 2/15/44)	5,011,125	5,000,000
5/5/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $11,315,719, 2.75%, 11/15/23)	11,021,175	11,000,000
0.91%, dated 5/16/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $10,384,870, 2.13%, 2/29/24)	10,014,914	10,000,000
0.92%, dated:
5/12/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $11,252,111, 1.75%, 11/30/21)	11,021,646	11,000,000
5/16/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $8,297,715, 2.13%, 2/29/24)	8,013,289	8,000,000
5/25/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $8,231,426, 1.38%, 9/30/23)	8,009,404	8,000,000
0.94%, dated 5/30/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $10,251,939, 1.25%, 10/31/21)	10,011,228	10,000,000
BNP Paribas, S.A. at:
0.63%, dated:
2/24/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $35,980,944, 1.38% - 4.38%, 9/30/20 - 11/15/39)	35,064,313	35,000,000
2/27/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $55,675,767, 1.88% - 4.25%, 2/28/22 - 11/15/46)	54,099,225	54,000,000
0.79%, dated 5/3/17 due 6/2/17 (Collateralized by U.S. Treasury Obligations valued at $16,330,556, 0.63% - 3.13%, 12/15/17 - 8/15/44)	16,010,533	16,000,000
0.8%, dated:
4/11/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $21,479,923, 1.05% - 6.13%, 1/31/19 - 11/15/46)	21,030,333	21,000,000
4/13/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $21,443,381, 0.00% - 6.88%, 8/15/17 - 11/15/46)	21,029,400	21,000,000
4/17/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $21,441,513, 0.88% - 8.75%, 10/31/17 - 8/15/29)	21,027,533	21,000,000
0.81%, dated 5/3/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $21,434,021, 0.00% - 2.25%, 7/20/17 - 2/15/27)	21,020,318	21,000,000
0.82%, dated:
4/6/17 due 6/12/17 (Collateralized by U.S. Treasury Obligations valued at $21,449,748, 0.00% - 4.38%, 6/29/17 - 11/15/46)	21,032,048	21,000,000
5/22/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $53,052,162, 0.75% - 8.13%, 6/15/18 - 5/15/46)	52,036,718	52,000,000
0.84%, dated 5/9/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $32,657,553, 0.00% - 7.25%, 7/20/17 - 2/28/23)	32,036,587	32,000,000
0.95%, dated 5/15/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $21,429,767, 0.63% - 8.75%, 2/28/18 - 11/15/46)	21,050,983	21,000,000
0.97%, dated 5/22/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $21,431,041, 0.75% - 6.13%, 8/31/18 - 11/15/46)	21,047,530	21,000,000
0.99%, dated:
5/26/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $21,530,595, 0.00% - 4.50%, 7/20/17 - 5/15/46)	21,056,018	21,000,000
5/31/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $32,900,340, 1.38% - 8.75%, 7/31/18 - 11/15/46)	32,080,080	32,000,000
1%, dated 5/26/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $24,523,863, 0.00% - 6.13%, 11/02/17 - 11/15/46)	24,078,667	24,000,000
Commerz Markets LLC at:
0.85%, dated 5/25/17 due 6/1/17 (Collateralized by U.S. Treasury Obligations valued at $31,626,931, 0.75% - 2.13%, 7/15/19 - 5/15/25)	31,005,124	31,000,000
0.86%, dated 5/31/17 due 6/1/17 (Collateralized by U.S. Treasury Obligations valued at $111,184,869, 2.13%, 5/15/25)	109,002,604	109,000,000
0.89%, dated 5/31/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $15,300,063, 0.75%, 7/15/19)	15,002,596	15,000,000
Deutsche Bank Securities, Inc. at:
0.81%, dated 5/25/17 due 6/1/17 (Collateralized by U.S. Treasury Obligations valued at $4,120,658, 2.75%, 8/15/42)	4,000,630	4,000,000
0.82%, dated 5/31/17 due 6/1/17 (Collateralized by U.S. Treasury Obligations valued at $4,120,162, 2.75%, 8/15/42)	4,000,091	4,000,000
0.83%, dated 5/31/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $4,120,162, 2.75%, 8/15/42)	4,000,646	4,000,000
Federal Reserve Bank of New York at 0.75%, dated 5/31/17 due 6/1/17 (Collateralized by U.S. Treasury Obligations valued at $1,412,029,428, 1.75% - 4.50%, 5/15/20 - 5/15/42)	1,412,029,417	1,412,000,000
Lloyds Bank PLC at 1%, dated 5/18/17 due 7/14/17 (Collateralized by U.S. Treasury Obligations valued at $31,687,139, 2.63%, 11/15/20)	31,049,083	31,000,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at 0.8%, dated 3/20/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $15,325,176, 1.25% - 6.25%, 11/30/18 - 5/15/46)	15,029,333	15,000,000
Mizuho Securities U.S.A., Inc. at 0.82%, dated 5/31/17 due 6/1/17 (Collateralized by U.S. Treasury Obligations valued at $21,443,690, 2.25%, 11/15/25)	21,000,478	21,000,000
MUFG Securities EMEA PLC at:
0.8%, dated 5/22/17 due 6/5/17 (Collateralized by U.S. Treasury Obligations valued at $44,979,469, 2.13%, 11/30/23 - 2/29/24)	44,013,689	44,000,000
0.81%, dated:
5/15/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $21,634,127, 2.13%, 2/29/24)	21,014,175	21,000,000
5/30/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $17,658,193, 3.00%, 11/15/45)	17,004,973	17,000,000
5/31/17 due 6/1/17 (Collateralized by U.S. Treasury Obligations valued at $4,263,641, 8.88%, 2/15/19)	4,000,090	4,000,000
0.84%, dated 6/5/17 due 6/7/17(e)	40,013,067	40,000,000
0.91%, dated 5/1/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $6,130,762, 1.50%, 11/30/19)	6,013,953	6,000,000
Nomura Securities International, Inc. at:
0.8%, dated 5/25/17 due 6/1/17 (Collateralized by U.S. Treasury Obligations valued at $151,070,487, 0.00% - 8.13%, 7/15/17 - 5/15/42)	148,023,022	148,000,000
0.81%, dated 5/31/17 due 6/1/17 (Collateralized by U.S. Treasury Obligations valued at $74,461,744, 0.00% - 6.00%, 10/12/17 - 2/15/36)	73,001,643	73,000,000
Norinchukin Bank at:
0.9%, dated 4/18/17 due 6/15/17 (Collateralized by U.S. Treasury Obligations valued at $5,105,556, 1.88%, 6/30/20)	5,007,250	5,000,000
1.05%, dated 5/12/17 due 8/14/17 (Collateralized by U.S. Treasury Obligations valued at $5,105,556, 1.88%, 6/30/20)	5,013,708	5,000,000
1.08%, dated 5/19/17 due 8/21/17 (Collateralized by U.S. Treasury Obligations valued at $5,105,556, 1.88%, 6/30/20)	5,014,100	5,000,000
1.1%, dated 5/30/17 due 8/30/17 (Collateralized by U.S. Treasury Obligations valued at $10,200,911, 1.88%, 6/30/20)	10,028,111	10,000,000
RBC Capital Markets Corp. at:
0.79%, dated 4/3/17 due 6/2/17 (Collateralized by U.S. Treasury Obligations valued at $10,275,465, 1.38% - 7.88%, 6/30/19 - 8/15/45)	10,013,167	10,000,000
0.92%, dated 5/4/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $5,103,710, 2.25% - 9.00%, 11/15/18 - 5/15/38)	5,011,628	5,000,000
0.93%, dated 5/9/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $8,164,950, 1.38% - 4.63%, 6/30/19 - 5/15/45)	8,018,600	8,000,000
0.95%, dated 5/15/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $7,203,914, 1.63% - 7.88%, 6/30/19 - 2/15/44)	7,016,994	7,000,000
RBC Dominion Securities at:
0.81%, dated:
3/24/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $6,129,591, 2.13% - 3.00%, 6/30/22 - 2/15/47)	6,012,690	6,000,000
5/19/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $10,203,148, 2.13% - 3.00%, 6/30/22 - 2/15/47)	10,006,975	10,000,000
0.82%, dated 3/27/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $20,630,970, 3.00%, 5/15/45 - 2/15/47)	20,043,278	20,000,000
0.84%, dated 5/23/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $11,222,501, 2.50% - 3.00%, 8/15/23 - 2/15/47)	11,007,957	11,000,000
0.92%, dated 5/31/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $10,200,403, 2.50% - 3.00%, 8/15/23 - 2/15/47)	10,008,944	10,000,000
0.93%, dated 5/8/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $11,227,153, 2.50% - 3.00%, 8/15/23 - 2/15/47)	11,026,143	11,000,000
RBS Securities, Inc. at:
0.79%, dated 5/24/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $6,123,916, 1.50%, 1/31/19)	6,001,843	6,000,000
0.8%, dated 5/25/17 due 6/1/17 (Collateralized by U.S. Treasury Obligations valued at $23,467,357, 0.63% - 1.38%, 11/30/17 - 1/31/20)	23,003,578	23,000,000
0.81%, dated 5/26/17 due 6/2/17 (Collateralized by U.S. Treasury Obligations valued at $8,163,982, 0.75%, 8/31/18)	8,001,260	8,000,000
0.82%, dated 5/31/17 due 6/1/17 (Collateralized by U.S. Treasury Obligations valued at $2,040,276, 0.63%, 4/30/18)	2,000,046	2,000,000
Societe Generale at:
0.79%, dated 4/3/17 due 6/2/17 (Collateralized by U.S. Treasury Obligations valued at $6,127,996, 0.00% - 2.75%, 11/24/17 - 2/15/24)	6,007,900	6,000,000
0.8%, dated:
4/26/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $6,124,977, 0.00% - 8.00%, 11/24/17 - 2/15/24)	6,005,867	6,000,000
4/27/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $13,270,376, 0.00% - 8.50%, 11/24/17 - 2/15/24)	13,012,422	13,000,000
0.81%, dated 5/19/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $21,426,793, 0.00% - 3.75%, 7/15/17 - 8/15/41)	21,013,230	21,000,000
0.83%, dated:
5/15/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $21,428,493, 0.00% - 8.88%, 8/15/17 - 11/15/20)	21,017,914	21,000,000
5/26/17 due 6/2/17 (Collateralized by U.S. Treasury Obligations valued at $21,475,398, 0.00% - 3.75%, 9/14/17 - 11/15/43)	21,003,389	21,000,000
0.84%, dated 4/20/17 due:
6/12/17 (Collateralized by U.S. Treasury Obligations valued at $10,210,018, 0.00% - 8.50%, 7/15/17 - 5/15/24)	10,012,367	10,000,000
6/15/17(Collateralized by U.S. Treasury Obligations valued at $10,210,111, 0.00% - 8.00%, 7/15/17 - 2/15/41)	10,013,067	10,000,000
0.88%, dated 5/15/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $21,428,903, 0.00% - 2.00%, 11/24/17 - 11/30/22)	21,026,180	21,000,000
0.93%, dated 5/19/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $10,203,510, 0.00% - 2.75%, 9/07/17 - 2/15/24)	10,015,500	10,000,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $2,874,000,000)		2,874,000,000
TOTAL INVESTMENT PORTFOLIO - 94.6%
(Cost $7,805,027,905)		7,805,027,905
NET OTHER ASSETS (LIABILITIES) - 5.4%		441,353,781
NET ASSETS - 100%		$8,246,381,686

Security Type Abbreviations

VRDN – Variable Rate Demand Note (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Security or a portion of the security was sold in a reverse repurchase transaction and pledged for the benefit of a counterparty as collateral to secure the future obligations of the Fund to repurchase the securities at an agreed-upon date and price within 7 days of period end. At period end, the value of securities pledged by the Fund for reverse repurchase transactions was $6,997,366 and the principal amount of obligations of the Fund with respect to reverse repurchase transactions was $7,000,000.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (e) Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$731,094,000 due 6/01/17 at 0.82%
BNP Paribas, S.A.	$44,296,575
Bank of America NA	100,272,528
Bank of Nova Scotia	17,993,439
Citibank NA	50,708,782
Credit Agricole CIB New York Branch	66,150,424
Credit Suisse Securities (USA) LLC	71,810,179
HSBC Securities (USA), Inc.	53,657,384
ING Financial Markets LLC	1,603,052
J.P. Morgan Securities, Inc.	108,026,063
Merrill Lynch, Pierce, Fenner & Smith, Inc.	13,413,291
Mizuho Securities USA, Inc.	75,245,290
RBC Dominion Securities, Inc.	24,078,493
Wells Fargo Securities LLC	103,838,500
$731,094,000

Income Tax Information

At May 31, 2017 the cost for Federal Income Tax Purposes was $7,805,027,905.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Series Investment Grade Bond Fund

May 31, 2017

LIG-QTLY-0717
1.873112.108

Investments May 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 36.7%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.5%
Automobiles - 0.7%
General Motors Co.:
3.5% 10/2/18	$15,850,000	$16,152,798
6.25% 10/2/43	2,624,000	2,869,208
General Motors Financial Co., Inc.:
2.625% 7/10/17	5,075,000	5,080,846
3.2% 7/13/20	26,000,000	26,414,986
3.25% 5/15/18	8,305,000	8,413,746
3.5% 7/10/19	18,875,000	19,318,732
4.2% 3/1/21	27,410,000	28,720,006
4.25% 5/15/23	9,285,000	9,602,798
4.375% 9/25/21	41,737,000	44,005,406
4.75% 8/15/17	8,785,000	8,839,994
		169,418,520
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd.:
2.875% 1/15/19	2,684,000	2,729,655
4.25% 6/15/23	18,902,000	20,476,763
		23,206,418
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp.:
2.75% 12/9/20	4,768,000	4,869,701
3.7% 1/30/26	12,567,000	13,091,572
		17,961,273
Media - 1.6%
21st Century Fox America, Inc.:
6.15% 3/1/37	8,831,000	10,793,478
7.75% 12/1/45	10,133,000	14,352,412
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22	46,167,000	49,527,219
4.908% 7/23/25	25,893,000	28,023,813
NBCUniversal, Inc. 5.15% 4/30/20	28,753,000	31,485,369
Time Warner Cable, Inc.:
4% 9/1/21	38,151,000	40,082,585
4.5% 9/15/42	37,419,000	35,766,614
5.5% 9/1/41	14,842,000	15,832,080
5.875% 11/15/40	9,556,000	10,677,769
6.55% 5/1/37	40,036,000	47,997,199
6.75% 7/1/18	23,280,000	24,469,003
7.3% 7/1/38	30,237,000	38,502,889
8.25% 4/1/19	42,627,000	47,234,297
Time Warner, Inc.:
3.6% 7/15/25	9,728,000	9,722,533
6.2% 3/15/40	15,555,000	17,977,629
		422,444,889

TOTAL CONSUMER DISCRETIONARY		633,031,100

CONSUMER STAPLES - 2.5%
Beverages - 1.0%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	51,141,000	51,960,893
3.3% 2/1/23	55,080,000	56,812,596
4.7% 2/1/36	52,149,000	56,794,694
4.9% 2/1/46	59,642,000	66,119,777
Anheuser-Busch InBev Worldwide, Inc. 3.75% 1/15/22	16,792,000	17,803,197
		249,491,157
Food & Staples Retailing - 0.3%
CVS Health Corp.:
2.8% 7/20/20	23,157,000	23,618,519
3.5% 7/20/22	13,624,000	14,191,453
4% 12/5/23	18,015,000	19,054,718
Walgreens Boots Alliance, Inc.:
1.75% 11/17/17	6,303,000	6,310,652
2.7% 11/18/19	14,218,000	14,428,469
		77,603,811
Tobacco - 1.2%
Altria Group, Inc.:
2.85% 8/9/22	31,563,000	32,131,481
9.25% 8/6/19	1,547,000	1,783,165
Imperial Tobacco Finance PLC:
2.05% 7/20/18 (a)	13,299,000	13,303,801
2.95% 7/21/20 (a)	24,400,000	24,912,327
3.75% 7/21/22 (a)	56,649,000	59,094,254
4.25% 7/21/25 (a)	25,864,000	27,392,588
Reynolds American, Inc.:
2.3% 6/12/18	11,475,000	11,533,637
3.25% 6/12/20	5,106,000	5,285,318
4% 6/12/22	17,554,000	18,690,692
4.45% 6/12/25	12,732,000	13,709,996
5.7% 8/15/35	6,607,000	7,733,817
5.85% 8/15/45	50,684,000	61,299,764
6.15% 9/15/43	11,136,000	13,848,318
7.25% 6/15/37	15,680,000	21,371,228
		312,090,386

TOTAL CONSUMER STAPLES		639,185,354

ENERGY - 6.5%
Energy Equipment & Services - 0.5%
DCP Midstream LLC 6.75% 9/15/37 (a)	2,991,000	3,237,758
El Paso Pipeline Partners Operating Co. LLC:
5% 10/1/21	13,430,000	14,557,972
6.5% 4/1/20	2,078,000	2,297,611
Ensco PLC:
5.2% 3/15/25	32,677,000	27,683,628
5.75% 10/1/44	12,542,000	8,910,840
Halliburton Co.:
3.8% 11/15/25	12,900,000	13,315,948
4.85% 11/15/35	11,266,000	12,049,674
Noble Holding International Ltd.:
5.75% 3/16/18	1,918,000	1,927,590
7.7% 4/1/25 (b)	32,232,000	28,041,840
8.7% 4/1/45 (b)	11,807,000	9,917,880
		121,940,741
Oil, Gas & Consumable Fuels - 6.0%
Anadarko Finance Co. 7.5% 5/1/31	33,458,000	43,265,845
Anadarko Petroleum Corp.:
4.85% 3/15/21	8,165,000	8,767,977
5.55% 3/15/26	16,886,000	18,957,119
6.45% 9/15/36	4,820,000	5,730,045
6.6% 3/15/46	22,900,000	28,365,154
Canadian Natural Resources Ltd.:
1.75% 1/15/18	10,142,000	10,138,369
5.85% 2/1/35	11,807,000	13,089,287
Cenovus Energy, Inc. 5.7% 10/15/19	26,560,000	28,477,234
Columbia Pipeline Group, Inc.:
2.45% 6/1/18	4,897,000	4,919,526
3.3% 6/1/20	23,925,000	24,479,055
4.5% 6/1/25	7,318,000	7,852,280
ConocoPhillips Co. 5.75% 2/1/19	12,956,000	13,778,512
DCP Midstream LLC:
4.75% 9/30/21 (a)	21,176,000	21,493,640
5.35% 3/15/20 (a)	39,799,000	41,589,955
DCP Midstream Operating LP 3.875% 3/15/23	38,871,000	37,976,967
Duke Energy Field Services 6.45% 11/3/36 (a)	7,882,000	8,394,330
El Paso Corp. 6.5% 9/15/20	21,920,000	24,520,983
Empresa Nacional de Petroleo 4.375% 10/30/24 (a)	16,015,000	16,697,286
Enable Midstream Partners LP:
2.4% 5/15/19 (b)	6,935,000	6,906,497
3.9% 5/15/24 (b)	7,314,000	7,265,515
Enbridge Energy Partners LP:
4.2% 9/15/21	24,752,000	26,106,751
4.375% 10/15/20	16,600,000	17,550,516
Enbridge, Inc.:
4.25% 12/1/26	8,212,000	8,656,409
5.5% 12/1/46	9,479,000	10,592,697
Enterprise Products Operating LP:
2.55% 10/15/19	4,990,000	5,052,315
3.75% 2/15/25	16,764,000	17,308,947
Kinder Morgan Energy Partners LP 6.55% 9/15/40	2,324,000	2,705,654
Marathon Petroleum Corp. 5.125% 3/1/21	20,728,000	22,613,833
Nakilat, Inc. 6.067% 12/31/33 (a)	5,435,000	6,358,950
Petro-Canada 6.05% 5/15/18	2,920,000	3,036,771
Petrobras Global Finance BV:
4.375% 5/20/23	69,514,000	66,288,550
5.625% 5/20/43	47,507,000	39,668,345
Petrobras International Finance Co. Ltd. 5.375% 1/27/21	81,955,000	83,557,220
Petroleos Mexicanos:
3.125% 1/23/19	3,563,000	3,600,412
3.5% 7/18/18	34,560,000	34,946,865
3.5% 7/23/20	22,730,000	23,130,048
3.5% 1/30/23	28,927,000	28,051,958
4.5% 1/23/26	25,619,000	25,145,049
4.625% 9/21/23	51,115,000	52,106,631
4.875% 1/24/22	17,019,000	17,738,904
4.875% 1/18/24	25,208,000	25,712,160
5.375% 3/13/22 (a)	10,290,000	10,960,805
5.5% 1/21/21	41,149,000	43,768,134
5.5% 6/27/44	29,591,000	26,510,577
5.625% 1/23/46	24,828,000	22,394,856
6% 3/5/20	10,740,000	11,608,544
6.375% 1/23/45	22,458,000	22,280,582
6.5% 6/2/41	47,555,000	47,902,152
6.75% 9/21/47	59,102,000	60,665,248
6.875% 8/4/26	20,000,000	22,460,000
8% 5/3/19	13,934,000	15,370,595
Phillips 66 Co. 4.3% 4/1/22	21,152,000	22,886,908
Phillips 66 Partners LP 2.646% 2/15/20	2,101,000	2,118,440
Plains All American Pipeline LP/PAA Finance Corp.:
3.65% 6/1/22	23,890,000	24,481,612
3.85% 10/15/23	20,000,000	20,431,980
Southwestern Energy Co.:
5.8% 1/23/20 (b)	18,075,000	18,346,125
6.7% 1/23/25 (b)	13,262,000	13,096,225
Spectra Energy Capital, LLC 5.65% 3/1/20	15,101,000	16,295,293
Spectra Energy Partners LP 2.95% 9/25/18	4,862,000	4,928,862
The Williams Companies, Inc.:
3.7% 1/15/23	18,174,000	17,901,390
4.55% 6/24/24	86,182,000	88,552,005
Western Gas Partners LP:
2.6% 8/15/18	26,355,000	26,468,168
4.65% 7/1/26	5,606,000	5,905,018
5.375% 6/1/21	39,434,000	42,717,630
Williams Partners LP:
3.6% 3/15/22	17,478,000	17,989,424
3.9% 1/15/25	6,023,000	6,167,088
4% 11/15/21	7,970,000	8,355,533
4.125% 11/15/20	4,302,000	4,531,262
4.3% 3/4/24	17,006,000	17,894,802
4.5% 11/15/23	8,697,000	9,275,081
		1,544,858,900

TOTAL ENERGY		1,666,799,641

FINANCIALS - 13.8%
Banks - 6.6%
Banco Nacional de Desenvolvimento Economico e Social:
4% 4/14/19 (a)	24,345,000	24,562,888
5.75% 9/26/23 (a)	25,847,000	27,430,129
Bank of America Corp.:
2.25% 4/21/20	682,000	682,164
2.6% 1/15/19	45,756,000	46,207,474
3.3% 1/11/23	1,820,000	1,854,769
3.5% 4/19/26	25,446,000	25,508,572
3.875% 8/1/25	28,293,000	29,280,284
3.95% 4/21/25	22,702,000	23,082,372
4.1% 7/24/23	35,172,000	37,232,235
4.2% 8/26/24	36,930,000	38,408,049
4.25% 10/22/26	24,664,000	25,493,746
5.65% 5/1/18	16,400,000	16,969,572
5.75% 12/1/17	32,792,000	33,466,367
5.875% 1/5/21	9,805,000	10,941,958
Barclays PLC:
2.75% 11/8/19	20,644,000	20,828,661
3.25% 1/12/21	24,010,000	24,514,162
4.375% 1/12/26	32,341,000	33,731,922
Citigroup, Inc.:
1.85% 11/24/17	50,965,000	51,071,211
2.4% 2/18/20	81,119,000	81,464,242
2.9% 12/8/21	20,972,000	21,215,548
4.05% 7/30/22	10,740,000	11,269,697
4.4% 6/10/25	52,520,000	54,759,820
5.5% 9/13/25	11,022,000	12,309,303
Citizens Bank NA 2.55% 5/13/21	7,737,000	7,765,944
Citizens Financial Group, Inc. 4.15% 9/28/22 (a)	27,180,000	28,387,281
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20	26,632,000	26,850,809
3.75% 3/26/25	26,750,000	27,040,184
3.8% 9/15/22	38,070,000	39,450,532
3.8% 6/9/23	42,579,000	43,743,749
Discover Bank:
4.2% 8/8/23	35,498,000	37,414,644
7% 4/15/20	9,043,000	10,081,145
Fifth Third Bancorp:
4.5% 6/1/18	2,562,000	2,629,118
8.25% 3/1/38	12,528,000	18,354,397
HBOS PLC 6.75% 5/21/18 (a)	4,594,000	4,789,475
HSBC Holdings PLC 4.25% 3/14/24	12,220,000	12,697,350
HSBC U.S.A., Inc. 1.625% 1/16/18	21,531,000	21,536,038
Huntington Bancshares, Inc. 7% 12/15/20	4,459,000	5,126,334
Intesa Sanpaolo SpA 5.71% 1/15/26 (a)	36,404,000	36,964,767
JPMorgan Chase & Co.:
1.625% 5/15/18	26,730,000	26,738,794
2.2% 10/22/19	22,906,000	23,018,606
2.35% 1/28/19	21,611,000	21,815,116
2.95% 10/1/26	27,458,000	26,549,497
3.25% 9/23/22	53,888,000	55,332,091
3.875% 9/10/24	52,753,000	54,498,439
4.125% 12/15/26	48,163,000	50,142,018
4.25% 10/15/20	40,500,000	43,102,895
4.35% 8/15/21	37,606,000	40,420,696
4.625% 5/10/21	10,326,000	11,201,614
4.95% 3/25/20	8,235,000	8,866,830
Rabobank Nederland 4.375% 8/4/25	39,970,000	41,970,059
Regions Bank 6.45% 6/26/37	40,184,000	47,824,988
Regions Financial Corp. 3.2% 2/8/21	14,047,000	14,390,126
Royal Bank of Scotland Group PLC:
4.8% 4/5/26	42,281,000	44,946,986
5.125% 5/28/24	45,938,000	48,075,679
6% 12/19/23	30,612,000	33,640,568
6.1% 6/10/23	35,599,000	39,023,481
6.125% 12/15/22	71,538,000	78,348,990
Wachovia Corp.:
5.75% 6/15/17	2,050,000	2,052,546
5.75% 2/1/18	4,000,000	4,108,228
		1,691,185,159
Capital Markets - 3.7%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	30,803,000	30,674,582
4.25% 2/15/24	23,736,000	24,921,020
Credit Suisse AG 6% 2/15/18	27,227,000	28,008,360
Deutsche Bank AG 4.5% 4/1/25	67,755,000	67,727,559
Deutsche Bank AG London Branch:
1.875% 2/13/18	51,007,000	51,002,256
2.85% 5/10/19	46,140,000	46,611,920
Goldman Sachs Group, Inc.:
1.748% 9/15/17	80,000,000	80,063,360
2.55% 10/23/19	24,803,000	25,056,834
2.6% 4/23/20	20,000,000	20,202,660
2.625% 1/31/19	94,162,000	95,178,479
2.9% 7/19/18	39,857,000	40,339,310
5.25% 7/27/21	17,979,000	19,839,647
6% 6/15/20	16,000,000	17,712,608
IntercontinentalExchange, Inc. 2.75% 12/1/20	8,512,000	8,676,685
Lazard Group LLC 4.25% 11/14/20	20,221,000	21,376,509
Merrill Lynch & Co., Inc. 6.875% 4/25/18	9,961,000	10,407,542
Moody's Corp. 2.75% 12/15/21	5,835,000	5,890,211
Morgan Stanley:
1.875% 1/5/18	25,133,000	25,175,877
2.125% 4/25/18	26,580,000	26,680,180
2.8% 6/16/20	40,000,000	40,680,600
3.75% 2/25/23	53,516,000	55,835,330
4.1% 5/22/23	20,000,000	20,953,520
4.875% 11/1/22	39,633,000	43,201,476
5% 11/24/25	6,349,000	6,940,022
5.625% 9/23/19	16,919,000	18,226,128
5.75% 1/25/21	26,624,000	29,639,541
7.3% 5/13/19	22,127,000	24,308,213
Thomson Reuters Corp. 3.85% 9/29/24	18,774,000	19,600,976
UBS AG Stamford Branch 1.375% 6/1/17	19,567,000	19,567,000
UBS Group Funding Ltd. 4.125% 9/24/25 (a)	27,816,000	29,102,295
		953,600,700
Consumer Finance - 1.0%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.5% 5/26/22	8,162,000	8,397,253
4.5% 5/15/21	5,650,000	6,000,006
5% 10/1/21	8,475,000	9,203,791
Discover Financial Services:
3.75% 3/4/25	20,000,000	19,917,160
3.85% 11/21/22	38,277,000	39,369,349
3.95% 11/6/24	16,412,000	16,680,205
5.2% 4/27/22	16,852,000	18,308,181
6.45% 6/12/17	16,773,000	16,789,320
Ford Motor Credit Co. LLC:
2.24% 6/15/18	29,329,000	29,416,107
2.875% 10/1/18	27,070,000	27,364,765
Hyundai Capital America:
2.125% 10/2/17 (a)	8,655,000	8,664,633
2.875% 8/9/18 (a)	12,509,000	12,625,134
Synchrony Financial:
1.875% 8/15/17	5,478,000	5,478,274
3% 8/15/19	8,044,000	8,158,571
3.75% 8/15/21	12,146,000	12,538,279
4.25% 8/15/24	12,226,000	12,522,260
		251,433,288
Diversified Financial Services - 0.4%
Brixmor Operating Partnership LP:
3.25% 9/15/23	36,362,000	35,968,309
3.85% 2/1/25	22,346,000	22,310,336
3.875% 8/15/22	17,670,000	18,239,486
4.125% 6/15/26	10,088,000	10,212,224
		86,730,355
Insurance - 2.1%
AIA Group Ltd. 2.25% 3/11/19 (a)	5,074,000	5,081,452
American International Group, Inc.:
2.3% 7/16/19	10,789,000	10,859,010
3.3% 3/1/21	11,928,000	12,283,478
3.875% 1/15/35	29,736,000	28,555,362
4.875% 6/1/22	26,181,000	28,795,880
Aon Corp. 5% 9/30/20	5,687,000	6,144,644
Great-West Life & Annuity Insurance Co. 3.7176% 5/16/46 (a)(b)	11,133,000	11,021,670
Hartford Financial Services Group, Inc. 5.125% 4/15/22	27,603,000	30,795,259
Liberty Mutual Group, Inc. 5% 6/1/21 (a)	23,174,000	25,284,966
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	13,119,000	14,270,953
Massachusetts Mutual Life Insurance Co. 4.5% 4/15/65 (a)	34,265,000	34,772,053
MetLife, Inc.:
1.903% 12/15/17 (b)	5,102,000	5,113,321
3.048% 12/15/22 (b)	21,302,000	21,808,583
4.75% 2/8/21	6,004,000	6,548,359
Metropolitan Life Global Funding I:
1.875% 6/22/18 (a)	22,959,000	23,015,778
3% 1/10/23 (a)	15,204,000	15,474,950
Pacific Life Insurance Co. 9.25% 6/15/39 (a)	11,401,000	18,445,609
Pacific LifeCorp:
5.125% 1/30/43 (a)	30,812,000	34,338,649
6% 2/10/20 (a)	20,895,000	22,754,676
Pricoa Global Funding I:
1.6% 5/29/18 (a)	4,564,000	4,565,885
5.375% 5/15/45 (b)	27,275,000	29,260,620
Prudential Financial, Inc.:
2.3% 8/15/18	3,901,000	3,929,680
7.375% 6/15/19	3,820,000	4,235,245
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (a)	29,603,000	33,152,696
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (a)	7,063,000	7,178,360
4.125% 11/1/24 (a)	10,239,000	10,633,550
Unum Group:
3.875% 11/5/25	25,368,000	25,911,484
5.625% 9/15/20	18,528,000	20,353,119
5.75% 8/15/42	40,693,000	47,689,347
		542,274,638

TOTAL FINANCIALS		3,525,224,140

HEALTH CARE - 1.7%
Biotechnology - 0.3%
AbbVie, Inc.:
2.9% 11/6/22	25,191,000	25,390,261
4.5% 5/14/35	36,362,000	37,554,310
		62,944,571
Health Care Equipment & Supplies - 0.0%
Becton, Dickinson & Co. 2.675% 12/15/19	6,576,000	6,656,207
Health Care Providers & Services - 0.1%
Medco Health Solutions, Inc. 4.125% 9/15/20	11,062,000	11,632,478
WellPoint, Inc. 3.3% 1/15/23	21,022,000	21,543,430
		33,175,908
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc. 2.4% 2/1/19	4,078,000	4,109,144
Pharmaceuticals - 1.3%
Actavis Funding SCS:
3% 3/12/20	22,207,000	22,690,735
3.45% 3/15/22	25,461,000	26,396,183
Allergan PLC:
1.875% 10/1/17	8,155,000	8,159,184
3.25% 10/1/22	15,000,000	15,345,930
Mylan N.V.:
2.5% 6/7/19	12,126,000	12,198,683
3.15% 6/15/21	24,804,000	25,270,985
3.95% 6/15/26	37,112,000	37,213,167
Perrigo Finance PLC:
3.5% 12/15/21	6,081,000	6,343,444
3.9% 12/15/24	19,061,000	19,471,993
4.9% 12/15/44	3,975,000	4,017,966
Shire Acquisitions Investments Ireland DAC 2.875% 9/23/23	50,000,000	49,560,300
Teva Pharmaceutical Finance Netherlands III BV:
2.2% 7/21/21	17,346,000	17,005,567
2.8% 7/21/23	27,416,000	26,598,126
3.15% 10/1/26	14,782,000	13,881,717
Zoetis, Inc.:
1.875% 2/1/18	3,884,000	3,886,237
3.25% 2/1/23	33,171,000	34,162,879
		322,203,096

TOTAL HEALTH CARE		429,088,926

INDUSTRIALS - 0.7%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc.:
3.8% 10/7/24 (a)	15,580,000	16,238,660
6.375% 6/1/19 (a)	9,485,000	10,269,912
		26,508,572
Airlines - 0.0%
Continental Airlines, Inc.:
6.545% 2/2/19	462,569	481,350
6.648% 9/15/17	146,023	147,848
6.795% 8/2/18	18,412	18,965
6.9% 1/2/18	44,744	45,353
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	521,577	532,009
8.36% 1/20/19	1,744,020	1,744,020
		2,969,545
Trading Companies & Distributors - 0.6%
Air Lease Corp.:
2.125% 1/15/18	11,932,000	11,958,847
2.625% 9/4/18	24,956,000	25,183,748
3.375% 6/1/21	12,831,000	13,231,443
3.75% 2/1/22	25,484,000	26,671,147
3.875% 4/1/21	22,238,000	23,312,451
4.25% 9/15/24	19,743,000	20,807,898
4.75% 3/1/20	19,421,000	20,685,598
		141,851,132
Transportation Infrastructure - 0.0%
BNSF Funding Trust I 6.613% 12/15/55 (b)	2,599,000	2,969,358

TOTAL INDUSTRIALS		174,298,607

INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA:
2.375% 12/17/18	4,946,000	4,984,816
6.55% 10/1/17	3,075,000	3,124,738
		8,109,554
Technology Hardware, Storage & Peripherals - 0.0%
Hewlett Packard Enterprise Co. 6.35% 10/15/45 (b)	3,986,000	4,279,569

TOTAL INFORMATION TECHNOLOGY		12,389,123

MATERIALS - 0.4%
Chemicals - 0.1%
The Dow Chemical Co.:
4.125% 11/15/21	19,768,000	21,123,591
4.25% 11/15/20	6,609,000	7,028,572
		28,152,163
Metals & Mining - 0.3%
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (a)(b)	10,050,000	10,869,075
6.75% 10/19/75 (a)(b)	24,962,000	28,298,671
Corporacion Nacional del Cobre de Chile (Codelco) 3.875% 11/3/21 (a)	22,911,000	24,081,403
Vale Overseas Ltd. 4.375% 1/11/22	22,000,000	22,378,400
		85,627,549

TOTAL MATERIALS		113,779,712

REAL ESTATE - 4.1%
Equity Real Estate Investment Trusts (REITs) - 2.2%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	4,816,000	4,851,277
4.6% 4/1/22	7,545,000	8,099,180
American Campus Communities Operating Partnership LP 3.75% 4/15/23	7,324,000	7,599,954
AvalonBay Communities, Inc. 3.625% 10/1/20	12,415,000	12,922,724
Boston Properties, Inc. 3.85% 2/1/23	10,817,000	11,388,019
Camden Property Trust:
2.95% 12/15/22	12,066,000	12,029,838
4.25% 1/15/24	20,255,000	21,344,294
Corporate Office Properties LP 5% 7/1/25	12,342,000	13,035,509
DDR Corp.:
3.625% 2/1/25	14,393,000	13,731,814
4.25% 2/1/26	9,452,000	9,315,277
4.625% 7/15/22	19,208,000	20,122,531
4.75% 4/15/18	21,321,000	21,719,447
Duke Realty LP:
3.625% 4/15/23	22,930,000	23,539,869
3.75% 12/1/24	9,068,000	9,353,370
3.875% 10/15/22	20,422,000	21,376,831
6.5% 1/15/18	12,019,000	12,385,580
6.75% 3/15/20	1,066,000	1,189,039
Equity One, Inc. 3.75% 11/15/22	30,646,000	31,875,272
ERP Operating LP:
2.375% 7/1/19	14,895,000	14,998,654
4.75% 7/15/20	31,427,000	33,641,535
Federal Realty Investment Trust 5.9% 4/1/20	3,969,000	4,377,041
Health Care REIT, Inc.:
2.25% 3/15/18	10,222,000	10,260,179
4.7% 9/15/17	3,736,000	3,766,646
HRPT Properties Trust 6.65% 1/15/18	3,483,000	3,501,655
Lexington Corporate Properties Trust 4.4% 6/15/24	7,941,000	7,964,863
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	29,828,000	30,684,093
4.5% 1/15/25	13,762,000	14,003,496
4.5% 4/1/27	73,646,000	73,561,602
4.75% 1/15/28	30,475,000	30,635,969
4.95% 4/1/24	7,519,000	7,863,551
5.25% 1/15/26	29,837,000	31,602,754
Retail Opportunity Investments Partnership LP:
4% 12/15/24	5,631,000	5,488,316
5% 12/15/23	4,225,000	4,413,558
Weingarten Realty Investors 3.375% 10/15/22	4,634,000	4,715,785
WP Carey, Inc. 4% 2/1/25	30,215,000	30,274,675
		567,634,197
Real Estate Management & Development - 1.9%
Brandywine Operating Partnership LP:
3.95% 2/15/23	28,049,000	28,384,971
4.1% 10/1/24	24,424,000	24,649,629
4.55% 10/1/29	23,929,000	24,242,877
4.95% 4/15/18	19,325,000	19,796,201
Digital Realty Trust LP:
3.4% 10/1/20	26,061,000	26,846,661
3.95% 7/1/22	17,850,000	18,784,108
4.75% 10/1/25	18,728,000	20,172,097
5.25% 3/15/21	10,656,000	11,598,342
Liberty Property LP:
3.375% 6/15/23	12,723,000	12,856,681
3.75% 4/1/25	17,751,000	18,097,358
4.125% 6/15/22	11,558,000	12,167,534
4.4% 2/15/24	32,513,000	34,556,572
4.75% 10/1/20	17,245,000	18,330,573
Mack-Cali Realty LP:
2.5% 12/15/17	17,302,000	17,344,788
3.15% 5/15/23	41,165,000	38,880,384
4.5% 4/18/22	7,126,000	7,300,644
Post Apartment Homes LP 3.375% 12/1/22	4,560,000	4,654,684
Tanger Properties LP:
3.125% 9/1/26	12,233,000	11,511,339
3.75% 12/1/24	17,037,000	17,178,646
3.875% 12/1/23	10,722,000	11,009,982
6.125% 6/1/20	24,577,000	26,988,692
Ventas Realty LP:
3.125% 6/15/23	6,397,000	6,396,987
3.5% 2/1/25	8,762,000	8,744,870
4.125% 1/15/26	8,443,000	8,742,786
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	15,576,000	15,603,242
4% 4/30/19	8,644,000	8,910,348
4.25% 3/1/22	5,600,000	5,938,621
Washington Prime Group LP 3.85% 4/1/20	20,000,000	20,214,440
		479,904,057

TOTAL REAL ESTATE		1,047,538,254

TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.5%
AT&T, Inc.:
2.45% 6/30/20	18,005,000	18,089,515
3% 6/30/22	46,645,000	46,911,343
3.4% 5/15/25	51,500,000	50,594,888
3.6% 2/17/23	32,901,000	33,660,125
5.875% 10/1/19	16,408,000	17,743,464
6.3% 1/15/38	40,737,000	47,373,342
BellSouth Capital Funding Corp. 7.875% 2/15/30	193,000	253,053
CenturyLink, Inc. 5.15% 6/15/17	1,983,000	1,983,000
Verizon Communications, Inc.:
2.625% 2/21/20	36,216,000	36,844,130
4.5% 9/15/20	64,976,000	69,638,678
5.012% 8/21/54	41,944,000	40,988,222
5.5% 3/16/47	18,182,000	19,775,325
		383,855,085
Wireless Telecommunication Services - 0.1%
America Movil S.A.B. de CV 3.125% 7/16/22	16,205,000	16,532,260

TOTAL TELECOMMUNICATION SERVICES		400,387,345

UTILITIES - 2.8%
Electric Utilities - 1.8%
American Electric Power Co., Inc.:
1.65% 12/15/17	10,104,000	10,103,798
2.95% 12/15/22	9,568,000	9,771,521
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (a)	15,117,000	16,973,277
6.4% 9/15/20 (a)	34,900,000	38,960,441
Edison International 3.75% 9/15/17	9,811,000	9,875,095
Eversource Energy:
1.45% 5/1/18	7,067,000	7,060,293
2.8% 5/1/23	32,099,000	32,288,705
Exelon Corp.:
1.55% 6/9/17	5,071,000	5,071,142
2.85% 6/15/20	7,468,000	7,608,981
FirstEnergy Corp.:
2.75% 3/15/18	61,557,000	61,918,832
4.25% 3/15/23	66,372,000	69,194,403
7.375% 11/15/31	30,718,000	40,964,573
FirstEnergy Solutions Corp. 6.05% 8/15/21	48,231,000	19,051,245
IPALCO Enterprises, Inc. 3.45% 7/15/20	42,035,000	42,665,525
LG&E and KU Energy LLC 3.75% 11/15/20	2,232,000	2,321,630
Nevada Power Co. 6.5% 5/15/18	15,159,000	15,866,183
NV Energy, Inc. 6.25% 11/15/20	7,075,000	7,934,075
Pennsylvania Electric Co. 6.05% 9/1/17	4,822,000	4,871,151
PG&E Corp. 2.4% 3/1/19	3,334,000	3,358,145
PPL Capital Funding, Inc. 3.4% 6/1/23	15,470,000	15,883,962
Progress Energy, Inc. 4.4% 1/15/21	40,776,000	43,487,889
TECO Finance, Inc. 5.15% 3/15/20	11,097,000	11,853,094
		477,083,960
Gas Utilities - 0.1%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	6,702,000	7,142,556
Texas Eastern Transmission LP 6% 9/15/17 (a)	12,691,000	12,849,244
		19,991,800
Independent Power and Renewable Electricity Producers - 0.1%
Emera U.S. Finance LP:
2.15% 6/15/19	5,956,000	5,958,716
2.7% 6/15/21	5,862,000	5,893,731
3.55% 6/15/26	9,377,000	9,370,539
		21,222,986
Multi-Utilities - 0.8%
Berkshire Hathaway Energy Co. 2% 11/15/18	29,001,000	29,080,695
Dominion Resources, Inc.:
3.4522% 9/30/66 (b)	66,502,000	57,191,720
3.9772% 6/30/66 (b)	7,991,000	7,551,495
NiSource Finance Corp.:
5.8% 2/1/42	11,523,000	13,769,040
5.95% 6/15/41	21,763,000	26,669,621
6.8% 1/15/19	1,039,000	1,115,270
Puget Energy, Inc.:
6% 9/1/21	26,400,000	29,582,177
6.5% 12/15/20	8,451,000	9,501,527
Sempra Energy 2.875% 10/1/22	9,886,000	9,933,354
Wisconsin Energy Corp. 3.2943% 5/15/67 (b)	13,102,000	12,225,476
		196,620,375

TOTAL UTILITIES		714,919,121

TOTAL NONCONVERTIBLE BONDS
(Cost $9,035,733,421)		9,356,641,323

U.S. Government and Government Agency Obligations - 32.5%
U.S. Treasury Inflation-Protected Obligations - 7.2%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45	$134,447,954	$128,718,086
0.875% 2/15/47	31,996,166	31,657,634
1% 2/15/46	83,755,716	85,374,486
1.375% 2/15/44	268,091,945	296,947,280
U.S. Treasury Inflation-Indexed Notes:
0.125% 7/15/24	368,242,340	366,451,436
0.125% 7/15/26	231,583,499	226,992,524
0.25% 1/15/25	25,733,250	25,609,859
0.375% 7/15/25	338,161,009	340,408,568
0.375% 1/15/27	124,111,162	124,004,215
0.625% 1/15/26	205,210,000	209,747,011

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		1,835,911,099

U.S. Treasury Obligations - 25.3%
U.S. Treasury Bonds:
3% 5/15/45	226,184,000	231,909,169
3% 11/15/45	197,310,000	202,157,907
3% 2/15/47	459,054,000	470,763,549
3% 5/15/47	170,250,000	174,692,504
U.S. Treasury Notes:
1% 5/15/18	96,174,000	95,971,169
1.25% 3/31/21	384,860,000	379,628,213
1.25% 10/31/21	890,411,000	873,124,553
1.375% 4/30/21	143,110,000	141,740,437
1.5% 5/15/20	253,710,000	254,175,812
1.75% 12/31/20	345,223,000	347,313,325
1.75% 5/31/22	517,720,000	517,598,854
1.875% 3/31/22	731,519,000	735,548,207
2% 12/31/21	766,143,000	775,240,948
2% 5/31/24	273,337,000	272,942,028
2% 11/15/26	147,524,000	144,919,316
2.125% 3/31/24	732,352,000	737,730,393
2.25% 2/15/27	80,240,000	80,468,844
2.375% 5/15/27	27,550,000	27,956,803

TOTAL U.S. TREASURY OBLIGATIONS		6,463,882,031

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $8,292,477,830)		8,299,793,130

U.S. Government Agency - Mortgage Securities - 22.3%
Fannie Mae - 12.8%
2.5% 11/1/42 to 4/1/43	16,240,047	15,837,853
2.571% 6/1/42 (b)	2,263,690	2,346,433
2.615% 10/1/35 (b)	39,259	40,720
2.695% 2/1/42 (b)	2,201,995	2,279,085
2.73% 7/1/34 (b)	105,333	109,670
2.75% 10/1/34 (b)	2,897	2,997
2.755% 1/1/35 (b)	398,866	412,045
2.773% 1/1/42 (b)	1,640,811	1,721,447
2.79% 2/1/33 (b)	22,014	22,715
2.798% 10/1/33 (b)	220,047	232,103
2.803% 6/1/36 (b)	185,794	194,418
2.815% 7/1/35 (b)	61,140	63,322
2.815% 9/1/36 (b)	75,000	78,415
2.833% 3/1/35 (b)	56,860	58,807
2.85% 10/1/33 (b)	38,370	39,562
2.862% 9/1/36 (b)	152,081	159,237
2.88% 1/1/35 (b)	1,728	1,799
2.882% 12/1/34 (b)	143,319	148,181
2.898% 6/1/36 (b)	480,992	507,611
2.919% 12/1/33 (b)	1,412,299	1,486,422
2.922% 10/1/33 (b)	47,545	49,165
2.932% 1/1/35 (b)	268,924	279,387
2.944% 11/1/40 (b)	811,497	856,058
2.954% 5/1/35 (b)	369,285	387,536
2.99% 12/1/34 (b)	8,753	9,180
3% 12/1/30 to 3/1/47	728,031,176	734,066,616
3% 6/1/32 (c)	95,400,000	98,366,349
3% 6/1/32 (c)	47,700,000	49,183,174
3% 6/1/32 (c)	47,700,000	49,183,174
3% 6/1/32 (c)	101,600,000	104,759,130
3% 6/1/32 (c)	52,875,000	54,519,085
3% 6/1/32 (c)	47,025,000	48,487,186
3% 6/1/32 (c)	40,700,000	41,965,518
3% 6/1/47 (c)	32,900,000	33,051,649
3.006% 5/1/36 (b)	269,180	283,122
3.019% 10/1/41 (b)	649,314	682,299
3.023% 9/1/41 (b)	1,249,140	1,313,194
3.03% 8/1/41 (b)	1,456,550	1,541,168
3.065% 9/1/41 (b)	546,123	580,651
3.083% 3/1/35 (b)	104,882	108,908
3.093% 7/1/34 (b)	398,764	423,975
3.13% 5/1/35 (b)	104,196	108,928
3.135% 3/1/33 (b)	147,859	154,934
3.17% 11/1/36 (b)	391,157	405,623
3.195% 4/1/37 (b)	130,882	134,882
3.25% 7/1/41 (b)	1,821,875	1,913,928
3.289% 7/1/37 (b)	204,339	216,021
3.309% 6/1/47 (b)	137,718	142,953
3.315% 3/1/37 (b)	56,423	59,317
3.33% 7/1/35 (b)	272,200	287,215
3.331% 3/1/40 (b)	652,399	686,892
3.335% 9/1/35 (b)	57,518	59,585
3.36% 9/1/36 (b)	342,571	361,880
3.384% 10/1/41 (b)	1,163,866	1,237,450
3.435% 12/1/39 (b)	320,754	334,043
3.463% 5/1/36 (b)	223,210	236,926
3.478% 12/1/40 (b)	15,956,691	16,770,904
3.5% 5/1/26 to 5/1/47 (c)	717,431,691	744,868,393
3.5% 6/1/47 (c)	100,000,000	103,203,120
3.5% 6/1/47 (c)	1,000,000	1,032,031
3.5% 6/1/47 (c)	99,500,000	102,687,104
3.5% 6/1/47 (c)	6,800,000	7,017,812
3.5% 6/1/47 (c)	36,350,000	37,514,334
3.5% 6/1/47 (c)	36,350,000	37,514,334
3.5% 6/1/47 (c)	58,100,000	59,961,013
3.567% 7/1/41 (b)	2,320,258	2,417,704
4% 9/1/24 to 2/1/47	444,873,381	472,206,715
4% 6/1/47 (c)	41,500,000	43,818,165
4% 6/1/47 (c)	37,900,000	40,017,071
4.5% 4/1/21 to 8/1/56	158,852,283	171,815,452
5% 3/1/18 to 8/1/56	63,649,631	70,383,865
5.255% 8/1/41	3,582,275	3,952,106
5.5% 10/1/17 to 6/1/40	12,890,762	14,325,240
6% 7/1/19 to 1/1/42	29,066,404	33,298,338
6.075% 7/1/37 (b)	36,616	37,749
6.309% 2/1/39	5,992,338	6,521,274
6.5% 6/1/17 to 8/1/39	41,784,420	48,323,966
7% 9/1/18 to 7/1/37	2,903,453	3,350,060
7.5% 11/1/22 to 2/1/32	1,323,594	1,540,375
8% 7/1/29 to 3/1/37	30,442	36,695
8.5% 12/1/19 to 9/1/25	2,260	2,537
9.5% 6/1/18 to 2/1/25	13,484	14,010
10.5% 8/1/20	776	805

TOTAL FANNIE MAE		3,274,811,115

Freddie Mac - 4.7%
2.424% 8/1/37 (b)	75,704	77,105
2.5% 7/1/31	9,443,694	9,566,167
2.748% 6/1/33 (b)	402,988	420,475
2.773% 1/1/36 (b)	139,790	144,578
2.82% 3/1/35 (b)	100,626	103,592
2.855% 3/1/36 (b)	417,215	432,411
2.915% 2/1/37 (b)	328,096	340,753
2.95% 3/1/37 (b)	36,662	37,964
2.951% 12/1/35 (b)	220,880	229,291
2.957% 1/1/35 (b)	28,576	30,078
2.962% 11/1/35 (b)	284,208	296,004
2.967% 5/1/37 (b)	58,410	60,561
2.97% 8/1/37 (b)	172,078	179,316
2.991% 3/1/35 (b)	1,835,749	1,942,336
2.995% 6/1/33 (b)	1,004,635	1,057,468
3% 10/1/28 to 10/1/46	225,301,300	229,236,108
3.017% 4/1/35 (b)	331,913	346,077
3.05% 6/1/37 (b)	62,778	65,533
3.091% 9/1/41 (b)	2,811,155	2,972,361
3.13% 3/1/36 (b)	366,075	382,831
3.158% 10/1/42 (b)	1,370,744	1,447,303
3.17% 6/1/36 (b)	45,953	47,819
3.219% 9/1/41 (b)	1,334,968	1,384,806
3.22% 4/1/41 (b)	1,232,324	1,307,565
3.248% 10/1/36 (b)	590,581	619,582
3.26% 6/1/37 (b)	53,033	56,034
3.274% 7/1/41 (b)	1,881,835	1,993,594
3.279% 6/1/41 (b)	1,582,880	1,663,512
3.287% 10/1/35 (b)	264,571	278,019
3.29% 6/1/37 (b)	340,318	360,118
3.295% 7/1/36 (b)	140,457	149,338
3.32% 4/1/37 (b)	80,517	85,229
3.349% 6/1/37 (b)	88,080	93,195
3.382% 12/1/40 (b)	8,751,028	9,168,097
3.421% 5/1/41 (b)	1,225,835	1,293,586
3.5% 6/1/27 to 9/1/46 (d)(e)	497,751,008	517,171,598
3.541% 3/1/33 (b)	6,885	7,292
3.614% 4/1/36 (b)	288,970	300,401
3.62% 5/1/41 (b)	1,718,108	1,811,165
3.648% 6/1/41 (b)	1,776,983	1,872,311
3.66% 11/1/35 (b)	137,286	145,341
3.742% 12/1/36 (b)	419,514	438,975
4% 6/1/33 to 4/1/46	243,757,326	258,735,506
4.079% 10/1/35 (b)	200,796	213,491
4.5% 6/1/25 to 7/1/44	56,575,584	61,267,780
5% 3/1/19 to 7/1/41	45,648,585	50,492,571
5.157% 4/1/38 (b)	273,356	290,639
5.5% 10/1/17 to 4/1/41	9,916,244	11,077,453
6% 6/1/17 to 12/1/37	4,786,084	5,427,820
6.5% 5/1/18 to 9/1/39	7,797,440	8,936,337
7% 6/1/21 to 9/1/36	2,551,301	2,959,614
7.5% 1/1/27 to 1/1/33	69,776	81,797
8% 6/1/17 to 1/1/37	76,708	91,193
8.5% 9/1/19 to 1/1/28	91,701	106,309
9% 10/1/20	67	71
9.5% 5/1/21 to 7/1/21	357	382
10% 2/1/20 to 11/1/20	135	143
11% 7/1/19 to 9/1/20	46	49

TOTAL FREDDIE MAC		1,189,297,044

Ginnie Mae - 4.8%
3% 4/15/42 to 3/20/47 (d)	402,834,893	410,724,071
3% 6/1/47 (c)	26,000,000	26,473,281
3.5% 11/15/40 to 6/20/46	323,599,916	338,666,703
3.5% 6/1/47 (c)	43,600,000	45,456,405
4% 2/15/39 to 8/15/43	120,388,336	128,867,510
4% 6/1/47 (c)	51,070,000	54,038,449
4% 7/1/47 (c)	22,600,000	23,878,310
4.5% 6/20/33 to 8/15/41	104,835,557	113,769,002
5% 12/15/32 to 9/15/41	46,756,994	52,258,056
5.5% 6/15/33 to 9/15/39	4,633,165	5,261,757
6% 10/15/30 to 5/15/40	7,678,482	8,888,863
6.5% 3/20/31 to 11/15/37	797,653	923,045
7% 10/15/22 to 3/15/33	3,541,532	4,156,314
7.5% 8/15/21 to 9/15/31	1,167,425	1,338,778
8% 11/15/17 to 11/15/29	375,767	428,414
8.5% 10/15/21 to 1/15/31	78,621	92,298
9% 8/15/19 to 1/15/23	2,382	2,551
9.5% 12/15/20 to 2/15/25	912	988
10.5% 11/15/17	94	94
11% 7/20/19 to 9/20/19	1,119	1,190

TOTAL GINNIE MAE		1,215,226,079

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $5,668,059,934)		5,679,334,238

Asset-Backed Securities - 0.7%
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 1.7286% 4/25/35 (b)	$562,768	$554,736
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 2.6736% 3/25/34 (b)	193,694	191,341
Airspeed Ltd. Series 2007-1A Class C1, 3.4891% 6/15/32 (a)(b)	2,954,619	945,478
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 2.0736% 12/25/33 (b)	29,697	28,686
Series 2004-R2 Class M3, 1.8486% 4/25/34 (b)	73,246	62,504
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.8036% 3/25/34 (b)	40,480	38,298
Series 2004-W11 Class M2, 2.0736% 11/25/34 (b)	403,523	401,167
Series 2004-W7 Class M1, 1.8486% 5/25/34 (b)	1,049,459	1,010,143
Series 2006-W4 Class A2C, 1.1836% 5/25/36 (b)	893,728	309,923
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.8156% 4/25/34 (b)	1,197,915	1,127,532
Series 2006-HE2 Class M1, 1.3936% 3/25/36 (b)	15,703	5,210
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 2.1486% 2/25/35 (b)	983,724	905,830
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (a)	45,566,500	46,401,370
Class AA, 2.487% 12/16/41 (a)	11,247,000	11,229,010
Capital Auto Receivables Asset Trust Series 2016-1 Class A3, 1.73% 4/20/20	26,922,000	26,964,951
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 1.1306% 12/25/36 (b)	1,471,000	1,130,385
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 2.4786% 4/25/34 (b)	44,246	41,654
Series 2004-4 Class M2, 1.8186% 6/25/34 (b)	68,417	67,998
Series 2004-7 Class AF5, 5.868% 1/25/35	3,436,965	3,496,294
Fannie Mae:
Series 2004-T5 Class AB3, 1.7186% 5/28/35 (b)	31,732	28,303
Series 2017-T1 Class A, 2.898% 6/25/27	58,800,000	59,046,666
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 3.1986% 8/25/34 (b)	126,308	121,007
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.8486% 3/25/34 (b)	2,091	1,813
Fremont Home Loan Trust Series 2005-A:
Class M3, 1.7586% 1/25/35 (b)	801,000	746,090
Class M4, 2.0436% 1/25/35 (b)	282,636	148,595
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 1.5687% 2/25/47 (a)(b)	640,192	606,861
GE Business Loan Trust Series 2006-2A:
Class A, 1.1691% 11/15/34 (a)(b)	418,993	398,584
Class B, 1.2691% 11/15/34 (a)(b)	151,481	141,592
Class C, 1.3691% 11/15/34 (a)(b)	251,264	232,730
Class D, 1.7391% 11/15/34 (a)(b)	95,517	86,671
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (a)	134,399	10,375
Home Equity Asset Trust:
Series 2003-2 Class M1, 2.3106% 8/25/33 (b)	189,804	186,867
Series 2003-3 Class M1, 2.3136% 8/25/33 (b)	296,956	289,236
Series 2003-5 Class A2, 1.6906% 12/25/33 (b)	27,804	26,901
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 1.1806% 1/25/37 (b)	1,265,907	904,494
KeyCorp Student Loan Trust Series 2006-A Class 2C, 2.3029% 3/27/42 (b)	2,867,000	1,957,249
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 1.2906% 5/25/37 (b)	225,070	4,412
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.7736% 7/25/34 (b)	79,832	75,287
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.9986% 7/25/34 (b)	118,350	113,194
Series 2006-FM1 Class A2B, 1.1336% 4/25/37 (b)	2,323	1,266
Series 2006-OPT1 Class A1A, 1.5436% 6/25/35 (b)	1,081,667	1,048,058
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 1.7036% 8/25/34 (b)	48,462	43,669
Series 2005-NC1 Class M1, 1.6836% 1/25/35 (b)	118,955	110,936
Series 2005-NC2 Class B1, 2.7786% 3/25/35 (b)	109,160	4,016
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1.5336% 9/25/35 (b)	1,164,000	1,137,619
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.8656% 9/25/34 (b)	399,716	397,453
Class M4, 3.1656% 9/25/34 (b)	558,000	364,386
Series 2005-WCH1 Class M4, 2.2686% 1/25/36 (b)	1,245,000	1,232,032
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.8236% 4/25/33 (b)	4,173	3,780
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.8186% 3/25/35 (b)	435,948	417,830
SLM Private Credit Student Loan Trust Series 2004-A Class C, 2.0812% 6/15/33 (b)	196,498	195,590
SLM Student Loan Trust Series 2007-5 Class A5, 1.2362% 1/25/24 (b)	16,747,794	16,724,614
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 2.7486% 9/25/34 (b)	18,803	17,322
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.8506% 9/25/34 (b)	115,176	107,949
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 1.5651% 4/6/42 (a)(b)	2,300,000	1,173,000
TOTAL ASSET-BACKED SECURITIES
(Cost $173,871,150)		183,018,957

Collateralized Mortgage Obligations - 2.9%
Private Sponsor - 0.0%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 1.5836% 1/25/35 (b)	518,488	519,039
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 3.0249% 10/25/34 (b)	133,138	131,646
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 3.0722% 8/25/36 (b)	367,211	339,078
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1.1517% 2/25/37 (b)	378,522	362,351
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 1.2806% 7/25/35 (b)	461,929	451,804
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 3.3394% 6/10/35 (a)(b)	197,147	189,610
Class B6, 3.8394% 6/10/35 (a)(b)	184,172	110,618
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 2.1999% 7/20/34 (b)	16,087	15,810
Structured Asset Securities Corp. Series 2003-15A Class 4A, 3.368% 4/25/33 (b)	24,445	24,575

TOTAL PRIVATE SPONSOR		2,144,531

U.S. Government Agency - 2.9%
Fannie Mae:
floater:
Series 2002-18 Class FD, 1.8236% 2/25/32 (b)	52,466	53,257
Series 2002-39 Class FD, 1.9991% 3/18/32 (b)	90,138	91,954
Series 2002-60 Class FV, 2.0236% 4/25/32 (b)	110,043	112,246
Series 2002-63 Class FN, 2.0236% 10/25/32 (b)	148,913	151,826
Series 2002-7 Class FC, 1.7736% 1/25/32 (b)	53,982	54,760
Series 2002-94 Class FB, 1.4236% 1/25/18 (b)	13,586	13,594
Series 2003-118 Class S, 7.0764% 12/25/33 (b)(f)(g)	1,756,456	425,644
Series 2006-104 Class GI, 5.6564% 11/25/36 (b)(f)(g)	1,304,660	242,394
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	65,615	70,112
Series 1993-207 Class H, 6.5% 11/25/23	930,415	1,018,731
Series 1996-28 Class PK, 6.5% 7/25/25	287,701	315,971
Series 1999-17 Class PG, 6% 4/25/29	814,262	901,613
Series 1999-32 Class PL, 6% 7/25/29	785,583	870,448
Series 1999-33 Class PK, 6% 7/25/29	522,460	579,976
Series 2001-52 Class YZ, 6.5% 10/25/31	64,703	74,722
Series 2003-28 Class KG, 5.5% 4/25/23	526,927	563,801
Series 2004-21 Class QE, 4.5% 11/25/32	13,555	13,607
Series 2005-102 Class CO 11/25/35 (h)	447,567	403,470
Series 2005-73 Class SA, 14.8887% 8/25/35 (b)(g)	156,875	196,572
Series 2005-81 Class PC, 5.5% 9/25/35	946,559	1,051,418
Series 2006-12 Class BO 10/25/35 (h)	1,968,491	1,773,177
Series 2006-37 Class OW 5/25/36 (h)	192,851	171,034
Series 2006-45 Class OP 6/25/36 (h)	592,459	520,184
Series 2006-62 Class KP 4/25/36 (h)	935,590	826,917
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	159,907	184,982
Series 1999-25 Class Z, 6% 6/25/29	622,884	698,356
Series 2001-20 Class Z, 6% 5/25/31	862,163	950,788
Series 2001-31 Class ZC, 6.5% 7/25/31	472,191	537,436
Series 2002-16 Class ZD, 6.5% 4/25/32	247,930	286,519
Series 2002-74 Class SV, 6.5264% 11/25/32 (b)(f)	1,117,822	186,747
Series 2012-17 Class BC, 3.5% 3/25/27	6,046,240	6,353,746
Series 2012-67 Class AI, 4.5% 7/25/27 (f)	2,928,941	315,455
Series 06-116 Class SG, 5.6164% 12/25/36 (b)(f)(g)	878,799	185,249
Series 07-40 Class SE, 5.4164% 5/25/37 (b)(f)(g)	501,559	99,204
Series 1993-165 Class SH, 16.9046% 9/25/23 (b)(g)	38,337	48,545
Series 2003-21 Class SK, 7.0764% 3/25/33 (b)(f)(g)	131,241	27,753
Series 2003-35 Class TQ, 6.4764% 5/25/18 (b)(f)(g)	18,922	424
Series 2005-72 Class ZC, 5.5% 8/25/35	6,079,198	6,695,779
Series 2005-79 Class ZC, 5.9% 9/25/35	1,973,865	2,274,986
Series 2007-57 Class SA, 34.4786% 6/25/37 (b)(g)	421,678	843,449
Series 2007-66:
Class SA, 33.4586% 7/25/37 (b)(g)	631,651	1,259,577
Class SB, 33.4586% 7/25/37 (b)(g)	271,346	482,458
Series 2008-12 Class SG, 5.3264% 3/25/38 (b)(f)(g)	3,389,573	577,226
Series 2009-114 Class AI, 5% 12/25/23 (f)	61,013	130
Series 2009-16 Class SA, 5.2264% 3/25/24 (b)(f)(g)	4,576	57
Series 2009-76 Class MI, 5.5% 9/25/24 (f)	70,100	1,631
Series 2009-85 Class IB, 4.5% 8/25/24 (f)	241,045	11,927
Series 2009-93 Class IC, 4.5% 9/25/24 (f)	350,162	16,658
Series 2010-112 Class SG, 5.3364% 6/25/21 (b)(f)(g)	241,691	9,797
Series 2010-12 Class AI, 5% 12/25/18 (f)	454,693	8,287
Series 2010-135 Class LS, 5.0264% 12/25/40 (b)(f)(g)	3,186,825	514,343
Series 2010-139 Class NI, 4.5% 2/25/40 (f)	2,988,163	335,688
Series 2010-150 Class ZC, 4.75% 1/25/41	6,883,514	7,695,210
Series 2010-17 Class DI, 4.5% 6/25/21 (f)	184,966	6,194
Series 2010-23:
Class AI, 5% 12/25/18 (f)	145,887	2,239
Class HI, 4.5% 10/25/18 (f)	152,405	3,098
Series 2010-29 Class LI, 4.5% 6/25/19 (f)	422,735	7,533
Series 2010-95 Class ZC, 5% 9/25/40	14,769,524	16,610,741
Series 2010-97 Class CI, 4.5% 8/25/25 (f)	878,847	53,739
Series 2011-110 Class SA, 5.5864% 4/25/41 (b)(f)(g)	5,084,670	743,946
Series 2011-112 Class SA, 5.5264% 11/25/41 (b)(f)(g)	4,805,518	845,997
Series 2011-123 Class SD, 5.5764% 8/25/39 (b)(f)(g)	4,385,753	592,167
Series 2011-39 Class ZA, 6% 11/25/32	2,203,596	2,499,884
Series 2011-4 Class PZ, 5% 2/25/41	2,846,234	3,279,621
Series 2011-67 Class AI, 4% 7/25/26 (f)	914,810	87,460
Series 2011-83 Class DI, 6% 9/25/26 (f)	1,327,467	137,987
Series 2012-100 Class WI, 3% 9/25/27 (f)	7,792,217	734,563
Series 2012-14 Class JS, 5.6264% 12/25/30 (b)(f)(g)	2,846,493	373,756
Series 2012-47 Class SD, 5.4264% 5/25/42 (b)(f)(g)	10,072,210	1,919,554
Series 2012-9 Class SH, 5.5264% 6/25/41 (b)(f)(g)	3,933,600	584,644
Series 2013-133 Class IB, 3% 4/25/32 (f)	5,246,531	504,146
Series 2013-51 Class GI, 3% 10/25/32 (f)	6,636,912	725,809
Series 2013-N1 Class A, 5.6964% 6/25/35 (b)(f)(g)	2,697,941	504,581
Series 2015-42:
Class IL, 6% 6/25/45 (f)	9,902,074	2,307,159
Class LS, 5.1764% 6/25/45 (b)(f)(g)	10,452,780	1,698,007
Series 2015-70 Class JC, 3% 10/25/45	14,452,772	14,831,522
Series 2016-78 Class CS, 5.0764% 5/25/39 (b)(f)(g)	19,951,105	3,440,566
Series 2017-30 Class AI, 5.5% 5/25/47	5,052,626	1,129,492
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339:
Class 29, 5.5% 8/25/18 (f)	37,891	506
Class 5, 5.5% 7/25/33 (f)	472,373	89,167
Series 343 Class 16, 5.5% 5/25/34 (f)	403,866	73,107
Series 348 Class 14, 6.5% 8/25/34 (b)(f)	293,240	68,811
Series 351:
Class 12, 5.5% 4/25/34 (b)(f)	190,559	31,207
Class 13, 6% 3/25/34 (f)	256,884	51,229
Series 359 Class 19, 6% 7/25/35 (b)(f)	172,459	32,827
Series 384 Class 6, 5% 7/25/37 (f)	2,136,719	374,624
Freddie Mac:
floater:
Series 2412 Class FK, 1.7891% 1/15/32 (b)	39,761	40,355
Series 2423 Class FA, 1.8891% 3/15/32 (b)	56,996	58,002
Series 2424 Class FM, 1.9891% 3/15/32 (b)	63,427	64,639
Series 2432:
Class FE, 1.8891% 6/15/31 (b)	106,060	107,818
Class FG, 1.8891% 3/15/32 (b)	33,501	34,070
Series 3346 Class FA, 1.2191% 2/15/19 (b)	66,011	66,019
floater target amortization class Series 3366 Class FD, 1.2391% 5/15/37 (b)	2,435,222	2,430,238
planned amortization class:
Series 2006-15 Class OP 3/25/36 (h)	1,701,636	1,534,356
Series 2095 Class PE, 6% 11/15/28	894,328	993,278
Series 2101 Class PD, 6% 11/15/28	87,691	94,496
Series 2121 Class MG, 6% 2/15/29	375,073	416,693
Series 2131 Class BG, 6% 3/15/29	2,544,703	2,831,417
Series 2137 Class PG, 6% 3/15/29	407,666	450,242
Series 2154 Class PT, 6% 5/15/29	634,518	706,649
Series 2162 Class PH, 6% 6/15/29	151,213	166,300
Series 2520 Class BE, 6% 11/15/32	803,789	870,816
Series 2585 Class KS, 6.6109% 3/15/23 (b)(f)(g)	47,390	4,419
Series 2693 Class MD, 5.5% 10/15/33	2,205,668	2,472,832
Series 2802 Class OB, 6% 5/15/34	1,516,404	1,668,873
Series 2937 Class KC, 4.5% 2/15/20	1,140,425	1,163,225
Series 2962 Class BE, 4.5% 4/15/20	1,411,186	1,452,669
Series 3002 Class NE, 5% 7/15/35	2,305,879	2,517,729
Series 3110 Class OP 9/15/35 (h)	1,096,478	1,015,179
Series 3119 Class PO 2/15/36 (h)	1,949,502	1,734,417
Series 3121 Class KO 3/15/36 (h)	340,987	303,516
Series 3123 Class LO 3/15/36 (h)	1,104,991	977,596
Series 3145 Class GO 4/15/36 (h)	1,063,495	940,309
Series 3189 Class PD, 6% 7/15/36	2,238,717	2,554,814
Series 3225 Class EO 10/15/36 (h)	623,757	547,608
Series 3258 Class PM, 5.5% 12/15/36	1,068,814	1,183,668
Series 3415 Class PC, 5% 12/15/37	832,913	908,823
Series 3786 Class HI, 4% 3/15/38 (f)	2,800,295	233,277
Series 3806 Class UP, 4.5% 2/15/41	5,946,896	6,358,143
Series 3832 Class PE, 5% 3/15/41	5,254,507	5,891,095
sequential payer:
Series 2135 Class JE, 6% 3/15/29	183,090	203,898
Series 2274 Class ZM, 6.5% 1/15/31	205,163	233,992
Series 2281 Class ZB, 6% 3/15/30	506,537	544,682
Series 2303 Class ZV, 6% 4/15/31	204,176	227,770
Series 2357 Class ZB, 6.5% 9/15/31	1,552,866	1,793,065
Series 2502 Class ZC, 6% 9/15/32	437,158	475,739
Series 2519 Class ZD, 5.5% 11/15/32	715,726	770,409
Series 2546 Class MJ, 5.5% 3/15/23	328,011	346,614
Series 2601 Class TB, 5.5% 4/15/23	155,570	166,766
Series 2998 Class LY, 5.5% 7/15/25	473,224	512,242
Series 3871 Class KB, 5.5% 6/15/41	5,283,000	6,196,112
Series 06-3115 Class SM, 5.6109% 2/15/36 (b)(f)(g)	742,761	149,985
Series 2013-4281 Class AI, 4% 12/15/28 (f)	9,505,107	847,466
Series 2844:
Class SC, 40.3708% 8/15/24 (b)(g)	18,708	27,531
Class SD, 73.5916% 8/15/24 (b)(g)	27,522	53,479
Series 2933 Class ZM, 5.75% 2/15/35	3,904,910	4,560,889
Series 2935 Class ZK, 5.5% 2/15/35	7,993,870	9,023,862
Series 2947 Class XZ, 6% 3/15/35	2,807,146	3,131,034
Series 2996 Class ZD, 5.5% 6/15/35	3,127,654	3,582,855
Series 3055 Class CS, 5.6009% 10/15/35 (b)(f)	1,057,289	208,496
Series 3237 Class C, 5.5% 11/15/36	4,755,908	5,406,559
Series 3244 Class SG, 5.6709% 11/15/36 (b)(f)(g)	2,506,460	487,375
Series 3284 Class CI, 5.1309% 3/15/37 (b)(f)	5,643,271	1,058,393
Series 3287 Class SD, 5.7609% 3/15/37 (b)(f)(g)	3,706,041	759,272
Series 3297 Class BI, 5.7709% 4/15/37 (b)(f)(g)	5,483,533	1,152,136
Series 3336 Class LI, 5.5909% 6/15/37 (b)(f)	1,746,840	306,584
Series 3772 Class BI, 4.5% 10/15/18 (f)	550,609	10,826
Series 3949 Class MK, 4.5% 10/15/34	1,645,220	1,767,510
Series 4055 Class BI, 3.5% 5/15/31 (f)	4,776,481	482,137
Series 4149 Class IO, 3% 1/15/33 (f)	2,887,143	366,860
Series 4314 Class AI, 5% 3/15/34 (f)	1,883,285	240,712
Series 4427 Class LI, 3.5% 2/15/34 (f)	8,222,824	990,118
Series 4471 Class PA 4% 12/15/40	20,017,285	21,026,599
target amortization class Series 2156 Class TC, 6.25% 5/15/29	501,652	541,622
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1.8891% 2/15/24 (b)	202,687	204,811
sequential payer:
Series 2043 Class ZH, 6% 4/15/28	327,797	363,763
Series 2056 Class Z, 6% 5/15/28	707,154	784,693
Freddie Mac Multi-family Structured pass-thru certificates Series 4386 Class AZ, 4.5% 11/15/40	15,472,510	16,562,672
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 5.6976% 6/16/37 (b)(f)(g)	1,079,150	219,663
Series 2010-H03 Class FA, 1.5328% 3/20/60 (b)(i)	13,243,512	13,264,888
Series 2010-H17 Class FA, 1.3128% 7/20/60 (b)(i)	1,454,792	1,444,184
Series 2010-H18 Class AF, 1.13% 9/20/60 (b)(i)	1,823,027	1,808,340
Series 2010-H19 Class FG, 1.13% 8/20/60 (b)(i)	2,012,312	1,999,490
Series 2010-H27 Series FA, 1.21% 12/20/60 (b)(i)	3,683,981	3,663,080
Series 2011-H05 Class FA, 1.33% 12/20/60 (b)(i)	5,691,650	5,692,417
Series 2011-H07 Class FA, 1.4828% 2/20/61 (b)(i)	11,258,478	11,259,283
Series 2011-H12 Class FA, 1.4728% 2/20/61 (b)(i)	14,794,375	14,791,518
Series 2011-H13 Class FA, 1.33% 4/20/61 (b)(i)	5,288,911	5,289,652
Series 2011-H14:
Class FB, 1.33% 5/20/61 (b)(i)	6,975,563	6,965,219
Class FC, 1.33% 5/20/61 (b)(i)	5,589,078	5,584,690
Series 2011-H17 Class FA, 1.36% 6/20/61 (b)(i)	7,238,964	7,246,032
Series 2011-H21 Class FA, 1.43% 10/20/61 (b)(i)	8,202,344	8,228,086
Series 2012-H01 Class FA, 1.53% 11/20/61 (b)(i)	7,058,218	7,097,045
Series 2012-H03 Class FA, 1.53% 1/20/62 (b)(i)	4,539,249	4,564,317
Series 2012-H06 Class FA, 1.46% 1/20/62 (b)(i)	6,757,961	6,779,989
Series 2012-H07 Class FA, 1.46% 3/20/62 (b)(i)	4,240,194	4,258,185
Series 2012-H21 Class DF, 1.48% 5/20/61 (b)(i)	5,631,963	5,645,982
Series 2012-H23 Class WA, 1.35% 10/20/62 (b)(i)	1,108,059	1,108,984
Series 2012-H26, Class CA, 1.36% 7/20/60 (b)(i)	13,186,488	13,219,052
Series 2013-H07 Class BA, 1.19% 3/20/63 (b)(i)	1,336,690	1,327,987
Series 2014-H03 Class FA, 1.5828% 1/20/64 (b)(i)	6,634,729	6,656,877
Series 2014-H05 Class FB, 1.5828% 12/20/63 (b)(i)	17,330,803	17,365,610
Series 2014-H11 Class BA, 1.4828% 6/20/64 (b)(i)	5,517,346	5,509,261
Series 2015-H07 Class FA, 0.3% 3/20/65 (b)(i)	17,582,022	17,580,048
Series 2015-H13 Class FL, 1.2628% 5/20/63 (b)(i)	12,041,521	12,038,035
Series 2015-H19 Class FA, 1.1828% 4/20/63 (b)(i)	16,237,028	16,219,893
planned amortization class:
Series 1993-13 Class PD, 6% 5/20/29	899,541	1,014,403
Series 1997-8 Class PE, 7.5% 5/16/27	388,726	450,719
Series 2011-136 Class WI, 4.5% 5/20/40 (f)	2,120,171	251,933
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34	3,539,065	3,908,688
Series 2010-160 Class DY, 4% 12/20/40	21,465,151	22,922,834
Series 2010-170 Class B, 4% 12/20/40	4,851,985	5,181,386
Series 2013-H06 Class HA, 1.65% 1/20/63 (i)	25,757,338	25,702,885
Series 2016-H04 Class FE, 1.6328% 11/20/65 (b)(i)	30,756,719	30,869,068
Series 2004-32 Class GS, 5.5076% 5/16/34 (b)(f)(g)	581,351	107,527
Series 2004-73 Class AL, 6.2076% 8/17/34 (b)(f)(g)	702,713	159,029
Series 2007-35 Class SC, 34.2454% 6/16/37 (b)(g)	44,748	82,435
Series 2010-14 Class SN, 4.9576% 2/16/40 (b)(f)(g)	4,297,917	673,567
Series 2010-H10 Class FA, 1.3128% 5/20/60 (b)(i)	4,689,539	4,655,848
Series 2011-94 Class SA, 5.1072% 7/20/41 (b)(f)(g)	2,187,390	365,595
Series 2012-76 Class GS, 5.7076% 6/16/42 (b)(f)(g)	2,178,113	413,273
Series 2013-124:
Class ES, 7.343% 4/20/39 (b)(g)	6,863,983	7,246,074
Class ST, 7.4763% 8/20/39 (b)(g)	14,844,141	16,018,844
Series 2015-H13 Class HA, 2.5% 8/20/64 (i)	57,118,653	57,693,341
Series 2015-H17:
Class GZ, 4.4347% 5/20/65 (b)(i)	1,735,598	1,853,543
Class HA, 2.5% 5/20/65 (i)	45,975,340	46,449,594
Series 2015-H21:
Class HA, 2.5% 6/20/63 (i)	1,379,148	1,391,685
Class JA, 2.5% 6/20/65 (i)	31,270,604	31,570,839
Series 2017-H06 Class FA, 1.17% 8/20/66 (b)(i)	32,345,480	32,401,955

TOTAL U.S. GOVERNMENT AGENCY		722,021,698

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $724,239,035)		724,166,229

Commercial Mortgage Securities - 1.0%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.7316% 2/14/43 (b)(f)	134,509	1,433
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 2.2986% 12/25/33 (a)(b)	12,593	11,718
Series 2005-4A:
Class A2, 1.4136% 1/25/36 (a)(b)	494,739	457,955
Class B1, 2.4236% 1/25/36 (a)(b)	14,904	11,896
Class M1, 1.4736% 1/25/36 (a)(b)	159,531	142,747
Class M2, 1.4936% 1/25/36 (a)(b)	32,291	28,655
Class M3, 1.5236% 1/25/36 (a)(b)	69,963	57,625
Class M4, 1.6336% 1/25/36 (a)(b)	26,140	23,045
Class M5, 1.6736% 1/25/36 (a)(b)	26,140	19,910
Class M6, 1.7236% 1/25/36 (a)(b)	27,678	21,221
Series 2006-3A Class M4, 1.4206% 10/25/36 (a)(b)	14,394	11,228
Series 2007-1 Class A2, 1.2606% 3/25/37 (a)(b)	329,430	292,172
Series 2007-2A:
Class A1, 1.2517% 7/25/37 (a)(b)	724,431	662,702
Class A2, 1.3017% 7/25/37 (a)(b)	678,681	620,368
Class M1, 1.3517% 7/25/37 (a)(b)	207,952	161,454
Class M2, 1.3917% 7/25/37 (a)(b)	108,513	83,855
Class M3, 1.4717% 7/25/37 (a)(b)	85,000	66,387
Series 2007-3:
Class A2, 1.2717% 7/25/37 (a)(b)	294,022	246,522
Class M1, 1.2917% 7/25/37 (a)(b)	116,916	91,924
Class M2, 1.3217% 7/25/37 (a)(b)	124,640	94,827
Class M3, 1.3517% 7/25/37 (a)(b)	201,075	149,622
Class M4, 1.4817% 7/25/37 (a)(b)	352,879	240,474
Class M5, 1.5817% 7/25/37 (a)(b)	115,937	61,958
Series 2007-4A Class M1, 1.9406% 9/25/37 (a)(b)	21,394	7,384
Series 2006-3A, Class IO, 0% 10/25/36 (a)(b)(f)	8,054,786	1
Bear Stearns Commercial Mortgage Securities Trust sequential payer Series 2007-PW18 Class A4, 5.7% 6/11/50	15,364,466	15,494,656
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class DPA, 3.9939% 12/15/27 (a)(b)	9,115,143	9,155,190
Credit Suisse Commercial Mortgage Trust Series 2007-C5 Class A4, 5.695% 9/15/40 (b)	7,213,453	7,218,987
CSMC Series 2015-TOWN:
Class B, 2.8939% 3/15/28 (a)(b)	4,988,000	4,983,961
Class C, 3.2439% 3/15/28 (a)(b)	4,859,000	4,856,823
Class D, 4.1939% 3/15/28 (a)(b)	7,352,000	7,352,002
Freddie Mac Series K723 Class A1, 2.292% 4/25/23	11,181,837	11,254,138
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.4949% 12/15/34 (a)(b)	25,600,000	26,232,878
Class CFX, 3.4949% 12/15/34 (a)(b)	21,481,000	21,890,245
Class DFX, 3.3822% 12/15/34 (a)(b)	18,206,000	18,508,189
GS Mortgage Securities Corp. Trust:
Series 2013-XA1, 1.4526% 1/10/30 (a)(b)(f)	123,825,712	571,753
Series 2013-XB1, 0.7741% 1/10/30 (a)(b)(f)	120,531,000	285,454
JPMorgan Chase Commercial Mortgage Securities Trust:
sequential payer Series 2007-LD11 Class A4, 6.004% 6/15/49 (b)	356,193	355,864
Series 2007-CB20 Class A1A, 5.746% 2/12/51	35,958,598	36,111,063
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 6.2056% 7/15/44 (b)	196,399	196,496
LB-UBS Commercial Mortgage Trust:
Series 2007-C6 Class A4, 5.858% 7/15/40 (b)	233,667	233,646
Series 2007-C7 Class A3, 5.866% 9/15/45	34,873,534	35,180,536
Merrill Lynch Mortgage Trust:
Series 2007-C1 Class A4, 6.0269% 6/12/50 (b)	2,044,850	2,042,449
Series 2008-C1 Class A4, 5.69% 2/12/51	1,908,360	1,923,315
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer Series 2007-9 Class A4, 5.7% 9/12/49	116,834	117,308
Series 2007-8 Class A3, 6.0659% 8/12/49 (b)	317,205	316,912
MSCG Trust Series 2016-SNR:
Class A, 3.4596% 11/15/34 (a)(b)	25,328,000	25,512,816
Class B, 4.181% 11/15/34 (a)	8,939,000	9,017,030
Class C, 5.205% 11/15/34 (a)	6,271,000	6,343,498
Wachovia Bank Commercial Mortgage Trust sequential payer Series 2007-C33 Class A5, 6.179% 2/15/51 (b)	11,200,969	11,199,327
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $260,268,439)		259,921,619

Municipal Securities - 2.0%
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	$4,580,000	$6,630,970
7.5% 4/1/34	18,570,000	26,739,500
7.6% 11/1/40	39,105,000	60,057,850
7.625% 3/1/40	9,470,000	14,261,631
Chicago Gen. Oblig. (Taxable Proj.):
Series 2008 B, 5.63% 1/1/22	5,105,000	5,145,942
Series 2010 C1, 7.781% 1/1/35	28,545,000	29,576,331
Series 2012 B, 5.432% 1/1/42	7,305,000	5,959,857
Series 2014 B, 6.314% 1/1/44	33,980,000	30,644,183
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18	10,208,000	10,264,961
4.95% 6/1/23	21,305,000	21,749,635
5.1% 6/1/33	126,140,000	113,668,538
Series 2010-1, 6.63% 2/1/35	21,560,000	21,676,640
Series 2010-3:
5.547% 4/1/19	655,000	683,486
6.725% 4/1/35	31,715,000	32,486,626
7.35% 7/1/35	14,750,000	15,665,090
Series 2011:
5.665% 3/1/18	26,580,000	27,121,169
5.877% 3/1/19	70,360,000	73,689,435
Series 2013:
2.69% 12/1/17	6,955,000	6,951,244
3.14% 12/1/18	7,215,000	7,229,358
TOTAL MUNICIPAL SECURITIES
(Cost $515,366,594)		510,202,446

Foreign Government and Government Agency Obligations - 0.2%
Brazilian Federative Republic: (Cost $52,791,827)	$	$
4.25% 1/7/25	26,790,000	26,522,100
5.625% 1/7/41	27,107,000	26,429,325
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $52,791,827)		52,951,425

Bank Notes - 1.1%
Capital One NA:
1.65% 2/5/18	$25,752,000	$25,745,227
2.95% 7/23/21	31,087,000	31,386,337
Discover Bank:
(Delaware) 3.2% 8/9/21	37,401,000	38,291,593
3.1% 6/4/20	34,762,000	35,491,654
8.7% 11/18/19	3,837,000	4,351,569
JPMorgan Chase Bank 6% 10/1/17	6,068,000	6,156,538
KeyBank NA:
1.65% 2/1/18	16,646,000	16,660,033
6.95% 2/1/28	3,200,000	4,041,267
RBS Citizens NA 2.5% 3/14/19	13,902,000	14,020,264
Regions Bank 7.5% 5/15/18	55,802,000	58,735,623
UBS AG Stamford Branch 1.8% 3/26/18	39,521,000	39,576,171
Wachovia Bank NA 6% 11/15/17	6,320,000	6,446,817
TOTAL BANK NOTES
(Cost $275,999,371)		280,903,093
	Shares	Value

Money Market Funds - 4.0%
Fidelity Cash Central Fund, 0.86% (j)
(Cost $1,025,375,787)	1,025,198,544	1,025,403,584
TOTAL INVESTMENT PORTFOLIO - 103.4%
(Cost $26,024,183,388)		26,372,336,044
NET OTHER ASSETS (LIABILITIES) - (3.4)%		(858,922,486)
NET ASSETS - 100%		$25,513,413,558

TBA Sale Commitments
	Principal Amount	Value
Fannie Mae
3% 6/1/32	$(10,600,000)	$(10,929,594)
3.5% 6/1/47	(38,100,000)	(39,320,389)
3.5% 6/1/47	(82,950,000)	(85,606,988)
3.5% 6/1/47	(41,475,000)	(42,803,494)
3.5% 6/1/47	(41,475,000)	(42,803,494)
3.5% 6/1/47	(91,500,000)	(94,430,855)
3.5% 6/1/47	(47,600,000)	(49,124,685)
3.5% 6/1/47	(42,400,000)	(43,758,123)
4% 6/1/47	(13,600,000)	(14,359,688)
4% 6/1/47	(2,100,000)	(2,217,305)
TOTAL TBA SALE COMMITMENTS
(Proceeds $424,971,214)		$(425,354,615)

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
95 CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	Sept. 2017	15,686,875	$155,029
TOTAL PURCHASED			155,029
Sold
Treasury Contracts
925 CBOT 10-Year U.S. Treasury Note Contracts (United States)	Sept. 2017	116,824,609	(392,078)
392 CBOT 2-Year U.S. Treasury Note Contracts (United States)	Sept. 2017	84,861,875	(19,139)
181 CBOT Long U.S. Treasury Bond Contracts (United States)	Sept. 2017	27,840,063	(233,709)
TOTAL SOLD			(644,926)
TOTAL FUTURES CONTRACTS			$(489,897)

The face value of futures purchased as a percentage of Net Assets is 0.1%

The face value of futures sold as a percentage of Net Assets is 0.9%

Swaps

Clearinghouse/Counterparty(1)	Expiration Date	Notional Amount	Payment Received	Payment Paid	Value	Upfront Premium Received/(Paid)(2)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
LCH	Jun. 2027	$13,400,000	3-month LIBOR	1.5%	$(386,137)	$0	$(386,137)

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,010,024,661 or 4.0% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,970,431.

 (e) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $830,749.

 (f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (g) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (h) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.

 (i) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,240,498
Total	$3,240,498

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$9,356,641,323	$--	$9,356,641,323	$--
U.S. Government and Government Agency Obligations	8,299,793,130	--	8,299,793,130	--
U.S. Government Agency - Mortgage Securities	5,679,334,238	--	5,679,334,238	--
Asset-Backed Securities	183,018,957	--	181,845,957	1,173,000
Collateralized Mortgage Obligations	724,166,229	--	723,866,001	300,228
Commercial Mortgage Securities	259,921,619	--	259,921,618	1
Municipal Securities	510,202,446	--	510,202,446	--
Foreign Government and Government Agency Obligations	52,951,425	--	52,951,425	--
Bank Notes	280,903,093	--	280,903,093	--
Money Market Funds	1,025,403,584	1,025,403,584	--	--
Total Investments in Securities:	$26,372,336,044	$1,025,403,584	$25,345,459,231	$1,473,229
Derivative Instruments:
Assets
Futures Contracts	$155,029	$155,029	$--	$--
Total Assets	$155,029	$155,029	$--	$--
Liabilities
Futures Contracts	$(644,926)	$(644,926)	$--	$--
Swaps	(386,137)	--	(386,137)	--
Total Liabilities	$(1,031,063)	$(644,926)	$(386,137)	$--
Total Derivative Instruments:	$(876,034)	$(489,897)	$(386,137)	$--
Other Financial Instruments:
TBA Sale Commitments	$(425,354,615)	$--	$(425,354,615)	$--
Total Other Financial Instruments:	$(425,354,615)	$--	$(425,354,615)	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes,foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2017, the cost of investment securities for income tax purposes was $25,984,037,373. Net unrealized appreciation aggregated $388,298,671, of which $574,817,510 related to appreciated investment securities and $186,518,839 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Series Short-Term Credit Fund

May 31, 2017

SS1-QTLY-0717
1.9863241.102

Investments May 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 64.5%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 5.6%
Automobiles - 3.0%
American Honda Finance Corp.:
1.5% 11/19/18	$3,105,000	$3,097,210
1.7% 2/22/19	1,546,000	1,546,626
BMW U.S. Capital LLC 2.15% 4/6/20 (a)	7,418,000	7,464,184
Daimler Finance North America LLC:
1.375% 8/1/17 (a)	5,176,000	5,176,259
1.5% 7/5/19 (a)	2,000,000	1,980,054
1.65% 5/18/18 (a)	3,000,000	2,999,877
2.2% 5/5/20 (a)	5,000,000	5,005,300
2.25% 3/2/20 (a)	3,000,000	3,014,313
2.3% 1/6/20 (a)	4,300,000	4,321,689
2.45% 5/18/20 (a)	2,000,000	2,016,474
General Motors Financial Co., Inc.:
2.35% 10/4/19	4,000,000	3,998,120
2.4% 4/10/18	9,850,000	9,896,768
2.4% 5/9/19	5,000,000	5,015,175
2.65% 4/13/20	3,008,000	3,022,592
Volkswagen Group of America Finance LLC 1.65% 5/22/18 (a)	2,000,000	1,996,752
Volkswagen International Finance NV 1.6% 11/20/17 (a)	2,785,000	2,783,468
		63,334,861
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp. 2.1% 12/7/18	652,000	656,470
Media - 2.6%
21st Century Fox America, Inc.:
4.5% 2/15/21	8,640,000	9,302,040
8.25% 8/10/18	1,455,000	1,563,357
CBS Corp. 2.3% 8/15/19	3,393,000	3,414,875
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 3.579% 7/23/20	9,500,000	9,873,816
Comcast Corp. 5.15% 3/1/20	4,500,000	4,903,727
COX Communications, Inc. 6.25% 6/1/18 (a)	613,000	638,826
NBCUniversal Enterprise, Inc. 1.974% 4/15/19 (a)	10,000,000	10,046,680
NBCUniversal, Inc. 5.15% 4/30/20	5,000,000	5,475,145
Time Warner Cable, Inc. 6.75% 7/1/18	3,663,000	3,850,084
Time Warner, Inc.:
4.75% 3/29/21	1,865,000	2,012,908
6.875% 6/15/18	5,000,000	5,265,795
		56,347,253

TOTAL CONSUMER DISCRETIONARY		120,338,584

CONSUMER STAPLES - 4.1%
Beverages - 0.9%
Anheuser-Busch InBev Finance, Inc.:
1.9% 2/1/19	14,760,000	14,798,450
2.65% 2/1/21	5,000,000	5,080,160
		19,878,610
Food & Staples Retailing - 0.9%
CVS Health Corp.:
1.9% 7/20/18	5,536,000	5,550,604
2.25% 12/5/18	2,000,000	2,013,688
2.25% 8/12/19	2,680,000	2,700,400
Kroger Co. 2.3% 1/15/19	4,080,000	4,112,620
Walgreens Boots Alliance, Inc.:
1.75% 11/17/17	586,000	586,711
1.75% 5/30/18	2,878,000	2,901,830
		17,865,853
Food Products - 0.8%
H.J. Heinz Co. 1.6% 6/30/17	3,300,000	3,300,630
The J.M. Smucker Co. 1.75% 3/15/18	8,044,000	8,050,073
Tyson Foods, Inc.:
1.6358% 5/30/19 (b)	3,781,000	3,786,985
2.65% 8/15/19	2,471,000	2,504,472
		17,642,160
Tobacco - 1.5%
BAT International Finance PLC:
1.85% 6/15/18 (a)	8,000,000	8,001,744
2.75% 6/15/20 (a)	3,500,000	3,548,146
Imperial Tobacco Finance PLC:
2.05% 2/11/18 (a)	5,186,000	5,187,711
2.05% 7/20/18 (a)	5,300,000	5,301,913
Philip Morris International, Inc.:
1.375% 2/25/19	4,000,000	3,972,336
1.875% 1/15/19	3,100,000	3,104,039
Reynolds American, Inc.:
2.3% 6/12/18	736,000	739,761
3.25% 6/12/20	2,362,000	2,444,951
		32,300,601

TOTAL CONSUMER STAPLES		87,687,224

ENERGY - 4.8%
Energy Equipment & Services - 0.5%
Noble Holding International Ltd. 5.75% 3/16/18	170,000	170,850
Petrofac Ltd. 3.4% 10/10/18 (a)	4,728,000	4,716,889
Schlumberger Holdings Corp. 2.35% 12/21/18 (a)	5,449,000	5,484,854
		10,372,593
Oil, Gas & Consumable Fuels - 4.3%
Anadarko Petroleum Corp. 4.85% 3/15/21	460,000	493,971
BP Capital Markets PLC:
1.375% 5/10/18	2,745,000	2,740,504
1.674% 2/13/18	3,918,000	3,921,554
1.676% 5/3/19	912,000	910,771
2.315% 2/13/20	3,610,000	3,651,237
Canadian Natural Resources Ltd. 1.75% 1/15/18	935,000	934,665
Columbia Pipeline Group, Inc. 2.45% 6/1/18	2,225,000	2,235,235
ConocoPhillips Co.:
1.5% 5/15/18	9,129,000	9,122,701
2.2% 5/15/20	4,000,000	4,024,320
DCP Midstream Operating LP 2.7% 4/1/19	238,000	236,810
Enbridge, Inc. 1.514% 6/2/17 (b)	4,266,000	4,266,000
Energy Transfer Partners LP 2.5% 6/15/18	1,101,000	1,106,714
Enterprise Products Operating LP:
1.65% 5/7/18	5,506,000	5,503,974
2.55% 10/15/19	476,000	481,944
EOG Resources, Inc. 2.45% 4/1/20	4,995,000	5,033,791
Exxon Mobil Corp. 1.708% 3/1/19	4,000,000	4,012,980
Kinder Morgan, Inc.:
2% 12/1/17	832,000	832,967
3.05% 12/1/19	5,096,000	5,204,698
Marathon Petroleum Corp. 2.7% 12/14/18	2,830,000	2,860,485
Petro-Canada 6.05% 5/15/18	3,047,000	3,168,850
Petroleos Mexicanos:
3.125% 1/23/19	405,000	409,253
5.5% 2/4/19	6,140,000	6,437,176
Shell International Finance BV 2.125% 5/11/20	12,509,000	12,609,385
Sunoco Logistics Partner Operations LP 5.5% 2/15/20	3,176,000	3,421,225
TransCanada PipeLines Ltd.:
1.625% 11/9/17	3,318,000	3,319,228
1.875% 1/12/18	4,751,000	4,757,585
		91,698,023

TOTAL ENERGY		102,070,616

FINANCIALS - 30.8%
Banks - 16.5%
ABN AMRO Bank NV 2.1% 1/18/19 (a)	10,500,000	10,520,129
Australia & New Zealand Banking Group Ltd. 2.25% 6/13/19	6,000,000	6,039,426
Bank of America Corp.:
2% 1/11/18	7,344,000	7,362,110
2.25% 4/21/20	1,700,000	1,700,408
2.6% 1/15/19	46,795,000	47,256,726
2.65% 4/1/19	8,000,000	8,090,584
Bank of Montreal 2.1% 12/12/19	3,000,000	3,011,208
Barclays PLC:
2% 3/16/18	6,000,000	6,006,960
2.75% 11/8/19	5,000,000	5,044,725
BNP Paribas 2.375% 9/14/17	5,586,000	5,601,289
BPCE SA 2.5% 12/10/18	3,000,000	3,026,523
Capital One NA 2.35% 1/31/20	4,000,000	4,007,172
Citigroup, Inc.:
1.7% 4/27/18	5,000,000	4,997,995
2.05% 6/7/19	8,000,000	8,003,520
2.4% 2/18/20	2,933,000	2,945,483
2.5% 9/26/18	9,000,000	9,065,466
2.5% 7/29/19	12,438,000	12,556,994
2.75% 4/25/22	3,000,000	3,001,869
Citizens Bank NA:
2.25% 3/2/20	4,500,000	4,508,789
2.55% 5/13/21	2,684,000	2,694,041
Credit Agricole SA 2.625% 10/3/18 (a)	3,000,000	3,031,893
Credit Suisse Group Funding Guernsey Ltd. 3.45% 4/16/21	14,000,000	14,365,932
Credit Suisse New York Branch 1.75% 1/29/18	6,095,000	6,101,052
Discover Bank 2% 2/21/18	8,021,000	8,032,855
Fifth Third Bancorp:
2.875% 7/27/20	2,389,000	2,441,964
4.5% 6/1/18	2,133,000	2,188,879
HSBC Bank PLC 1.5% 5/15/18 (a)	2,730,000	2,727,295
HSBC U.S.A., Inc.:
1.7% 3/5/18	3,047,000	3,050,416
2.625% 9/24/18	2,238,000	2,261,416
Huntington National Bank 2.375% 3/10/20	4,200,000	4,232,353
ING Bank NV 1.8% 3/16/18 (a)	5,438,000	5,447,544
ING Groep NV 3.15% 3/29/22	4,250,000	4,331,422
JPMorgan Chase & Co.:
1.7% 3/1/18	44,166,000	44,200,494
2.2% 10/22/19	1,459,000	1,466,172
2.25% 1/23/20	1,500,000	1,506,480
2.35% 1/28/19	11,088,000	11,192,726
La Caisse Centrale 1.75% 1/29/18 (a)	3,047,000	3,049,861
Mitsubishi UFJ Financial Group, Inc. 2.95% 3/1/21	3,040,000	3,091,543
Mitsubishi UFJ Trust & Banking Corp. 1.6% 10/16/17 (a)	3,480,000	3,480,668
Mizuho Bank Ltd. 1.55% 10/17/17 (a)	7,882,000	7,880,376
MUFG Americas Holdings Corp.:
1.625% 2/9/18	680,000	680,020
2.25% 2/10/20	1,364,000	1,368,715
PNC Bank NA 1.8% 11/5/18	1,000,000	1,001,838
Royal Bank of Canada:
1.625% 4/15/19	2,500,000	2,488,635
2.15% 3/15/19	5,000,000	5,027,270
2.2% 7/27/18	2,742,000	2,758,493
Sumitomo Mitsui Banking Corp. 1.75% 1/16/18	3,047,000	3,051,854
SunTrust Bank 2.25% 1/31/20	6,050,000	6,090,541
The Toronto-Dominion Bank:
1.45% 9/6/18	4,900,000	4,888,216
2.25% 11/5/19	5,000,000	5,041,670
Wells Fargo & Co. 2.15% 1/15/19	10,000,000	10,058,940
Wells Fargo Bank NA 2.15% 12/6/19	10,165,000	10,213,213
Westpac Banking Corp.:
1.6% 8/19/19	4,000,000	3,975,428
2.15% 3/6/20	2,000,000	2,006,444
4.875% 11/19/19	2,000,000	2,136,002
		350,310,037
Capital Markets - 4.7%
Deutsche Bank AG London Branch:
2.5% 2/13/19	4,000,000	4,013,108
2.85% 5/10/19	5,100,000	5,152,163
Goldman Sachs Group, Inc.:
1.748% 9/15/17	7,618,000	7,624,033
2% 4/25/19	7,500,000	7,506,225
2.375% 1/22/18	15,673,000	15,744,344
2.625% 1/31/19	13,047,000	13,187,842
IntercontinentalExchange, Inc.:
2.5% 10/15/18	1,883,000	1,908,365
2.75% 12/1/20	2,493,000	2,541,233
Moody's Corp.:
2.75% 7/15/19	3,257,000	3,313,571
2.75% 12/15/21	528,000	532,996
Morgan Stanley:
1.875% 1/5/18	10,047,000	10,064,140
2.45% 2/1/19	10,000,000	10,074,790
2.65% 1/27/20	14,500,000	14,684,948
S&P Global, Inc. 2.5% 8/15/18	1,058,000	1,066,951
UBS AG Stamford Branch 1.8529% 3/26/18 (b)	3,000,000	3,014,631
		100,429,340
Consumer Finance - 5.3%
American Express Credit Corp.:
1.875% 11/5/18	3,904,000	3,905,316
2.2% 3/3/20	4,000,000	4,027,948
2.25% 5/5/21	5,000,000	5,003,515
2.6% 9/14/20	6,000,000	6,098,958
Capital One Financial Corp.:
2.45% 4/24/19	2,492,000	2,506,865
2.5% 5/12/20	3,000,000	3,016,206
Caterpillar Financial Services Corp. 2.1% 1/10/20	2,930,000	2,946,724
Discover Financial Services 6.45% 6/12/17	7,272,000	7,279,076
Ford Motor Credit Co. LLC:
1.684% 9/8/17	4,638,000	4,639,489
1.897% 8/12/19	2,000,000	1,984,456
2.145% 1/9/18	18,047,000	18,095,510
2.24% 6/15/18	1,884,000	1,889,595
2.262% 3/28/19	6,000,000	6,013,920
2.597% 11/4/19	2,500,000	2,515,295
3.336% 3/18/21	8,000,000	8,150,888
Hyundai Capital America:
2% 3/19/18 (a)	3,047,000	3,050,742
2% 7/1/19 (a)	4,000,000	3,972,000
2.125% 10/2/17 (a)	2,970,000	2,973,306
Synchrony Financial:
1.875% 8/15/17	4,700,000	4,700,235
2.6% 1/15/19	3,720,000	3,740,315
3% 8/15/19	2,024,000	2,052,828
Toyota Motor Credit Corp.:
1.55% 10/18/19	1,833,000	1,822,941
1.95% 4/17/20	12,750,000	12,766,040
		113,152,168
Diversified Financial Services - 0.5%
Berkshire Hathaway Finance Corp. 1.4076% 1/11/19 (b)	10,000,000	10,028,050
Insurance - 3.8%
ACE INA Holdings, Inc. 2.3% 11/3/20	1,049,000	1,056,602
AFLAC, Inc. 2.4% 3/16/20	3,000,000	3,043,698
AIA Group Ltd. 2.25% 3/11/19 (a)	5,167,000	5,174,589
American International Group, Inc.:
2.3% 7/16/19	8,696,000	8,752,428
5.85% 1/16/18	2,077,000	2,131,667
Aon Corp. 5% 9/30/20	1,538,000	1,661,766
Assurant, Inc. 2.5% 3/15/18	3,747,000	3,764,191
Hartford Financial Services Group, Inc. 5.5% 3/30/20	2,465,000	2,685,689
Marsh & McLennan Companies, Inc. 2.55% 10/15/18	2,802,000	2,831,174
MassMutual Global Funding II 1.55% 10/11/19 (a)	5,000,000	4,953,995
Metropolitan Life Global Funding I:
1.5% 1/10/18 (a)	6,073,000	6,075,599
1.55% 9/13/19 (a)	5,100,000	5,048,398
New York Life Global Funding:
1.5% 10/24/19 (a)	4,500,000	4,457,403
1.55% 11/2/18 (a)	3,120,000	3,119,307
Pacific LifeCorp 6% 2/10/20 (a)	3,002,000	3,269,181
Pricoa Global Funding I 1.9% 9/21/18 (a)	2,000,000	2,005,806
Principal Life Global Funding II:
2.2% 4/8/20 (a)	5,780,000	5,793,213
2.25% 10/15/18 (a)	2,500,000	2,517,793
Prudential Financial, Inc. 2.3% 8/15/18	4,880,000	4,915,878
TIAA Asset Management Finance LLC 2.95% 11/1/19 (a)	4,818,000	4,896,692
Unum Group 5.625% 9/15/20	1,900,000	2,087,161
		80,242,230

TOTAL FINANCIALS		654,161,825

HEALTH CARE - 5.4%
Biotechnology - 0.6%
AbbVie, Inc.:
1.8% 5/14/18	4,368,000	4,373,805
2.5% 5/14/20	2,025,000	2,048,946
Amgen, Inc. 2.2% 5/22/19	3,596,000	3,620,776
Celgene Corp. 2.125% 8/15/18	1,519,000	1,527,063
		11,570,590
Health Care Equipment & Supplies - 1.6%
Abbott Laboratories 2.35% 11/22/19	10,000,000	10,061,130
Becton, Dickinson & Co.:
1.8% 12/15/17	2,386,000	2,391,932
2.404% 6/5/20 (c)	10,000,000	10,019,900
Danaher Corp. 1.65% 9/15/18	3,659,000	3,664,620
Medtronic, Inc. 1.5% 3/15/18	3,718,000	3,719,766
Zimmer Biomet Holdings, Inc. 2% 4/1/18	4,522,000	4,528,864
		34,386,212
Health Care Providers & Services - 0.6%
Cardinal Health, Inc. 1.95% 6/15/18	482,000	483,219
Express Scripts Holding Co. 1.25% 6/2/17	6,015,000	6,015,000
UnitedHealth Group, Inc.:
1.7% 2/15/19	1,204,000	1,204,707
1.9% 7/16/18	2,929,000	2,941,999
WellPoint, Inc. 1.875% 1/15/18	1,385,000	1,386,781
		12,031,706
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc. 2.15% 12/14/18	2,731,000	2,745,584
Pharmaceuticals - 2.5%
Actavis Funding SCS:
2.1996% 3/12/18 (b)	6,095,000	6,132,972
3% 3/12/20	5,436,000	5,554,412
Bayer U.S. Finance LLC 1.5% 10/6/17 (a)	5,036,000	5,035,683
Mylan N.V.:
2.5% 6/7/19	7,096,000	7,138,533
3% 12/15/18	3,000,000	3,042,012
Shire Acquisitions Investments Ireland DAC 1.9% 9/23/19	10,000,000	9,962,810
Teva Pharmaceutical Finance Netherlands III BV:
1.4% 7/20/18	5,000,000	4,977,635
1.7% 7/19/19	4,516,000	4,478,928
Zoetis, Inc.:
1.875% 2/1/18	6,887,000	6,890,967
3.45% 11/13/20	437,000	453,338
		53,667,290

TOTAL HEALTH CARE		114,401,382

INDUSTRIALS - 1.4%
Aerospace & Defense - 0.3%
Lockheed Martin Corp. 1.85% 11/23/18	5,000,000	5,016,470
Rockwell Collins, Inc. 1.95% 7/15/19	1,728,000	1,732,095
		6,748,565
Airlines - 0.3%
Continental Airlines, Inc. 6.795% 8/2/18	1,971	2,030
Delta Air Lines, Inc. 2.875% 3/13/20	5,000,000	5,070,034
		5,072,064
Electrical Equipment - 0.1%
Fortive Corp. 1.8% 6/15/19 (a)	858,000	854,221
Industrial Conglomerates - 0.2%
Honeywell International, Inc. 1.4% 10/30/19	5,000,000	4,959,080
Machinery - 0.1%
John Deere Capital Corp. 1.65% 10/15/18	2,677,000	2,680,809
Trading Companies & Distributors - 0.4%
Air Lease Corp.:
2.125% 1/15/18	1,198,000	1,200,696
2.125% 1/15/20	2,027,000	2,025,934
2.625% 9/4/18	1,642,000	1,656,985
International Lease Finance Corp. 5.875% 4/1/19	4,000,000	4,260,584
		9,144,199

TOTAL INDUSTRIALS		29,458,938

INFORMATION TECHNOLOGY - 2.4%
Communications Equipment - 0.5%
Cisco Systems, Inc.:
1.4% 9/20/19	8,000,000	7,956,520
1.65% 6/15/18	3,300,000	3,308,514
		11,265,034
Electronic Equipment & Components - 1.5%
Amphenol Corp.:
1.55% 9/15/17	4,124,000	4,123,975
2.2% 4/1/20	6,679,000	6,708,722
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 3.48% 6/1/19 (a)	9,000,000	9,212,841
Tyco Electronics Group SA:
2.375% 12/17/18	526,000	530,128
6.55% 10/1/17	10,064,000	10,226,785
		30,802,451
IT Services - 0.2%
The Western Union Co.:
2.875% 12/10/17	3,749,000	3,773,537
3.65% 8/22/18	1,415,000	1,442,802
		5,216,339
Technology Hardware, Storage & Peripherals - 0.2%
Hewlett Packard Enterprise Co. 2.85% 10/5/18	4,000,000	4,054,512

TOTAL INFORMATION TECHNOLOGY		51,338,336

MATERIALS - 1.1%
Chemicals - 1.0%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 1.7% 5/1/18 (a)	10,850,000	10,860,937
Ecolab, Inc.:
1.45% 12/8/17	1,409,000	1,408,265
1.55% 1/12/18	6,598,000	6,598,369
Sherwin-Williams Co. 1.35% 12/15/17	2,620,000	2,617,941
		21,485,512
Metals & Mining - 0.1%
Freeport-McMoRan, Inc. 2.3% 11/14/17	1,511,000	1,507,223

TOTAL MATERIALS		22,992,735

REAL ESTATE - 1.2%
Equity Real Estate Investment Trusts (REITs) - 0.7%
Boston Properties, Inc. 3.7% 11/15/18	5,214,000	5,335,976
ERP Operating LP 2.375% 7/1/19	1,567,000	1,577,905
Health Care REIT, Inc.:
2.25% 3/15/18	1,081,000	1,085,038
4.7% 9/15/17	1,375,000	1,386,279
Select Income REIT 2.85% 2/1/18	5,782,000	5,813,211
		15,198,409
Real Estate Management & Development - 0.5%
Digital Realty Trust LP 3.4% 10/1/20	3,069,000	3,161,521
Mack-Cali Realty LP 2.5% 12/15/17	1,847,000	1,851,568
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	1,652,000	1,654,889
Washington Prime Group LP 3.85% 4/1/20	3,571,000	3,609,288
		10,277,266

TOTAL REAL ESTATE		25,475,675

TELECOMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 2.4%
AT&T, Inc.:
2.3% 3/11/19	2,271,000	2,283,286
2.45% 6/30/20	17,444,000	17,525,882
British Telecommunications PLC 2.35% 2/14/19	2,499,000	2,516,580
CenturyLink, Inc. 5.15% 6/15/17	3,395,000	3,395,000
Deutsche Telekom International Financial BV 6.75% 8/20/18	2,370,000	2,509,704
Verizon Communications, Inc.:
1.375% 8/15/19	6,000,000	5,937,390
1.75% 8/15/21	10,000,000	9,727,100
4.5% 9/15/20	7,000,000	7,502,320
		51,397,262
Wireless Telecommunication Services - 0.2%
Vodafone Group PLC 1.5% 2/19/18	4,438,000	4,435,355

TOTAL TELECOMMUNICATION SERVICES		55,832,617

UTILITIES - 5.1%
Electric Utilities - 2.7%
American Electric Power Co., Inc. 1.65% 12/15/17	3,772,000	3,771,925
Duke Energy Corp.:
1.625% 8/15/17	5,505,000	5,506,002
1.8% 9/1/21	1,183,000	1,156,633
2.1% 6/15/18	5,129,000	5,149,465
Edison International 2.125% 4/15/20	5,000,000	5,012,455
Eversource Energy 1.45% 5/1/18	726,000	725,311
Exelon Corp.:
2.85% 6/15/20	6,763,000	6,890,672
3.497% 6/1/22 (b)	1,869,000	1,913,576
FirstEnergy Corp. 2.75% 3/15/18	8,001,000	8,048,030
Great Plains Energy, Inc. 2.5% 3/9/20	1,260,000	1,272,509
NextEra Energy Capital Holdings, Inc. 1.649% 9/1/18	807,000	805,513
Pacific Gas & Electric Co. 5.625% 11/30/17	4,213,000	4,300,967
Southern Co.:
1.3% 8/15/17	1,770,000	1,769,717
1.85% 7/1/19	5,000,000	4,987,150
TECO Finance, Inc. 1.7554% 4/10/18 (b)	3,260,000	3,264,496
Xcel Energy, Inc. 1.2% 6/1/17	3,347,000	3,347,000
		57,921,421
Gas Utilities - 0.2%
Southern California Gas Co. 1.55% 6/15/18	5,000,000	4,999,815
Independent Power and Renewable Electricity Producers - 0.3%
Emera U.S. Finance LP:
2.15% 6/15/19	522,000	522,238
2.7% 6/15/21	514,000	516,782
Kinder Morgan Finance Co. LLC 6% 1/15/18 (a)	2,000,000	2,050,146
Southern Power Co. 1.5% 6/1/18	2,491,000	2,484,202
		5,573,368
Multi-Utilities - 1.9%
Berkshire Hathaway Energy Co. 2% 11/15/18	2,552,000	2,559,013
Consolidated Edison, Inc. 2% 3/15/20	1,107,000	1,108,302
Dominion Resources, Inc.:
1.4% 9/15/17	1,648,000	1,648,623
1.6% 8/15/19	1,266,000	1,254,041
1.875% 1/15/19	5,350,000	5,343,264
1.9% 6/15/18	2,656,000	2,661,046
2.5% 12/1/19	4,588,000	4,635,454
3.4522% 9/30/66 (b)	2,319,000	1,994,340
Public Service Enterprise Group, Inc. 1.6% 11/15/19	1,962,000	1,936,983
Sempra Energy 1.625% 10/7/19	3,461,000	3,425,352
Wisconsin Energy Corp.:
1.65% 6/15/18	3,138,000	3,138,449
2.45% 6/15/20	10,000,000	10,106,100
		39,810,967

TOTAL UTILITIES		108,305,571

TOTAL NONCONVERTIBLE BONDS
(Cost $1,370,390,086)		1,372,063,503

U.S. Treasury Obligations - 14.2%
U.S. Treasury Notes:
0.75% 7/15/19	$12,044,000	$11,905,217
0.875% 9/15/19	7,027,000	6,957,004
1.375% 3/31/20	180,034,000	179,822,994
1.375% 4/30/20	18,501,000	18,467,032
1.75% 12/31/20	85,000,000	85,514,675
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $301,965,811)		302,666,922

U.S. Government Agency - Mortgage Securities - 1.2%
Fannie Mae - 0.7%
2.571% 6/1/42 (b)	231,978	240,457
2.695% 2/1/42 (b)	1,142,582	1,182,582
2.773% 1/1/42 (b)	854,830	896,840
2.834% 5/1/35 (b)	287,695	302,527
2.892% 7/1/35 (b)	279,153	294,169
2.909% 12/1/34 (b)	129,790	137,068
2.919% 12/1/33 (b)	149,424	157,267
2.944% 11/1/40 (b)	83,258	87,830
2.947% 11/1/34 (b)	1,244,851	1,330,289
3.019% 10/1/41 (b)	66,099	69,457
3.023% 9/1/41 (b)	127,035	133,550
3.033% 11/1/34 (b)	167,089	175,454
3.05% 8/1/41 (b)	68,166	71,775
3.05% 9/1/41 (b)	674,436	717,076
3.088% 10/1/35 (b)	1,126,066	1,183,963
3.166% 4/1/35 (b)	463,902	490,313
3.17% 11/1/36 (b)	323,361	335,320
3.221% 2/1/35 (b)	300,348	315,998
3.25% 7/1/41 (b)	186,329	195,744
3.3% 10/1/41 (b)	319,797	340,015
3.31% 1/1/40 (b)	369,200	390,751
3.331% 3/1/40 (b)	257,844	271,476
3.349% 1/1/40 (b)	461,790	480,053
3.357% 2/1/40 (b)	621,850	645,259
3.384% 10/1/41 (b)	119,179	126,713
3.435% 12/1/39 (b)	69,894	72,789
3.438% 2/1/40 (b)	188,535	196,284
3.567% 7/1/41 (b)	238,842	248,872
3.573% 3/1/40 (b)	288,394	303,829
5.5% 10/1/17 to 11/1/34	2,714,277	3,013,808
6.5% 7/1/17 to 8/1/17	405	405
7% 11/1/17	15	15
7.5% 11/1/31	554	656

TOTAL FANNIE MAE		14,408,604

Freddie Mac - 0.5%
3.011% 11/1/35 (b)	139,563	144,158
3.13% 8/1/41 (b)	347,051	361,121
3.13% 9/1/41 (b)	206,607	218,469
3.158% 10/1/42 (b)	688,197	726,634
3.206% 8/1/36 (b)	133,506	141,105
3.219% 9/1/41 (b)	136,372	141,463
3.22% 4/1/41 (b)	126,636	134,368
3.279% 6/1/41 (b)	162,329	170,598
3.421% 5/1/41 (b)	125,969	132,932
3.5% 8/1/26	4,028,551	4,226,989
3.529% 4/1/40 (b)	225,498	236,742
3.62% 5/1/41 (b)	176,287	185,835
3.624% 2/1/40 (b)	313,512	330,573
3.648% 6/1/41 (b)	181,744	191,494
3.655% 4/1/40 (b)	225,844	237,757
4% 9/1/25 to 4/1/26	1,416,574	1,507,579
4.5% 8/1/18 to 11/1/18	409,339	419,061
5% 4/1/20	192,835	196,955
8.5% 5/1/27 to 7/1/28	36,206	42,709

TOTAL FREDDIE MAC		9,746,542

Ginnie Mae - 0.0%
7% 11/15/27 to 8/15/32	249,358	290,516
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $24,553,623)		24,445,662

Asset-Backed Securities - 12.6%
Accredited Mortgage Loan Trust:
Series 2003-3 Class A1, 5.21% 1/25/34 (AMBAC Insured)	$274,578	$278,667
Series 2005-1 Class M1, 1.7286% 4/25/35 (b)	136,148	134,205
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 2.6736% 3/25/34 (b)	16,163	15,967
Ally Auto Receivables Trust Series 2017-1 Class A3, 1.7% 6/15/21	3,160,000	3,161,398
Ally Master Owner Trust:
Series 2012-4 Class A, 1.72% 7/15/19	1,545,000	1,544,884
Series 2012-5 Class A, 1.54% 9/15/19	7,047,000	7,050,528
Series 2014-5 Class A2, 1.6% 10/15/19	9,142,000	9,148,396
Series 2015-3 Class A, 1.63% 5/15/20	3,340,000	3,341,658
American Express Credit Account Master Trust:
Series 2017-1 Class A, 1.93% 9/15/22	5,839,000	5,870,129
Series 2017-3 Class A, 1.1644% 11/15/22	4,260,000	4,264,641
AmeriCredit Automobile Receivables Trust:
Series 2014-4 Class A3, 1.27% 7/8/19	355,842	355,742
Series 2015-2 Class A3, 1.27% 1/8/20	1,183,379	1,182,900
Series 2015-3 Class A3, 1.54% 3/9/20	4,404,161	4,405,062
Series 2016-1 Class A3, 1.81% 10/8/20	1,597,000	1,600,200
Series 2016-2 Class A2A, 1.42% 10/8/19	966,434	966,317
Ameriquest Mortgage Securities, Inc. pass-thru certificates Series 2004-R2 Class M3, 1.8486% 4/25/34 (b)	18,431	15,728
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.8036% 3/25/34 (b)	115,119	108,915
Series 2004-W7 Class M1, 1.8486% 5/25/34 (b)	55,421	53,345
Series 2006-W4 Class A2C, 1.1836% 5/25/36 (b)	224,832	77,966
Bank of America Credit Card Master Trust:
Series 2015-A2 Class A, 1.36% 9/15/20	995,000	994,441
Series 2017-A1 Class A1, 1.95% 8/15/22	5,230,000	5,263,006
BMW Vehicle Lease Trust Series 2016-2 Class A2, 1.25% 1/22/19	3,629,072	3,626,527
Capital Auto Receivables Asset Trust Series 2015-2 Class A2, 1.39% 9/20/18	600,080	600,039
Capital One Multi-Asset Execution Trust:
Series 2015-A8 Class A8, 2.05% 8/15/23	2,896,000	2,916,723
Series 2016-A3 Class A3, 1.34% 4/15/22	5,080,000	5,050,862
Series 2016-A4 Class A4, 1.33% 6/15/22	4,194,000	4,164,360
Carmax Auto Owner Trust:
Series 2015-1 Class A3, 1.38% 11/15/19	1,489,507	1,489,495
Series 2015-2 Class A3, 1.37% 3/16/20	2,390,257	2,388,996
CarMax Auto Owner Trust Series 2016-4 Class A3, 1.4% 8/15/21	3,622,000	3,597,866
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 1.1306% 12/25/36 (b)	369,893	284,243
Chase Issuance Trust:
Series 2015-A2, Class A, 1.59% 2/18/20	960,000	961,559
Series 2016-A2 Class A, 1.37% 6/15/21	5,057,000	5,030,028
Series 2016-A5 Class A5, 1.27% 7/15/21	5,070,000	5,033,374
Chesapeake Funding II LLC Series 2017-2A Class A1, 1.99% 5/15/29 (a)	3,606,000	3,605,809
Chrysler Capital Auto Receivables Trust Series 2016-BA Class A2, 1.36% 1/15/20 (a)	3,398,000	3,395,687
CIT Equipment Collateral Series 2014-VT1 Class A3, 1.5% 10/21/19 (a)	1,537,274	1,537,401
Citibank Credit Card Issuance Trust:
Series 2014-A6 Class A6, 2.15% 7/15/21	1,225,000	1,237,404
Series 2014-A8 Class A8, 1.73% 4/9/20	6,095,000	6,111,680
Series 2016-A1 Class A1, 1.75% 11/19/21	5,165,000	5,173,136
Series 2017-A2 Class A2, 1.74% 1/19/21	5,329,000	5,347,787
Countrywide Home Loans, Inc.:
Series 2004-2 Class 3A4, 1.5236% 7/25/34 (b)	91,880	82,389
Series 2004-3 Class M4, 2.4786% 4/25/34 (b)	10,969	10,327
Series 2004-4 Class M2, 1.8186% 6/25/34 (b)	16,575	16,474
Dell Equipment Finance Trust Series 2015-1 Class A3, 1.3% 3/23/20 (a)	167,484	167,479
Discover Card Master Trust:
Series 2016-A1 Class A1, 1.64% 7/15/21	3,050,000	3,054,214
Series 2016-A4 Class A4, 1.39% 3/15/22	4,210,000	4,184,789
Enterprise Fleet Financing LLC:
Series 2014-2 Class A2, 1.05% 3/20/20 (a)	562,476	562,165
Series 2015-1 Class A2, 1.3% 9/20/20 (a)	1,454,605	1,453,297
Series 2016-2 Class A2, 1.74% 2/22/22 (a)	2,018,137	2,016,744
Series 2017-1 Class A2, 2.13% 7/20/22 (a)	2,718,000	2,727,113
Fannie Mae Series 2004-T5:
Class AB1, 1.4323% 5/28/35 (b)	179,446	164,972
Class AB3, 1.7186% 5/28/35 (b)	83,201	74,211
Flagship Credit Auto Trust Series 2016-1 Class A, 2.77% 12/15/20 (a)	1,528,024	1,541,341
Ford Credit Auto Owner Trust:
Series 2014-2 Class A, 2.31% 4/15/26 (a)	10,886,000	11,023,370
Series 2015-2 Class A, 2.44% 1/15/27 (a)	6,203,000	6,297,832
Series 2017-A Class A3, 1.67% 6/15/21	3,761,000	3,765,329
Ford Credit Floorplan Master Owner Trust:
Series 2015-1 Class A1, 1.42% 1/15/20	3,809,000	3,808,171
Series 2015-4 Class A1, 1.77% 8/15/20	3,000,000	3,007,272
Series 2015-5 Class A, 2.39% 8/15/22	8,650,000	8,767,282
Series 2016-3 Class A1, 1.55% 7/15/21	2,000,000	1,991,848
Fremont Home Loan Trust:
Series 2004-D Class M5, 2.5236% 11/25/34 (b)	11,917	132
Series 2005-A:
Class M3, 1.7586% 1/25/35 (b)	194,673	181,328
Class M4, 2.0436% 1/25/35 (b)	71,232	37,450
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 1.5687% 2/25/47 (a)(b)	139,707	132,434
GM Financial Automobile Leasing Trust:
Series 2015-1 Class A3, 1.53% 9/20/18	2,758,188	2,759,547
Series 2015-2 Class A3, 1.68% 12/20/18	2,373,525	2,376,857
Series 2016-2 Class A2A, 1.28% 10/22/18	2,393,075	2,391,998
GMF Floorplan Owner Revolving Trust:
Series 2015-1 Class A1, 1.65% 5/15/20 (a)	4,472,000	4,475,067
Series 2016-1 Class A1, 1.86% 5/17/21 (a)	3,060,000	3,070,925
Series 2017-1 Class A1, 2.25% 1/18/22 (a)	3,357,000	3,377,930
Home Equity Asset Trust:
Series 2003-2 Class M1, 2.3106% 8/25/33 (b)	15,895	15,649
Series 2003-5 Class A2, 1.6906% 12/25/33 (b)	62,458	60,429
Series 2004-1 Class M2, 2.7236% 6/25/34 (b)	49,838	48,250
Honda Auto Receivables Owner Trust Series 2017-1 Class A3, 1.72% 7/21/21	3,749,000	3,757,908
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 1.1806% 1/25/37 (b)	269,220	192,358
Huntington Auto Trust Series 2016-1 Class A3, 1.59% 11/16/20	2,066,000	2,067,186
Hyundai Auto Lease Securitization Trust:
Series 2015-B Class A3, 1.4% 11/15/18 (a)	1,886,864	1,886,728
Series 2017-A Class A2A, 1.56% 7/15/19 (a)	4,000,000	3,995,786
Hyundai Auto Receivables Trust Series 2016-A Class A3, 1.56% 9/15/20	1,030,000	1,030,083
Hyundai Floorplan Master Owner Trust Series 2016-1A Class A2, 1.81% 3/15/21 (a)	1,961,000	1,961,550
KeyCorp Student Loan Trust Series 2006-A Class 2C, 2.3029% 3/27/42 (b)	157,000	107,181
Long Beach Mortgage Loan Trust Series 2006-6 Class 2A3, 1.1736% 7/25/36 (b)	2,243,010	1,126,704
Mercedes-Benz Auto Receivables Trust Series 2016-1 Class A3, 1.26% 2/16/21	3,998,000	3,979,573
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.7736% 7/25/34 (b)	6,685	6,305
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.9986% 7/25/34 (b)	8,522	8,151
Series 2006-FM1 Class A2B, 1.1336% 4/25/37 (b)	494	269
Series 2006-OPT1 Class A1A, 1.5436% 6/25/35 (b)	173,455	168,065
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 1.7036% 8/25/34 (b)	111,970	100,895
Series 2005-NC1 Class M1, 1.6836% 1/25/35 (b)	29,935	27,917
Series 2005-NC2 Class B1, 2.7786% 3/25/35 (b)	27,493	1,012
Navient Student Loan Trust Series 2016-6A Class A1, 1.5036% 3/25/66 (a)(b)	3,619,980	3,628,590
Nissan Auto Receivables Trust Series 2016-C Class A3, 1.18% 1/15/21	3,752,000	3,728,243
Nissan Master Owner Trust Receivables:
Series 2015-A Class A2, 1.44% 1/15/20	4,571,000	4,570,734
Series 2016-A Class A2, 1.54% 6/15/21	3,165,000	3,150,586
Northstar Education Finance, Inc., Delaware Series 2005-1 Class A5, 1.789% 10/30/45 (b)	441,681	437,639
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.8656% 9/25/34 (b)	926,594	921,347
Class M4, 3.1656% 9/25/34 (b)	140,224	91,569
Series 2005-WCH1 Class M4, 2.2686% 1/25/36 (b)	302,836	299,682
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.8236% 4/25/33 (b)	1,048	950
Santander Drive Auto Receivables Trust Series 2014-4 Class B, 1.82% 5/15/19	30	30
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.8186% 3/25/35 (b)	109,057	104,525
Securitized Term Auto Receivables Trust:
Series 2016-1A Class A3, 1.524% 3/25/20 (a)	2,354,000	2,345,753
Series 2017-1A Class A3, 1.89% 8/25/20 (a)	7,005,000	7,010,335
SLM Private Credit Student Loan Trust:
Series 2004-A Class C, 2.0812% 6/15/33 (b)	331,201	329,671
Series 2004-B Class C, 2.0012% 9/15/33 (b)	547,269	540,289
Synchrony Credit Card Master Note Trust:
Series 2015-2 Class A, 1.6% 4/15/21	149,000	149,162
Series 2015-3 class A, 1.74% 9/15/21	3,000,000	3,004,598
Series 2016-1 Class A, 2.04% 3/15/22	1,500,000	1,508,192
TCF Auto Receivables Owner Trust Series 2016-1A Class A2, 1.39% 11/15/19 (a)	2,158,732	2,156,799
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.8506% 9/25/34 (b)	117,662	110,279
Toyota Auto Receivables Owner Trust:
Series 2015-C Class A3, 1.34% 6/17/19	3,068,770	3,068,587
Series 2016-B Class A3, 1.3% 4/15/20	1,708,000	1,704,567
Toyota Auto Receivables Trust Series 2016-C Class A3, 1.14% 8/17/20	2,289,000	2,277,354
Verizon Owner Trust:
Series 2016-1A Class A, 1.42% 1/20/21 (a)	3,592,000	3,579,026
Series 2016-2A Class A, 1.68% 5/20/21 (a)	4,226,000	4,227,228
Series 2017-1A Class A, 2.06% 9/20/21 (a)	5,500,000	5,541,302
Volkswagen Credit Auto Master Trust Series 2014-1A Class A2, 1.4% 7/22/19 (a)	2,968,000	2,967,582
Volvo Financial Equipment LLC Series 2015-1A Class A3, 1.51% 6/17/19 (a)	2,704,515	2,705,777
World Omni Automobile Lease Securitization Trust Series 2015-A Class A3, 1.54% 10/15/18	2,480,000	2,480,811
TOTAL ASSET-BACKED SECURITIES
(Cost $267,984,852)		268,090,564

Collateralized Mortgage Obligations - 0.5%
Private Sponsor - 0.3%
BCAP LLC II Trust Series 2012-RR10 Class 5A5, 1.2466% 4/26/36 (a)(b)	61,808	61,704
Credit Suisse Mortgage Trust Series 2012-2R Class 1A1, 3.0675% 5/27/35 (a)(b)	909,371	933,128
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1.1517% 2/25/37 (b)	80,665	77,219
Mortgage Repurchase Agreement Funding Trust floater Series 2016-5 Class A, 2.1594% 6/10/19 (a)(b)	5,500,000	5,489,017
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B5, 3.3394% 6/10/35 (a)(b)	32,145	30,917
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 2.1999% 7/20/34 (b)	4,048	3,978

TOTAL PRIVATE SPONSOR		6,595,963

U.S. Government Agency - 0.2%
Fannie Mae:
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	953,311	986,019
planned amortization class Series 2012-94 Class E, 3% 6/25/22	362,375	367,498
sequential payer:
Series 2001-40 Class Z, 6% 8/25/31	129,720	145,713
Series 2009-31 Class A, 4% 2/25/24	34,782	34,947
Freddie Mac:
planned amortization class Series 3820 Class DA, 4% 11/15/35	676,472	694,098
Series 3949 Class MK, 4.5% 10/15/34	676,060	726,312

TOTAL U.S. GOVERNMENT AGENCY		2,954,587

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $9,613,339)		9,550,550

Commercial Mortgage Securities - 3.6%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.7316% 2/14/43 (b)(d)	125,779	1,340
Banc of America Commercial Mortgage Trust sequential payer Series 2007-5 Class A1A, 5.361% 2/10/51	3,837,720	3,866,591
Bank of America Commercial Mortgage Trust Series 2016-UB10 Class A1, 1.559% 7/15/49	1,959,787	1,949,284
Barclays Commercial Mortgage Securities LLC floater Series 2015-RRI Class A, 2.1439% 5/15/32 (a)(b)	2,087,701	2,090,311
Bayview Commercial Asset Trust:
floater:
Series 2005-4A:
Class A2, 1.4136% 1/25/36 (a)(b)	511,047	473,051
Class B1, 2.4236% 1/25/36 (a)(b)	20,699	16,523
Class M1, 1.4736% 1/25/36 (a)(b)	163,153	145,988
Class M2, 1.4936% 1/25/36 (a)(b)	53,046	47,074
Class M3, 1.5236% 1/25/36 (a)(b)	70,306	57,908
Class M4, 1.6336% 1/25/36 (a)(b)	39,015	34,396
Class M5, 1.6736% 1/25/36 (a)(b)	39,015	29,716
Class M6, 1.7236% 1/25/36 (a)(b)	39,619	30,377
Series 2007-1 Class A2, 1.2606% 3/25/37 (a)(b)	299,498	265,625
Series 2007-2A:
Class A1, 1.2517% 7/25/37 (a)(b)	59,249	54,200
Class A2, 1.3017% 7/25/37 (a)(b)	55,533	50,761
Series 2007-3:
Class A2, 1.2717% 7/25/37 (a)(b)	73,946	62,000
Class M1, 1.2917% 7/25/37 (a)(b)	55,696	43,791
Class M2, 1.3217% 7/25/37 (a)(b)	59,740	45,451
Class M3, 1.3517% 7/25/37 (a)(b)	96,940	72,134
Class M4, 1.4817% 7/25/37 (a)(b)	152,041	103,610
Class M5, 1.5817% 7/25/37 (a)(b)	55,642	29,736
Series 2007-4A:
Class A2, 1.5406% 9/25/37 (a)(b)	796,781	538,258
Class M1, 1.9406% 9/25/37 (a)(b)	22,857	7,889
Series 2006-2A Class IO, 7/25/36(a)(b)(d)	4,778,665	0
CD Commercial Mortgage Trust Series 2007-CD5 Class A1A, 5.8% 11/15/44	416,639	418,488
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class A, 2.3939% 12/15/27 (a)(b)	2,592,392	2,597,268
Commercial Mortgage Loan Trust Series 2008-LS1 Class A1A, 6.3096% 12/10/49 (b)	5,102,964	5,142,285
CSAIL Commercial Mortgage Trust Series 2016-C7 Class A1, 1.4928% 11/15/49	1,535,029	1,524,132
CSMC Series 2015-TOWN Class A, 2.2444% 3/15/28 (a)(b)	4,340,000	4,336,444
CSMC Mortgage Trust Series 2016-NXSR Class A1, 1.9708% 12/15/49	1,071,215	1,070,866
GAHR Commercial Mortgage Trust floater Series 2015-NRF Class AFL1, 2.2939% 12/15/34 (a)(b)	1,354,246	1,356,095
GE Capital Commercial Mortgage Corp. Series 2007-C1 Class A1A, 5.483% 12/10/49	873,498	872,577
GS Mortgage Securities Trust:
floater Series 2014-GSFL Class A, 1.9939% 7/15/31 (a)(b)	795	787
sequential payer Series 2012-GCJ7 Class A4, 3.377% 5/10/45	6,745,000	7,041,153
Series 2016-GS4 Class A1, 1.532% 11/10/49	481,158	479,542
Hyatt Hotel Portfolio Trust floater Series 2015-HYT Class A, 2.244% 11/15/29 (a)(b)	2,039,000	2,042,158
JPMBB Commercial Mortgage Securities sequential payer Series 2014-C25 Class A2, 2.9493% 11/15/47	2,529,000	2,589,316
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class A1, 1.4943% 12/15/49	8,625,439	8,547,178
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2014-BXH Class A, 1.8891% 4/15/27 (a)(b)	3,927,912	3,936,582
Series 2014-FL5 Class A, 1.9739% 7/15/31 (a)(b)	1,296,982	1,297,792
sequential payer Series 2011-C3 Class A3, 4.3877% 2/15/46 (a)	1,325,936	1,349,592
Series 2016-WP Class TA, 2.4439% 10/15/33 (a)(b)	1,463,000	1,470,320
LB-UBS Commercial Mortgage Trust Series 2007-C7 Class A3, 5.866% 9/15/45	1,401,275	1,413,611
Lone Star Portfolio Trust floater Series 2015-LSP Class A1A2, 2.7939% 9/15/28 (a)(b)	1,503,078	1,507,825
Morgan Stanley BAML Trust:
sequential payer Series 2013-C7 Class A2, 1.863% 2/15/46	2,517,373	2,520,903
Series 2016-C32 Class A1, 1.968% 12/15/49	1,563,077	1,561,138
Morgan Stanley Capital I Trust Series 2016-BNK2 Class A1, 1.424% 11/15/49	1,193,890	1,181,872
SCG Trust Series 2013-SRP1 Class A, 2.6439% 11/15/26 (a)(b)	2,729,000	2,708,566
Wachovia Bank Commercial Mortgage Trust Series 2006-C26 Class A1A, 6.009% 6/15/45 (b)	228,422	227,945
Waldorf Astoria Boca Raton Trust floater Series 2016-BOCA Class A, 2.3439% 6/15/29 (a)(b)	2,345,000	2,350,893
Wells Fargo Commercial Mortgage Trust:
Series 2013-LC12 Class A1, 1.676% 7/15/46	2,564,480	2,566,069
Series 2016-LC25 Class A1, 1.795% 12/15/59	1,371,054	1,367,815
Wells Fargo Commercial Mtg Trust 2016-C sequential payer Series 2016-C37 Class A1, 1.847% 12/15/49	1,132,413	1,133,903
WF-RBS Commercial Mortgage Trust:
sequential payer:
Series 2013-C12 Class ASB, 2.838% 3/15/48	441,000	450,269
Series 2013-C16 Class ASB, 3.963% 9/15/46	922,000	979,293
Series 2014-C20 Class ASB, 3.638% 5/15/47	1,142,000	1,207,361
Series 2013-C13 Class A1, 0.778% 5/15/45	222,859	222,324
Series 2013-C14 Class A1, 0.836% 6/15/46	30,760	30,741
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $77,867,050)		77,519,117

Municipal Securities - 0.4%
Illinois Gen. Oblig. Series 2011, 5.877% 3/1/19	2,850,000	2,984,862
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.) Series 2010 D, 1.4% 6/1/17, VRDN (b)	5,300,000	5,300,000
TOTAL MUNICIPAL SECURITIES
(Cost $8,271,235)		8,284,862

Foreign Government and Government Agency Obligations - 0.5%
Alberta Province 1.9% 12/6/19	$7,000,000	$7,025,270
Ontario Province 1.25% 6/17/19	3,060,000	3,033,011
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $10,026,482)		10,058,281

Bank Notes - 1.5%
Capital One NA:
1.65% 2/5/18	$4,571,000	$4,569,798
1.85% 9/13/19	3,000,000	2,979,237
Citizens Bank NA 2.3% 12/3/18	1,351,000	1,357,019
Fifth Third Bank 2.375% 4/25/19	6,000,000	6,049,494
KeyBank NA:
1.65% 2/1/18	1,763,000	1,764,486
2.5% 12/15/19	1,749,000	1,767,648
PNC Bank NA 1.7% 12/7/18	10,000,000	10,003,890
UBS AG Stamford Branch 1.8% 3/26/18	3,416,000	3,420,769
TOTAL BANK NOTES
(Cost $31,928,952)		31,912,341

Commercial Paper - 0.2%
Vodafone Group PLC yankee 1.6% 9/5/17
(Cost $4,978,667)	5,000,000	4,981,368
	Shares	Value

Money Market Funds - 0.6%
Fidelity Cash Central Fund, 0.86% (e)
(Cost $11,759,291)	11,757,008	11,759,359
TOTAL INVESTMENT PORTFOLIO - 99.8%
(Cost $2,119,339,388)		2,121,332,529
NET OTHER ASSETS (LIABILITIES) - 0.2%		4,351,245
NET ASSETS - 100%		$2,125,683,774

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $324,203,688 or 15.3% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$86,187
Total	$86,187

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$1,372,063,503	$--	$1,372,063,503	$--
U.S. Government and Government Agency Obligations	302,666,922	--	302,666,922	--
U.S. Government Agency - Mortgage Securities	24,445,662	--	24,445,662	--
Asset-Backed Securities	268,090,564	--	268,090,564	--
Collateralized Mortgage Obligations	9,550,550	--	9,519,633	30,917
Commercial Mortgage Securities	77,519,117	--	77,519,117	--
Municipal Securities	8,284,862	--	8,284,862	--
Foreign Government and Government Agency Obligations	10,058,281	--	10,058,281	--
Bank Notes	31,912,341	--	31,912,341	--
Commercial Paper	4,981,368	--	4,981,368	--
Money Market Funds	11,759,359	11,759,359	--	--
Total Investments in Securities:	$2,121,332,529	$11,759,359	$2,109,542,253	$30,917

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, U.S. government and government agency obligations and commercial paper are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2017, the cost of investment securities for income tax purposes was $2,118,874,455. Net unrealized appreciation aggregated $2,458,074, of which $6,388,952 related to appreciated investment securities and $3,930,878 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Short-Term Bond Fund

May 31, 2017

STP-QTLY-0717
1.804842.113

Investments May 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 49.3%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 4.3%
Automobiles - 2.8%
American Honda Finance Corp.:
1.5% 11/19/18	$9,394	$9,370
1.7% 2/22/19	6,267	6,270
2% 2/14/20	12,600	12,650
BMW U.S. Capital LLC 2.15% 4/6/20 (a)	20,000	20,125
Daimler Finance North America LLC:
1.375% 8/1/17 (a)	13,451	13,452
1.5% 7/5/19 (a)	10,750	10,643
1.65% 3/2/18 (a)	7,774	7,774
1.65% 5/18/18 (a)	11,600	11,600
2.2% 5/5/20 (a)	15,650	15,667
2.3% 1/6/20 (a)	12,000	12,061
General Motors Financial Co., Inc.:
2.35% 10/4/19	10,100	10,095
2.4% 4/10/18	13,827	13,893
2.4% 5/9/19	5,000	5,015
2.65% 4/13/20	8,943	8,986
3.15% 1/15/20	2,000	2,037
4.2% 3/1/21	6,000	6,287
Volkswagen Group of America Finance LLC 1.65% 5/22/18 (a)	6,300	6,290
Volkswagen International Finance NV 1.6% 11/20/17 (a)	7,444	7,440
		179,655
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp. 2.1% 12/7/18	2,564	2,582
Media - 1.5%
21st Century Fox America, Inc.:
4.5% 2/15/21	20,000	21,533
8.25% 8/10/18	4,320	4,642
CBS Corp. 2.3% 8/15/19	5,200	5,234
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 3.579% 7/23/20	21,210	22,045
Comcast Corp. 6.3% 11/15/17	12,000	12,257
COX Communications, Inc. 6.25% 6/1/18 (a)	1,810	1,886
Time Warner Cable, Inc. 6.75% 7/1/18	10,885	11,441
Time Warner, Inc.:
4.75% 3/29/21	5,980	6,454
6.875% 6/15/18	9,300	9,794
		95,286

TOTAL CONSUMER DISCRETIONARY		277,523

CONSUMER STAPLES - 3.5%
Beverages - 0.8%
Anheuser-Busch InBev Finance, Inc.:
1.9% 2/1/19	26,630	26,699
2.65% 2/1/21	22,878	23,245
		49,944
Food & Staples Retailing - 0.5%
CVS Health Corp.:
1.9% 7/20/18	16,613	16,657
2.25% 12/5/18	5,000	5,034
Walgreens Boots Alliance, Inc.:
1.75% 11/17/17	1,551	1,553
1.75% 5/30/18	9,262	9,339
		32,583
Food Products - 0.4%
The J.M. Smucker Co. 1.75% 3/15/18	4,056	4,059
Tyson Foods, Inc.:
1.6358% 5/30/19 (b)	11,349	11,367
2.65% 8/15/19	6,460	6,548
		21,974
Tobacco - 1.8%
BAT International Finance PLC:
1.6412% 6/15/18 (a)(b)	10,000	10,029
1.85% 6/15/18 (a)	30,000	30,007
2.75% 6/15/20 (a)	12,080	12,246
Imperial Tobacco Finance PLC:
2.05% 2/11/18 (a)	7,701	7,704
2.05% 7/20/18 (a)	25,710	25,719
Philip Morris International, Inc.:
1.375% 2/25/19	15,998	15,887
1.875% 1/15/19	3,400	3,404
Reynolds American, Inc.:
2.3% 6/12/18	2,688	2,702
3.25% 6/12/20	7,781	8,054
		115,752

TOTAL CONSUMER STAPLES		220,253

ENERGY - 3.3%
Energy Equipment & Services - 0.5%
Noble Holding International Ltd. 5.75% 3/16/18	449	451
Petrofac Ltd. 3.4% 10/10/18 (a)	12,265	12,236
Schlumberger Holdings Corp. 2.35% 12/21/18 (a)	17,766	17,883
		30,570
Oil, Gas & Consumable Fuels - 2.8%
BP Capital Markets PLC:
1.375% 5/10/18	7,160	7,148
1.674% 2/13/18	8,500	8,508
1.676% 5/3/19	3,128	3,124
2.315% 2/13/20	10,676	10,798
Canadian Natural Resources Ltd. 1.75% 1/15/18	2,475	2,474
Columbia Pipeline Group, Inc. 2.45% 6/1/18	8,097	8,134
ConocoPhillips Co.:
1.5% 5/15/18	15,988	15,977
2.2% 5/15/20	2,000	2,012
DCP Midstream Operating LP 2.7% 4/1/19	544	541
Enbridge, Inc. 1.514% 6/2/17 (b)	11,191	11,191
Energy Transfer Partners LP 2.5% 6/15/18	3,456	3,474
Enterprise Products Operating LP:
1.65% 5/7/18	14,703	14,698
2.55% 10/15/19	1,251	1,267
Exxon Mobil Corp. 1.708% 3/1/19	17,000	17,055
Kinder Morgan Energy Partners LP 2.65% 2/1/19	573	579
Kinder Morgan, Inc.:
2% 12/1/17	1,900	1,902
3.05% 12/1/19	9,592	9,797
Marathon Petroleum Corp. 2.7% 12/14/18	9,578	9,681
Petro-Canada 6.05% 5/15/18	7,774	8,085
Petroleos Mexicanos:
3.125% 1/23/19	1,067	1,078
5.5% 2/4/19	6,500	6,815
Shell International Finance BV 2.125% 5/11/20	9,067	9,140
TransCanada PipeLines Ltd.:
1.625% 11/9/17	11,249	11,253
1.875% 1/12/18	12,481	12,498
3.125% 1/15/19	5,527	5,636
		182,865

TOTAL ENERGY		213,435

FINANCIALS - 23.3%
Banks - 13.3%
ABN AMRO Bank NV 2.1% 1/18/19 (a)	20,230	20,269
Bank of America Corp.:
2% 1/11/18	8,525	8,546
2.25% 4/21/20	5,084	5,085
2.6% 1/15/19	20,519	20,721
2.625% 10/19/20	5,000	5,047
2.65% 4/1/19	8,000	8,091
Bank of Tokyo-Mitsubishi UFJ Ltd. 1.7% 3/5/18 (a)	9,024	9,027
Barclays PLC:
2% 3/16/18	6,150	6,157
2.75% 11/8/19	14,000	14,125
3.25% 1/12/21	6,858	7,002
BNP Paribas 2.375% 9/14/17	15,444	15,486
BNP Paribas SA 2.7% 8/20/18	12,311	12,449
BPCE SA 2.5% 12/10/18	18,000	18,159
Capital One NA:
2.35% 8/17/18	10,500	10,559
2.35% 1/31/20	15,650	15,678
Citigroup, Inc.:
1.7% 4/27/18	17,280	17,273
2.05% 6/7/19	31,921	31,935
2.15% 7/30/18	5,750	5,769
2.45% 1/10/20	10,150	10,222
2.5% 9/26/18	12,200	12,289
2.5% 7/29/19	8,367	8,447
2.75% 4/25/22	10,000	10,006
Citizens Bank NA:
2.25% 3/2/20	12,000	12,023
2.45% 12/4/19	1,240	1,250
2.55% 5/13/21	10,093	10,131
Commonwealth Bank of Australia 2.05% 3/15/19	12,500	12,535
Credit Suisse Group Funding Guernsey Ltd. 3.45% 4/16/21	17,045	17,491
Credit Suisse New York Branch 1.75% 1/29/18	15,547	15,562
Discover Bank:
2% 2/21/18	20,473	20,503
2.6% 11/13/18	7,250	7,311
Fifth Third Bancorp:
2.875% 7/27/20	7,135	7,293
4.5% 6/1/18	5,894	6,048
Fifth Third Bank 2.15% 8/20/18	7,388	7,427
HSBC Bank PLC 1.5% 5/15/18 (a)	7,320	7,313
HSBC Holdings PLC 2.95% 5/25/21	12,415	12,574
HSBC U.S.A., Inc.:
1.7% 3/5/18	7,947	7,956
2.625% 9/24/18	6,383	6,450
Huntington National Bank:
2% 6/30/18	12,100	12,143
2.375% 3/10/20	12,000	12,092
ING Bank NV:
1.8% 3/16/18 (a)	16,562	16,591
1.8376% 10/1/19 (a)(b)	5,200	5,217
ING Groep NV 3.15% 3/29/22	12,250	12,485
Intesa Sanpaolo SpA 3.875% 1/16/18	7,000	7,072
JPMorgan Chase & Co.:
1.7% 3/1/18	20,725	20,741
2.2% 10/22/19	3,329	3,345
2.25% 1/23/20	4,447	4,466
2.35% 1/28/19	11,485	11,593
2.55% 10/29/20	4,750	4,794
KeyBank NA 1.7% 6/1/18	9,131	9,144
La Caisse Centrale 1.75% 1/29/18 (a)	8,185	8,193
Mitsubishi UFJ Financial Group, Inc. 2.95% 3/1/21	12,290	12,498
Mitsubishi UFJ Trust & Banking Corp. 1.6% 10/16/17 (a)	9,172	9,174
Mizuho Bank Ltd.:
1.55% 10/17/17 (a)	20,676	20,672
1.7929% 3/26/18 (a)(b)	8,050	8,078
MUFG Americas Holdings Corp.:
1.625% 2/9/18	1,790	1,790
2.25% 2/10/20	4,073	4,087
Nordea Bank AB 1.875% 9/17/18 (a)	11,200	11,221
PNC Bank NA 1.8% 11/5/18	11,500	11,521
Regions Financial Corp. 3.2% 2/8/21	6,820	6,987
Royal Bank of Canada:
1.5% 6/7/18	12,000	11,998
1.5% 7/29/19	12,690	12,574
2.125% 3/2/20	15,000	15,049
2.2% 7/27/18	7,079	7,122
Sumitomo Mitsui Banking Corp.:
1.75% 1/16/18	17,645	17,673
2.05% 1/18/19	16,150	16,188
SunTrust Bank 2.25% 1/31/20	25,000	25,168
The Toronto-Dominion Bank:
1.45% 9/6/18	10,000	9,976
1.45% 8/13/19	14,925	14,792
2.25% 11/5/19	13,700	13,814
Wells Fargo & Co.:
1.5% 1/16/18	30,480	30,464
2.6% 7/22/20	17,500	17,757
Westpac Banking Corp.:
1.6% 8/19/19	12,000	11,926
2.15% 3/6/20	12,400	12,440
		855,054
Capital Markets - 3.3%
Deutsche Bank AG London Branch:
1.875% 2/13/18	8,123	8,122
2.5% 2/13/19	1,000	1,003
2.85% 5/10/19	16,350	16,517
Goldman Sachs Group, Inc.:
1.748% 9/15/17	22,837	22,855
1.9196% 12/13/19 (b)	15,000	15,105
2% 4/25/19	9,100	9,108
2.375% 1/22/18	13,689	13,751
2.55% 10/23/19	15,830	15,992
2.625% 1/31/19	20,185	20,403
IntercontinentalExchange, Inc.:
2.5% 10/15/18	4,297	4,355
2.75% 12/1/20	7,267	7,408
Moody's Corp.:
2.75% 7/15/19	12,276	12,489
2.75% 12/15/21	1,564	1,579
Morgan Stanley:
1.875% 1/5/18	14,774	14,799
2.375% 7/23/19	5,730	5,771
2.5% 1/24/19	15,000	15,131
2.65% 1/27/20	12,000	12,153
S&P Global, Inc. 2.5% 8/15/18	3,751	3,783
UBS AG Stamford Branch 2.375% 8/14/19	9,006	9,077
		209,401
Consumer Finance - 4.3%
American Express Credit Corp.:
1.875% 11/5/18	7,800	7,803
2.2% 3/3/20	10,275	10,347
2.25% 5/5/21	9,000	9,006
2.6% 9/14/20	16,520	16,792
Capital One Financial Corp.:
2.45% 4/24/19	6,180	6,217
2.5% 5/12/20	10,000	10,054
Caterpillar Financial Services Corp. 2.1% 1/10/20	8,625	8,674
Discover Financial Services 6.45% 6/12/17	19,178	19,197
Ford Motor Credit Co. LLC:
1.684% 9/8/17	12,224	12,228
1.897% 8/12/19	10,000	9,922
2.145% 1/9/18	8,595	8,618
2.24% 6/15/18	7,891	7,914
2.262% 3/28/19	20,170	20,217
2.597% 11/4/19	10,000	10,061
2.681% 1/9/20	9,933	10,028
3.336% 3/18/21	25,885	26,373
Hyundai Capital America:
2% 3/19/18 (a)	7,774	7,784
2% 7/1/19 (a)	9,125	9,061
2.125% 10/2/17 (a)	9,137	9,147
2.875% 8/9/18 (a)	583	588
Synchrony Financial:
1.875% 8/15/17	10,823	10,824
2.6% 1/15/19	20,271	20,382
3% 8/15/19	6,020	6,106
Toyota Motor Credit Corp.:
1.55% 10/18/19	5,644	5,613
1.95% 4/17/20	12,100	12,115
		275,071
Diversified Financial Services - 0.1%
ING Bank NV 1.65% 8/15/19 (a)	5,200	5,148
Insurance - 2.3%
ACE INA Holdings, Inc. 2.3% 11/3/20	4,114	4,144
AFLAC, Inc. 2.4% 3/16/20	13,291	13,485
AIA Group Ltd. 2.25% 3/11/19 (a)	8,000	8,012
American International Group, Inc.:
2.3% 7/16/19	25,278	25,442
5.85% 1/16/18	7,518	7,716
Aon Corp. 5% 9/30/20	5,671	6,127
Assurant, Inc. 2.5% 3/15/18	7,873	7,909
Marsh & McLennan Companies, Inc. 2.55% 10/15/18	7,356	7,433
Metropolitan Life Global Funding I 1.5% 1/10/18 (a)	15,958	15,965
New York Life Global Funding 1.55% 11/2/18 (a)	12,260	12,257
Pricoa Global Funding I 1.9% 9/21/18 (a)	5,750	5,767
Principal Life Global Funding II 2.25% 10/15/18 (a)	11,570	11,652
Prudential Financial, Inc. 2.3% 8/15/18	6,074	6,119
TIAA Asset Management Finance LLC 2.95% 11/1/19 (a)	16,742	17,015
		149,043

TOTAL FINANCIALS		1,493,717

HEALTH CARE - 4.6%
Biotechnology - 0.6%
AbbVie, Inc.:
1.8% 5/14/18	15,781	15,802
2.5% 5/14/20	7,370	7,457
Amgen, Inc. 2.2% 5/22/19	8,204	8,261
Celgene Corp. 2.125% 8/15/18	5,502	5,531
		37,051
Health Care Equipment & Supplies - 1.0%
Abbott Laboratories 2.35% 11/22/19	18,475	18,588
Becton, Dickinson & Co.:
1.8% 12/15/17	6,317	6,333
2.404% 6/5/20 (c)	16,230	16,262
Medtronic, Inc. 1.5% 3/15/18	9,841	9,846
Zimmer Biomet Holdings, Inc. 2% 4/1/18	13,880	13,901
		64,930
Health Care Providers & Services - 0.6%
Cardinal Health, Inc. 1.95% 6/15/18	1,765	1,769
Express Scripts Holding Co. 1.25% 6/2/17	15,770	15,770
UnitedHealth Group, Inc.:
1.7% 2/15/19	4,193	4,195
1.9% 7/16/18	10,738	10,786
WellPoint, Inc. 1.875% 1/15/18	3,692	3,697
		36,217
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc. 2.15% 12/14/18	3,048	3,064
Pharmaceuticals - 2.3%
Actavis Funding SCS:
2.1996% 3/12/18 (b)	15,958	16,057
3% 3/12/20	15,452	15,789
Bayer U.S. Finance LLC 1.5% 10/6/17 (a)	13,200	13,199
Mylan N.V.:
2.5% 6/7/19	17,230	17,333
3% 12/15/18	8,000	8,112
Perrigo Co. PLC 3.5% 3/15/21	5,024	5,226
Shire Acquisitions Investments Ireland DAC 1.9% 9/23/19	20,000	19,926
Teva Pharmaceutical Finance Netherlands III BV:
1.4% 7/20/18	25,000	24,888
1.7% 7/19/19	14,682	14,561
Zoetis, Inc.:
1.875% 2/1/18	13,114	13,122
3.45% 11/13/20	1,708	1,772
		149,985

TOTAL HEALTH CARE		291,247

INDUSTRIALS - 1.3%
Aerospace & Defense - 0.4%
Lockheed Martin Corp. 1.85% 11/23/18	17,352	17,409
Rockwell Collins, Inc. 1.95% 7/15/19	5,140	5,152
		22,561
Airlines - 0.3%
Continental Airlines, Inc. 6.795% 8/2/18	5	5
Delta Air Lines, Inc. 2.875% 3/13/20	15,450	15,666
		15,671
Electrical Equipment - 0.0%
Fortive Corp. 1.8% 6/15/19 (a)	2,790	2,778
Industrial Conglomerates - 0.1%
Roper Technologies, Inc. 2.05% 10/1/18	5,750	5,766
Machinery - 0.1%
John Deere Capital Corp. 1.65% 10/15/18	7,802	7,813
Trading Companies & Distributors - 0.4%
Air Lease Corp.:
2.125% 1/15/18	3,138	3,145
2.125% 1/15/20	6,030	6,027
2.625% 9/4/18	5,039	5,085
International Lease Finance Corp. 5.875% 4/1/19	11,225	11,956
		26,213

TOTAL INDUSTRIALS		80,802

INFORMATION TECHNOLOGY - 1.9%
Communications Equipment - 0.2%
Cisco Systems, Inc. 1.65% 6/15/18	11,600	11,630
Electronic Equipment & Components - 1.0%
Amphenol Corp.:
1.55% 9/15/17	10,803	10,803
2.2% 4/1/20	15,000	15,067
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 3.48% 6/1/19 (a)	13,790	14,116
Tyco Electronics Group SA:
2.375% 12/17/18	1,388	1,399
6.55% 10/1/17	25,736	26,152
		67,537
IT Services - 0.2%
The Western Union Co.:
2.875% 12/10/17	9,469	9,531
3.65% 8/22/18	3,751	3,825
		13,356
Technology Hardware, Storage & Peripherals - 0.5%
Hewlett Packard Enterprise Co.:
2.85% 10/5/18	16,730	16,958
2.8898% 10/5/17 (b)	13,030	13,084
		30,042

TOTAL INFORMATION TECHNOLOGY		122,565

MATERIALS - 0.7%
Chemicals - 0.6%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 1.7% 5/1/18 (a)	17,050	17,067
Ecolab, Inc.:
1.45% 12/8/17	3,704	3,702
1.55% 1/12/18	12,134	12,135
Sherwin-Williams Co. 1.35% 12/15/17	5,980	5,975
		38,879
Metals & Mining - 0.1%
Freeport-McMoRan, Inc. 2.3% 11/14/17	3,998	3,988

TOTAL MATERIALS		42,867

REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.5%
Boston Properties, Inc. 3.7% 11/15/18	9,650	9,876
ERP Operating LP 2.375% 7/1/19	7,103	7,152
Health Care REIT, Inc.:
2.25% 3/15/18	2,747	2,757
4.7% 9/15/17	6,357	6,409
Select Income REIT 2.85% 2/1/18	5,193	5,221
		31,415
Real Estate Management & Development - 0.4%
Digital Realty Trust LP 3.4% 10/1/20	9,129	9,404
Mack-Cali Realty LP 2.5% 12/15/17	4,847	4,859
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	4,341	4,349
Washington Prime Group LP 3.85% 4/1/20	9,340	9,440
		28,052

TOTAL REAL ESTATE		59,467

TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.4%
AT&T, Inc.:
2.3% 3/11/19	7,280	7,319
2.45% 6/30/20	13,309	13,371
British Telecommunications PLC 2.35% 2/14/19	11,567	11,648
CenturyLink, Inc. 5.15% 6/15/17	8,649	8,649
Deutsche Telekom International Financial BV 6.75% 8/20/18	7,038	7,453
Verizon Communications, Inc.:
1.375% 8/15/19	30,100	29,786
4.5% 9/15/20	12,500	13,397
		91,623
Wireless Telecommunication Services - 0.1%
Vodafone Group PLC 1.5% 2/19/18	6,383	6,379

TOTAL TELECOMMUNICATION SERVICES		98,002

UTILITIES - 4.0%
Electric Utilities - 2.3%
American Electric Power Co., Inc. 1.65% 12/15/17	9,866	9,866
Duke Energy Corp.:
1.625% 8/15/17	3,931	3,932
1.8% 9/1/21	3,796	3,711
2.1% 6/15/18	13,883	13,938
Edison International 2.125% 4/15/20	15,000	15,037
Eversource Energy 1.45% 5/1/18	1,897	1,895
Exelon Corp.:
2.85% 6/15/20	6,843	6,972
3.497% 6/1/22 (b)	5,555	5,687
FirstEnergy Corp. 2.75% 3/15/18	21,485	21,611
Great Plains Energy, Inc. 2.5% 3/9/20	3,739	3,776
NextEra Energy Capital Holdings, Inc.:
1.586% 6/1/17	11,554	11,554
1.649% 9/1/18	2,594	2,589
Pacific Gas & Electric Co. 5.625% 11/30/17	11,071	11,302
PPL Capital Funding, Inc. 1.9% 6/1/18	4,643	4,647
Public Service Electric & Gas Co. 2.3% 9/15/18	1,000	1,011
Southern Co. 1.85% 7/1/19	16,250	16,208
TECO Finance, Inc. 1.7554% 4/10/18 (b)	13,000	13,018
		146,754
Independent Power and Renewable Electricity Producers - 0.3%
Emera U.S. Finance LP:
2.15% 6/15/19	1,698	1,699
2.7% 6/15/21	1,671	1,680
Kinder Morgan Finance Co. LLC 6% 1/15/18 (a)	7,000	7,176
Southern Power Co.:
1.5% 6/1/18	9,011	8,986
1.85% 12/1/17	2,439	2,442
		21,983
Multi-Utilities - 1.4%
Berkshire Hathaway Energy Co. 2% 11/15/18	7,527	7,548
Consolidated Edison, Inc. 2% 3/15/20	3,278	3,282
Dominion Resources, Inc.:
1.4% 9/15/17	4,458	4,460
1.6% 8/15/19	4,062	4,024
1.875% 1/15/19	15,000	14,981
1.9% 6/15/18	9,703	9,721
2.5% 12/1/19	10,591	10,701
3.4522% 9/30/66 (b)	6,389	5,495
Public Service Enterprise Group, Inc. 1.6% 11/15/19	6,071	5,994
Sempra Energy 1.625% 10/7/19	10,647	10,537
Wisconsin Energy Corp. 1.65% 6/15/18	10,459	10,460
		87,203

TOTAL UTILITIES		255,940

TOTAL NONCONVERTIBLE BONDS
(Cost $3,147,977)		3,155,818

U.S. Government and Government Agency Obligations - 24.1%
U.S. Government Agency Obligations - 1.6%
Fannie Mae:
0.875% 8/2/19	$30,311	$29,981
1% 2/26/19	75,198	74,779
1.125% 12/14/18	158	158
1.875% 9/18/18	114	115

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		105,033

U.S. Treasury Obligations - 22.5%
U.S. Treasury Notes:
0.75% 7/15/19	327,042	323,273
0.875% 9/15/19	35,859	35,502
1.375% 3/31/20	730,086	729,233
1.375% 4/30/20	75,030	74,892
1.5% 5/15/20	275,563	276,069

TOTAL U.S. TREASURY OBLIGATIONS		1,438,969

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,548,105)		1,544,002

U.S. Government Agency - Mortgage Securities - 1.5%
Fannie Mae - 1.1%
2.451% 4/1/44 (b)	879	904
2.46% 2/1/44 (b)	624	649
2.502% 2/1/44 (b)	506	520
2.567% 5/1/44 (b)	1,023	1,055
2.571% 6/1/42 (b)	605	627
2.575% 1/1/44 (b)	960	1,000
2.629% 5/1/44 (b)	1,641	1,692
2.647% 4/1/44 (b)	2,281	2,352
2.695% 2/1/42 (b)	2,996	3,101
2.773% 1/1/42 (b)	2,242	2,352
2.834% 5/1/35 (b)	818	860
2.892% 7/1/35 (b)	1,256	1,323
2.909% 12/1/34 (b)	369	390
2.919% 12/1/33 (b)	442	465
2.944% 11/1/40 (b)	219	231
2.947% 11/1/34 (b)	2,840	3,035
3.019% 10/1/41 (b)	180	189
3.023% 9/1/41 (b)	335	353
3.033% 11/1/34 (b)	476	499
3.05% 8/1/41 (b)	182	191
3.05% 8/1/41 (b)	162	168
3.05% 9/1/41 (b)	1,804	1,918
3.088% 10/1/35 (b)	2,774	2,917
3.166% 4/1/35 (b)	1,116	1,179
3.17% 11/1/36 (b)	928	963
3.221% 2/1/35 (b)	873	919
3.25% 7/1/41 (b)	488	512
3.3% 10/1/41 (b)	863	918
3.31% 1/1/40 (b)	1,020	1,080
3.331% 3/1/40 (b)	687	723
3.349% 1/1/40 (b)	1,053	1,095
3.357% 2/1/40 (b)	1,419	1,472
3.384% 10/1/41 (b)	314	334
3.435% 12/1/39 (b)	193	202
3.438% 2/1/40 (b)	430	448
3.5% 1/1/26 to 9/1/29	20,259	21,274
3.567% 7/1/41 (b)	627	653
3.573% 3/1/40 (b)	792	834
4.5% 6/1/19 to 7/1/20	62	64
5.5% 10/1/17 to 11/1/34	7,378	8,184
6.5% 7/1/17 to 8/1/17	1	1
7% 7/1/17 to 11/1/18	0	0
7.5% 11/1/31	1	1

TOTAL FANNIE MAE		67,647

Freddie Mac - 0.4%
3.011% 11/1/35 (b)	409	422
3.13% 8/1/41 (b)	928	966
3.13% 9/1/41 (b)	552	583
3.158% 10/1/42 (b)	1,803	1,903
3.206% 8/1/36 (b)	373	394
3.219% 9/1/41 (b)	360	374
3.22% 4/1/41 (b)	330	350
3.279% 6/1/41 (b)	424	446
3.421% 5/1/41 (b)	332	350
3.5% 8/1/26	10,621	11,144
3.529% 4/1/40 (b)	619	649
3.62% 5/1/41 (b)	462	487
3.624% 2/1/40 (b)	715	754
3.648% 6/1/41 (b)	476	502
3.655% 4/1/40 (b)	621	653
4% 6/1/24 to 4/1/26	4,788	5,084
4.5% 8/1/18 to 11/1/18	1,088	1,114
5% 4/1/20	440	449
8.5% 5/1/26 to 7/1/28	103	121

TOTAL FREDDIE MAC		26,745

Ginnie Mae - 0.0%
7% 1/15/25 to 8/15/32	694	808
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $94,106)		95,200

Asset-Backed Securities - 13.7%
Accredited Mortgage Loan Trust:
Series 2003-3 Class A1, 5.21% 1/25/34 (AMBAC Insured)	$789	$801
Series 2005-1 Class M1, 1.7286% 4/25/35 (b)	380	375
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 2.6736% 3/25/34 (b)	37	36
Ally Auto Receivables Trust Series 2017-1 Class A3, 1.7% 6/15/21	9,320	9,324
Ally Master Owner Trust:
Series 2012-4 Class A, 1.72% 7/15/19	4,069	4,069
Series 2012-5 Class A, 1.54% 9/15/19	23,369	23,381
Series 2014-4 Class A2, 1.43% 6/17/19	12,365	12,365
Series 2014-5 Class A2, 1.6% 10/15/19	22,911	22,927
Series 2015-3 Class A, 1.63% 5/15/20	12,160	12,166
American Express Credit Account Master Trust:
Series 2017-1 Class A, 1.93% 9/15/22	17,281	17,373
Series 2017-3 Class A, 1.1644% 11/15/22	12,660	12,674
AmeriCredit Automobile Receivables Trust:
Series 2014-2 Class A3, 0.94% 2/8/19	43	43
Series 2014-4 Class A3, 1.27% 7/8/19	942	942
Series 2015-2 Class A3, 1.27% 1/8/20	5,621	5,619
Series 2016-1 Class A3, 1.81% 10/8/20	6,338	6,351
Series 2016-2 Class A2A, 1.42% 10/8/19	3,866	3,865
Ameriquest Mortgage Securities, Inc. pass-thru certificates Series 2004-R2 Class M3, 1.8486% 4/25/34 (b)	53	46
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.8036% 3/25/34 (b)	330	313
Series 2004-W7 Class M1, 1.8486% 5/25/34 (b)	126	122
Series 2006-W4 Class A2C, 1.1836% 5/25/36 (b)	652	226
Asset Backed Securities Corp. Home Equity Loan Trust Series 2006-HE2 Class M1, 1.3936% 3/25/36 (b)	4	1
Bank of America Credit Card Master Trust:
Series 2015-A2 Class A, 1.36% 9/15/20	15,889	15,880
Series 2017-A1 Class A1, 1.95% 8/15/22	15,536	15,634
BMW Vehicle Owner Trust Series 2016-A Class A3, 1.16% 11/25/20	8,930	8,874
Capital Auto Receivables Asset Trust:
Series 2015-2 Class A2, 1.39% 9/20/18	2,171	2,171
Series 2016-1 Class A3, 1.73% 4/20/20	7,385	7,397
Capital One Multi-Asset Execution Trust:
Series 2015-A5 Class A5, 1.6% 5/17/21	1,500	1,503
Series 2015-A8 Class A8, 2.05% 8/15/23	8,601	8,663
Series 2016-A3 Class A3, 1.34% 4/15/22	16,750	16,654
Series 2016-A4 Class A4, 1.33% 6/15/22	13,463	13,368
Series 2017-A1 Class A1, 2% 1/17/23	12,000	12,089
Carmax Auto Owner Trust Series 2015-3 Class A3, 1.63% 5/15/20	5,761	5,766
CarMax Auto Owner Trust Series 2016-4 Class A3, 1.4% 8/15/21	11,221	11,146
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 1.1306% 12/25/36 (b)	1,073	824
Chase Issuance Trust:
Series 2015-A2, Class A, 1.59% 2/18/20	3,046	3,051
Series 2015-A7 Class A7, 1.62% 7/15/20	10,463	10,483
Series 2016-A2 Class A, 1.37% 6/15/21	16,440	16,352
Series 2016-A5 Class A5, 1.27% 7/15/21	16,850	16,728
Chesapeake Funding II LLC Series 2017-2A Class A1, 1.99% 5/15/29 (a)	10,824	10,823
Chrysler Capital Auto Receivables Trust:
Series 2015-AA Class A3, 1.22% 7/15/19 (a)	4,430	4,428
Series 2016-BA Class A2, 1.36% 1/15/20 (a)	10,546	10,539
CIT Equipment Collateral Series 2014-VT1 Class A3, 1.5% 10/21/19 (a)	4,238	4,239
Citibank Credit Card Issuance Trust:
Series 2014-A8 Class A8, 1.73% 4/9/20	15,490	15,532
Series 2017-A2 Class A2, 1.74% 1/19/21	15,722	15,777
Series 2017-A3 Class A3, 1.92% 4/7/22	14,070	14,124
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 6.2736% 3/25/32 (b)	7	7
Series 2004-2 Class 3A4, 1.5236% 7/25/34 (b)	261	234
Series 2004-3 Class M4, 2.4786% 4/25/34 (b)	32	30
Series 2004-4 Class M2, 1.8186% 6/25/34 (b)	46	46
Dell Equipment Finance Trust Series 2015-1 Class A3, 1.3% 3/23/20 (a)	971	971
Discover Card Master Trust:
Series 2012-A6 Class A6, 1.67% 1/18/22	11,273	11,272
Series 2015-A2 Class A, 1.9% 10/17/22	22,000	22,087
Series 2016-A1 Class A1, 1.64% 7/15/21	11,630	11,646
Series 2016-A4 Class A4, 1.39% 3/15/22	13,612	13,530
Enterprise Fleet Financing LLC:
Series 2014-2 Class A2, 1.05% 3/20/20 (a)	2,448	2,446
Series 2015-1 Class A2, 1.3% 9/20/20 (a)	3,841	3,838
Series 2016-2 Class A2, 1.74% 2/22/22 (a)	6,656	6,651
Series 2017-1 Class A2, 2.13% 7/20/22 (a)	8,036	8,063
Fannie Mae Series 2004-T5:
Class AB1, 1.4323% 5/28/35 (b)	531	488
Class AB3, 1.7186% 5/28/35 (b)	245	219
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 3.1986% 8/25/34 (b)	184	176
Flagship Credit Auto Trust Series 2016-1 Class A, 2.77% 12/15/20 (a)	6,953	7,013
Ford Credit Auto Owner Trust:
Series 2014-2 Class A, 2.31% 4/15/26 (a)	7,170	7,260
Series 2015-2 Class A, 2.44% 1/15/27 (a)	11,704	11,883
Series 2015-C Class A3, 1.41% 2/15/20	8,892	8,892
Series 2016-B Class A3, 1.33% 10/15/20	9,231	9,214
Series 2017-A Class A3, 1.67% 6/15/21	11,089	11,102
Ford Credit Floorplan Master Owner Trust:
Series 2015-1 Class A1, 1.42% 1/15/20	8,691	8,689
Series 2015-4 Class A1, 1.77% 8/15/20	9,880	9,904
Series 2015-5 Class A, 2.39% 8/15/22	25,466	25,811
Series 2016-3 Class A1, 1.55% 7/15/21	8,000	7,967
Fremont Home Loan Trust:
Series 2004-D Class M5, 2.5236% 11/25/34 (b)	35	0
Series 2005-A:
Class M3, 1.7586% 1/25/35 (b)	565	526
Class M4, 2.0436% 1/25/35 (b)	207	109
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 1.5687% 2/25/47 (a)(b)	399	378
GE Business Loan Trust Series 2006-2A:
Class A, 1.1691% 11/15/34 (a)(b)	51	49
Class B, 1.2691% 11/15/34 (a)(b)	18	17
Class C, 1.3691% 11/15/34 (a)(b)	31	28
Class D, 1.7391% 11/15/34 (a)(b)	12	11
GM Financial Automobile Leasing Trust:
Series 2015-1 Class A3, 1.53% 9/20/18	7,246	7,250
Series 2015-2 Class A3, 1.68% 12/20/18	8,677	8,690
Series 2016-2 Class A2A, 1.28% 10/22/18	7,677	7,673
GMF Floorplan Owner Revolving Trust:
Series 2015-1 Class A1, 1.65% 5/15/20 (a)	16,253	16,264
Series 2016-1 Class A1, 1.86% 5/17/21 (a)	10,000	10,036
Series 2017-1 Class A1, 2.25% 1/18/22 (a)	9,903	9,965
Home Equity Asset Trust:
Series 2003-2 Class M1, 2.3106% 8/25/33 (b)	36	36
Series 2003-5 Class A2, 1.6906% 12/25/33 (b)	179	173
Series 2004-1 Class M2, 2.7236% 6/25/34 (b)	142	138
Honda Auto Receivables Owner Trust Series 2016-2 Class A3, 1.39% 4/15/20	5,488	5,483
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 1.1806% 1/25/37 (b)	741	529
Huntington Auto Trust Series 2016-1 Class A3, 1.59% 11/16/20	6,238	6,242
Hyundai Auto Lease Securitization Trust Series 2015-B Class A3, 1.4% 11/15/18 (a)	9,640	9,639
Hyundai Auto Receivables Trust Series 2015-C Class A3, 1.46% 2/18/20	8,760	8,762
Hyundai Floorplan Master Owner Trust Series 2016-1A Class A2, 1.81% 3/15/21 (a)	6,861	6,863
KeyCorp Student Loan Trust Series 2006-A Class 2C, 2.3029% 3/27/42 (b)	359	245
Long Beach Mortgage Loan Trust Series 2006-6 Class 2A3, 1.1736% 7/25/36 (b)	5,117	2,570
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 1.2906% 5/25/37 (b)	221	4
Mercedes Benz Auto Lease Trust Series 2015-B Class A3, 1.34% 7/16/18	5,632	5,632
Mercedes-Benz Auto Receivables Trust Series 2016-1 Class A3, 1.26% 2/16/21	12,958	12,898
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.7736% 7/25/34 (b)	15	14
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.9986% 7/25/34 (b)	19	19
Series 2006-FM1 Class A2B, 1.1336% 4/25/37 (b)	1	1
Series 2006-OPT1 Class A1A, 1.5436% 6/25/35 (b)	460	446
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 1.7036% 8/25/34 (b)	369	333
Series 2004-NC8 Class M6, 2.8986% 9/25/34 (b)	34	33
Series 2005-NC1 Class M1, 1.6836% 1/25/35 (b)	87	81
Series 2005-NC2 Class B1, 2.7786% 3/25/35 (b)	80	3
Nationstar HECM Loan Trust:
Series 2016-1A Class A, 2.9813% 2/25/26 (a)	3,162	3,163
Series 2016-3A Class A, 2.0125% 8/25/26 (a)	9,667	9,648
Navient Student Loan Trust Series 2016-6A Class A1, 1.5036% 3/25/66 (a)(b)	10,281	10,305
Nissan Auto Receivables Owner Trust:
Series 2016-A Class A3, 1.34% 10/15/20	6,747	6,734
Series 2016-B Class A3, 1.32% 1/15/21	7,401	7,377
Nissan Auto Receivables Trust Series 2016-C Class A3, 1.18% 1/15/21	12,029	11,953
Nissan Master Owner Trust Receivables:
Series 2015-A Class A2, 1.44% 1/15/20	12,071	12,070
Series 2016-A Class A2, 1.54% 6/15/21	7,141	7,108
Northstar Education Finance, Inc., Delaware Series 2005-1 Class A5, 1.789% 10/30/45 (b)	1,316	1,304
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.8656% 9/25/34 (b)	2,716	2,700
Class M4, 3.1656% 9/25/34 (b)	1,212	791
Series 2005-WCH1 Class M4, 2.2686% 1/25/36 (b)	845	836
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.8236% 4/25/33 (b)	3	3
Santander Drive Auto Receivables Trust Series 2014-4 Class B, 1.82% 5/15/19	0	0
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.8186% 3/25/35 (b)	317	304
Securitized Term Auto Receivables Trust:
Series 2016-1A Class A3, 1.524% 3/25/20 (a)	7,254	7,229
Series 2017-1A Class A3, 1.89% 8/25/20 (a)	10,965	10,973
SLM Private Credit Student Loan Trust:
Series 2004-A Class C, 2.0812% 6/15/33 (b)	939	934
Series 2004-B Class C, 2.0012% 9/15/33 (b)	1,575	1,555
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 2.7486% 9/25/34 (b)	27	25
Synchrony Credit Card Master Note Trust:
Series 2015-2 Class A, 1.6% 4/15/21	434	434
Series 2015-3 class A, 1.74% 9/15/21	11,000	11,017
Series 2016-1 Class A, 2.04% 3/15/22	9,550	9,602
TCF Auto Receivables Owner Trust Series 2016-1A Class A2, 1.39% 11/15/19 (a)	6,774	6,768
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.8506% 9/25/34 (b)	340	318
Toyota Auto Receivables Owner Trust Series 2016-B Class A3, 1.3% 4/15/20	5,865	5,853
Toyota Auto Receivables Trust Series 2016-C Class A3, 1.14% 8/17/20	7,607	7,568
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 1.5651% 4/6/42 (a)(b)	261	133
Verizon Owner Trust:
Series 2016-1A Class A, 1.42% 1/20/21 (a)	11,851	11,808
Series 2016-2A Class A, 1.68% 5/20/21 (a)	13,878	13,882
Volkswagen Auto Lease Trust Series 2015-A Class A3, 1.25% 12/20/17	1,230	1,230
Volkswagen Auto Loan Enhanced Trust Series 2014-1 Class A3, 0.91% 10/22/18	819	819
Volkswagen Credit Auto Master Trust Series 2014-1A Class A2, 1.4% 7/22/19 (a)	7,794	7,793
Volvo Financial Equipment LLC Series 2015-1A Class A3, 1.51% 6/17/19 (a)	7,106	7,109
World Omni Auto Receivables Trust Series 2016-A Class A3, 1.77% 9/15/21	1,299	1,304
World Omni Automobile Lease Securitization Trust Series 2015-A Class A3, 1.54% 10/15/18	9,090	9,093
TOTAL ASSET-BACKED SECURITIES
(Cost $876,484)		875,386

Collateralized Mortgage Obligations - 1.7%
Private Sponsor - 0.3%
BCAP LLC II Trust Series 2012-RR10 Class 5A5, 1.2466% 4/26/36 (a)(b)	168	167
Credit Suisse Mortgage Trust Series 2012-2R Class 1A1, 3.0675% 5/27/35 (a)(b)	2,415	2,478
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1.1517% 2/25/37 (b)	222	212
Mortgage Repurchase Agreement Funding Trust floater Series 2016-5 Class A, 2.1594% 6/10/19 (a)(b)	16,950	16,916
Nationstar HECM Loan Trust sequential payer Series 2015-2A Class A, 2.8826% 11/25/25 (a)	935	936
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 3.3394% 6/10/35 (a)(b)	88	84
Class B6, 3.8394% 6/10/35 (a)(b)	12	7
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 2.1999% 7/20/34 (b)	12	12

TOTAL PRIVATE SPONSOR		20,812

U.S. Government Agency - 1.4%
Fannie Mae:
floater Series 2015-27 Class KF, 1.3236% 5/25/45 (b)	17,961	17,936
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	2,498	2,584
planned amortization class Series 2012-94 Class E, 3% 6/25/22	973	987
sequential payer:
Series 2001-40 Class Z, 6% 8/25/31	388	436
Series 2009-31 Class A, 4% 2/25/24	93	93
Series 2016-27:
Class HK, 3% 1/25/41	15,711	16,122
Class KG, 3% 1/25/40	8,008	8,217
Series 2016-42 Class FL, 1.3736% 7/25/46 (b)	18,873	18,925
Freddie Mac:
planned amortization class Series 3820 Class DA, 4% 11/15/35	1,774	1,821
Series 3949 Class MK, 4.5% 10/15/34	1,773	1,905
Series 4221-CLS Class GA, 1.4% 7/15/23	7,635	7,542
Ginnie Mae guaranteed REMIC pass-thru certificates Series 2015-H17 Class HA, 2.5% 5/20/65 (d)	10,070	10,173

TOTAL U.S. GOVERNMENT AGENCY		86,741

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $107,986)		107,553

Commercial Mortgage Securities - 3.0%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.7316% 2/14/43 (b)(e)	345	4
Banc of America Commercial Mortgage Trust sequential payer Series 2007-5 Class A1A, 5.361% 2/10/51	12,299	12,391
Bank of America Commercial Mortgage Trust Series 2016-UB10 Class A1, 1.559% 7/15/49	6,277	6,244
Barclays Commercial Mortgage Securities LLC floater Series 2015-RRI Class A, 2.1439% 5/15/32 (a)(b)	7,555	7,565
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 2.2986% 12/25/33 (a)(b)	18	17
Series 2005-4A:
Class A2, 1.4136% 1/25/36 (a)(b)	1,482	1,371
Class B1, 2.4236% 1/25/36 (a)(b)	61	48
Class M1, 1.4736% 1/25/36 (a)(b)	471	422
Class M2, 1.4936% 1/25/36 (a)(b)	167	148
Class M3, 1.5236% 1/25/36 (a)(b)	210	173
Class M4, 1.6336% 1/25/36 (a)(b)	114	101
Class M5, 1.6736% 1/25/36 (a)(b)	114	87
Class M6, 1.7236% 1/25/36 (a)(b)	116	89
Series 2006-3A Class M4, 1.4206% 10/25/36 (a)(b)	21	16
Series 2007-1 Class A2, 1.2606% 3/25/37 (a)(b)	833	739
Series 2007-2A:
Class A1, 1.2517% 7/25/37 (a)(b)	169	155
Class A2, 1.3017% 7/25/37 (a)(b)	159	145
Class M1, 1.3517% 7/25/37 (a)(b)	76	59
Class M2, 1.3917% 7/25/37 (a)(b)	42	33
Class M3, 1.4717% 7/25/37 (a)(b)	33	26
Series 2007-3:
Class A2, 1.2717% 7/25/37 (a)(b)	214	180
Class M1, 1.2917% 7/25/37 (a)(b)	162	127
Class M2, 1.3217% 7/25/37 (a)(b)	173	131
Class M3, 1.3517% 7/25/37 (a)(b)	280	208
Class M4, 1.4817% 7/25/37 (a)(b)	440	300
Class M5, 1.5817% 7/25/37 (a)(b)	160	86
Series 2007-4A:
Class A2, 1.5406% 9/25/37 (a)(b)	2,231	1,507
Class M1, 1.9406% 9/25/37 (a)(b)	66	23
Series 2006-2A Class IO, 0% 7/25/36 (a)(b)(e)	13,792	0
Bear Stearns Commercial Mortgage Securities Trust sequential payer Series 2007-PW18 Class A4, 5.7% 6/11/50	4,671	4,711
CD Commercial Mortgage Trust Series 2007-CD5 Class A1A, 5.8% 11/15/44	1,077	1,082
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class A, 2.3939% 12/15/27 (a)(b)	8,975	8,992
Citigroup Commercial Mortgage Trust:
Series 2007-C6 Class A4, 5.922% 12/10/49 (b)	1,250	1,249
Series 2013-GC11 Class A1, 0.754% 4/10/46	461	460
COMM Mortgage Trust:
Series 2012-CR4 Class ASB, 2.436% 10/15/45	7,308	7,403
Series 2014-CR15 Class A2, 2.928% 2/10/47	1,530	1,557
Commercial Mortgage Loan Trust Series 2008-LS1 Class A1A, 6.3096% 12/10/49 (b)	16,626	16,754
Credit Suisse Mortgage Trust Series 2007-4 Class A4, 6.1386% 9/15/39 (b)	3,555	3,552
CSAIL Commercial Mortgage Trust Series 2016-C7 Class A1, 1.4928% 11/15/49	4,680	4,647
CSMC Series 2015-TOWN:
Class B, 2.8939% 3/15/28 (a)(b)	1,592	1,591
Class C, 3.2439% 3/15/28 (a)(b)	1,552	1,551
Class D, 4.1939% 3/15/28 (a)(b)	4,427	4,427
Freddie Mac Series K707 Class A1, 1.615% 9/25/18	2,985	2,988
GAHR Commercial Mortgage Trust floater Series 2015-NRF Class AFL1, 2.2939% 12/15/34 (a)(b)	3,729	3,734
GE Capital Commercial Mortgage Corp. Series 2007-C1 Class A1A, 5.483% 12/10/49	3,309	3,305
GS Mortgage Securities Trust floater Series 2014-GSFL Class A, 1.9939% 7/15/31 (a)(b)	2	2
Hyatt Hotel Portfolio Trust floater Series 2015-HYT Class A, 2.244% 11/15/29 (a)(b)	5,390	5,398
JPMBB Commercial Mortgage Securities sequential payer Series 2014-C25 Class A2, 2.9493% 11/15/47	7,490	7,669
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2014-BXH Class A, 1.8891% 4/15/27 (a)(b)	10,097	10,119
Series 2014-FL5 Class A, 1.9739% 7/15/31 (a)(b)	3,542	3,544
sequential payer Series 2011-C3 Class A3, 4.3877% 2/15/46 (a)	5,198	5,291
Series 2013-C13 Class A1, 1.3029% 1/15/46	41	41
Series 2016-WP Class TA, 2.4439% 10/15/33 (a)(b)	4,543	4,566
LB-UBS Commercial Mortgage Trust Series 2007-C7 Class A3, 5.866% 9/15/45	3,695	3,727
Lone Star Portfolio Trust floater Series 2015-LSP Class A1A2, 2.7939% 9/15/28 (a)(b)	4,359	4,373
Morgan Stanley BAML Trust:
sequential payer Series 2013-C7 Class A2, 1.863% 2/15/46	7,813	7,824
Series 2016-C32 Class A1, 1.968% 12/15/49	4,552	4,546
SCG Trust Series 2013-SRP1 Class A, 2.6439% 11/15/26 (a)(b)	7,192	7,138
UBS-Barclays Commercial Mortgage Trust sequential payer Series 2013-C6 Class A1, 0.8022% 4/10/46	904	901
Wachovia Bank Commercial Mortgage Trust Series 2006-C26 Class A1A, 6.009% 6/15/45 (b)	599	598
Waldorf Astoria Boca Raton Trust floater Series 2016-BOCA Class A, 2.3439% 6/15/29 (a)(b)	7,734	7,753
Wells Fargo Commercial Mortgage Trust:
Series 2013-LC12 Class A1, 1.676% 7/15/46	5,850	5,854
Series 2016-LC25 Class A1, 1.795% 12/15/59	4,153	4,143
Wells Fargo Commercial Mtg Trust 2016-C sequential payer Series 2016-C37 Class A1, 1.847% 12/15/49	3,297	3,302
WF-RBS Commercial Mortgage Trust:
sequential payer:
Series 2013-C12 Class ASB, 2.838% 3/15/48	1,360	1,389
Series 2014-C20 Class ASB, 3.638% 5/15/47	3,441	3,638
Series 2013-C13 Class A1, 0.778% 5/15/45	582	580
Series 2013-C14 Class A1, 0.836% 6/15/46	70	70
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $197,771)		192,864

Municipal Securities - 0.8%
Illinois Gen. Oblig. Series 2011, 5.877% 3/1/19	11,500	12,044
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2010 B, 1.4% 6/1/17, VRDN (b)	$10,000	$10,000
Series 2010 C, 1.4% 6/1/17, VRDN (b)	16,300	16,300
Series 2010 D, 1.4% 6/1/17, VRDN (b)	10,000	10,000
TOTAL MUNICIPAL SECURITIES
(Cost $48,289)		48,344

Foreign Government and Government Agency Obligations - 0.1%
Ontario Province 1.25% 6/17/19	$
(Cost $8,909)	9,000	$8,921

Bank Notes - 2.1%
Bank of America NA 1.75% 6/5/18	11,500	11,521
Capital One NA 1.65% 2/5/18	11,661	11,658
Citizens Bank NA 2.3% 12/3/18	10,896	10,945
Discover Bank 3.1% 6/4/20	5,758	5,879
Fifth Third Bank 2.375% 4/25/19	7,425	7,486
KeyBank NA:
1.65% 2/1/18	$4,758	$4,762
2.25% 3/16/20	3,604	3,624
2.35% 3/8/19	6,000	6,046
2.5% 12/15/19	4,770	4,821
Manufacturers & Traders Trust Co. 2.3% 1/30/19	1,080	1,090
PNC Bank NA:
1.45% 7/29/19	12,033	11,926
1.5% 2/23/18	8,053	8,057
1.95% 3/4/19	11,500	11,530
RBS Citizens NA 2.5% 3/14/19	3,813	3,845
Regions Bank 7.5% 5/15/18	994	1,046
Regions Financial Corp. 2.25% 9/14/18	17,720	17,780
UBS AG Stamford Branch 1.8% 3/26/18	8,967	8,980
TOTAL BANK NOTES
(Cost $130,709)		130,996

Commercial Paper - 0.3%
Vodafone Group PLC yankee:
1.6% 9/5/17	5,000	4,981
1.6% 9/12/17	15,000	14,939
TOTAL COMMERCIAL PAPER
(Cost $19,910)		19,920
	Shares	Value (000s)

Money Market Funds - 0.7%
Fidelity Cash Central Fund, 0.86% (f)
(Cost $44,181)	44,171,762	44,181
	Maturity Amount (000s)	Value (000s)

Cash Equivalents - 2.3%
With:
Credit Suisse Securities (U.S.A.) LLC at:
1.47%, dated 5/8/17 due 9/5/17 (Collateralized by Corporate Obligations valued at $21,622,808, 0.00% - 8.75%, 8/15/20 - 2/01/43)	20,098	20,000
1.5%, dated 5/30/17 due 10/4/17 (Collateralized by Corporate Obligations valued at $25,921,349, 7.25%, 6/01/21)	24,127	24,000
Mizuho Securities U.S.A., Inc. at:
2.34%, dated 2/13/17 due 8/11/17 (Collateralized by Corporate Obligations valued at $26,873,732, 2.80% - 8.63%, 9/15/18 - 8/21/42)	25,291	25,003
2.4%, dated 3/1/17 due 8/28/17 (Collateralized by Corporate Obligations valued at $37,909,899, 5.92% - 12.00%, 6/16/20 - 4/17/23)	35,420	35,006
Morgan Stanley & Co., Inc. at:
1.76%, dated 5/12/17 due 8/10/17 (Collateralized by Equity Securities valued at $27,026,400)(b)(g)	25,110	24,998
1.86%, dated 3/15/17 due 6/13/17 (Collateralized by U.S. Treasury Obligations valued at $20,481,850, 1.38%, 1/31/21)(b)(g)	20,093	20,000
TOTAL CASH EQUIVALENTS
(Cost $149,000)		149,007
TOTAL INVESTMENT PORTFOLIO - 99.6%
(Cost $6,373,427)		6,372,192
NET OTHER ASSETS (LIABILITIES) - 0.4%		28,198
NET ASSETS - 100%		$6,400,390

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $818,287,000 or 12.8% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (e) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements are available on the SEC’s website or upon request.

 (g) The maturity amount is based on the rate at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$254
Total	$254

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Corporate Bonds	$3,155,818	$--	$3,155,818	$--
U.S. Government and Government Agency Obligations	1,544,002	--	1,544,002	--
U.S. Government Agency - Mortgage Securities	95,200	--	95,200	--
Asset-Backed Securities	875,386	--	875,253	133
Collateralized Mortgage Obligations	107,553	--	107,462	91
Commercial Mortgage Securities	192,864	--	192,864	--
Municipal Securities	48,344	--	48,344	--
Foreign Government and Government Agency Obligations	8,921	--	8,921	--
Bank Notes	130,996	--	130,996	--
Commercial Paper	19,920	--	19,920	--
Money Market Funds	44,181	44,181	--	--
Cash Equivalents	149,007	--	149,007	--
Total Investments in Securities:	$6,372,192	$44,181	$6,327,787	$224

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bond, bank notes, bank loan obligations, foreign government and government agency obligations, municipal securities, U.S. government and government agency obligations and commercial paper are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2017, the cost of investment securities for income tax purposes was $6,371,152,000. Net unrealized appreciation aggregated $1,040,000, of which $22,439,000 related to appreciated investment securities and $21,399,000 related to depreciated investment securities.

Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ Short-Term Bond Fund

May 31, 2017

ZSB-QTLY-0717
1.9881600.100

Investments May 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 55.3%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 7.8%
Automobiles - 2.5%
American Honda Finance Corp. 2% 2/14/20	$50,000	$50,197
BMW U.S. Capital LLC 2.15% 4/6/20 (a)	17,000	17,106
General Motors Financial Co., Inc.:
2.65% 4/13/20	7,000	7,034
3.15% 1/15/20	50,000	50,925
		125,262
Hotels, Restaurants & Leisure - 2.0%
McDonald's Corp. 2.1% 12/7/18	100,000	100,686
Media - 3.3%
CBS Corp. 2.3% 8/15/19	50,000	50,322
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 3.579% 7/23/20	50,000	51,967
Comcast Corp. 5.15% 3/1/20	50,000	54,486
Time Warner Cable, Inc. 6.75% 7/1/18	9,000	9,460
		166,235

TOTAL CONSUMER DISCRETIONARY		392,183

CONSUMER STAPLES - 3.7%
Beverages - 2.0%
Anheuser-Busch InBev Finance, Inc. 1.9% 2/1/19	50,000	50,130
PepsiCo, Inc. 1.35% 10/4/19	50,000	49,626
		99,756
Food & Staples Retailing - 1.5%
CVS Health Corp.:
2.25% 12/5/18	50,000	50,342
2.8% 7/20/20	25,000	25,498
		75,840
Food Products - 0.2%
Tyson Foods, Inc. 1.6358% 5/30/19 (b)	9,000	9,014

TOTAL CONSUMER STAPLES		184,610

ENERGY - 5.9%
Oil, Gas & Consumable Fuels - 5.9%
BP Capital Markets PLC 2.315% 2/13/20	50,000	50,571
Chevron Corp. 1.961% 3/3/20	50,000	50,187
ConocoPhillips Co. 2.2% 5/15/20	50,000	50,304
Enterprise Products Operating LP 2.55% 10/15/19	50,000	50,624
EOG Resources, Inc. 2.45% 4/1/20	10,000	10,078
Kinder Morgan Energy Partners LP 2.65% 2/1/19	25,000	25,265
Shell International Finance BV 2.125% 5/11/20	50,000	50,401
Sunoco Logistics Partner Operations LP 5.5% 2/15/20	7,000	7,540
		294,970
FINANCIALS - 21.4%
Banks - 11.7%
Bank of America Corp. 2.65% 4/1/19	100,000	101,132
Bank of Montreal 2.1% 12/12/19	50,000	50,187
Citigroup, Inc. 2.4% 2/18/20	75,000	75,319
JPMorgan Chase & Co. 2.25% 1/23/20	100,000	100,432
Royal Bank of Canada 1.5% 7/29/19	50,000	49,542
SunTrust Bank 2.25% 1/31/20	9,000	9,060
The Toronto-Dominion Bank 2.25% 11/5/19	50,000	50,417
Wells Fargo & Co. 2.15% 1/15/19	100,000	100,589
Westpac Banking Corp. 2.15% 3/6/20	50,000	50,161
		586,839
Capital Markets - 5.1%
Deutsche Bank AG London Branch 2.85% 5/10/19	25,000	25,256
Goldman Sachs Group, Inc. 2% 4/25/19	75,000	75,062
IntercontinentalExchange, Inc. 2.5% 10/15/18	50,000	50,674
Moody's Corp. 2.75% 7/15/19	3,000	3,052
Morgan Stanley 2.65% 1/27/20	100,000	101,276
		255,320
Consumer Finance - 2.5%
American Express Credit Corp. 2.2% 3/3/20	50,000	50,349
Capital One Financial Corp. 2.5% 5/12/20	20,000	20,108
Synchrony Financial 3% 8/15/19	5,000	5,071
Toyota Motor Credit Corp. 1.95% 4/17/20	50,000	50,063
		125,591
Insurance - 2.1%
American International Group, Inc. 2.3% 7/16/19	50,000	50,324
Pacific LifeCorp 6% 2/10/20 (a)	7,000	7,623
Prudential Financial, Inc. 2.35% 8/15/19	50,000	50,420
		108,367

TOTAL FINANCIALS		1,076,117

HEALTH CARE - 3.5%
Biotechnology - 1.0%
Amgen, Inc. 2.2% 5/22/19	50,000	50,345
Health Care Equipment & Supplies - 0.9%
Abbott Laboratories 2.35% 11/22/19	25,000	25,153
Becton, Dickinson & Co. 2.404% 6/5/20 (c)	20,000	20,040
		45,193
Life Sciences Tools & Services - 0.5%
Thermo Fisher Scientific, Inc. 2.4% 2/1/19	25,000	25,191
Pharmaceuticals - 1.1%
Actavis Funding SCS 3% 3/12/20	5,000	5,109
Mylan N.V. 2.5% 6/7/19	50,000	50,300
		55,409

TOTAL HEALTH CARE		176,138

INDUSTRIALS - 2.8%
Airlines - 0.2%
Delta Air Lines, Inc. 2.875% 3/13/20	10,000	10,140
Industrial Conglomerates - 1.0%
Roper Technologies, Inc. 2.05% 10/1/18	50,000	50,137
Machinery - 1.0%
John Deere Capital Corp. 1.95% 1/8/19	50,000	50,290
Trading Companies & Distributors - 0.6%
Air Lease Corp. 2.125% 1/15/20	5,000	4,997
International Lease Finance Corp. 5.875% 4/1/19	25,000	26,629
		31,626

TOTAL INDUSTRIALS		142,193

INFORMATION TECHNOLOGY - 4.3%
Communications Equipment - 1.0%
Cisco Systems, Inc. 2.45% 6/15/20	50,000	50,929
Electronic Equipment & Components - 2.3%
Amphenol Corp. 2.2% 4/1/20	16,000	16,071
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 3.48% 6/1/19 (a)	50,000	51,182
Tyco Electronics Group SA 2.375% 12/17/18	50,000	50,392
		117,645
Technology Hardware, Storage & Peripherals - 1.0%
Hewlett Packard Enterprise Co. 2.85% 10/5/18	50,000	50,681

TOTAL INFORMATION TECHNOLOGY		219,255

REAL ESTATE - 0.1%
Real Estate Management & Development - 0.1%
Digital Realty Trust LP 3.4% 10/1/20	7,000	7,211
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 2.0%
AT&T, Inc. 2.3% 3/11/19	50,000	50,271
Verizon Communications, Inc. 1.375% 8/15/19	50,000	49,478
		99,749
UTILITIES - 3.8%
Electric Utilities - 0.8%
Edison International 2.125% 4/15/20	30,000	30,075
Exelon Corp. 3.497% 6/1/22 (b)	10,000	10,239
		40,314
Independent Power and Renewable Electricity Producers - 1.0%
Emera U.S. Finance LP 2.15% 6/15/19	50,000	50,023
Multi-Utilities - 2.0%
Dominion Resources, Inc. 1.6% 8/15/19	50,000	49,528
Wisconsin Energy Corp. 2.45% 6/15/20	50,000	50,531
		100,059

TOTAL UTILITIES		190,396

TOTAL NONCONVERTIBLE BONDS
(Cost $2,774,153)		2,782,822

U.S. Treasury Obligations - 23.0%
U.S. Treasury Notes 1.625% 6/30/19
(Cost $1,155,581)	1,150,000	1,157,640

Asset-Backed Securities - 10.1%
Ally Auto Receivables Trust Series 2017-2 Class A2, 1.49% 11/15/19	$25,000	$25,004
American Express Credit Account Master Trust Series 2017-3 Class A, 1.1644% 11/15/22	100,000	100,109
Bank of America Credit Card Master Trust Series 2017-A1 Class A1, 1.95% 8/15/22	12,000	12,076
Capital One Multi-Asset Execution Trust:
Series 2015-A8 Class A8, 2.05% 8/15/23	7,000	7,050
Series 2017-A1 Class A1, 2% 1/17/23	13,000	13,096
Citibank Credit Card Issuance Trust Series 2017-A3 Class A3, 1.92% 4/7/22	100,000	100,382
Discover Card Master Trust Series 2016-A1 Class A1, 1.64% 7/15/21	100,000	100,138
Ford Credit Floorplan Master Owner Trust Series 2016-3 Class A1, 1.55% 7/15/21	35,000	34,857
Honda Auto Receivables Owner Trust Series 2017-1 Class A3, 1.72% 7/21/21	9,000	9,021
Nissan Auto Receivables Owner Trust Series 2016-B Class A3, 1.32% 1/15/21	50,000	49,835
Securitized Term Auto Receivables Trust Series 2017-1A Class A3, 1.89% 8/25/20 (a)	8,000	8,006
World Omni Auto Receivables Trust Series 2016-B Class A3, 1.3% 2/15/22	50,000	49,663
TOTAL ASSET-BACKED SECURITIES
(Cost $507,796)		509,237

Commercial Mortgage Securities - 2.2%
Citigroup Commercial Mortgage Trust Series 2017-P7 Class A1, 2.031% 4/14/50	49,435	49,631
UBS-Barclays Commercial Mortgage Trust sequential payer Series 2013-C6 Class ASB, 2.7877% 4/10/46	50,000	51,061
WF-RBS Commercial Mortgage Trust sequential payer Series 2014-C20 Class ASB, 3.638% 5/15/47	10,000	10,572
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $111,129)		111,264

Bank Notes - 1.0%
Bank of Nova Scotia 1.95% 1/15/19
(Cost $50,125)	50,000	50,167
	Shares	Value

Money Market Funds - 8.6%
Fidelity Cash Central Fund, 0.86% (d)
(Cost $435,646)	435,559	435,646
TOTAL INVESTMENT PORTFOLIO - 100.2%
(Cost $5,034,430)		5,046,776
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(10,341)
NET ASSETS - 100%		$5,036,435

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $83,917 or 1.7% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,105
Total	$1,105

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$2,782,822	$--	$2,782,822	$--
U.S. Government and Government Agency Obligations	1,157,640	--	1,157,640	--
Asset-Backed Securities	509,237	--	509,237	--
Commercial Mortgage Securities	111,264	--	111,264	--
Bank Notes	50,167	--	50,167	--
Money Market Funds	435,646	435,646	--	--
Total Investments in Securities:	$5,046,776	$435,646	$4,611,130	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2017, the cost of investment securities for income tax purposes was $5,034,103. Net unrealized appreciation aggregated $12,673, of which $12,909 related to appreciated investment securities and $236 related to depreciated investment securities.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ U.S. Bond Index Fund

May 31, 2017

ZUB-QTLY-0717
1.9881608.100

Investments May 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 24.3%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.5%
Automobiles - 0.4%
General Motors Financial Co., Inc. 4.375% 9/25/21	$214,000	$225,631
Diversified Consumer Services - 0.2%
Northwestern University 3.868% 12/1/48	120,000	128,338
Media - 1.7%
CBS Corp. 4% 1/15/26	176,000	181,997
Comcast Corp. 6.95% 8/15/37	207,000	286,841
Discovery Communications LLC 3.25% 4/1/23	176,000	173,683
Time Warner, Inc. 3.6% 7/15/25	219,000	218,877
Walt Disney Co. 4.125% 6/1/44	192,000	199,557
		1,060,955
Multiline Retail - 0.2%
Nordstrom, Inc. 4% 3/15/27	110,000	109,767

TOTAL CONSUMER DISCRETIONARY		1,524,691

CONSUMER STAPLES - 1.2%
Beverages - 0.5%
Anheuser-Busch InBev Finance, Inc. 3.65% 2/1/26	316,000	324,987
Food & Staples Retailing - 0.7%
Wal-Mart Stores, Inc. 5.625% 4/15/41	169,000	216,455
Walgreens Boots Alliance, Inc. 3.45% 6/1/26	195,000	194,885
		411,340

TOTAL CONSUMER STAPLES		736,327

ENERGY - 4.1%
Oil, Gas & Consumable Fuels - 4.1%
Anadarko Petroleum Corp. 6.6% 3/15/46	50,000	61,933
Boardwalk Pipelines LP 4.95% 12/15/24	102,000	109,475
Chevron Corp. 2.954% 5/16/26	231,000	230,709
Devon Energy Corp. 5% 6/15/45	65,000	66,782
Ecopetrol SA 7.625% 7/23/19	220,000	243,430
Enbridge, Inc. 3.5% 6/10/24	164,000	165,118
Energy Transfer Partners LP 5.3% 4/15/47	50,000	50,413
Enterprise Products Operating LP 3.95% 2/15/27	214,000	223,783
Kinder Morgan, Inc. 5.05% 2/15/46	50,000	50,360
Magellan Midstream Partners LP 5% 3/1/26	147,000	164,123
ONEOK Partners LP 3.2% 9/15/18	165,000	167,388
Petroleos Mexicanos 5.5% 6/27/44	70,000	62,713
Plains All American Pipeline LP/PAA Finance Corp. 5.75% 1/15/20	168,000	181,774
Spectra Energy Partners LP 4.75% 3/15/24	151,000	163,456
Statoil ASA 2.9% 11/8/20	250,000	256,447
Total Capital International SA 3.75% 4/10/24	165,000	175,246
Williams Partners LP 3.35% 8/15/22	190,000	192,817
		2,565,967
FINANCIALS - 6.8%
Banks - 2.6%
Bank of America Corp. 5% 5/13/21	410,000	446,965
Barclays PLC 4.375% 1/12/26	210,000	219,032
HSBC Holdings PLC 2.65% 1/5/22	289,000	288,710
JPMorgan Chase & Co. 5.6% 7/15/41	325,000	397,318
Oesterreichische Kontrollbank 1.875% 1/20/21	250,000	250,248
		1,602,273
Capital Markets - 1.6%
BlackRock, Inc. 4.25% 5/24/21	152,000	163,758
Goldman Sachs Group, Inc. 5.25% 7/27/21	393,000	433,672
Morgan Stanley 5.75% 1/25/21	369,000	410,794
		1,008,224
Consumer Finance - 1.0%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 4.5% 5/15/21	163,000	173,098
Ford Motor Credit Co. LLC 5.875% 8/2/21	221,000	246,544
Synchrony Financial 3% 8/15/19	169,000	171,407
		591,049
Diversified Financial Services - 1.2%
Berkshire Hathaway, Inc. 3.125% 3/15/26	92,000	93,493
Broadcom Corp./Broadcom Cayman LP 3% 1/15/22 (a)	167,000	168,272
GE Capital International Funding Co. 4.418% 11/15/35	200,000	215,254
KfW 2.5% 11/20/24	280,000	285,681
		762,700
Insurance - 0.4%
American International Group, Inc. 4.5% 7/16/44	210,000	214,250

TOTAL FINANCIALS		4,178,496

HEALTH CARE - 1.9%
Biotechnology - 0.2%
Amgen, Inc. 4.663% 6/15/51	100,000	103,351
Health Care Equipment & Supplies - 0.3%
Zimmer Biomet Holdings, Inc. 3.55% 4/1/25	175,000	175,862
Health Care Providers & Services - 0.5%
UnitedHealth Group, Inc. 4.75% 7/15/45	182,000	204,719
WellPoint, Inc. 3.125% 5/15/22	140,000	143,045
		347,764
Life Sciences Tools & Services - 0.3%
Thermo Fisher Scientific, Inc. 4.15% 2/1/24	173,000	184,985
Pharmaceuticals - 0.6%
Actavis Funding SCS 4.75% 3/15/45	100,000	105,959
Merck & Co., Inc. 3.7% 2/10/45	212,000	209,124
Teva Pharmaceutical Finance Netherlands III BV 4.1% 10/1/46	60,000	52,789
		367,872

TOTAL HEALTH CARE		1,179,834

INDUSTRIALS - 1.5%
Aerospace & Defense - 0.2%
United Technologies Corp. 3.75% 11/1/46	100,000	97,490
Air Freight & Logistics - 0.3%
United Parcel Service, Inc. 6.2% 1/15/38	134,000	179,811
Machinery - 0.4%
John Deere Capital Corp. 2.8% 3/6/23	270,000	274,388
Road & Rail - 0.3%
Norfolk Southern Corp. 3.95% 10/1/42	185,000	182,791
Trading Companies & Distributors - 0.3%
Air Lease Corp. 3.375% 6/1/21	166,000	171,181

TOTAL INDUSTRIALS		905,661

INFORMATION TECHNOLOGY - 1.2%
Electronic Equipment & Components - 0.3%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 4.42% 6/15/21 (a)	211,000	222,361
IT Services - 0.6%
Apple, Inc. 4.5% 2/23/36	110,000	122,373
IBM Corp. 4.7% 2/19/46	204,000	226,462
		348,835
Technology Hardware, Storage & Peripherals - 0.3%
Xerox Corp. 4.5% 5/15/21	160,000	169,044

TOTAL INFORMATION TECHNOLOGY		740,240

MATERIALS - 1.4%
Chemicals - 0.8%
LYB International Finance BV 4% 7/15/23	153,000	162,775
Monsanto Co. 2.85% 4/15/25	177,000	171,773
The Dow Chemical Co. 8.55% 5/15/19	168,000	189,487
		524,035
Metals & Mining - 0.6%
BHP Billiton Financial (U.S.A.) Ltd. 5% 9/30/43	151,000	172,947
Vale Overseas Ltd. 5.875% 6/10/21	179,000	192,822
		365,769

TOTAL MATERIALS		889,804

REAL ESTATE - 1.2%
Equity Real Estate Investment Trusts (REITs) - 0.9%
Boston Properties, Inc. 4.125% 5/15/21	165,000	175,199
Corporate Office Properties LP 3.6% 5/15/23	80,000	79,343
DDR Corp. 3.5% 1/15/21	110,000	111,799
Simon Property Group LP 5.65% 2/1/20	175,000	191,994
		558,335
Real Estate Management & Development - 0.3%
Ventas Realty LP 3.125% 6/15/23	163,000	163,000

TOTAL REAL ESTATE		721,335

TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 1.2%
AT&T, Inc. 3.4% 5/15/25	424,000	416,548
Telefonica Emisiones S.A.U. 5.462% 2/16/21	100,000	110,631
Verizon Communications, Inc. 5.012% 8/21/54	214,000	209,124
		736,303
UTILITIES - 1.3%
Electric Utilities - 1.3%
Duke Energy Carolinas LLC 4% 9/30/42	179,000	182,678
Exelon Corp. 3.95% 6/15/25	163,000	169,511
Florida Power & Light Co. 4.05% 10/1/44	170,000	178,487
Mid-American Energy Co. 3.95% 8/1/47	100,000	102,006
Southern Co. 3.25% 7/1/26	191,000	187,487
		820,169
TOTAL NONCONVERTIBLE BONDS
(Cost $14,561,047)		14,998,827

U.S. Government and Government Agency Obligations - 43.2%
U.S. Government Agency Obligations - 1.9%
Fannie Mae:
1% 8/28/19	$460,000	$456,039
1.125% 7/20/18	200,000	199,691
Freddie Mac 1.75% 5/30/19	450,000	453,820
Tennessee Valley Authority 4.25% 9/15/65	50,000	55,691

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		1,165,241

U.S. Treasury Obligations - 41.3%
U.S. Treasury Bonds:
2.875% 11/15/46	1,422,000	1,421,444
3% 2/15/47	70,000	71,786
5% 5/15/37	1,158,000	1,593,968
U.S. Treasury Notes:
0.75% 3/31/18	2,420,000	2,410,547
1.125% 2/28/19	4,630,000	4,618,967
1.25% 3/31/19	120,000	119,939
1.5% 4/15/20	70,000	70,137
1.5% 5/15/20	370,000	370,679
1.625% 3/15/20	5,150,000	5,180,372
1.75% 5/31/22	150,000	149,965
1.875% 2/28/22	4,300,000	4,326,540
1.875% 3/31/22	20,000	20,110
2% 4/30/24	80,000	79,916
2% 5/31/24	70,000	69,899
2.125% 2/29/24	2,820,000	2,842,363
2.125% 3/31/24	320,000	322,350
2.25% 2/15/27	1,580,000	1,584,506
2.375% 5/15/27	170,000	172,510

TOTAL U.S. TREASURY OBLIGATIONS		25,425,998

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $26,172,970)		26,591,239

U.S. Government Agency - Mortgage Securities - 28.4%
Fannie Mae - 20.2%
2.5% 11/1/31 to 11/1/46	1,199,591	1,208,848
3% 6/1/32 (b)	900,000	927,984
3% 6/1/47 (b)	3,000,000	3,013,828
3.5% 8/1/30 to 1/1/47	3,372,554	3,488,803
4% 8/1/26	196,446	207,527
4% 6/1/47 (b)	1,900,000	2,006,133
4.5% 6/1/47 (b)	700,000	754,305
5% 11/1/44	385,677	425,390
5.5% 9/1/40	386,037	432,224

TOTAL FANNIE MAE		12,465,042

Ginnie Mae - 8.2%
2.5% 3/20/47	99,757	98,343
3% 9/20/46	1,500,000	1,529,180
3.5% 6/1/47 (b)	1,700,000	1,772,383
3.5% 6/1/47 (b)	100,000	104,258
4% 6/1/47 (b)	600,000	634,875
4% 7/1/47 (b)	200,000	211,312
4.5% 6/20/45	379,377	407,919
5% 11/20/45	185,831	200,734
5.5% 12/20/44	96,085	104,658

TOTAL GINNIE MAE		5,063,662

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $17,406,765)		17,528,704

Asset-Backed Securities - 0.2%
American Express Credit Account Master Trust Series 2017-3 Class A, 1.1644% 11/15/22	$	$
(Cost $99,982)	100,000	100,109

Commercial Mortgage Securities - 1.6%
COMM Mortgage Trust Series 2013-CR6 Class A4, 3.101% 3/10/46	200,000	204,865
Freddie Mac Series K064 Class A2, 3.224% 3/25/27	250,000	260,188
Morgan Stanley BAML Trust sequential payer Series 2013-C11 Class A4, 4.1697% 8/15/46 (c)	160,000	173,159
WF-RBS Commercial Mortgage Trust sequential payer Series 2013-C14 Class A4, 3.073% 6/15/46	370,000	377,870
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $1,008,439)		1,016,082

Municipal Securities - 1.2%
California Gen. Oblig. 7.55% 4/1/39	70,000	105,404
Kansas St Dev. Fin. Auth. Rev. Series 2015 H, 4.927% 4/15/45	140,000	151,593
Massachusetts Gen. Oblig. Series 2009 E, 5.456% 12/1/39	145,000	182,338
Port Auth. of New York & New Jersey Series 180, 4.96% 8/1/46	70,000	82,190
Texas Gen. Oblig. Series 2015 C, 3.738% 10/1/31	190,000	198,054
TOTAL MUNICIPAL SECURITIES
(Cost $700,409)		719,579

Foreign Government and Government Agency Obligations - 2.0%
Colombian Republic 11.75% 2/25/20	$220,000	$274,450
Manitoba Province 1.75% 5/30/19	130,000	130,317
Ontario Province 2.4% 2/8/22	100,000	101,517
Panamanian Republic 6.7% 1/26/36	70,000	90,475
Philippine Republic 9.5% 2/2/30	70,000	111,555
Polish Government 5% 3/23/22	130,000	143,985
United Mexican States:
3.5% 1/21/21	140,000	145,670
3.625% 3/15/22	150,000	155,100
5.55% 1/21/45	50,000	55,300
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,186,982)		1,208,369

Supranational Obligations - 0.4%
Inter-American Development Bank 4.375% 1/24/44
(Cost $216,100)	190,000	227,455
	Shares	Value

Money Market Funds - 13.2%
Fidelity Cash Central Fund, 0.86% (d)
(Cost $8,125,536)	8,123,911	8,125,536
TOTAL INVESTMENT PORTFOLIO - 114.5%
(Cost $69,478,230)		70,515,900
NET OTHER ASSETS (LIABILITIES) - (14.5)%		(8,912,360)
NET ASSETS - 100%		$61,603,540

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $390,633 or 0.6% of net assets.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$27,304
Total	$27,304

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$14,998,827	$--	$14,998,827	$--
U.S. Government and Government Agency Obligations	26,591,239	--	26,591,239	--
U.S. Government Agency - Mortgage Securities	17,528,704	--	17,528,704	--
Asset-Backed Securities	100,109	--	100,109	--
Commercial Mortgage Securities	1,016,082	--	1,016,082	--
Municipal Securities	719,579	--	719,579	--
Foreign Government and Government Agency Obligations	1,208,369	--	1,208,369	--
Supranational Obligations	227,455	--	227,455	--
Money Market Funds	8,125,536	8,125,536	--	--
Total Investments in Securities:	$70,515,900	$8,125,536	$62,390,364	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2017, the cost of investment securities for income tax purposes was $69,463,247. Net unrealized appreciation aggregated $1,052,653, of which $1,054,214 related to appreciated investment securities and $1,561 related to depreciated investment securities.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® U.S. Bond Index Fund

May 31, 2017

UBI-QTLY-0717
1.816026.112

Investments May 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 25.6%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 1.9%
Automobiles - 0.3%
American Honda Finance Corp.:
1.65% 7/12/21	$7,950	$7,784
1.7% 9/9/21	4,500	4,418
2.125% 10/10/18	6,550	6,596
2.15% 3/13/20	8,550	8,604
2.25% 8/15/19	7,650	7,718
2.3% 9/9/26	5,000	4,718
Ford Motor Co. 4.75% 1/15/43	7,650	7,195
General Motors Co.:
5.2% 4/1/45	4,270	4,153
6.6% 4/1/36	5,840	6,743
6.75% 4/1/46	4,000	4,636
General Motors Financial Co., Inc.:
3.15% 1/15/20	6,630	6,753
4% 1/15/25	6,170	6,206
4% 10/6/26	3,680	3,634
4.3% 7/13/25	12,400	12,554
4.375% 9/25/21	9,190	9,689
		101,401
Diversified Consumer Services - 0.1%
George Washington University 4.3% 9/15/44	2,000	2,062
Ingersoll-Rand Global Holding Co. Ltd. 2.875% 1/15/19	1,623	1,651
Massachusetts Institute of Technology:
3.885% 7/1/2116	2,830	2,591
3.959% 7/1/38	4,725	5,096
Northwestern University 4.643% 12/1/44	3,350	3,964
President and Fellows of Harvard College:
3.3% 7/15/56	4,850	4,595
3.619% 10/1/37	1,000	1,038
Rice University 3.774% 5/15/55	1,900	1,932
Trustees of Princeton Univ. 5.7% 3/1/39	1,000	1,366
University Notre Dame du Lac 3.438% 2/15/45	3,330	3,290
University of Southern California 5.25% 10/1/2111	2,000	2,393
		29,978
Hotels, Restaurants & Leisure - 0.2%
McDonald's Corp.:
2.75% 12/9/20	2,300	2,349
3.7% 1/30/26	16,870	17,574
4.875% 12/9/45	5,430	5,998
5.35% 3/1/18	2,317	2,381
6.3% 3/1/38	7,045	9,030
Metropolitan Museum of Art 3.4% 7/1/45	3,000	2,878
Starbucks Corp.:
2.45% 6/15/26	10,000	9,705
3.85% 10/1/23	1,875	2,040
		51,955
Internet & Direct Marketing Retail - 0.0%
Amazon.com, Inc. 4.8% 12/5/34	6,000	6,865
Media - 0.9%
21st Century Fox America, Inc.:
3.7% 10/15/25	7,000	7,230
5.4% 10/1/43	3,875	4,382
5.65% 8/15/20	1,000	1,103
6.15% 3/1/37	3,955	4,834
6.15% 2/15/41	10,500	12,988
6.9% 3/1/19	2,110	2,282
6.9% 8/15/39	2,000	2,635
7.75% 12/1/45	3,160	4,476
AOL Time Warner, Inc.:
2.95% 7/15/26	8,000	7,538
7.625% 4/15/31	3,250	4,495
CBS Corp.:
4% 1/15/26	6,000	6,204
4.6% 1/15/45	7,300	7,323
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.908% 7/23/25	7,980	8,637
6.484% 10/23/45	4,690	5,604
Comcast Corp.:
1.625% 1/15/22	5,500	5,374
2.35% 1/15/27	12,800	12,046
3.125% 7/15/22	3,000	3,118
3.15% 3/1/26	5,000	5,041
3.3% 2/1/27	6,420	6,536
3.375% 8/15/25	13,700	14,095
4.65% 7/15/42	9,000	9,734
4.75% 3/1/44	5,400	5,938
5.7% 5/15/18	2,940	3,056
5.7% 7/1/19	8,500	9,179
6.4% 3/1/40	1,000	1,333
6.55% 7/1/39	3,000	4,012
6.95% 8/15/37	6,700	9,284
Discovery Communications LLC:
3.25% 4/1/23	2,338	2,307
4.875% 4/1/43	4,900	4,476
5.05% 6/1/20	3,200	3,452
NBCUniversal, Inc. 6.4% 4/30/40	3,000	3,967
Time Warner Cable, Inc.:
4.5% 9/15/42	11,000	10,514
6.75% 7/1/18	1,162	1,221
7.3% 7/1/38	4,000	5,093
8.75% 2/14/19	2,368	2,627
Time Warner, Inc.:
2.1% 6/1/19	3,000	3,009
3.55% 6/1/24	3,000	3,036
3.6% 7/15/25	6,340	6,336
4% 1/15/22	1,000	1,055
4.65% 6/1/44	3,000	2,892
4.85% 7/15/45	3,000	3,006
6.5% 11/15/36	5,724	6,992
Viacom, Inc.:
4.25% 9/1/23	7,775	8,129
4.375% 3/15/43	2,635	2,318
5.625% 9/15/19	1,000	1,074
Walt Disney Co.:
1.85% 5/30/19	1,500	1,507
1.85% 7/30/26	5,110	4,666
2.3% 2/12/21	4,740	4,799
2.55% 2/15/22	2,810	2,862
3.15% 9/17/25	9,470	9,739
4.125% 6/1/44	5,700	5,924
5.5% 3/15/19	2,000	2,134
		271,612
Multiline Retail - 0.1%
Kohl's Corp. 4.75% 12/15/23	7,800	8,091
Macy's Retail Holdings, Inc.:
2.875% 2/15/23	4,750	4,409
4.3% 2/15/43	4,750	3,633
Nordstrom, Inc.:
4% 3/15/27	4,510	4,500
5% 1/15/44	2,000	1,917
Target Corp.:
3.875% 7/15/20	3,000	3,181
4% 7/1/42	7,000	6,967
		32,698
Specialty Retail - 0.3%
Advance Auto Parts, Inc. 4.5% 12/1/23	3,750	4,001
AutoZone, Inc.:
3.125% 7/15/23	3,825	3,862
3.25% 4/15/25	4,000	3,983
3.7% 4/15/22	5,500	5,749
3.75% 6/1/27	5,804	5,861
Home Depot, Inc.:
2.25% 9/10/18	5,000	5,049
3% 4/1/26	10,030	10,148
3.75% 2/15/24	6,725	7,196
4.2% 4/1/43	1,575	1,669
4.25% 4/1/46	3,280	3,503
4.875% 2/15/44	2,875	3,326
5.875% 12/16/36	10,400	13,506
Lowe's Companies, Inc.:
3.7% 4/15/46	3,500	3,344
4.05% 5/3/47	2,000	2,027
4.625% 4/15/20	2,000	2,131
4.65% 4/15/42	6,500	7,177
O'Reilly Automotive, Inc. 3.85% 6/15/23	2,825	2,967
		85,499

TOTAL CONSUMER DISCRETIONARY		580,008

CONSUMER STAPLES - 2.0%
Beverages - 0.8%
Anheuser-Busch InBev Finance, Inc.:
1.25% 1/17/18	4,725	4,718
2.625% 1/17/23	2,825	2,820
2.65% 2/1/21	19,340	19,650
3.3% 2/1/23	10,250	10,572
3.65% 2/1/26	48,720	50,106
4.625% 2/1/44	5,750	6,111
4.7% 2/1/36	4,870	5,304
4.9% 2/1/46	18,180	20,155
Anheuser-Busch InBev Worldwide, Inc.:
4.439% 10/6/48 (a)	5,394	5,598
5.375% 1/15/20	1,500	1,632
8.2% 1/15/39	2,800	4,316
Constellation Brands, Inc.:
3.5% 5/9/27	10,000	10,054
3.7% 12/6/26	7,550	7,695
Diageo Capital PLC 5.75% 10/23/17	5,185	5,272
Dr. Pepper Snapple Group, Inc. 2% 1/15/20	2,850	2,845
Molson Coors Brewing Co.:
2.1% 7/15/21	4,900	4,832
3% 7/15/26	17,400	16,899
4.2% 7/15/46	8,730	8,377
PepsiCo, Inc.:
2.15% 10/14/20	12,000	12,100
2.25% 5/2/22	12,000	12,013
2.375% 10/6/26	6,750	6,495
3.6% 8/13/42	3,000	2,873
4.25% 10/22/44	6,000	6,307
4.45% 4/14/46	800	867
4.875% 11/1/40	2,300	2,655
The Coca-Cola Co.:
1.55% 9/1/21	3,990	3,928
2.875% 10/27/25	9,580	9,663
3.15% 11/15/20	3,700	3,868
		247,725
Food & Staples Retailing - 0.4%
CVS Health Corp.:
2.25% 8/12/19	3,750	3,779
2.8% 7/20/20	8,400	8,567
3.875% 7/20/25	4,660	4,882
4.875% 7/20/35	3,100	3,411
5.125% 7/20/45	8,810	9,976
5.3% 12/5/43	4,391	5,035
Kroger Co.:
2.65% 10/15/26	2,850	2,685
3.5% 2/1/26	4,000	4,047
5.15% 8/1/43	2,725	2,983
Sysco Corp.:
3.3% 7/15/26	3,280	3,288
3.75% 10/1/25	5,700	5,930
Wal-Mart Stores, Inc.:
1.125% 4/11/18	7,900	7,887
3.3% 4/22/24	19,000	19,983
5.625% 4/1/40	2,000	2,554
5.625% 4/15/41	4,600	5,892
6.5% 8/15/37	8,275	11,438
Walgreen Co. 3.1% 9/15/22	2,850	2,912
Walgreens Boots Alliance, Inc.:
2.6% 6/1/21	7,700	7,762
3.45% 6/1/26	5,000	4,997
4.65% 6/1/46	3,500	3,600
		121,608
Food Products - 0.4%
Campbell Soup Co. 2.5% 8/2/22	4,750	4,756
ConAgra Foods, Inc. 3.2% 1/25/23	8,805	8,926
General Mills, Inc.:
2.2% 10/21/19	7,000	7,049
5.65% 2/15/19	13,501	14,353
H.J. Heinz Co.:
3% 6/1/26	13,000	12,465
5% 7/15/35	3,500	3,748
5.2% 7/15/45	5,180	5,543
Kellogg Co.:
3.125% 5/17/22	1,875	1,928
3.25% 5/21/18	2,800	2,847
3.25% 4/1/26	3,720	3,740
Kraft Foods Group, Inc.:
3.5% 6/6/22	11,650	12,087
5% 6/4/42	2,825	2,947
The J.M. Smucker Co. 2.5% 3/15/20	5,700	5,772
Tyson Foods, Inc. 3.95% 8/15/24	7,575	7,938
Unilever Capital Corp.:
2% 7/28/26	2,000	1,846
2.2% 3/6/19	7,475	7,541
3.1% 7/30/25	2,900	2,942
		106,428
Household Products - 0.1%
Kimberly-Clark Corp.:
1.9% 5/22/19	8,325	8,370
2.4% 3/1/22	5,200	5,221
2.4% 6/1/23	8,000	7,955
3.2% 7/30/46	2,500	2,249
Procter & Gamble Co.:
1.9% 11/1/19	4,000	4,033
2.3% 2/6/22	4,700	4,785
3.1% 8/15/23	10,000	10,442
		43,055
Personal Products - 0.0%
Colgate-Palmolive Co. 3.25% 3/15/24	10,000	10,479
Tobacco - 0.3%
Altria Group, Inc.:
2.85% 8/9/22	7,000	7,126
4.25% 8/9/42	9,780	9,942
Philip Morris International, Inc.:
1.875% 2/25/21	15,000	14,871
2.125% 5/10/23	3,100	3,008
2.75% 2/25/26	3,750	3,674
3.875% 8/21/42	4,825	4,643
4.5% 3/26/20	2,000	2,140
4.875% 11/15/43	6,000	6,644
5.65% 5/16/18	6,789	7,052
6.375% 5/16/38	1,450	1,896
Reynolds American, Inc.:
4.45% 6/12/25	7,060	7,602
4.85% 9/15/23	1,800	1,986
5.85% 8/15/45	4,240	5,128
7.25% 6/15/37	7,220	9,841
		85,553

TOTAL CONSUMER STAPLES		614,848

ENERGY - 2.8%
Energy Equipment & Services - 0.1%
Baker Hughes, Inc. 5.125% 9/15/40	2,000	2,298
El Paso Pipeline Partners Operating Co. LLC 4.7% 11/1/42	3,800	3,650
Halliburton Co.:
3.8% 11/15/25	10,380	10,715
5% 11/15/45	7,540	8,107
7.45% 9/15/39	1,500	2,083
		26,853
Oil, Gas & Consumable Fuels - 2.7%
Anadarko Petroleum Corp.:
3.45% 7/15/24	5,000	4,935
4.85% 3/15/21	10,145	10,894
6.2% 3/15/40	2,000	2,303
6.45% 9/15/36	2,675	3,180
6.6% 3/15/46	4,650	5,760
Apache Corp. 5.1% 9/1/40	3,000	3,159
Boardwalk Pipelines LP 4.95% 12/15/24	4,750	5,098
BP Capital Markets PLC:
2.241% 9/26/18	4,775	4,807
2.315% 2/13/20	1,800	1,821
2.5% 11/6/22	3,000	2,993
2.521% 1/15/20	6,000	6,097
3.017% 1/16/27	9,500	9,327
3.062% 3/17/22	3,750	3,853
3.245% 5/6/22	7,750	8,030
4.5% 10/1/20	2,000	2,154
4.75% 3/10/19	1,000	1,051
Canadian Natural Resources Ltd.:
3.9% 2/1/25	1,875	1,909
6.25% 3/15/38	6,850	7,995
Cenovus Energy, Inc.:
3% 8/15/22	1,700	1,676
3.8% 9/15/23	1,750	1,773
4.25% 4/15/27 (a)	9,500	9,455
5.4% 6/15/47 (a)	9,400	9,091
6.75% 11/15/39	2,000	2,233
Chevron Corp.:
1.104% 12/5/17	5,700	5,694
1.718% 6/24/18	7,525	7,548
1.961% 3/3/20	8,625	8,657
2.1% 5/16/21	13,750	13,745
2.193% 11/15/19	11,400	11,507
2.954% 5/16/26	11,000	10,986
Columbia Pipeline Group, Inc.:
3.3% 6/1/20	3,043	3,113
4.5% 6/1/25	3,325	3,568
ConocoPhillips Co.:
2.2% 5/15/20	5,830	5,865
3.35% 5/15/25	6,810	6,981
4.95% 3/15/26	15,620	17,511
5.75% 2/1/19	2,902	3,086
6.5% 2/1/39	7,529	9,787
DCP Midstream Operating LP:
2.5% 12/1/17	5,700	5,700
3.875% 3/15/23	3,775	3,688
Devon Energy Corp.:
3.25% 5/15/22	4,000	4,047
5% 6/15/45	3,500	3,596
5.6% 7/15/41	2,875	3,118
Ecopetrol SA:
5.375% 6/26/26	4,740	4,890
5.875% 5/28/45	3,800	3,509
Enbridge Energy Partners LP:
4.2% 9/15/21	8,700	9,176
6.5% 4/15/18	1,000	1,039
Enbridge, Inc.:
3.5% 6/10/24	2,825	2,844
5.5% 12/1/46	6,650	7,431
Encana Corp.:
3.9% 11/15/21	4,900	5,086
6.5% 2/1/38	5,000	5,802
Energy Transfer Partners LP:
3.6% 2/1/23	8,550	8,694
4.15% 10/1/20	4,500	4,705
5.15% 3/15/45	8,000	7,895
Enterprise Products Operating LP:
3.7% 2/15/26	1,770	1,817
3.95% 2/15/27	25,880	27,063
4.05% 2/15/22	9,325	9,920
4.85% 8/15/42	2,500	2,673
4.85% 3/15/44	5,000	5,260
5.7% 2/15/42	2,000	2,355
6.65% 4/15/18	2,000	2,084
7.55% 4/15/38	2,000	2,729
EOG Resources, Inc.:
4.15% 1/15/26	5,600	5,963
5.625% 6/1/19	1,000	1,070
Exxon Mobil Corp.:
3.043% 3/1/26	8,330	8,452
3.567% 3/6/45	6,650	6,384
Hess Corp.:
3.5% 7/15/24	3,800	3,731
5.6% 2/15/41	3,400	3,493
8.125% 2/15/19	6,000	6,548
Kinder Morgan Energy Partners LP:
2.65% 2/1/19	3,425	3,461
3.45% 2/15/23	12,200	12,349
3.5% 9/1/23	2,000	2,034
3.95% 9/1/22	7,000	7,331
5% 3/1/43	1,000	981
5.5% 3/1/44	6,997	7,324
5.625% 9/1/41	1,000	1,041
6.55% 9/15/40	3,000	3,493
Kinder Morgan, Inc. 5.3% 12/1/34	8,550	8,923
Magellan Midstream Partners LP:
5% 3/1/26	3,000	3,349
6.55% 7/15/19	4,592	5,009
Marathon Oil Corp.:
3.85% 6/1/25	7,000	6,972
5.2% 6/1/45	5,000	5,041
Marathon Petroleum Corp.:
5.125% 3/1/21	1,000	1,091
6.5% 3/1/41	1,000	1,149
MPLX LP:
4.125% 3/1/27	9,450	9,595
5.2% 3/1/47	6,120	6,334
Nexen, Inc. 5.875% 3/10/35	3,710	4,388
Occidental Petroleum Corp.:
2.7% 2/15/23	6,000	6,045
3.125% 2/15/22	2,000	2,062
3.4% 4/15/26	3,400	3,465
4.1% 2/15/47	2,820	2,794
4.4% 4/15/46	5,100	5,301
ONEOK Partners LP:
3.2% 9/15/18	3,000	3,043
3.375% 10/1/22	5,000	5,087
Petro-Canada:
6.05% 5/15/18	3,650	3,796
6.8% 5/15/38	8,445	11,170
Petroleos Mexicanos:
3.125% 1/23/19	1,425	1,440
3.5% 7/18/18	5,925	5,991
3.5% 7/23/20	11,525	11,728
3.5% 1/30/23	6,725	6,522
4.625% 9/21/23	10,420	10,622
4.875% 1/24/22	18,010	18,772
5.5% 6/27/44	2,748	2,462
5.625% 1/23/46	5,680	5,123
6.375% 1/23/45	10,400	10,318
6.5% 3/13/27 (a)	11,320	12,353
6.75% 9/21/47	5,486	5,631
Phillips 66 Co.:
4.875% 11/15/44	1,000	1,063
5.875% 5/1/42	9,500	11,363
Plains All American Pipeline LP/PAA Finance Corp.:
3.6% 11/1/24	7,200	7,104
4.65% 10/15/25	12,250	12,815
4.9% 2/15/45	1,900	1,795
5.75% 1/15/20	1,000	1,082
6.65% 1/15/37	2,795	3,188
Shell International Finance BV:
1.125% 8/21/17	1,375	1,375
1.75% 9/12/21	6,500	6,407
2.125% 5/11/20	8,300	8,367
2.375% 8/21/22	3,000	3,004
3.25% 5/11/25	4,160	4,271
4% 5/10/46	4,000	3,945
4.375% 5/11/45	13,300	13,890
6.375% 12/15/38	4,200	5,607
Spectra Energy Capital, LLC 5.65% 3/1/20	2,000	2,158
Spectra Energy Partners LP:
2.95% 9/25/18	2,877	2,917
4.75% 3/15/24	4,825	5,223
Statoil ASA:
1.2% 1/17/18	5,575	5,566
1.95% 11/8/18	7,300	7,327
2.25% 11/8/19	8,000	8,068
3.7% 3/1/24	3,650	3,862
5.1% 8/17/40	2,000	2,307
Suncor Energy, Inc. 6.85% 6/1/39	2,000	2,651
Sunoco Logistics Partner Operations LP 3.9% 7/15/26	7,520	7,526
The Williams Companies, Inc.:
4.55% 6/24/24	5,675	5,831
5.75% 6/24/44	1,900	1,982
Total Capital Canada Ltd. 1.45% 1/15/18	2,625	2,625
Total Capital International SA:
1.55% 6/28/17	5,000	5,001
2.1% 6/19/19	4,275	4,310
2.7% 1/25/23	1,900	1,924
2.75% 6/19/21	6,000	6,148
2.875% 2/17/22	4,175	4,274
3.75% 4/10/24	2,000	2,124
TransCanada PipeLines Ltd.:
2.5% 8/1/22	5,000	5,010
6.1% 6/1/40	6,700	8,517
Transcontinental Gas Pipe Line Co. LLC 4.45% 8/1/42	7,750	7,644
Valero Energy Corp. 6.625% 6/15/37	5,420	6,589
Western Gas Partners LP:
2.6% 8/15/18	4,375	4,394
4% 7/1/22	3,000	3,119
Williams Partners LP:
3.35% 8/15/22	2,800	2,842
3.9% 1/15/25	3,525	3,609
		820,818

TOTAL ENERGY		847,671

FINANCIALS - 8.0%
Banks - 4.3%
Asian Development Bank 2.625% 1/12/27	6,500	6,653
Australia & New Zealand Banking Group Ltd.:
1.875% 10/6/17	4,750	4,759
3.7% 11/16/25	6,640	7,031
Bank of America Corp.:
2% 1/11/18	3,550	3,559
2.503% 10/21/22	9,000	8,880
2.6% 1/15/19	3,775	3,812
2.625% 4/19/21	7,000	7,037
2.65% 4/1/19	17,925	18,128
3.248% 10/21/27	3,750	3,634
3.705% 4/24/28 (b)	8,800	8,872
4% 4/1/24	9,000	9,450
4% 1/22/25	6,000	6,118
4.1% 7/24/23	7,000	7,410
4.183% 11/25/27	5,150	5,253
4.2% 8/26/24	8,500	8,840
4.25% 10/22/26	4,000	4,135
4.443% 1/20/48 (b)	9,550	9,890
4.45% 3/3/26	13,000	13,576
4.875% 4/1/44	1,920	2,129
5% 5/13/21	4,000	4,361
5% 1/21/44	5,370	6,050
5.7% 1/24/22	6,250	7,069
5.75% 12/1/17	5,855	5,975
5.875% 1/5/21	6,640	7,410
Bank of Montreal:
1.4% 9/11/17	2,875	2,876
2.375% 1/25/19	3,700	3,735
Bank of Nova Scotia:
4.375% 1/13/21	1,000	1,074
4.5% 12/16/25	15,880	16,700
Barclays PLC:
2.75% 11/8/19	10,000	10,089
3.25% 1/12/21	7,500	7,657
4.337% 1/10/28	5,600	5,797
4.375% 1/12/26	5,000	5,215
4.836% 5/9/28	9,600	9,853
5.25% 8/17/45	5,600	6,211
BB&T Corp.:
1.6% 8/15/17	5,700	5,701
2.05% 6/19/18	1,900	1,907
BNP Paribas SA:
2.375% 5/21/20	11,600	11,687
2.7% 8/20/18	4,900	4,955
BPCE SA:
2.25% 1/27/20	4,000	4,002
2.5% 7/15/19	12,100	12,194
4% 4/15/24	2,000	2,116
Branch Banking & Trust Co. 3.8% 10/30/26	3,000	3,166
Capital One NA:
2.25% 9/13/21	9,000	8,842
2.4% 9/5/19	7,000	7,019
Citigroup, Inc.:
2.35% 8/2/21	21,100	20,973
2.5% 9/26/18	750	755
2.5% 7/29/19	7,400	7,471
2.55% 4/8/19	3,700	3,737
3.7% 1/12/26	11,130	11,320
3.887% 1/10/28 (b)	4,500	4,590
4.125% 7/25/28	15,440	15,667
4.4% 6/10/25	4,000	4,171
4.6% 3/9/26	6,000	6,318
4.75% 5/18/46	2,370	2,429
5.3% 5/6/44	2,000	2,228
5.5% 9/13/25	5,000	5,584
5.875% 1/30/42	1,675	2,099
8.125% 7/15/39	8,000	12,047
Citizens Bank NA 2.65% 5/26/22	11,380	11,388
Citizens Financial Group, Inc.:
2.375% 7/28/21	4,359	4,336
4.3% 12/3/25	1,891	1,980
Comerica, Inc. 3.8% 7/22/26	3,650	3,719
Commonwealth Bank of Australia:
1.9% 9/18/17	4,750	4,758
2.3% 3/12/20	7,550	7,608
Corporacion Andina de Fomento:
1.5% 8/8/17	2,825	2,825
4.375% 6/15/22	14,100	15,315
Council of Europe Development Bank 1.625% 3/16/21	3,770	3,739
Credit Suisse Group Funding Guernsey Ltd.:
3.8% 9/15/22	12,530	12,984
3.8% 6/9/23	12,000	12,328
4.55% 4/17/26	8,500	9,016
4.875% 5/15/45	5,000	5,387
Credit Suisse New York Branch:
3% 10/29/21	3,000	3,061
3.625% 9/9/24	3,425	3,543
Discover Bank:
2% 2/21/18	7,375	7,386
3.45% 7/27/26	12,750	12,493
4.2% 8/8/23	7,000	7,378
Export-Import Bank of Korea:
2.875% 1/21/25	7,600	7,509
5% 4/11/22	6,170	6,807
Fifth Third Bancorp:
3.5% 3/15/22	1,650	1,716
4.5% 6/1/18	824	846
8.25% 3/1/38	2,079	3,046
HSBC Holdings PLC:
2.65% 1/5/22	6,000	5,994
3.4% 3/8/21	10,600	10,934
3.9% 5/25/26	11,000	11,360
4.25% 8/18/25	5,600	5,789
4.375% 11/23/26	3,200	3,327
4.875% 1/14/22	10,100	11,048
5.1% 4/5/21	2,800	3,062
6.5% 9/15/37	10,500	13,403
HSBC U.S.A., Inc.:
2.25% 6/23/19	6,625	6,663
2.625% 9/24/18	7,500	7,578
3.5% 6/23/24	7,000	7,235
Huntington Bancshares, Inc.:
2.3% 1/14/22	9,400	9,268
2.6% 8/2/18	4,675	4,716
3.15% 3/14/21	9,500	9,738
Inter-American Development Bank:
1.25% 9/14/21	7,350	7,166
1.75% 4/14/22	1,875	1,859
1.875% 6/16/20	5,270	5,302
1.875% 3/15/21	3,900	3,912
2% 6/2/26	4,000	3,878
2.125% 1/18/22	6,100	6,169
Japan Bank International Cooperation:
1.75% 5/29/19	15,100	15,048
1.875% 7/21/26	3,800	3,548
2.125% 2/10/25	2,000	1,939
2.25% 11/4/26	5,230	5,024
2.75% 1/21/26	3,170	3,194
2.875% 6/1/27	7,600	7,668
JPMorgan Chase & Co.:
1.8% 1/25/18	16,250	16,275
2% 8/15/17	7,000	7,008
2.25% 1/23/20	8,875	8,913
2.35% 1/28/19	23,000	23,217
2.776% 4/25/23 (b)	5,000	5,021
2.95% 10/1/26	17,230	16,660
3.25% 9/23/22	4,000	4,107
3.3% 4/1/26	9,000	8,951
3.375% 5/1/23	1,900	1,931
3.54% 5/1/28 (b)	17,000	17,100
3.875% 9/10/24	7,725	7,981
4.125% 12/15/26	5,875	6,116
4.35% 8/15/21	2,000	2,150
4.5% 1/24/22	13,000	14,071
4.625% 5/10/21	1,500	1,627
4.85% 2/1/44	5,000	5,710
4.95% 6/1/45	2,550	2,775
5.5% 10/15/40	5,700	6,871
5.6% 7/15/41	1,500	1,834
5.625% 8/16/43	5,000	5,945
6.3% 4/23/19	10,000	10,788
KeyCorp. 2.9% 9/15/20	5,800	5,921
Lloyds Bank PLC:
3.5% 5/14/25	8,600	8,943
4.65% 3/24/26	8,600	9,029
Lloyds Banking Group PLC 3.1% 7/6/21	10,000	10,238
Mitsubishi UFJ Financial Group, Inc.:
2.19% 9/13/21	5,000	4,934
2.998% 2/22/22	9,200	9,363
3.85% 3/1/26	6,580	6,914
MUFG Union Bank NA 2.625% 9/26/18	2,750	2,775
Nordic Investment Bank 2.125% 2/1/22	3,800	3,845
Oesterreichische Kontrollbank 2.375% 10/1/21	4,725	4,810
Osterreichische Kontrollbank AG 1.125% 4/26/19	3,300	3,274
PNC Bank NA:
2.4% 10/18/19	4,750	4,803
2.6% 7/21/20	6,680	6,787
2.625% 2/17/22	12,000	12,142
PNC Financial Services Group, Inc. 3.9% 4/29/24	5,650	5,946
PNC Funding Corp. 6.7% 6/10/19	2,500	2,730
Rabobank (Netherlands) NV:
3.95% 11/9/22	5,300	5,543
4.5% 1/11/21	1,000	1,080
5.25% 5/24/41	3,000	3,637
Rabobank Nederland:
3.75% 7/21/26	7,250	7,287
4.375% 8/4/25	6,000	6,300
Rabobank Nederland New York Branch 3.375% 5/21/25	3,750	3,868
Regions Financial Corp.:
2% 5/15/18	3,650	3,654
3.2% 2/8/21	22,090	22,630
Royal Bank of Canada:
2.15% 3/6/20	6,575	6,596
2.75% 2/1/22	13,000	13,258
4.65% 1/27/26	12,990	13,887
Royal Bank of Scotland Group PLC:
3.875% 9/12/23	3,800	3,852
4.8% 4/5/26	6,600	7,016
Societe Generale SA 2.625% 10/1/18	3,750	3,788
Sumitomo Mitsui Banking Corp.:
2.25% 7/11/19	5,725	5,751
2.45% 1/16/20	5,000	5,037
2.5% 7/19/18	4,351	4,386
3.4% 7/11/24	5,725	5,904
Sumitomo Mitsui Financial Group, Inc. 2.442% 10/19/21	15,000	15,000
SunTrust Banks, Inc.:
2.35% 11/1/18	3,000	3,022
2.5% 5/1/19	2,000	2,022
3.3% 5/15/26	7,600	7,477
Svenska Handelsbanken AB 2.5% 1/25/19	11,750	11,878
The Toronto-Dominion Bank 2.5% 12/14/20	14,020	14,209
U.S. Bancorp:
3.1% 4/27/26	9,000	8,987
4.125% 5/24/21	3,000	3,236
Wachovia Corp. 5.75% 6/15/17	2,905	2,909
Wells Fargo & Co.:
2.1% 7/26/21	10,000	9,906
2.6% 7/22/20	7,640	7,752
3% 10/23/26	20,330	19,774
3.3% 9/9/24	4,625	4,693
3.45% 2/13/23	3,675	3,771
3.55% 9/29/25	4,240	4,338
3.9% 5/1/45	4,760	4,698
4.1% 6/3/26	3,225	3,354
4.4% 6/14/46	7,140	7,097
4.48% 1/16/24	3,816	4,103
4.9% 11/17/45	2,770	2,972
5.375% 11/2/43	1,850	2,111
5.606% 1/15/44	11,380	13,396
5.625% 12/11/17	5,972	6,099
Westpac Banking Corp.:
2% 8/14/17	5,000	5,007
2% 8/19/21	8,580	8,460
2.3% 5/26/20	3,000	3,020
2.85% 5/13/26	4,750	4,645
4.875% 11/19/19	3,700	3,952
Zions Bancorp. 4.5% 6/13/23	207	219
		1,313,292
Capital Markets - 1.4%
Affiliated Managers Group, Inc. 3.5% 8/1/25	4,750	4,730
Bank of New York Mellon Corp. 2.8% 5/4/26	5,630	5,544
BlackRock, Inc.:
3.5% 3/18/24	2,900	3,063
4.25% 5/24/21	6,500	7,003
Credit Suisse AG 6% 2/15/18	15,651	16,100
Deutsche Bank AG 4.5% 4/1/25	3,000	2,999
Deutsche Bank AG London Branch:
2.95% 8/20/20	9,800	9,870
4.1% 1/13/26	9,800	9,938
Eaton Vance Corp. 3.625% 6/15/23	2,825	2,936
Franklin Resources, Inc.:
1.375% 9/15/17	1,900	1,900
2.85% 3/30/25	3,800	3,766
Goldman Sachs Group, Inc.:
2.35% 11/15/21	27,450	27,212
2.375% 1/22/18	9,950	9,995
2.55% 10/23/19	11,000	11,113
2.625% 1/31/19	12,850	12,989
2.9% 7/19/18	2,800	2,834
3.5% 1/23/25	5,000	5,052
3.625% 1/22/23	9,000	9,319
3.75% 2/25/26	5,820	5,940
3.85% 7/8/24	3,800	3,955
3.85% 1/26/27	8,060	8,208
4.25% 10/21/25	5,000	5,186
5.25% 7/27/21	4,500	4,966
5.75% 1/24/22	4,300	4,860
5.95% 1/18/18	3,000	3,078
6% 6/15/20	1,650	1,827
6.15% 4/1/18	7,451	7,715
6.75% 10/1/37	14,860	18,977
IntercontinentalExchange, Inc.:
2.5% 10/15/18	4,675	4,738
3.75% 12/1/25	5,750	6,064
4% 10/15/23	3,750	4,023
Lazard Group LLC 4.25% 11/14/20	2,650	2,801
Merrill Lynch & Co., Inc.:
6.4% 8/28/17	3,140	3,176
6.875% 4/25/18	6,991	7,304
7.75% 5/14/38	4,175	5,908
Morgan Stanley:
2.125% 4/25/18	8,000	8,030
2.375% 7/23/19	7,550	7,604
2.5% 1/24/19	6,000	6,053
2.625% 11/17/21	17,380	17,423
2.65% 1/27/20	11,000	11,140
3.125% 7/27/26	5,600	5,447
3.7% 10/23/24	6,000	6,188
3.75% 2/25/23	6,775	7,069
3.875% 4/29/24	14,680	15,324
3.875% 1/27/26	5,250	5,411
3.95% 4/23/27	19,030	19,292
4.3% 1/27/45	2,000	2,038
4.375% 1/22/47	8,000	8,248
5.5% 7/28/21	3,400	3,786
5.625% 9/23/19	2,000	2,155
5.75% 1/25/21	5,000	5,566
5.95% 12/28/17	5,745	5,883
6.375% 7/24/42	2,900	3,840
6.625% 4/1/18	5,055	5,254
7.25% 4/1/32	1,000	1,378
7.3% 5/13/19	3,000	3,296
State Street Corp. 2.65% 5/19/26	7,550	7,377
The Bank of New York Mellon Corp.:
2.6% 8/17/20	9,400	9,552
5.45% 5/15/19	2,000	2,138
Thomson Reuters Corp.:
1.65% 9/29/17	8,000	8,004
4.7% 10/15/19	4,000	4,227
		426,812
Consumer Finance - 0.7%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.5% 5/26/22	9,450	9,722
4.5% 5/15/21	14,100	14,973
4.625% 7/1/22	9,450	10,127
American Express Co.:
4.05% 12/3/42	6,975	7,052
7% 3/19/18	5,750	5,991
Capital One Bank U.S.A. NA 3.375% 2/15/23	2,424	2,450
Capital One Financial Corp.:
3.75% 7/28/26	9,750	9,573
4.75% 7/15/21	4,000	4,329
Caterpillar Financial Services Corp.:
1.3% 3/1/18	3,650	3,643
1.7% 8/9/21	9,390	9,186
2% 3/5/20	3,900	3,909
2.1% 6/9/19	1,600	1,609
2.25% 12/1/19	6,600	6,670
2.4% 8/9/26	2,850	2,742
2.85% 6/1/22	4,000	4,088
Discover Financial Services:
5.2% 4/27/22	1,000	1,086
6.45% 6/12/17	2,263	2,265
Ford Motor Credit Co. LLC:
2.375% 3/12/19	2,425	2,434
2.875% 10/1/18	1,575	1,592
3% 6/12/17	3,000	3,001
3.2% 1/15/21	3,600	3,655
3.219% 1/9/22	3,500	3,526
3.336% 3/18/21	4,250	4,330
4.134% 8/4/25	7,000	7,090
4.25% 9/20/22	1,800	1,887
4.375% 8/6/23	4,000	4,186
4.389% 1/8/26	3,290	3,368
5.875% 8/2/21	11,375	12,690
Synchrony Financial:
2.7% 2/3/20	8,000	8,050
3% 8/15/19	5,675	5,756
3.7% 8/4/26	4,723	4,559
Toyota Motor Credit Corp.:
1.9% 4/8/21	2,000	1,985
2.1% 1/17/19	6,000	6,046
2.125% 7/18/19	10,400	10,484
2.15% 3/12/20	6,750	6,807
2.6% 1/11/22	8,000	8,099
2.75% 5/17/21	2,600	2,659
		201,619
Diversified Financial Services - 0.9%
AB Svensk Exportkredit 1.25% 4/12/19	7,540	7,496
Berkshire Hathaway Finance Corp. 5.75% 1/15/40	5,000	6,369
Berkshire Hathaway, Inc.:
1.55% 2/9/18	4,575	4,582
3.125% 3/15/26	11,500	11,687
4.5% 2/11/43	2,000	2,197
Brixmor Operating Partnership LP:
3.25% 9/15/23	4,690	4,639
3.9% 3/15/27	5,640	5,601
4.125% 6/15/26	7,550	7,643
Broadcom Corp./Broadcom Cayman LP:
3% 1/15/22 (a)	12,250	12,343
3.875% 1/15/27 (a)	8,100	8,220
Export Development Canada 1% 6/15/18	5,290	5,270
FMS Wertmanagement AoeR 1.125% 9/5/17	2,800	2,800
GE Capital International Funding Co.:
2.342% 11/15/20	5,694	5,751
4.418% 11/15/35	20,239	21,783
General Electric Capital Corp.:
4.65% 10/17/21	2,005	2,222
5.875% 1/14/38	4,474	5,756
6.875% 1/10/39	1,146	1,653
Goldman Sachs Group, Inc. 4.75% 10/21/45	15,780	17,164
ING U.S., Inc. 5.7% 7/15/43	3,750	4,316
International Bank for Reconstruction & Development:
1% 10/5/18	9,630	9,584
1.375% 5/24/21	5,659	5,563
2% 1/26/22	9,427	9,476
KfW:
1% 1/26/18	11,500	11,484
1.125% 8/6/18	5,700	5,686
1.5% 2/6/19	4,200	4,206
1.5% 6/15/21	29,860	29,495
1.75% 10/15/19	15,575	15,663
1.875% 6/30/20	5,670	5,704
2% 5/2/25	3,825	3,764
2.125% 3/7/22	8,182	8,251
2.5% 11/20/24	10,425	10,637
Landwirtschaftliche Rentenbank 1.75% 7/27/26	8,500	8,051
Ontario Province 2% 1/30/19	5,000	5,032
Svensk Exportkredit AB 2.375% 3/9/22	5,600	5,690
Voya Financial, Inc. 3.65% 6/15/26	15,789	15,940
		291,718
Insurance - 0.6%
ACE INA Holdings, Inc.:
3.35% 5/3/26	4,220	4,353
4.35% 11/3/45	4,000	4,361
5.9% 6/15/19	3,000	3,242
AFLAC, Inc. 4% 10/15/46	3,780	3,702
Allstate Corp.:
3.28% 12/15/26	4,720	4,824
4.2% 12/15/46	7,560	7,920
American International Group, Inc.:
3.375% 8/15/20	5,775	5,998
3.75% 7/10/25	2,850	2,925
3.875% 1/15/35	2,700	2,593
3.9% 4/1/26	3,770	3,893
4.5% 7/16/44	8,875	9,055
4.875% 6/1/22	9,000	9,899
5.85% 1/16/18	2,000	2,053
6.4% 12/15/20	2,900	3,303
Aon PLC:
3.5% 6/14/24	2,000	2,045
4% 11/27/23	3,000	3,183
4.6% 6/14/44	1,600	1,665
4.75% 5/15/45	5,880	6,284
Baylor Scott & White Holdings 3.967% 11/15/46	2,500	2,475
Hartford Financial Services Group, Inc. 5.125% 4/15/22	4,750	5,299
Marsh & McLennan Companies, Inc.:
2.35% 9/10/19	3,850	3,893
2.35% 3/6/20	4,750	4,795
2.55% 10/15/18	5,800	5,860
3.5% 6/3/24	1,900	1,965
4.05% 10/15/23	6,775	7,250
4.35% 1/30/47	2,800	2,945
MetLife, Inc.:
4.721% 12/15/44 (b)	5,000	5,550
5.875% 2/6/41	2,400	3,033
7.717% 2/15/19	9,000	9,872
Pricoa Global Funding I 8.875% 6/15/38 (b)	2,944	3,143
Principal Financial Group, Inc. 4.3% 11/15/46	5,000	5,193
Progressive Corp. 2.45% 1/15/27	4,740	4,541
Prudential Financial, Inc.:
2.3% 8/15/18	4,900	4,936
5.1% 8/15/43	4,000	4,609
5.4% 6/13/35	447	522
5.625% 5/12/41	2,000	2,406
5.7% 12/14/36	380	465
6.2% 11/15/40	2,400	3,098
7.375% 6/15/19	3,000	3,326
The Chubb Corp.:
5.75% 5/15/18	4,175	4,341
6.5% 5/15/38	3,510	4,819
The Travelers Companies, Inc.:
4.3% 8/25/45	1,460	1,571
6.25% 6/15/37	8,350	11,083
		188,288
Thrifts & Mortgage Finance - 0.1%
Fannie Mae 1.25% 8/17/21	30,311	29,736

TOTAL FINANCIALS		2,451,465

HEALTH CARE - 2.5%
Biotechnology - 0.5%
AbbVie, Inc.:
2.3% 5/14/21	2,730	2,726
2.5% 5/14/20	7,100	7,184
2.9% 11/6/22	5,700	5,745
3.6% 5/14/25	9,000	9,202
4.3% 5/14/36	2,760	2,778
4.4% 11/6/42	4,775	4,736
4.7% 5/14/45	8,980	9,287
Amgen, Inc.:
2.2% 5/22/19	11,425	11,504
2.6% 8/19/26	10,500	9,970
3.125% 5/1/25	2,000	2,012
3.875% 11/15/21	9,600	10,183
4.4% 5/1/45	4,000	4,038
4.663% 6/15/51	12,474	12,892
5.85% 6/1/17	2,928	2,928
Celgene Corp.:
2.875% 8/15/20	3,000	3,068
3.875% 8/15/25	9,500	9,929
5% 8/15/45	4,300	4,695
Gilead Sciences, Inc.:
2.55% 9/1/20	4,740	4,815
3.65% 3/1/26	6,180	6,345
4.15% 3/1/47	7,070	6,819
4.75% 3/1/46	11,000	11,655
		142,511
Health Care Equipment & Supplies - 0.4%
Abbott Laboratories:
2.9% 11/30/21	11,350	11,525
3.75% 11/30/26	12,300	12,545
4.75% 11/30/36	4,500	4,785
4.9% 11/30/46	10,400	11,064
Becton, Dickinson & Co.:
2.675% 12/15/19	5,854	5,925
3.7% 6/6/27 (c)	6,740	6,737
4.685% 12/15/44	13,900	14,091
Danaher Corp. 2.4% 9/15/20	7,361	7,476
Medtronic, Inc.:
2.5% 3/15/20	22,100	22,485
4.625% 3/15/45	12,925	14,355
Zimmer Biomet Holdings, Inc. 3.55% 4/1/25	11,380	11,436
		122,424
Health Care Providers & Services - 0.5%
Aetna, Inc.:
1.5% 11/15/17	1,958	1,958
4.125% 6/1/21	7,000	7,451
4.125% 11/15/42	4,411	4,474
Catholic Health Initiatives:
1.6% 11/1/17	2,750	2,749
4.35% 11/1/42	2,000	1,749
Childrens Hosp Medical Ctr 4.268% 5/15/44	3,320	3,532
Cigna Corp. 4% 2/15/22	4,600	4,875
Express Scripts Holding Co.:
2.25% 6/15/19	3,800	3,816
3% 7/15/23	10,000	9,930
4.5% 2/25/26	7,030	7,384
6.125% 11/15/41	3,000	3,552
Express Scripts, Inc. 7.25% 6/15/19	2,000	2,197
Humana, Inc. 4.95% 10/1/44	2,500	2,751
Kaiser Foundation Hospitals 4.875% 4/1/42	1,800	2,044
McKesson Corp.:
1.4% 3/15/18	4,725	4,719
3.796% 3/15/24	5,000	5,218
4.883% 3/15/44	5,000	5,371
Memorial Sloan-Kettring Cancer Center 4.2% 7/1/55	3,000	3,070
New York & Presbyterian Hospital:
4.024% 8/1/45	3,500	3,490
4.063% 8/1/56	2,630	2,582
NYU Hospitals Center 4.784% 7/1/44	7,600	8,186
Partners Healthcare System, Inc. 4.117% 7/1/55	3,500	3,453
UnitedHealth Group, Inc.:
1.625% 3/15/19	4,878	4,868
2.3% 12/15/19	8,625	8,704
2.7% 7/15/20	6,000	6,144
2.875% 12/15/21	2,575	2,646
3.375% 4/15/27	5,400	5,532
3.75% 7/15/25	3,500	3,701
4.2% 1/15/47	3,600	3,766
4.375% 3/15/42	11,800	12,546
4.75% 7/15/45	1,670	1,878
WellPoint, Inc.:
1.875% 1/15/18	2,000	2,003
3.3% 1/15/23	2,000	2,050
4.625% 5/15/42	2,600	2,734
4.65% 1/15/43	2,000	2,122
5.8% 8/15/40	4,000	4,760
		158,005
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc.:
2.4% 2/1/19	2,850	2,872
3% 4/15/23	4,670	4,733
4.15% 2/1/24	4,379	4,682
5.3% 2/1/44	5,820	6,699
		18,986
Pharmaceuticals - 1.1%
Actavis Funding SCS:
3% 3/12/20	27,100	27,690
3.45% 3/15/22	18,025	18,687
3.8% 3/15/25	8,820	9,103
4.55% 3/15/35	6,650	6,885
4.75% 3/15/45	6,330	6,707
Allergan PLC:
1.875% 10/1/17	3,125	3,127
3.25% 10/1/22	3,000	3,069
AstraZeneca PLC:
4.375% 11/16/45	4,540	4,840
5.9% 9/15/17	4,505	4,561
6.45% 9/15/37	3,250	4,365
Bristol-Myers Squibb Co. 3.25% 8/1/42	2,800	2,526
GlaxoSmithKline Capital, Inc.:
5.65% 5/15/18	8,585	8,927
6.375% 5/15/38	7,218	9,695
Johnson & Johnson:
1.65% 3/1/21	3,770	3,747
2.45% 3/1/26	5,590	5,472
3.625% 3/3/37	4,000	4,104
4.5% 12/5/43	6,625	7,488
4.85% 5/15/41	4,260	5,019
Merck & Co., Inc.:
1.3% 5/18/18	7,000	6,996
1.85% 2/10/20	9,000	9,050
2.4% 9/15/22	2,000	2,019
3.6% 9/15/42	2,000	1,941
3.7% 2/10/45	6,400	6,313
3.875% 1/15/21	1,000	1,065
5% 6/30/19	5,970	6,367
Mylan N.V.:
3.15% 6/15/21	2,000	2,038
3.95% 6/15/26	2,830	2,838
5.25% 6/15/46	3,300	3,493
Novartis Capital Corp.:
2.4% 5/17/22	6,600	6,651
2.4% 9/21/22	3,750	3,791
3% 11/20/25	10,470	10,640
3.1% 5/17/27	1,890	1,926
3.7% 9/21/42	2,825	2,792
4% 11/20/45	5,240	5,434
Perrigo Co. PLC:
3.5% 3/15/21	4,000	4,161
4% 11/15/23	5,000	5,345
Perrigo Finance PLC:
4.375% 3/15/26	3,100	3,228
4.9% 12/15/44	3,089	3,122
Pfizer, Inc.:
3% 12/15/26	6,700	6,732
4% 12/15/36	6,500	6,775
4.125% 12/15/46	3,290	3,420
4.4% 5/15/44	4,190	4,499
7.2% 3/15/39	5,400	7,928
Sanofi SA 1.25% 4/10/18	7,550	7,543
Shire Acquisitions Investments Ireland DAC:
2.4% 9/23/21	11,340	11,265
2.875% 9/23/23	9,450	9,367
3.2% 9/23/26	13,810	13,485
Teva Pharmaceutical Finance Netherlands III BV:
2.2% 7/21/21	14,100	13,823
2.8% 7/21/23	11,370	11,031
3.15% 10/1/26	4,700	4,414
4.1% 10/1/46	8,449	7,434
Zoetis, Inc.:
1.875% 2/1/18	1,000	1,001
3.25% 2/1/23	5,000	5,150
4.7% 2/1/43	1,300	1,392
		340,481

TOTAL HEALTH CARE		782,407

INDUSTRIALS - 1.8%
Aerospace & Defense - 0.4%
Lockheed Martin Corp.:
3.55% 1/15/26	7,600	7,903
4.7% 5/15/46	5,700	6,360
4.85% 9/15/41	2,700	3,054
Northrop Grumman Corp.:
1.75% 6/1/18	6,900	6,909
3.85% 4/15/45	1,875	1,840
4.75% 6/1/43	4,000	4,482
Raytheon Co.:
3.125% 10/15/20	2,000	2,079
3.15% 12/15/24	8,900	9,180
4.875% 10/15/40	1,000	1,158
Rockwell Collins, Inc.:
2.8% 3/15/22	8,500	8,625
4.35% 4/15/47	6,600	6,847
The Boeing Co.:
2.125% 3/1/22	3,760	3,764
2.5% 3/1/25	4,600	4,507
3.65% 3/1/47	2,760	2,735
6% 3/15/19	1,000	1,073
6.875% 3/15/39	3,300	4,755
United Technologies Corp.:
2.3% 5/4/22	10,000	10,008
2.65% 11/1/26	4,800	4,683
3.1% 6/1/22	2,875	2,978
3.75% 11/1/46	3,850	3,753
4.5% 4/15/20	4,000	4,296
4.5% 6/1/42	7,380	8,008
5.7% 4/15/40	2,000	2,508
		111,505
Air Freight & Logistics - 0.1%
FedEx Corp.:
2.3% 2/1/20	11,350	11,472
3.2% 2/1/25	3,820	3,862
3.9% 2/1/35	5,900	5,808
4.4% 1/15/47	4,500	4,522
4.55% 4/1/46	1,500	1,537
United Parcel Service, Inc.:
2.4% 11/15/26	7,500	7,274
6.2% 1/15/38	2,500	3,355
		37,830
Airlines - 0.1%
American Airlines pass-thru trust equipment trust certificate 4.95% 7/15/24	2,854	3,051
American Airlines, Inc. equipment trust certificate 3.2% 6/15/28	7,800	7,732
Continental Airlines, Inc.:
4% 10/29/24	3,865	4,034
6.648% 9/15/17	104	105
6.9% 1/2/18	32	32
United Airlines 2015-1 Class AA Pass Through Trust 3.45% 12/1/27	689	698
United Airlines Pass-through Trust equipment trust certificate 3.1% 1/7/30	9,450	9,403
		25,055
Commercial Services & Supplies - 0.1%
Republic Services, Inc.:
2.9% 7/1/26	4,220	4,151
3.2% 3/15/25	11,275	11,417
5.5% 9/15/19	4,000	4,314
Waste Management, Inc.:
2.4% 5/15/23	5,300	5,243
2.9% 9/15/22	6,675	6,856
		31,981
Electrical Equipment - 0.1%
Eaton Corp.:
1.5% 11/2/17	4,775	4,775
2.75% 11/2/22	5,725	5,800
4% 11/2/32	1,900	1,988
4.15% 11/2/42	1,900	1,923
Fortive Corp. 2.35% 6/15/21 (a)	6,600	6,569
General Electric Capital Corp. 6.15% 8/7/37	544	719
		21,774
Industrial Conglomerates - 0.3%
3M Co.:
2% 6/26/22	4,000	3,986
3.125% 9/19/46	2,760	2,495
Covidien International Finance SA:
3.2% 6/15/22	2,150	2,233
6% 10/15/17	2,902	2,950
Danaher Corp. 4.375% 9/15/45	2,370	2,575
General Electric Co.:
3.375% 3/11/24	5,500	5,808
4.5% 3/11/44	14,650	16,098
5.25% 12/6/17	18,540	18,905
Honeywell International, Inc.:
2.5% 11/1/26	7,160	6,904
5.375% 3/1/41	1,400	1,732
Roper Technologies, Inc.:
2.05% 10/1/18	5,675	5,691
2.8% 12/15/21	6,610	6,697
3.8% 12/15/26	8,500	8,771
		84,845
Machinery - 0.3%
Caterpillar, Inc.:
2.6% 6/26/22	6,000	6,087
3.803% 8/15/42	2,500	2,481
5.3% 9/15/35	7,000	8,190
Deere & Co. 5.375% 10/16/29	1,000	1,216
Ingersoll-Rand Luxembourg Finance SA:
2.625% 5/1/20	5,093	5,151
4.65% 11/1/44	6,000	6,399
John Deere Capital Corp.:
1.2% 10/10/17	1,550	1,549
1.3% 3/12/18	3,675	3,674
1.95% 12/13/18	4,825	4,842
1.95% 3/4/19	9,600	9,657
2.05% 3/10/20	7,675	7,708
2.25% 4/17/19	10,250	10,367
2.55% 1/8/21	10,401	10,623
2.65% 6/10/26	5,000	4,903
2.8% 1/27/23	5,000	5,087
2.8% 3/6/23	3,250	3,303
Parker Hannifin Corp.:
3.25% 3/1/27 (a)	5,650	5,746
4.1% 3/1/47 (a)	5,660	5,857
		102,840
Road & Rail - 0.4%
Burlington Northern Santa Fe Corp. 4.7% 10/1/19	5,000	5,341
Burlington Northern Santa Fe LLC:
3% 3/15/23	2,800	2,885
3.05% 3/15/22	10,000	10,364
3.25% 6/15/27	7,500	7,718
3.9% 8/1/46	4,640	4,681
4.15% 4/1/45	1,700	1,758
4.375% 9/1/42	4,500	4,830
4.55% 9/1/44	3,000	3,288
4.9% 4/1/44	4,000	4,609
Canadian National Railway Co.:
2.85% 12/15/21	5,000	5,127
3.2% 8/2/46	3,300	2,995
CSX Corp.:
3.4% 8/1/24	4,625	4,786
3.8% 11/1/46	5,720	5,523
3.95% 5/1/50	3,575	3,424
4.1% 3/15/44	6,775	6,875
Norfolk Southern Corp.:
3% 4/1/22	7,500	7,699
3.25% 12/1/21	5,000	5,190
3.95% 10/1/42	1,900	1,877
4.65% 1/15/46	3,260	3,569
Union Pacific Corp.:
2.75% 3/1/26	6,660	6,618
3% 4/15/27	5,000	5,033
3.35% 8/15/46	4,720	4,347
3.799% 10/1/51	2,800	2,700
		111,237
Trading Companies & Distributors - 0.0%
Air Lease Corp.:
3.375% 6/1/21	14,024	14,462
3.75% 2/1/22	3,820	3,998
		18,460

TOTAL INDUSTRIALS		545,527

INFORMATION TECHNOLOGY - 1.9%
Communications Equipment - 0.1%
Cisco Systems, Inc.:
1.85% 9/20/21	10,100	9,999
3.5% 6/15/25	4,270	4,491
4.45% 1/15/20	2,000	2,137
4.95% 2/15/19	3,479	3,674
5.9% 2/15/39	12,416	16,102
		36,403
Electronic Equipment & Components - 0.2%
Corning, Inc. 4.75% 3/15/42	5,000	5,169
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
4.42% 6/15/21 (a)	17,160	18,084
6.02% 6/15/26 (a)	16,140	17,803
Tyco Electronics Group SA:
2.35% 8/1/19	5,000	5,033
2.375% 12/17/18	3,000	3,024
3.45% 8/1/24	3,650	3,717
6.55% 10/1/17	2,338	2,376
7.125% 10/1/37	2,475	3,387
		58,593
Internet Software & Services - 0.0%
Alphabet, Inc.:
1.998% 8/15/26	2,300	2,160
3.625% 5/19/21	3,780	4,034
		6,194
IT Services - 0.2%
Apple, Inc. 4.5% 2/23/36	4,260	4,739
IBM Corp.:
2.5% 1/27/22	7,800	7,901
3.625% 2/12/24	10,000	10,500
4.7% 2/19/46	4,950	5,495
7.625% 10/15/18	13,000	14,029
MasterCard, Inc. 3.8% 11/21/46	3,800	3,854
Visa, Inc.:
2.2% 12/14/20	5,700	5,751
3.15% 12/14/25	9,010	9,212
4.3% 12/14/45	6,640	7,181
		68,662
Semiconductors & Semiconductor Equipment - 0.3%
Applied Materials, Inc. 4.35% 4/1/47	9,420	9,896
Intel Corp.:
2.35% 5/11/22	17,000	17,106
3.3% 10/1/21	15,000	15,738
4.1% 5/19/46	7,000	7,162
4.9% 7/29/45	3,000	3,445
Qualcomm, Inc.:
2.6% 1/30/23	7,500	7,511
4.3% 5/20/47	10,100	10,109
Texas Instruments, Inc. 1.75% 5/1/20	3,800	3,794
		74,761
Software - 0.7%
Microsoft Corp.:
1.55% 8/8/21	20,160	19,852
2.4% 2/6/22	15,000	15,233
2.7% 2/12/25	17,175	17,181
3.45% 8/8/36	6,100	5,970
3.625% 12/15/23	26,150	27,902
3.7% 8/8/46	16,730	16,333
3.95% 8/8/56	5,000	4,882
4.2% 6/1/19	2,000	2,104
4.25% 2/6/47	4,780	5,081
4.45% 11/3/45	12,570	13,713
5.3% 2/8/41	1,500	1,831
Oracle Corp.:
1.9% 9/15/21	8,400	8,341
2.25% 10/8/19	4,725	4,787
2.5% 5/15/22	9,600	9,720
2.65% 7/15/26	9,000	8,729
2.95% 5/15/25	5,000	5,032
3.4% 7/8/24	4,725	4,918
3.85% 7/15/36	4,000	4,045
4% 7/15/46	2,000	1,986
4.125% 5/15/45	3,000	3,042
4.3% 7/8/34	3,875	4,144
5.375% 7/15/40	12,500	15,041
5.75% 4/15/18	7,400	7,671
		207,538
Technology Hardware, Storage & Peripherals - 0.4%
Apple, Inc.:
2.1% 5/6/19	6,475	6,548
2.15% 2/9/22	5,000	4,990
2.25% 2/23/21	15,000	15,175
2.45% 8/4/26	20,600	19,801
2.7% 5/13/22	6,650	6,803
3.2% 5/13/25	10,490	10,748
3.2% 5/11/27	5,570	5,644
3.85% 5/4/43	13,000	12,864
4.375% 5/13/45	4,690	5,018
4.65% 2/23/46	5,650	6,268
Hewlett Packard Enterprise Co.:
3.6% 10/15/20 (b)	7,130	7,414
4.9% 10/15/25 (b)	9,750	10,308
6.2% 10/15/35 (b)	3,890	4,196
6.35% 10/15/45 (b)	1,880	2,018
HP, Inc.:
4.3% 6/1/21	2,780	2,960
6% 9/15/41	1,500	1,593
Xerox Corp.:
2.75% 3/15/19	5,000	5,046
4.5% 5/15/21	4,000	4,226
5.625% 12/15/19	1,000	1,074
		132,694

TOTAL INFORMATION TECHNOLOGY		584,845

MATERIALS - 1.0%
Chemicals - 0.6%
Agrium, Inc. 5.25% 1/15/45	3,500	3,936
Air Products & Chemicals, Inc. 4.375% 8/21/19	1,000	1,056
E.I. du Pont de Nemours & Co.:
3.625% 1/15/21	5,000	5,241
4.15% 2/15/43	4,000	4,030
4.625% 1/15/20	3,000	3,195
Eastman Chemical Co. 4.65% 10/15/44	3,000	3,151
Ecolab, Inc.:
1.45% 12/8/17	6,650	6,647
2.25% 1/12/20	3,775	3,800
2.7% 11/1/26	6,600	6,399
5.5% 12/8/41	3,000	3,657
Lubrizol Corp. 8.875% 2/1/19	919	1,026
LYB International Finance BV:
4% 7/15/23	5,625	5,984
4.875% 3/15/44	5,850	6,166
LYB International Finance II BV 3.5% 3/2/27	9,470	9,409
LyondellBasell Industries NV:
4.625% 2/26/55	3,740	3,655
5% 4/15/19	1,000	1,048
Monsanto Co.:
2.125% 7/15/19	7,458	7,464
2.75% 7/15/21	6,357	6,468
2.85% 4/15/25	3,825	3,712
3.95% 4/15/45	1,390	1,307
Potash Corp. of Saskatchewan, Inc.:
3.25% 12/1/17	3,800	3,826
4% 12/15/26	11,400	11,802
4.875% 3/30/20	1,500	1,594
5.625% 12/1/40	1,800	2,074
Praxair, Inc.:
2.2% 8/15/22	2,000	1,985
2.45% 2/15/22	4,650	4,689
3.2% 1/30/26	6,340	6,530
3.55% 11/7/42	2,000	1,947
Sherwin-Williams Co.:
2.75% 6/1/22	4,740	4,758
3.45% 6/1/27	4,730	4,778
4.5% 6/1/47	8,530	8,711
The Dow Chemical Co.:
3% 11/15/22	4,900	4,993
4.125% 11/15/21	7,700	8,228
4.375% 11/15/42	4,875	4,997
8.55% 5/15/19	2,358	2,660
9.4% 5/15/39	3,000	4,955
The Mosaic Co.:
4.25% 11/15/23	10,888	11,457
5.625% 11/15/43	3,750	3,837
Westlake Chemical Corp. 5% 8/15/46	2,000	2,095
		183,267
Containers & Packaging - 0.1%
Bemis Co., Inc. 6.8% 8/1/19	3,000	3,298
International Paper Co.:
3.65% 6/15/24	4,725	4,907
3.8% 1/15/26	2,880	2,979
4.4% 8/15/47	3,800	3,809
4.75% 2/15/22	11,500	12,619
5.15% 5/15/46	1,810	2,013
		29,625
Metals & Mining - 0.3%
Barrick Gold Corp. 5.25% 4/1/42	4,500	5,058
BHP Billiton Financial (U.S.A.) Ltd.:
2.875% 2/24/22	9,300	9,526
5% 9/30/43	3,000	3,436
Newmont Mining Corp. 5.125% 10/1/19	1,000	1,067
Nucor Corp.:
4% 8/1/23	3,000	3,194
5.2% 8/1/43	4,000	4,651
Rio Tinto Finance (U.S.A.) Ltd.:
3.75% 9/20/21	3,200	3,401
3.75% 6/15/25	21,300	22,405
7.125% 7/15/28	2,000	2,661
Rio Tinto Finance (U.S.A.) PLC 2.875% 8/21/22	6,000	6,131
Southern Copper Corp.:
3.875% 4/23/25	3,670	3,742
5.25% 11/8/42	5,775	5,642
Vale Overseas Ltd.:
4.375% 1/11/22	11,400	11,596
5.625% 9/15/19	6,210	6,567
5.875% 6/10/21	8,220	8,855
Vale SA 5.625% 9/11/42	6,600	6,220
		104,152

TOTAL MATERIALS		317,044

REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.4%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	3,788	3,816
3.9% 6/15/23	5,650	5,856
American Tower Corp. 3.4% 2/15/19	7,475	7,649
Boston Properties, Inc.:
3.125% 9/1/23	1,900	1,926
4.125% 5/15/21	2,100	2,230
DDR Corp.:
3.375% 5/15/23	2,825	2,751
4.625% 7/15/22	1,900	1,990
Duke Realty LP:
3.625% 4/15/23	2,750	2,823
3.75% 12/1/24	5,750	5,931
6.5% 1/15/18	1,000	1,031
ERP Operating LP:
2.375% 7/1/19	5,750	5,790
3% 4/15/23	1,875	1,879
4.625% 12/15/21	5,700	6,175
Federal Realty Investment Trust 3% 8/1/22	4,750	4,796
HCP, Inc. 3.875% 8/15/24	7,575	7,730
Health Care REIT, Inc.:
2.25% 3/15/18	2,470	2,479
3.75% 3/15/23	8,660	8,973
HRPT Properties Trust 6.65% 1/15/18	612	615
Kimco Realty Corp. 6.875% 10/1/19	1,000	1,106
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	8,000	8,230
4.5% 1/15/25	8,010	8,151
4.5% 4/1/27	9,500	9,489
Simon Property Group LP:
4.125% 12/1/21	3,200	3,421
5.65% 2/1/20	4,300	4,718
Weingarten Realty Investors 3.5% 4/15/23	3,800	3,849
		113,404
Real Estate Management & Development - 0.2%
Brandywine Operating Partnership LP 3.95% 2/15/23	3,800	3,846
CBRE Group, Inc. 4.875% 3/1/26	5,700	6,107
Liberty Property LP:
3.25% 10/1/26	4,660	4,538
3.375% 6/15/23	2,775	2,804
3.75% 4/1/25	4,750	4,843
4.4% 2/15/24	7,425	7,892
4.75% 10/1/20	1,000	1,063
Mack-Cali Realty LP:
2.5% 12/15/17	3,825	3,834
3.15% 5/15/23	4,700	4,439
4.5% 4/18/22	4,210	4,313
Tanger Properties LP:
3.75% 12/1/24	6,500	6,554
6.125% 6/1/20	4,408	4,841
Ventas Realty LP:
3.125% 6/15/23	6,315	6,315
3.25% 10/15/26	3,500	3,387
3.5% 2/1/25	4,000	3,992
4.125% 1/15/26	1,450	1,501
4.375% 2/1/45	3,000	2,940
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	4,750	4,758
		77,967

TOTAL REAL ESTATE		191,371

TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 1.0%
AT&T, Inc.:
2.45% 6/30/20	5,360	5,385
2.8% 2/17/21	9,000	9,107
3.4% 5/15/25	9,270	9,107
3.8% 3/15/22	10,000	10,420
4.125% 2/17/26	27,320	27,939
4.35% 6/15/45	24,760	22,343
4.5% 3/9/48	9,570	8,830
4.55% 3/9/49	183	169
4.75% 5/15/46	10,300	9,899
5.55% 8/15/41	7,300	7,816
5.8% 2/15/19	4,000	4,252
5.875% 10/1/19	2,905	3,141
6.3% 1/15/38	838	975
6.35% 3/15/40	1,000	1,171
6.375% 3/1/41	6,850	7,980
British Telecommunications PLC 9.125% 12/15/30 (b)	4,515	6,894
Deutsche Telekom International Financial BV 6.75% 8/20/18	3,595	3,807
Orange SA:
5.375% 7/8/19	4,000	4,273
5.5% 2/6/44	3,000	3,565
Telefonica Emisiones S.A.U.:
4.103% 3/8/27	9,400	9,716
5.213% 3/8/47	6,550	6,889
5.462% 2/16/21	2,700	2,987
5.877% 7/15/19	2,000	2,157
7.045% 6/20/36	2,600	3,353
Verizon Communications, Inc.:
2.625% 8/15/26	23,130	21,476
3.5% 11/1/24	3,000	3,041
4.272% 1/15/36	24,278	23,134
4.4% 11/1/34	3,775	3,693
4.5% 9/15/20	23,600	25,294
4.75% 11/1/41	1,000	986
5.012% 4/15/49 (a)	11,779	11,851
5.012% 8/21/54	12,557	12,271
5.25% 3/16/37	9,000	9,585
6.55% 9/15/43	12,516	15,697
		299,203
Wireless Telecommunication Services - 0.2%
America Movil S.A.B. de CV:
3.125% 7/16/22	5,275	5,382
6.125% 11/15/37	8,365	10,083
Rogers Communications, Inc.:
2.9% 11/15/26	2,500	2,412
3.625% 12/15/25	2,000	2,053
4.1% 10/1/23	4,825	5,141
5.45% 10/1/43	5,775	6,772
Vodafone Group PLC:
1.25% 9/26/17	4,000	3,998
1.5% 2/19/18	7,700	7,695
2.5% 9/26/22	3,000	2,979
2.95% 2/19/23	6,900	6,959
5.45% 6/10/19	6,000	6,404
		59,878

TOTAL TELECOMMUNICATION SERVICES		359,081

UTILITIES - 1.9%
Electric Utilities - 1.3%
Alabama Power Co.:
3.75% 3/1/45	1,000	974
4.15% 8/15/44	4,650	4,787
5.2% 6/1/41	3,850	4,415
AmerenUE:
3.9% 9/15/42	3,700	3,790
6.4% 6/15/17	2,959	2,963
American Electric Power Co., Inc.:
1.65% 12/15/17	4,000	4,000
2.95% 12/15/22	4,000	4,085
Appalachian Power Co. 4.45% 6/1/45	6,000	6,373
Baltimore Gas & Electric Co.:
3.35% 7/1/23	2,850	2,960
3.5% 8/15/46	2,500	2,353
Carolina Power & Light Co. 2.8% 5/15/22	4,350	4,466
CenterPoint Energy Houston Electric LLC 3.55% 8/1/42	1,900	1,846
Cleco Corporate Holdings LLC 3.743% 5/1/26	5,660	5,715
Cleveland Electric Illuminating Co. 8.875% 11/15/18	2,000	2,197
Commonwealth Edison Co.:
3.1% 11/1/24	10,000	10,146
3.4% 9/1/21	1,000	1,046
3.65% 6/15/46	2,860	2,749
3.7% 3/1/45	3,100	3,036
5.8% 3/15/18	9,945	10,285
Detroit Edison Co. 2.65% 6/15/22	8,000	8,062
Duke Energy Carolinas LLC:
2.95% 12/1/26	6,000	6,016
3.75% 6/1/45	2,000	1,975
4% 9/30/42	3,750	3,827
5.25% 1/15/18	4,355	4,459
Duke Energy Corp.:
1.8% 9/1/21	15,460	15,115
2.1% 6/15/18	4,650	4,669
2.65% 9/1/26	6,650	6,337
3.4% 10/1/46	2,500	2,327
3.75% 4/15/24	6,000	6,297
3.75% 9/1/46	4,750	4,445
3.95% 10/15/23	2,443	2,596
4.8% 12/15/45	2,790	3,034
Duke Energy Progress, Inc.:
4.15% 12/1/44	1,800	1,884
4.375% 3/30/44	2,000	2,151
Edison International:
2.95% 3/15/23	8,190	8,263
3.75% 9/15/17	3,000	3,020
Entergy Corp.:
2.95% 9/1/26	4,700	4,540
4% 7/15/22	6,640	7,067
Eversource Energy 3.35% 3/15/26	6,610	6,596
Exelon Corp.:
3.95% 6/15/25	7,830	8,143
5.1% 6/15/45	1,100	1,218
Florida Power & Light Co.:
3.125% 12/1/25	5,100	5,233
3.25% 6/1/24	4,725	4,912
4.05% 10/1/44	5,419	5,690
Hydro-Quebec 1.375% 6/19/17	1,000	1,000
Indiana Michigan Power Co. 3.2% 3/15/23	2,775	2,838
Nevada Power Co. 6.5% 8/1/18	1,555	1,640
Northern States Power Co.:
3.4% 8/15/42	2,000	1,882
4.125% 5/15/44	4,500	4,717
5.25% 3/1/18	10,500	10,795
Pacific Gas & Electric Co.:
2.45% 8/15/22	4,000	4,008
2.95% 3/1/26	6,800	6,764
3.75% 8/15/42	5,900	5,780
4% 12/1/46	5,600	5,727
5.4% 1/15/40	4,000	4,894
PacifiCorp:
3.6% 4/1/24	4,000	4,213
6% 1/15/39	6,193	8,010
Pennsylvania Electric Co. 6.05% 9/1/17	757	765
PG&E Corp. 2.4% 3/1/19	2,406	2,423
Potomac Electric Power Co. 6.5% 11/15/37	3,806	5,152
PPL Capital Funding, Inc.:
3.1% 5/15/26	8,000	7,830
3.4% 6/1/23	2,675	2,747
4.2% 6/15/22	2,000	2,131
4.7% 6/1/43	1,800	1,889
PPL Electric Utilities Corp. 4.15% 10/1/45	3,500	3,697
Progress Energy, Inc.:
4.875% 12/1/19	1,700	1,805
6% 12/1/39	5,200	6,482
Public Service Co. of Colorado 2.9% 5/15/25	11,000	10,964
Public Service Electric & Gas Co.:
3.65% 9/1/42	2,825	2,771
4% 6/1/44	5,000	5,091
Puget Sound Energy, Inc. 4.3% 5/20/45	6,410	6,883
Southern Co.:
2.35% 7/1/21	6,600	6,565
3.25% 7/1/26	11,000	10,798
4.4% 7/1/46	7,320	7,292
Tampa Electric Co. 6.15% 5/15/37	6,260	7,751
Virginia Electric & Power Co.:
3.1% 5/15/25	4,000	4,056
3.45% 2/15/24	2,750	2,862
4.2% 5/15/45	2,400	2,513
4.45% 2/15/44	2,750	2,985
5% 6/30/19	5,000	5,317
6% 5/15/37	2,000	2,542
Wisconsin Electric Power Co. 4.25% 6/1/44	4,700	4,887
Wisconsin Power & Light Co. 5% 7/15/19	1,000	1,060
Xcel Energy, Inc.:
2.6% 3/15/22	13,900	14,031
3.35% 12/1/26	3,000	3,050
		404,669
Gas Utilities - 0.1%
AGL Capital Corp. 3.95% 10/1/46	6,050	5,718
Southern California Gas Co. 2.6% 6/15/26	13,230	12,950
		18,668
Independent Power and Renewable Electricity Producers - 0.0%
Emera U.S. Finance LP:
2.7% 6/15/21	8,660	8,707
4.75% 6/15/46	5,210	5,392
		14,099
Multi-Utilities - 0.5%
Ameren Illinois Co. 6.125% 11/15/17	3,364	3,436
Berkshire Hathaway Energy Co.:
4.5% 2/1/45	6,650	7,179
5.15% 11/15/43	1,650	1,934
5.75% 4/1/18	3,750	3,879
6.5% 9/15/37	7,605	10,148
CMS Energy Corp. 4.875% 3/1/44	5,000	5,440
Consolidated Edison Co. of New York, Inc.:
4.45% 6/15/20	2,000	2,149
4.45% 3/15/44	8,000	8,716
5.5% 12/1/39	2,500	3,047
Consolidated Edison, Inc. 2% 5/15/21	5,520	5,469
Consumers Energy Co. 2.85% 5/15/22	6,650	6,797
Delmarva Power & Light 4% 6/1/42	4,000	4,006
Dominion Resources, Inc.:
2.5% 12/1/19	6,700	6,769
3.4522% 9/30/66 (b)	1,000	860
3.9% 10/1/25	12,900	13,369
3.9772% 6/30/66 (b)	1,000	945
4.9% 8/1/41	2,000	2,161
DTE Energy Co. 2.85% 10/1/26	6,000	5,737
Duke Energy Carolinas LLC 3.875% 3/15/46	3,900	3,948
NiSource Finance Corp.:
4.375% 5/15/47	4,780	4,890
4.8% 2/15/44	5,500	5,955
6.25% 12/15/40	2,453	3,063
Puget Energy, Inc. 3.65% 5/15/25	8,070	8,149
San Diego Gas & Electric Co. 4.5% 8/15/40	1,000	1,109
Sempra Energy:
2.4% 3/15/20	12,406	12,499
2.875% 10/1/22	3,000	3,014
4.05% 12/1/23	5,000	5,297
6% 10/15/39	1,000	1,247
Wisconsin Energy Corp. 3.2943% 5/15/67 (b)	4,228	3,945
		145,157

TOTAL UTILITIES		582,593

TOTAL NONCONVERTIBLE BONDS
(Cost $7,611,773)		7,856,860

U.S. Government and Government Agency Obligations - 42.1%
U.S. Government Agency Obligations - 1.6%
Fannie Mae:
1.125% 7/20/18	$102,559	$102,401
1.5% 11/30/20	18,106	18,028
1.875% 9/18/18	15,050	15,169
1.875% 4/5/22	32,247	32,234
1.875% 9/24/26	13,350	12,707
2.125% 4/24/26	4,000	3,907
2.625% 9/6/24	4,000	4,129
Federal Home Loan Bank:
1.125% 9/14/18	54,675	54,530
1.125% 7/14/21	13,270	12,970
1.375% 2/18/21	20,300	20,106
1.875% 11/29/21	19,170	19,277
5.5% 7/15/36	1,500	2,024
Freddie Mac:
1% 6/29/17	2,660	2,660
1% 12/15/17	59,006	58,965
1.375% 5/1/20	14,000	13,961
2.375% 1/13/22	13,000	13,327
3.75% 3/27/19	2,300	2,401
6.25% 7/15/32	7,700	10,974
6.75% 3/15/31	26,000	37,878
Tennessee Valley Authority:
5.25% 9/15/39	20,000	26,179
5.375% 4/1/56	5,395	7,264

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		471,091

U.S. Treasury Obligations - 40.5%
U.S. Treasury Bonds:
2.25% 8/15/46	84,600	73,952
2.5% 2/15/45	106,220	98,577
2.5% 2/15/46	89,150	82,467
2.5% 5/15/46	78,650	72,714
2.875% 8/15/45	78,240	78,246
2.875% 11/15/46	122,930	122,882
3% 11/15/44	8,970	9,210
3% 5/15/45	43,090	44,181
3% 11/15/45	86,290	88,410
3% 2/15/47	39,740	40,754
3.125% 8/15/44	32,960	34,644
3.375% 5/15/44	72,390	79,575
3.5% 2/15/39	8,315	9,398
3.625% 8/15/43	26,640	30,506
3.625% 2/15/44	67,570	77,497
3.75% 11/15/43	44,780	52,389
3.875% 8/15/40	30,080	35,748
4.25% 5/15/39	26,000	32,585
4.25% 11/15/40	811	1,017
4.375% 2/15/38	8,200	10,477
4.375% 11/15/39	100	127
4.375% 5/15/40	8,000	10,200
4.375% 5/15/41	57,765	73,887
4.5% 2/15/36	113,580	147,024
4.5% 5/15/38	15,000	19,487
4.5% 8/15/39	39,000	50,519
4.625% 2/15/40	21,500	28,344
4.75% 2/15/37	68,560	91,557
4.75% 2/15/41	54,830	73,778
5% 5/15/37	110,780	152,487
5.375% 2/15/31	53,470	72,512
6.25% 5/15/30	86,360	124,139
8.875% 2/15/19	6,960	7,859
9% 11/15/18	4,000	4,452
9.125% 5/15/18	3,000	3,224
U.S. Treasury Notes:
0.75% 12/31/17	10,000	9,973
0.75% 1/31/18	108,470	108,152
0.75% 7/31/18	71,690	71,287
0.75% 2/15/19	129,060	127,951
0.75% 7/15/19	218,640	216,121
0.75% 8/15/19	196,200	193,809
0.875% 1/15/18	8,670	8,655
0.875% 7/15/18	51,280	51,080
0.875% 10/15/18	89,640	89,202
0.875% 4/15/19	111,790	110,965
0.875% 5/15/19	258,680	256,619
0.875% 6/15/19	158,550	157,218
0.875% 9/15/19	258,020	255,450
1% 12/15/17	57,000	56,953
1% 2/15/18	67,580	67,474
1% 3/15/18	56,600	56,498
1% 9/15/18	32,730	32,635
1% 11/30/18	141,630	141,127
1% 3/15/19	44,780	44,565
1% 10/15/19	7,410	7,353
1% 11/15/19	176,850	175,379
1.125% 1/15/19	52,100	51,992
1.125% 2/28/21	39,910	39,213
1.125% 6/30/21	71,040	69,550
1.125% 7/31/21	270	264
1.125% 8/31/21	68,410	66,844
1.125% 9/30/21	171,290	167,209
1.25% 10/31/18	45,190	45,199
1.25% 11/15/18	30,680	30,684
1.25% 11/30/18	47,480	47,482
1.25% 12/15/18	33,630	33,631
1.25% 1/31/19	14,670	14,666
1.25% 4/30/19	100,760	100,689
1.25% 1/31/20	825	822
1.25% 3/31/21	112,290	110,764
1.25% 10/31/21	44,670	43,803
1.25% 7/31/23	107,300	103,025
1.375% 6/30/18	31,800	31,842
1.375% 7/31/18	1,175	1,177
1.375% 9/30/18	95,690	95,866
1.375% 2/28/19	98,500	98,677
1.375% 12/15/19	103,400	103,436
1.375% 1/15/20	135,670	135,675
1.375% 1/31/20	20,920	20,913
1.375% 2/15/20	161,270	161,163
1.375% 2/29/20	49,140	49,092
1.375% 3/31/20	6,630	6,622
1.375% 4/30/20	232,560	232,133
1.375% 8/31/20	78,960	78,621
1.375% 9/30/20	25,600	25,474
1.375% 10/31/20	5,720	5,687
1.375% 1/31/21	20,530	20,373
1.375% 4/30/21	85,980	85,157
1.375% 5/31/21	64,380	63,711
1.375% 6/30/23	65,070	63,014
1.375% 8/31/23	21,470	20,751
1.375% 9/30/23	79,110	76,388
1.5% 8/31/18	238,925	239,709
1.5% 12/31/18	4,060	4,075
1.5% 1/31/19	37,180	37,325
1.5% 2/28/19	32,250	32,375
1.5% 3/31/19	12,800	12,854
1.5% 10/31/19	36,700	36,840
1.5% 11/30/19	51,090	51,266
1.5% 4/15/20	163,720	164,040
1.5% 5/15/20	184,420	184,759
1.5% 5/31/20	39,630	39,681
1.5% 1/31/22	4,370	4,323
1.5% 2/28/23	15,050	14,732
1.5% 3/31/23	90,980	88,976
1.5% 8/15/26	87,340	82,277
1.625% 4/30/19	4,980	5,013
1.625% 7/31/19	43,010	43,299
1.625% 8/31/19	100,350	101,040
1.625% 12/31/19	8,990	9,047
1.625% 3/15/20	151,490	152,383
1.625% 6/30/20	50,460	50,683
1.625% 7/31/20	47,580	47,777
1.625% 11/30/20	94,780	94,998
1.625% 4/30/23	47,390	46,635
1.625% 5/31/23	52,030	51,166
1.625% 10/31/23	94,170	92,298
1.625% 2/15/26	50,280	48,092
1.625% 5/15/26	5,610	5,354
1.75% 10/31/18	10	10
1.75% 9/30/19	11,230	11,338
1.75% 10/31/20	9,960	10,032
1.75% 12/31/20	71,130	71,561
1.75% 11/30/21	84,370	84,515
1.75% 3/31/22	117,000	116,941
1.75% 5/31/22	79,360	79,341
1.75% 9/30/22	28,790	28,675
1.75% 1/31/23	25,640	25,466
1.875% 6/30/20	24,290	24,588
1.875% 11/30/21	81,260	81,819
1.875% 1/31/22	54,860	55,188
1.875% 2/28/22	131,780	132,593
1.875% 3/31/22	132,820	133,552
1.875% 4/30/22	121,810	122,448
1.875% 5/31/22	16,035	16,113
1.875% 8/31/22	69,670	69,893
1.875% 10/31/22	27,400	27,455
2% 11/30/20	31,910	32,389
2% 2/28/21	26,380	26,772
2% 5/31/21	40,290	40,852
2% 8/31/21	108,300	109,696
2% 10/31/21	29,700	30,062
2% 12/31/21	65,460	66,237
2% 7/31/22	48,060	48,526
2% 11/30/22	42,170	42,494
2% 4/30/24	58,490	58,428
2% 5/31/24	97,170	97,030
2% 2/15/25	3,635	3,609
2% 8/15/25	36,140	35,756
2% 11/15/26	153,170	150,466
2.125% 8/31/20	49,753	50,721
2.125% 1/31/21	3,060	3,118
2.125% 6/30/21	7,260	7,393
2.125% 8/15/21	90,750	92,423
2.125% 9/30/21	43,640	44,412
2.125% 12/31/21	15,950	16,229
2.125% 6/30/22	40,770	41,428
2.125% 12/31/22	63,040	63,909
2.125% 11/30/23	116,310	117,469
2.125% 2/29/24	52,620	53,037
2.125% 3/31/24	114,480	115,321
2.125% 5/15/25	58,355	58,373
2.25% 4/30/21	42,310	43,298
2.25% 7/31/21	31,690	32,420
2.25% 12/31/23	2,930	2,979
2.25% 1/31/24	76,020	77,255
2.25% 11/15/24	85,930	86,971
2.25% 11/15/25	106,250	107,009
2.25% 2/15/27	130,890	131,263
2.375% 8/15/24	78,790	80,535
2.375% 5/15/27	37,240	37,790
2.5% 8/15/23	97,170	100,355
2.5% 5/15/24	95,500	98,484
2.625% 4/30/18	10,200	10,330
2.625% 8/15/20	141,000	145,957
2.625% 11/15/20	94,180	97,561
2.75% 12/31/17	3,000	3,027
2.75% 11/15/23	102,790	107,709
2.75% 2/15/24	135,610	142,057
2.875% 3/31/18	100,620	101,988
3.125% 5/15/21	50,876	53,766
3.375% 11/15/19	27,740	29,093
3.5% 2/15/18	4,000	4,064
3.5% 5/15/20	81,800	86,657
3.625% 2/15/20	59,600	63,118
3.625% 2/15/21	39,800	42,717
3.875% 5/15/18	8,000	8,200
4% 8/15/18	22,000	22,727

TOTAL U.S. TREASURY OBLIGATIONS		12,430,925

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $12,742,821)		12,902,016

U.S. Government Agency - Mortgage Securities - 29.1%
Fannie Mae - 14.0%
2.5% 3/1/22 to 2/1/47	416,496	421,387
2.5% 6/1/32 (c)	8,600	8,682
2.5% 6/1/47 (c)	600	582
2.782% 11/1/34 (b)	8,597	8,959
3% 4/1/24 to 4/1/47	1,193,866	1,210,733
3% 6/1/32 (c)	36,800	37,944
3% 6/1/32 (c)	15,700	16,188
3% 6/1/47 (c)	22,500	22,604
3.332% 11/1/34 (b)	609	644
3.395% 4/1/41 (b)	3,516	3,720
3.5% 4/1/24 to 5/1/47	1,055,264	1,093,412
3.5% 6/1/32 (c)	18,740	19,611
3.5% 6/1/32 (c)	6,200	6,488
3.5% 6/1/47 (c)	23,350	24,098
3.5% 6/1/47 (c)	23,350	24,098
4% 7/1/18 to 12/1/46	569,505	602,701
4% 6/1/47 (c)	75,200	79,401
4% 6/1/47 (c)	49,100	51,843
4.5% 1/1/19 to 6/1/47	277,703	299,993
4.5% 6/1/47 (c)	13,900	14,978
5% 12/1/20 to 10/1/45	135,398	148,747
5% 6/1/47 (c)	4,700	5,166
5% 6/1/47 (c)	1,100	1,209
5.5% 8/1/17 to 2/1/42	107,595	120,249
6% 2/1/23 to 7/1/41	44,969	51,276
6.5% 3/1/22 to 6/1/40	16,857	19,473

TOTAL FANNIE MAE		4,294,186

Freddie Mac - 7.0%
2.5% 7/1/22 to 10/1/31	153,838	156,294
2.5% 6/1/32 (c)	61,000	61,620
2.535% 3/1/36 (b)	4,072	4,209
2.82% 12/1/35 (b)	3,495	3,713
3% 3/1/27 to 3/1/47	662,259	670,341
3% 6/1/32 (c)	54,000	55,713
3% 6/1/47 (c)	28,000	28,116
3.07% 3/1/35 (b)	1,700	1,799
3.367% 9/1/37 (b)	986	1,028
3.5% 9/1/25 to 2/1/47	568,234	588,314
3.5% 6/1/47 (c)	42,000	43,354
4% 4/1/25 to 2/1/47	249,177	263,753
4% 6/1/47 (c)	43,800	46,233
4% 6/1/47 (c)	33,000	34,833
4.5% 6/1/25 to 12/1/44	87,759	94,957
5% 4/1/23 to 9/1/40	44,510	49,156
5.5% 5/1/23 to 6/1/41	36,212	40,514
6% 4/1/32 to 8/1/37	1,307	1,488
6.5% 8/1/36 to 12/1/37	360	415

TOTAL FREDDIE MAC		2,145,850

Ginnie Mae - 8.1%
2.5% 10/20/42 to 5/20/47	27,463	27,084
2.5% 6/1/47 (c)	400	394
3% 4/15/42 to 4/20/47	707,112	721,322
3% 6/1/47 (c)	16,000	16,291
3.5% 10/15/40 to 11/20/46 (c)	842,042	880,194
3.5% 6/1/47 (c)	29,500	30,756
3.5% 6/1/47 (c)	5,000	5,213
3.5% 6/1/47 (c)	40,000	41,703
4% 1/15/25 to 9/20/46	289,530	307,913
4% 6/1/47 (c)	61,750	65,339
4% 7/1/47 (c)	20,500	21,660
4% 7/1/47 (c)	21,200	22,399
4.5% 3/20/33 to 11/20/46	171,912	185,369
4.5% 6/1/47 (c)	5,500	5,885
5% 7/15/38 to 8/20/46	81,159	90,154
5% 6/1/47 (c)	700	755
5.5% 10/20/32 to 11/20/46	30,653	34,581
6% 5/20/34 to 12/15/40	11,727	13,492
6.5% 8/20/36 to 1/15/39	2,277	2,620

TOTAL GINNIE MAE		2,473,124

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $8,881,075)		8,913,160

Asset-Backed Securities - 0.4%
American Express Credit Account Master Trust Series 2017-3 Class A, 1.1644% 11/15/22	$4,600	$4,605
Capital One Multi-Asset Execution Trust:
Series 2015-A1 Class A, 1.39% 1/15/21	9,500	9,501
Series 2016-A6 Class A, 1.82% 9/15/22	9,450	9,478
Chase Issuance Trust:
Series 2012-A4 Class A4, 1.58% 8/16/21	6,875	6,864
Series 2012-A7 Class A7, 2.16% 9/16/24	3,925	3,915
Series 2015-A4 Class A, 1.84% 4/15/22	4,750	4,765
Citibank Credit Card Issuance Trust:
Series 2013-A9 Class A9, 3.72% 9/8/25	4,675	5,022
2.19% 11/20/23	5,680	5,728
Discover Card Master Trust:
Series 2015-A2 Class A, 1.9% 10/17/22	10,800	10,843
Series 2017-A4 Class A4, 2.53% 10/15/26	1,800	1,807
Ford Credit Auto Owner Trust:
Series 2014-C Class A3, 1.06% 5/15/19	3,495	3,491
Series 2016-C Class A3, 1.22% 3/15/21	8,030	7,981
Ford Credit Floorplan Master Owner Trust Series 2015-2 Class A1, 1.98% 1/15/22	9,500	9,529
Honda Auto Receivables Owner Trust:
Series 2014-4 Class A3, 0.99% 9/17/18	2,631	2,629
Series 2015-1 Class A3, 1.05% 10/15/18	4,167	4,164
Series 2016-4 Class A3, 1.21% 12/18/20	8,030	7,981
Hyundai Auto Receivables Trust Series 2015-A Class A3, 1.05% 4/15/19	3,979	3,975
Nissan Auto Receivables Owner Trust Series 2014-B Class A3, 1.11% 5/15/19	3,925	3,922
Nissan Master Owner Trust Receivables Series 2016-A Class A2, 1.54% 6/15/21	9,175	9,133
Volkswagen Auto Lease Trust Series 2015-A Class A3, 1.25% 12/20/17	2,422	2,421
TOTAL ASSET-BACKED SECURITIES
(Cost $116,928)		117,754

Commercial Mortgage Securities - 1.5%
Citigroup Commercial Mortgage Trust:
sequential payer:
Series 2014-GC25 Class A4, 3.635% 10/10/47	6,000	6,295
Series 2015-P1 Class A5, 3.717% 9/15/48	5,865	6,193
Series 2007-C6 Class A4, 5.922% 12/10/49 (b)	852	851
COMM Mortgage Trust:
sequential payer:
Series 2013-CR13 Class A3, 3.928% 11/10/23	14,140	15,118
Series 2013-CR7 Class A4, 3.213% 3/10/46	18,940	19,505
Series 2013-CR6 Class A4, 3.101% 3/10/46	18,765	19,221
Series 2015-CR22 Class A5, 3.309% 3/10/48	19,425	19,921
Credit Suisse Commercial Mortgage Trust Series 2007-C5 Class A4, 5.695% 9/15/40 (b)	427	428
CSAIL Commercial Mortgage Trust sequential payer Series 2015-C3 Class A4, 3.7182% 8/15/48	12,565	13,221
FHLMC Series K047 Class A2, 3.329% 5/25/25	3,860	4,072
Freddie Mac:
sequential payer:
Series K007 Class A2, 4.224% 3/25/20	19,000	20,186
Series K034 Class A2, 3.531% 7/25/23	9,000	9,616
Series K057 Class A2, 2.57% 7/25/26	5,660	5,613
Series K013 Class A2, 3.974% 1/25/21	11,575	12,394
Series K020 Class A2, 2.373% 5/25/22	10,400	10,540
Series K036 Class A2, 3.527% 10/25/23	8,975	9,594
Series K046 Class A2, 3.205% 3/25/25	33,300	34,834
Series K053 Class A2, 2.995% 12/25/25	7,111	7,318
Series K056 Class A2, 2.5382% 5/25/26	20,750	20,532
Series K062 Class A1, 3.032% 9/25/26	21,580	22,349
Series K064 Class A2, 3.224% 3/25/27	17,250	17,953
GS Mortgage Securities Trust sequential payer Series 2013-GC10 Class A4, 2.681% 2/10/46	11,388	11,482
JPMBB Commercial Mortgage Securities Trust:
sequential payer:
Series 2013-C12 Class A5, 3.6637% 7/15/45	3,880	4,088
Series 2014-C21 Class A5, 3.7748% 8/15/47	13,830	14,627
Series 2014-C23 Class A5, 3.9342% 9/15/47	9,550	10,198
Series 2014-C24 Class A5, 3.6385% 11/15/47	5,275	5,530
JPMBB Commercial Mortgage Secutities Trust sequential payer Series 2015-C29 Class A4, 3.6108% 5/15/48	9,000	9,394
JPMDB Commercial Mortgage Securities Trust sequential payer Series 2016-C2 Class ASB, 2.9542% 6/15/49	17,670	18,022
JPMorgan Chase Commercial Mortgage Securities Corp. sequential payer Series 2012-LC9 Class A5, 2.84% 12/15/47	16,251	16,475
JPMorgan Chase Commercial Mortgage Securities Trust:
sequential payer Series 2007-LD11 Class A4, 6.004% 6/15/49 (b)	28	27
Series 2013-C13 Class A4, 3.9936% 1/15/46 (b)	9,265	9,920
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 6.2056% 7/15/44 (b)	466	466
LB-UBS Commercial Mortgage Trust:
Series 2007-C6 Class A4, 5.858% 7/15/40 (b)	94	94
Series 2007-C7 Class A3, 5.866% 9/15/45	3,833	3,866
Merrill Lynch Mortgage Trust:
Series 2007-C1 Class A4, 6.0269% 6/12/50 (b)	179	178
Series 2008-C1 Class A4, 5.69% 2/12/51	1,396	1,407
Merrill Lynch-CFC Commercial Mortgage Trust Series 2007-8 Class A3, 6.0659% 8/12/49 (b)	232	232
Morgan Stanley BAML Trust:
sequential payer:
Series 2013-C11 Class A4, 4.1697% 8/15/46 (b)	18,892	20,446
Series 2015-C27 Class ASB, 3.557% 12/15/47	4,720	4,974
Series 2016-C28 Class ASB, 3.288% 1/15/49	9,079	9,441
Series 2015-C20 Class A4, 3.249% 2/15/48	14,725	15,027
Wachovia Bank Commercial Mortgage Trust sequential payer Series 2007-C33 Class A5, 6.179% 2/15/51 (b)	733	733
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2013-C14 Class A4, 3.073% 6/15/46	10,000	10,213
Series 2014-C25 Class A5, 3.631% 11/15/47	14,450	15,125
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $451,301)		457,719

Municipal Securities - 0.6%
American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	9,720	15,379
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2010 S1, 7.043% 4/1/50	2,375	3,516
California Gen. Oblig. 7.55% 4/1/39	15,000	22,587
Chicago Gen. Oblig. (Taxable Proj.) Series 2014 B, 6.314% 1/1/44	1,900	1,713
Commonwealth Fing. Auth. Rev. Series 2016 A, 4.144% 6/1/38	7,670	7,841
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33	$8,900	$8,020
Series 2011, 5.877% 3/1/19	9,700	10,159
Kansas St Dev. Fin. Auth. Rev. Series 2015 H, 4.927% 4/15/45	7,600	8,229
Los Angeles Cmnty. College District Series 2008 E, 6.75% 8/1/49	9,450	14,177
Los Angeles Dept. Arpt. Rev. Series 2009 C, 6.582% 5/15/39	4,985	6,497
Massachusetts Gen. Oblig. Series F, 3.277% 6/1/46	4,720	4,421
New Jersey Tpk. Auth. Tpk. Rev. Series 2009 E, 7.414% 1/1/40	4,700	6,921
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2010 DD, 5.952% 6/15/42	9,025	12,156
New York City Transitional Fin. Auth. Rev. Series 2011 A, 5.508% 8/1/37	10,725	13,365
New York Metropolitan Trans. Auth. Rev. Series 2010 A, 6.668% 11/15/39	6,160	8,399
Port Auth. of New York & New Jersey:
Series 180, 4.96% 8/1/46	5,175	6,076
Series 2010 164, 5.647% 11/1/40	5,210	6,535
Port of Morrow Transmission Facilities Rev. (Bonneville Coorporation Proj.) Series 2016 1, 2.987% 9/1/36	5,660	5,256
San Francisco Pub. Utils. Commission Wtr. Rev. Series 2010 E, 6% 11/1/40	6,320	8,050
South Carolina Pub. Svc. Auth. Rev. Series 2013 C, 5.784% 12/1/41	11,312	11,842
Univ. of California Revs.:
Series 2009 R, 5.77% 5/15/43	1,000	1,276
Series 2015 AP, 3.931% 5/15/45	3,740	3,808
TOTAL MUNICIPAL SECURITIES
(Cost $168,685)		186,223

Foreign Government and Government Agency Obligations - 1.7%
Banque Centrale de Tunisie 1.416% 8/5/21	$8,500	$8,312
Canadian Government 1.125% 3/19/18	6,640	6,635
Chilean Republic:
3.125% 1/21/26	1,000	1,024
3.25% 9/14/21	9,000	9,361
Colombian Republic:
2.625% 3/15/23	7,575	7,357
4% 2/26/24	4,825	5,000
4.5% 1/28/26	1,000	1,065
5% 6/15/45	8,640	8,726
5.625% 2/26/44	7,775	8,498
6.125% 1/18/41	4,750	5,472
7.375% 3/18/19	3,450	3,786
Export Development Canada 1.5% 10/3/18	1,700	1,703
FMS Wertmanagement AoeR 1.375% 6/8/21	9,400	9,215
Hungarian Republic 5.75% 11/22/23	18,900	21,575
Israeli State 4% 6/30/22	7,000	7,500
Italian Republic:
5.375% 6/12/17	2,375	2,376
6.875% 9/27/23	6,000	7,072
Jordanian Kingdom:
1.945% 6/23/19	23,650	23,824
3% 6/30/25	2,400	2,473
KfW:
1.5% 4/20/20	2,825	2,815
1.875% 4/1/19	16,930	17,057
2.125% 1/17/23	12,000	12,057
2.75% 10/1/20	4,175	4,313
4% 1/27/20	3,000	3,187
4.875% 6/17/19	25,000	26,675
Korean Republic 7.125% 4/16/19	6,650	7,288
Manitoba Province:
2.1% 9/6/22	1,900	1,897
2.125% 5/4/22	4,000	4,004
3.05% 5/14/24	1,500	1,558
New Brunswick Province 2.75% 6/15/18	4,350	4,405
Ontario Province:
2.25% 5/18/22	5,820	5,862
2.4% 2/8/22	5,210	5,289
2.5% 4/27/26	5,000	4,965
4% 10/7/19	15,000	15,803
Panamanian Republic:
3.75% 3/16/25	3,800	3,919
3.875% 3/17/28	9,600	9,864
4% 9/22/24	4,800	5,046
4.3% 4/29/53	5,675	5,618
5.2% 1/30/20	1,800	1,956
Peruvian Republic:
4.125% 8/25/27	2,800	3,059
5.625% 11/18/50	7,150	8,787
6.55% 3/14/37	3,075	4,067
7.125% 3/30/19	1,900	2,075
Philippine Republic:
3.95% 1/20/40	8,100	8,355
4.2% 1/21/24	4,765	5,184
6.375% 10/23/34	10,375	13,848
6.5% 1/20/20	6,144	6,863
Polish Government:
3.25% 4/6/26	6,600	6,698
4% 1/22/24	4,550	4,864
5% 3/23/22	14,500	16,060
Province of British Columbia 2.25% 6/2/26	3,770	3,690
Province of Quebec:
2.375% 1/31/22	3,800	3,855
2.75% 8/25/21	20,000	20,610
2.75% 4/12/27	4,750	4,784
2.875% 10/16/24	2,075	2,134
Quebec Province 2.5% 4/20/26	5,660	5,613
South African Republic:
5.875% 5/30/22	7,675	8,431
6.875% 5/27/19	6,750	7,315
Ukraine Government 1.471% 9/29/21	10,300	10,082
United Mexican States:
3.5% 1/21/21	7,400	7,700
3.625% 3/15/22	3,000	3,102
4% 10/2/23	18,750	19,568
4.125% 1/21/26	3,200	3,322
4.35% 1/15/47	3,800	3,544
4.6% 1/23/46	5,800	5,641
4.75% 3/8/44	9,700	9,618
5.55% 1/21/45	3,916	4,331
6.05% 1/11/40	4,800	5,595
Uruguay Republic:
4.125% 11/20/45	4,750	4,299
4.375% 10/27/27	12,250	12,948
4.5% 8/14/24	3,625	3,899
5.1% 6/18/50	5,755	5,790
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $510,732)		520,283

Supranational Obligations - 1.1%
African Development Bank:
0.875% 3/15/18	1,900	1,894
1.25% 7/26/21	9,390	9,167
1.625% 10/2/18	2,800	2,809
2.375% 9/23/21	2,900	2,959
Asian Development Bank:
1.125% 6/5/18	7,290	7,279
1.5% 1/22/20	4,750	4,746
1.875% 4/12/19	12,000	12,094
1.875% 2/18/22	2,000	1,999
2% 4/24/26	6,300	6,121
2.125% 11/24/21	4,825	4,861
Council of Europe Development Bank 1% 3/7/18	1,900	1,896
European Bank for Reconstruction and Development:
1% 6/15/18	4,750	4,734
1.125% 8/24/20	4,690	4,604
1.75% 6/14/19	4,700	4,709
1.75% 11/26/19	2,875	2,887
2.125% 3/7/22	4,690	4,725
European Investment Bank:
1.125% 8/15/18	6,590	6,572
1.25% 5/15/18	3,550	3,548
1.375% 6/15/20	2,725	2,700
1.375% 9/15/21	17,570	17,216
1.625% 6/15/17	4,640	4,641
1.625% 12/18/18	30,900	31,015
1.625% 6/15/21	7,000	6,939
1.75% 6/17/19	8,625	8,669
1.875% 3/15/19	3,000	3,021
1.875% 2/10/25	3,000	2,918
2% 3/15/21	4,770	4,801
2.125% 10/15/21	2,840	2,867
2.25% 3/15/22	15,900	16,104
2.25% 8/15/22	1,880	1,903
2.375% 6/15/22	14,000	14,260
2.375% 5/24/27	4,000	3,982
2.5% 4/15/21	4,650	4,767
2.5% 10/15/24	5,725	5,839
2.875% 9/15/20	9,000	9,322
3.25% 1/29/24	2,000	2,128
Inter-American Development Bank:
1.75% 10/15/19	1,375	1,381
2.125% 1/15/25	1,830	1,805
3% 10/4/23	3,575	3,760
3.875% 9/17/19	5,000	5,251
4.375% 1/24/44	4,000	4,789
International Bank for Reconstruction & Development:
1% 6/15/18	5,600	5,583
1.125% 8/10/20	19,800	19,473
1.375% 9/20/21	5,230	5,125
1.625% 3/9/21	6,000	5,967
1.625% 2/10/22	3,900	3,854
1.75% 4/19/23	6,700	6,554
1.875% 10/7/19	3,825	3,855
1.875% 10/27/26	4,760	4,560
2.25% 6/24/21	16,075	16,335
2.5% 11/25/24	5,700	5,787
2.5% 7/29/25	3,790	3,826
International Finance Corp.:
1.125% 7/20/21	6,550	6,370
1.625% 7/16/20	2,870	2,871
1.75% 9/16/19	11,350	11,424
Nordic Investment Bank 1.125% 2/25/19	6,600	6,569
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $354,118)		355,835

Bank Notes - 0.1%
American Express Bank FSB 6% 9/13/17	615	623
Bank of America NA 6% 10/15/36	2,419	3,033
JPMorgan Chase Bank 6% 10/1/17	7,075	7,178
KeyBank NA 2.5% 12/15/19	4,000	4,043
Regions Bank 7.5% 5/15/18	2,000	2,105
UBS AG Stamford Branch:
5.75% 4/25/18	$830	$860
5.875% 12/20/17	2,034	2,082
TOTAL BANK NOTES
(Cost $19,112)		19,924
	Shares	Value (000s)

Money Market Funds - 0.5%
Fidelity Cash Central Fund, 0.86% (d)
(Cost $157,741)	157,709,603	157,741
TOTAL INVESTMENT PORTFOLIO - 102.7%
(Cost $31,014,286)		31,487,515
NET OTHER ASSETS (LIABILITIES) - (2.7)%		(818,139)
NET ASSETS - 100%		$30,669,376

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Fannie Mae
2.5% 6/1/32	$(61,000)	$(61,581)
3% 6/1/32	(54,000)	(55,679)
3% 6/1/47	(28,000)	(28,129)
3.5% 6/1/47	(42,000)	(43,345)
4% 6/1/47	(33,000)	(34,843)

TOTAL FANNIE MAE		(223,577)

Ginnie Mae
3.5% 6/1/47	(34,500)	(35,969)
TOTAL TBA SALE COMMITMENTS
(Proceeds $258,066)		$(259,546)

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $122,970,000 or 0.4% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$988
Fidelity Securities Lending Cash Central Fund	209
Total	$1,197

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Corporate Bonds	$7,856,860	$--	$7,856,860	$--
U.S. Government and Government Agency Obligations	12,902,016	--	12,902,016	--
U.S. Government Agency - Mortgage Securities	8,913,160	--	8,913,160	--
Asset-Backed Securities	117,754	--	117,754	--
Commercial Mortgage Securities	457,719	--	457,719	--
Municipal Securities	186,223	--	186,223	--
Foreign Government and Government Agency Obligations	520,283	--	520,283	--
Supranational Obligations	355,835	--	355,835	--
Bank Notes	19,924	--	19,924	--
Money Market Funds	157,741	157,741	--	--
Total Investments in Securities:	$31,487,515	$157,741	$31,329,774	$--
Other Financial Instruments:
TBA Sale Commitments	$(259,546)	$--	$(259,546)	$--
Total Other Financial Instruments:	$(259,546)	$--	$(259,546)	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2017, the cost of investment securities for income tax purposes was $30,997,719,000. Net unrealized appreciation aggregated $489,796,000, of which $684,135,000 related to appreciated investment securities and $194,339,000 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	July 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	July 28, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	July 28, 2017